       As filed with the Securities and Exchange Commission on August 29, 1997
                                                                File No. 2-67052
                                                               File No. 811-3023
--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Post-Effective Amendment No. 45

                                         and

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                   Amendment No. 47
                         ------------------------------------

                                     FORUM FUNDS
                             (Formerly Forum Funds, Inc.)
                (Exact Name of Registrant as Specified in its Charter)

                     Two Portland Square, Portland, Maine  04101
                       (Address of Principal Executive Office)

           Registrant's Telephone Number, including Area Code: 207-879-1900
                         ------------------------------------

                                  Max Berueffy, Esq.
                            Forum Financial Services, Inc.
                     Two Portland Square, Portland, Maine  04101
                       (Name and Address of Agent for Service)

                             Copies of Communications to:
                              Anthony C.J. Nuland, Esq.
                                   Seward & Kissel
                                 1200 G Street, N.W.
                               Washington, D.C.  20005
                         ------------------------------------

It is proposed that this filing will become effective:
           immediately upon filing pursuant to Rule 485, paragraph (b)
     -----
           on [     ] pursuant to Rule 485, paragraph (b)
     -----
           60 days after filing pursuant to Rule 485, paragraph (a)(i)
     -----

       X   75 days after filing pursuant to Rule 485, paragraph (a)(ii)
     -----
           on [     ] pursuant to Rule 485, paragraph (a)(ii)
     -----

    ----- this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. Registrant filed a Rule 24f-2 notice for its most recent fiscal year ended March 31, 1997, on May 29, 1997.

                                CROSS REFERENCE SHEET
                             (AS REQUIRED BY RULE 404(c))

                                        PART A
       (Prospectus offering Investor Shares of Daily Assets Treasury Fund, Daily Assets Governemnt Fund, Daily Assets Cash Fund, Daily Assets Tax-Exempt Fund and Daily Assets Treasury Fund II)

FORM N-1A                                   LOCATION IN PROSPECTUS
 ITEM NO.                                         (CAPTION)
---------                                   --------------------------

Item 1.  Cover Page:                        Cover Page

Item 2.  Synopsis:                          Prospectus Summary

Item 3.  Condensed Financial
         Information:                       Not Applicable

Item 4.  General Description
         of Registrant:                     Prospectus Summary; Investment
                                            Objective and Policies; Other
                                            Information

Item 5.  Management of the Fund:            Prospectus Summary; Management

Item 6.  Capital Stock and
         Other Securities                   Investment Objective and Policies;
                                            Dividends and Tax Matters; Other
                                            Information - The Trust and its
                                            Shares

Item 7.  Purchase of Securities
         Being Offered:                     Purchases and Redemptions of
                                            Shares; Other Information -
                                            Determination of Net Asset Value;
                                            Management

Item 8.  Redemption or Repurchase
         of Shares:                         Purchases and Redemptions of Shares

Item 9.  Pending Legal Proceedings          Not Applicable

                                CROSS REFERENCE SHEET
                             (AS REQUIRED BY RULE 404(c))

                                        PART A
       (Prospectus offering Institutional Shares of Daily Assets Treasury Fund, Daily Assets Governemnt Fund, Daily Assets Cash Fund, Daily Assets Tax-Exempt Fund and Daily Assets Treasury Fund II)

FORM N-1A                                   LOCATION IN PROSPECTUS
 ITEM NO.                                         (CAPTION)
---------                                   --------------------------

Item 1.  Cover Page:                        Cover Page

Item 2.  Synopsis:                          Prospectus Summary

Item 3.  Condensed Financial
         Information:                       Not Applicable

Item 4.  General Description
         of Registrant:                     Prospectus Summary; Investment
                                            Objective and Policies; Other
                                            Information

Item 5.  Management of the Fund:            Prospectus Summary; Management

Item 6.  Capital Stock and
         Other Securities                   Investment Objective and Policies;
                                            Dividends and Tax Matters; Other
                                            Information - The Trust and its
                                            Shares

Item 7.  Purchase of Securities
         Being Offered:                     Purchases and Redemptions of
                                            Shares; Other Information -
                                            Determination of Net Asset Value;
                                            Management

Item 8.  Redemption or Repurchase
         of Shares:                         Purchases and Redemptions of Shares

Item 9.  Pending Legal Proceedings          Not Applicable

                                CROSS REFERENCE SHEET
                             (AS REQUIRED BY RULE 404(c))

                                        PART A
       (Prospectus offering Institutional Service Shares of Daily Assets Treasury Fund, Daily Assets Governemnt Fund, Daily Assets Cash Fund, Daily Assets Tax-Exempt Fund and Daily Assets Treasury Fund II)

FORM N-1A                                   LOCATION IN PROSPECTUS
 ITEM NO.                                         (CAPTION)
---------                                   --------------------------

Item 1.  Cover Page:                        Cover Page

Item 2.  Synopsis:                          Prospectus Summary

Item 3.  Condensed Financial
         Information:                       Not Applicable

Item 4.  General Description
         of Registrant:                     Prospectus Summary; Investment
                                            Objective and Policies; Other
                                            Information

Item 5.  Management of the Fund:            Prospectus Summary; Management

Item 6.  Capital Stock and
         Other Securities                   Investment Objective and Policies;
                                            Dividends and Tax Matters; Other
                                            Information - The Trust and its
                                            Shares

Item 7.  Purchase of Securities
         Being Offered:                     Purchases and Redemptions of
                                            Shares; Other Information -
                                            Determination of Net Asset Value;
                                            Management

Item 8.  Redemption or Repurchase
         of Shares:                         Purchases and Redemptions of Shares

Item 9.  Pending Legal Proceedings          Not Applicable

                                CROSS REFERENCE SHEET
                             (AS REQUIRED BY RULE 404(c))

                                        PART A
   (Prospectus offering Shares of S&P 500 Index Fund, Investors Equity Fund,
     Small Cap Fund, International Equity Fund and Emerging Markets Fund)


FORM N-1A                                   LOCATION IN PROSPECTUS
 ITEM NO.                                       (CAPTION)
---------                                   --------------------------

Item 1.  Cover Page:                        Cover Page

Item 2.  Synopsis:                          Prospectus Summary

Item 3.  Condensed Financial
         Information:                       Not Applicable

Item 4.  General Description                Prospectus Summary;
         of Registrant:                     Investment Objective and Policies;
                                            Other Information

Item 5.  Management of the Fund:            Prospectus Summary; Management

Item 6.  Capital Stock and
         Other Securities                   Investment Objective and Policies;
                                            Dividends and Tax Matters; Other
                                            Information - The Trust and its
                                            Shares

Item 7.  Purchase of Securities
         Being Offered:                     Purchases and Redemptions of
                                            Shares; Other Information -
                                            Determination of Net Asset Value;
                                            Management

Item 8.  Redemption or Repurchase
         of Shares:                         Purchases and Redemptions of Shares

Item 9.  Pending Legal Proceedings          Not Applicable

                                CROSS REFERENCE SHEET
                             (AS REQUIRED BY RULE 404(c))

                                        PART A
                               (All other Prospectuses)

                            Not Applicable in this Filing

                                        PART B
     (SAI offering Shares of Daily Assets Treasury Fund, Daily Assets Governemnt Fund, Daily Assets Cash Fund, Daily Assets Tax-Exempt Fund and Daily Assets
                                Treasury Fund II)



                                               LOCATION IN STATEMENT
FORM N-1A                                     OF ADDITIONAL INFORMATION
 ITEM NO.                                           (CAPTION)
---------                                   -------------------------

Item 10. Cover Page:                        Cover Page

Item 11. Table of Contents:                 Cover Page

Item 12. General Information and History:   Management; Other Information

Item 13. Investment Objectives and
         Policies:                          Investment Policies; Investment
                                            Limitations

Item 14. Management of the Registrant:      Management

Item 15. Control Persons and
         Principal Holders of
         Securities:                        Other Information

Item 16. Investment Advisory
         and Other Services:                Management;
                                            Other Information - Custodian,
                                            Counsel, Auditors

Item 17. Brokerage Allocation
         and Other Practices:               Portfolio Transactions

Item 18. Capital Stock and
         Other Securities:                  Determination of Net Asset Value

Item 19. Purchase, Redemption and
         Pricing of Securities Being
         Offered: Determination of Net Asset Value; Additional Purchase and Redemption Information

Item 20. Tax Status:                        Taxation

Item 21. Underwriters:                      Management

Item 22. Calculation of
         Performance Data:                  Performance Data

Item 23. Financial Statements:              Not Applicable

                                        PART B
(SAI offering Shares of S&P 500 Index Fund, Investors Equity Fund, Small Cap
        Fund, International Equity Fund and Emerging Markets Fund)

                                               LOCATION IN STATEMENT
FORM N-1A                                    OF ADDITIONAL INFORMATION
 ITEM NO.                                            (CAPTION)
---------                                    -------------------------

Item 10. Cover Page:                        Cover Page

Item 11. Table of Contents:                 Cover Page

Item 12. General Information and History:   Management; Other Information

Item 13. Investment Objectives and
         Policies:                          Investment Policies; Investment
                                            Limitations

Item 14. Management of the Registrant:      Management

Item 15. Control Persons and
         Principal Holders of
         Securities:                        Other Information

Item 16. Investment Advisory
         and Other Services:                Management; Other Information -
                                            Custodian, Counsel, Auditors

Item 17. Brokerage Allocation
         and Other Practices:               Portfolio Transactions

Item 18. Capital Stock and
         Other Securities:                  Determination of Net Asset Value

Item 19. Purchase, Redemption and
         Pricing of Securities Being
         Offered: Determination of Net Asset Value; Additional Purchase and Redemption Information

Item 20. Tax Status:                        Taxation

Item 21. Underwriters:                      Management

Item 22. Calculation of
         Performance Data:                  Performance Data

Item 23. Financial Statements:              Not Applicable

                                CROSS REFERENCE SHEET
                             (AS REQUIRED BY RULE 404(c))

                                        PART B
                                   (All other SAIs)

                            Not Applicable in this Filing

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.


                                                      PRELIMINARY PROSPECTUS
FORUM FUNDS                                            SUBJECT TO COMPLETION
                                                           November 15, 1997
Daily Assets Treasury Fund
Daily Assets Treasury Fund II
Daily Assets Government Fund
Daily Assets Cash Fund
Daily Assets TaxSaver Fund

This Prospectus offers Investor Shares of Daily Assets Treasury Fund, Daily Assets Treasury Fund II, Daily Assets Government Fund, Daily Assets Cash Fund and Daily Assets TaxSaver Fund (each a "Fund"). Each Fund is a diversified no-load, money market portfolio of Forum Funds (the "Trust"), an open-end, management investment company. Each Fund seeks to provide its shareholders with high current income (which, in the case of Daily Assets TaxSaver Fund, is exempt from federal income taxes) to the extent consistent with the preservation of capital and the maintenance of liquidity.
Each Fund seeks to achieve its objective by investing all of its investable assets in a separate portfolio of a registered, open-end, management investment company with an identical investment objective. See "Prospectus Summary" and "Other Information - Fund Structure." Through the portfolio in which it invests:

    DAILY ASSETS TREASURY FUND invests primarily in obligations of the U.S. Treasury or certain agencies and instrumentalities of the U.S. Government with a view toward providing income that is generally considered exempt from state and local income taxes.
    DAILY ASSETS TREASURY FUND II invests primarily in obligations of the U.S. Treasury and in repurchase agreements backed by these obligations.
    DAILY ASSETS GOVERNMENT CASH FUND invests primarily in obligations of the U.S. Government, its agencies and instrumentalities and in repurchase agreements backed by these obligations.
    DAILY ASSETS CASH FUND invests in a broad spectrum of high-quality money market instruments.
    DAILY ASSETS TAXSAVER FUND invests primarily in high-quality obligations of the states, territories and possessions of the U.S. and of their subdivisions, authorities and corporations ("municipal securities") with a view toward providing income that is exempt from federal income taxes.

This Prospectus sets forth concisely the information concerning the Trust and the Funds that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated November 15, 1997, as may be amended from time to time (the "SAI"), which contains more detailed information about the Trust and the Funds and which is incorporated into this Prospectus by reference. The SAI is available without charge by contacting the Funds' transfer agent, Forum Financial Corp. at P.O. Box 446, Portland, Maine 04112, (207) 879-0001 or (800) 94FORUM.

      Investors should read this Prospectus and retain it for future reference.

FUND SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER FEDERAL AGENCY.

THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  TABLE OF CONTENTS

1.  Prospectus Summary . . . . . . . . . . . . . . . . . . . . . . .     2
2.  Financial Highlights . . . . . . . . . . . . . . . . . . . . . .     4
3.  Investment Objectives and Policies . . . . . . . . . . . . . . .     5
4.  Management . . . . . . . . . . . . . . . . . . . . . . . . . . .    10
5.  Purchases and Redemptions of Shares. . . . . . . . . . . . . . .    12
6.  Distributions and Tax Matters. . . . . . . . . . . . . . . . . .    16
7.  Other Information. . . . . . . . . . . . . . . . . . . . . . . .    18

1.  PROSPECTUS SUMMARY

HIGHLIGHTS OF THE FUNDS

This prospectus offers shares of the Investor class ("Investor Shares") of each of the Funds. The Funds operate in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Daily Assets Treasury Cash Fund, Daily Assets Treasury Cash Fund II, Daily Assets Government Cash Fund, Daily Assets Cash Fund and Daily Assets TaxSaver Fund invest all of their investable assets in Treasury Portfolio, Treasury Cash Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio (each a "Portfolio" and collectively the "Portfolios"), respectively. The Portfolios are separate series of Core Trust (Delaware) ("Core Trust"), an open-end, management investment company. Accordingly, the investment experience of each Fund will correspond directly with the investment experience of its corresponding Portfolio. See "Other Information - Fund Structure."

MANAGEMENT. Forum Administrative Services, LLC ("FAS") supervises the overall management of the Funds and the Portfolios and Forum Financial Services, Inc. ("FFSI") is the distributor of the Funds' shares. Forum Advisors, Inc. ("Forum Advisors") is the investment adviser of Treasury Portfolio and Municipal Cash Portfolio and provides professional management of those Portfolio's investments. Linden Asset Management, Inc. ("Linden") is the investment adviser of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio and provides professional management of those Portfolios' investments. Forum Advisors and Linden provide certain subadvisory assistance for the Portfolios they do not directly advise. The Funds' transfer agent, dividend disbursing agent and shareholder servicing agent (the "Transfer Agent") is Forum Financial Corp. See "Management" for a description of the services provided and fees charged to the Funds.

SHAREHOLDER SERVICING AND DISTRIBUTION. The Trust has adopted a Shareholder Service Plan and a Plan of Distribution relating to Investor Shares under which FAS and Forum, respectively, are compensated for various shareholder servicing and distribution related activities. See "Management - Shareholder Servicing" and "- Administration and Distribution."

PURCHASES AND REDEMPTIONS. The minimum initial investment in Investor Shares is $10,000 ($2,000 for IRAs, $2,500 for exchanges). The minimum subsequent investment is $500. Investor Shares may be purchased and redeemed Monday through Friday, between the hours of 9:00 a.m. and 6:00 p.m., Eastern time, except on Federal holidays and days that the Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets TaxSaver Fund) is closed ("Fund Business Days"). To be eligible to receive that days' income, purchase orders must be received by the Transfer Agent in good order no later than 2:00 p.m., Eastern time (noon in the case of Daily Assets Treasury Fund). Shareholders may elect to have redemptions of over $5,000 transferred by bank wire to a designated bank account. To be able to receive redemption proceeds by wire on the day of the redemption, redemption orders must be received by the Transfer Agent in good order no later than 2:00 p.m., Eastern time (noon in the case of Daily Assets Treasury Fund and Daily Assets TaxSaver
Fund). All times may be changed without notice by management due to market activities. See "Purchase and Redemption of Shares."

EXCHANGES. Shareholders of a Fund may exchange Investor Shares without charge for Investor Shares of the other Funds and for the shares of other certain other mutual funds not offered by this Prospectus. See "Purchases and Redemptions of Shares - Exchanges."

DISTRIBUTIONS. Distributions of net investment income are declared daily and paid monthly by each Fund and are automatically reinvested in additional Fund shares unless the shareholder has requested payment in cash. See "Distributions and Tax Matters."

INVESTMENT CONSIDERATIONS. There can be no assurance that any Fund will be able to maintain a stable net asset value of $1.00 per share. Although the Portfolios invest only in money market instruments, an investment in any Fund involves certain risks, depending on the types of investments made and the types of investment techniques employed. Investment in any security, including U.S. Government Securities, involves some level of investment risk. An investment in a Fund is not insured by the FDIC, nor is it insured or guaranteed against loss of principal. By investing in its corresponding Portfolio, each Fund may achieve certain efficiencies and economies of scale. Nonetheless, these investments could also have potential adverse effects on the applicable Fund. See "Other Information - Core Trust Structure."

EXPENSES OF INVESTING IN THE FUNDS

The purpose of the following table is to assist investors in understanding the various expenses that an investor in Investor Shares will bear directly or indirectly. There are no transaction expenses associated with purchases, redemptions or exchanges of Fund shares.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)(1)


                                     Daily Assets   Daily Assets   Daily Assets   Daily Assets   Daily Assets
                                       Treasury       Treasury      Government        Cash         TaxSaver
                                         Fund          Fund II      Cash Fund         Fund           Fund
                                         ----          -------      ---------         ----           ----
Management Fees(2)                      0.15%          0.14%          0.14%          0.14%          0.15%
Rule 12b-1 Fees                         0.15%          0.15%          0.15%          0.15%          0.15%
Other Expenses(3)
  (after expense reimbursements)        0.45%          0.46%          0.46%          0.46%          0.45%
                                        ----           ----           ----           ----           ----
Total Operating Expenses                0.75%          0.75%          0.75%          0.75%          0.75%


(1) For a further description of the various expenses incurred in the operation of the Funds and the Portfolios, see "Management." The amount of expenses for each Fund is based on estimated annualized expenses for the Funds' fiscal year ending August 31, 1998. Each Fund's expenses include the Fund's pro rata portion of all expenses of its corresponding Portfolio, which are borne indirectly by Fund shareholders.
(2) Management Fees include all administration fees and investment advisory fees incurred by the Funds and the Portfolios; as long as its assets are invested in a Portfolio, a Fund pays no investment advisory fees directly.
(3) Absent estimated reimbursements by Forum Advisors and its affiliates, Other Expenses would be 0.__% and Total Fund Operating Expenses would be 0.__% for each Fund. Expense reimbursements are voluntary and may be reduced or eliminated at any time.

EXAMPLE

Following is a hypothetical example that indicates the dollar amount of expenses that an investor in Investor Shares would pay assuming (i) the investment of all of the Fund's assets in the Portfolio, (ii) a $1,000 investment in the Fund,
(iii) a 5% annual return, (iv) the reinvestment of all distributions and (v) redemption at the end of each period:

                               One Year   Three Years   Five Years   Ten Years
Daily Assets Treasury Fund        $8          $26          $46         $103
Daily Assets Treasury Fund II     $8          $26          $46         $103
Daily Assets Government Fund      $8          $26          $46         $103
Daily Assets Cash Fund            $8          $26          $46         $103
Daily Assets TaxSaver Fund        $8          $26          $46         $103

The example is based on the expenses listed in the Annual Fund Operating Expenses table, which assumes the continued waiver and reimbursement of certain fees and expenses. The five percent annual return is not predictive of and does not represent the Funds' projected returns; rather, it is required by government regulation. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

2.  FINANCIAL HIGHLIGHTS

As of the date hereof, Investor Shares were not offered. The following information represents selected data for a single outstanding Institutional Service Share of Daily Assets Treasury Fund and of Daily Assets Cash Fund.. Those classes were the first offered by the respective Funds and, accordingly, represent data since each Fund's inception. This information was audited by ________, independent auditors. The financial statements for Daily Assets Treasury Fund and Daily Assets Cash Fund and independent auditors' report thereon for the fiscal year ended August 31, 1997 are incorporated by reference into the SAI. Further information about those Fund's performance is contained in the Funds' annual report to shareholders which may be obtained from the Trust without charge. As of the date hereof, Daily Assets Treasury Fund II, Daily Assets Government Fund and Daily Assets TaxSaver Fund had not commenced operations. As of August 31, 1997, Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio had assets of _____, _____ and _____, respectively.



                                                                                         Ratios to Average Net
                                                                  -                              Assets
                                   Beginning                Distributions    Ending    ------------------------
                                   Net Asset      Net         From Net     Net Asset                     Net
                                   Value Per   Investment    Investment    Value per                 Investment
                                     Share       Income        Income        Share      Expenses       Income
                                     -----       ------        ------        -----      --------       ------
DAILY ASSETS TREASURY FUND
INSTITUTIONAL SERVICE SHARES
Year Ended August 31, 1997       $  1.00                                   $  1.00
Year Ended March 31, 1997           1.00          0.05         (0.05)         1.00        0.50%         4.70%
Year Ended March 31, 1996           1.00          0.05         (0.05)         1.00        0.50%         5.01%
Year Ended March 31, 1995           1.00          0.04         (0.04)         1.00        0.37%         4.45%
Year Ended March 31, 1994           1.00          0.03         (0.03)         1.00        0.33%         2.82%
Year Ended March 31, 1993(1)        1.00          0.02         (0.02)         1.00        0.32%(2)      2.92%(2)

DAILY ASSETS CASH FUND
INSTITUTIONAL SERVICE SHARES
Year Ended August 31, 1997(1)       1.00                                      1.00


                                            Net Assets at     Ratio to
                                                End of       Average Net
                                                Period         Assets
                                    Total       (000's         Gross
                                   Return       Omitted)     Expenses(3)
                                   ------       --------     -----------
DAILY ASSETS TREASURY FUND
INSTITUTIONAL SERVICE SHARES
Year Ended August 31, 1997
Year Ended March 31, 1997           4.80%        43,975         0.99%
Year Ended March 31, 1996           5.18%        43,103         1.06%
Year Ended March 31, 1995           4.45%        36,329         1.10%
Year Ended March 31, 1994           2.83%        26,505         1.17%
Year Ended March 31, 1993(1)        3.13%(2)      4,687         2.43%(2)

(1) Daily Assets Treasury Fund commenced operations on July 1, 1992 and Daily Assets Cash Fund commenced operations on and October 1, 1996.
(2) Annualized.
(3) During each period, various fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements for the Fund and its respective Portfolio.

3.  INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVE

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of Daily Assets TaxSaver Fund is to provide high current income which is exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

THERE CAN BE NO ASSURANCE THAT ANY FUND OR PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE OR MAINTAIN A STABLE NET ASSET VALUE.

Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, which has the same investment objective. In addition, all investment policies of each Fund and its corresponding Portfolio are substantially identical. Therefore, although the following in part discusses the investment policies of the Portfolios (and the responsibilities of Core Trust's board of trustees (the "Core Trust Board")), it applies equally to the Funds (and the Trust's board of trustees (the "Board")).

INVESTMENT POLICIES

Each Portfolio invests only in high quality, short-term money market instruments that are determined by its investment adviser, pursuant to procedures adopted by the Core Trust Board, to be eligible for purchase and to present minimal credit risks. High quality instruments include those that (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (ii) are otherwise unrated and determined by the investment adviser to be of comparable quality. A description of the rating categories of certain NRSROs, such as Standard & Poor's and Moody's Investors Service, Inc., is contained in the SAI

Each Portfolio invests only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated under Rule 2a-7 under the 1940 Act) and maintains a dollar-weighted average portfolio maturity of 90 days or less. Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, each Portfolio will not invest more than 5% of its total assets in the securities of any one issuer. As used herein, "U.S. Government Securities" means obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities and "Treasury Securities" means U.S. Treasury bills and notes and other U.S. Government Securities which are guaranteed as to principal and interest by the U.S. Treasury.

In the case of municipal securities, when the assets and revenues of an issuing agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity, the entity will be deemed to be the sole issuer of the security. Similarly, in the case of a security issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that is backed only by the assets and revenues of the non-governmental user, the non-governmental user will be deemed to be the sole issuer of the security.

A Fund's yield will tend to fluctuate inversely with prevailing market interest rates. For instance, in periods of falling market interest rates, yields will tend to be somewhat higher than those rates. Although each Portfolio only invests in high quality money market instruments, an investment in a Portfolio is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities and municipal securities, can change in value when there is a change in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations. The achievement of a Portfolio's investment objective is dependent in part on the continuing ability of the issuers of the securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due.

DAILY ASSETS TREASURY FUND

Treasury Portfolio seeks to attain its investment objective by investing primarily in Treasury Securities. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in Treasury Securities. The Portfolio may also invest in other

U.S. Government Securities. The Portfolio invests with a view toward providing income that is generally considered exempt from state and local income taxes. The Portfolio will purchase a U.S. Government Security that is not backed by the full faith and credit of the U.S. Government only if that security has a remaining maturity of thirteen months or less.

Among the U.S. Government Securities in which the Portfolio may invest are obligations of the Farm Credit System, Farm Credit System Financial Assistance Corporation, Federal Financing Bank, Federal Home Loan Banks, General Services Administration, Student Loan Marketing Association, and Tennessee Valley Authority. Income on these obligations and the obligations of certain other agencies and instrumentalities is generally not subject to state and local income taxes by Federal law. In addition, the income received by Fund shareholders that is attributable to these investments will also be exempt in most states from state and local income taxes. Shareholders should determine through consultation with their own tax advisers whether and to what extent dividends payable by the Fund from interest received with respect to its investments will be considered to be exempt from state and local income taxes in the shareholder's state. Shareholders similarly should determine whether the capital gain and other income, if any, payable by the Fund will be subject to state and local income taxes in the shareholder's state. See "Distributions and Tax Matters."

The U.S. Government Securities in which the Portfolio may invest include securities supported primarily or solely by the creditworthiness of the issuer. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

DAILY ASSETS TREASURY FUND II

Treasury Cash Portfolio seeks to attain its investment objective by investing primarily in Treasury Securities and in repurchase agreements backed by Treasury Securities.

DAILY ASSETS GOVERNMENT FUND

Government Cash Portfolio seeks to attain its investment objective by investing primarily in U.S. Government Securities and in repurchase agreements backed by U.S. Government Securities. The U.S. Government Securities in which the Portfolio may invest include Treasury Securities and securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, Federal Home Loan Banks and Student Loan Marketing Association. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

DAILY ASSETS CASH FUND

Cash Portfolio seeks to attain its investment objective by investing in a broad spectrum of money market instruments. The Portfolio may invest in
(i) obligations of domestic financial institutions, (ii) U.S. Government Securities (see "Investment Objectives and Policies - Daily Assets Government Cash Fund") and (iii) corporate debt obligations of domestic issuers.

Financial institution obligations include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of banks (including savings banks and savings associations) and their foreign branches. The Portfolio limits its investments in bank obligations to banks which at the time of investment have total assets in excess of one billion dollars. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bank notes are debt obligations of a bank. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which could reduce the Portfolio's yield.

Corporate debt obligations include commercial paper (short-term promissory notes) issued by companies to finance their, or their affiliates', current obligations. The Portfolio may also invest in commercial paper or other corporate securities issued in "private placements" that are restricted as to disposition under the Federal securities laws ("restricted securities"). Any sale of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption therefrom. Some of these restricted securities, however, are eligible for resale to institutional investors, and accordingly, a liquid market may exist for them. Pursuant to guidelines adopted by the Core Trust Board, the investment adviser will determine whether each such investment is liquid.

DAILY ASSETS TAXSAVER FUND

Municipal Cash Portfolio seeks to attain its investment objective by investing primarily in municipal securities. During periods of normal market condition the Portfolio will have at least 80% of its net assets invested in federally tax-exempt municipal securities.

The Portfolio may from time to time invest more than 25% of its assets in obligations of issuers located in one state but, under normal circumstances, will not invest more than 35% of its assets in obligations of issuers located in one state. If the Portfolio concentrates its investments in this manner, it will be more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the particular state and its political subdivisions.

MUNICIPAL BONDS. Municipal bonds are long term fixed-income securities that generally are classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by a municipality's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Municipal bonds may also be "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve fund that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer.

The Portfolio may invest in industrial development bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the municipality. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Portfolio will acquire these securities only if the interest payments on the security are exempt from federal income taxation (other than the AMT).

MUNICIPAL NOTES AND LEASES. Municipal notes, which may be either "general obligation" or "revenue" securities, are short-term fixed income securities that generally are intended to fulfill short-term capital needs of a municipality. Municipal Leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Municipal leases frequently have special risks not normally associated with other municipal securities. Lease and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Generally, the Portfolio will invest in municipal lease obligations through certificates of participation.

PARTICIPATION INTERESTS. The Portfolio may purchase participation interests in municipal securities that are owned by banks or other financial institutions. Participation interests usually carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender them back to the bank or other institution. The Portfolio will acquire these securities only if the interest payments on the security are exempt from federal income taxation (other than the AMT).

THE SHORT-TERM MUNICIPAL SECURITIES MARKET. Yields on municipal securities are dependent on a variety of factors, including the general conditions of the municipal security markets and the fixed income markets in general, the size of a particular offering, the maturity of the obligation and the rating of the issue.

Although the Portfolio invests primarily in municipal securities, it is anticipated that a substantial amount of the securities held by the Portfolio will be supported by credit and liquidity enhancements, such as letters of credit (which are not covered by federal deposit insurance) or put or demand features, of third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Portfolio will be dependent in part upon the credit quality of the banks supporting the Portfolio's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. These risks include a sustained increase in interest rates, which can adversely affect the availability and cost of a bank's lending activities; exposure to credit losses during times of economic decline; concentration of loan portfolios in certain industries; regulatory developments; and competition among financial institutions. Brokerage firms and insurance companies also provide certain liquidity and credit support. The Portfolio's policy is to purchase municipal securities with third party credit or liquidity support only after the investment adviser has considered the creditworthiness of the financial institution providing the support and believes that the security presents minimal credit risk.

The Portfolio may purchase long term municipal securities with various maturity shortening provisions. For instance, variable rate demand notes ("VRDN") are municipal bonds with maturities of up to 40 years that are sold with a demand feature (an option for the holder of the security to sell the security back to the issuer) which may be exercised by the security holder at predetermined intervals, usually daily or weekly. The interest rate on the security is typically reset by a remarketing or similar agent at prevailing interest rates. VRDNs may be issued directly by the municipal issuer or created by a bank, broker-dealer or other financial institution by selling a previously issued long-term bond with a demand feature attached. Similarly, tender option bonds (also referred to as certificates of participation) are municipal securities with relatively long original maturities and fixed rates of interest that are coupled with an agreement of a third party financial institution under which the third party grants the security holders the option to tender the securities to the institution and receive the face value thereof. The option may be exercised at periodic intervals, usually six months to a year. As consideration for providing the option, the financial institution receives a fee equal to the difference between the underlying municipal security's fixed rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of the interest rate determination. These bonds effectively provide the holder with a demand obligation that bears interest at the prevailing short-term municipal securities interest rate.

The Portfolio also may acquire "puts" on municipal securities it purchases. A put gives the Portfolio the right to sell the municipal security at a specified price at any time before a specified date. The Portfolio will acquire puts only to enhance liquidity, shorten the maturity of the related municipal security or permit the Portfolio to invest its funds at more favorable rates. Generally, the Portfolio will buy a municipal security that is accompanied by a put only if the put is available at no extra cost. In some cases, however, the Portfolio may pay an extra amount to acquire a put, either in connection with the purchase of the related municipal security or separately from the purchase of the security.

The Portfolio may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "stand-by commitment," and the aggregate price which the Portfolio pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Portfolio acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

TAXABLE INVESTMENTS. Although the Portfolio will attempt to invest 100% of its assets in municipal securities, the Portfolio may invest up to 20% of the value of its net assets in cash and cash equivalents the interest income on which is subject to federal income taxation. In addition, when business or financial conditions warrant or when an adequate supply of appropriate municipal securities is not available, the Portfolio may assume a temporary defensive position and invest without limit in any of the instruments in which Cash Portfolio (the Portfolio in which Daily Assets Cash Fund invests) invests.

ADDITIONAL INVESTMENT POLICIES

Each Fund's and each Portfolio's investment objective and certain investment limitations, as described in the SAI, are fundamental and therefore, may not be changed without approval of the holders of a majority of the Fund's or Portfolio's, as applicable, outstanding voting securities (as defined in the 1940 Act). Except as otherwise indicated herein or in the SAI, investment policies of a Fund or a Portfolio may be changed by the applicable board of trustees without shareholder approval. Each Portfolio may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but not in excess of 33 1/3% of the value of the Portfolio's total assets. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets. Each Portfolio is permitted to hold cash in any amount pending investment in securities and may invest in other investment companies that intend to comply with Rule 2a-7 and have substantially similar investment objectives and policies. A further description of the Funds' and the Portfolios' investment policies is contained in the SAI.

REPURCHASE AGREEMENTS. Each Portfolio may seek additional income or liquidity by entering into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. Core Trust holds the underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements involve certain credit risks not associated with direct investment in securities. Each Portfolio, however, intends to enter into repurchase agreements only with sellers which its investment adviser believes present minimal credit risks in accordance with guidelines established by the Core Trust Board. In the event that a seller defaulted on its repurchase obligation, however, a Portfolio might suffer a loss.

LIQUIDITY. To ensure adequate liquidity, each Portfolio may not invest more than 10% of its net assets in illiquid securities, including, repurchase agreements not entitling the Portfolio to payment of principal within seven days. There may not be an active secondary market for securities held by a Portfolio. The value of securities that have a limited market tend to fluctuate more than those that have an active market. Each Portfolio's investment adviser monitors the liquidity of the Portfolio's investments.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. In order to assure itself of being able to obtain securities at prices which it believes might not be available at a future time, each Portfolio's investment adviser may purchase securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price or yield is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Securities so purchased are subject to market price fluctuation and no interest on the securities accrues to a Portfolio until delivery and payment take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Commitments for when-issued or delayed delivery transactions will be entered into only when a Portfolio has the intention of actually acquiring the securities, but the Portfolio may sell the securities before the settlement date if deemed advisable. Failure by the other party to deliver a security purchased by a Portfolio may result in a loss or missed opportunity to make an alternative investment. As a result of entering into forward commitments, the Funds are exposed to greater potential fluctuations in the value of their assets and net asset values per share.

VARIABLE AND FLOATING RATE SECURITIES. The securities in which each Portfolio invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on these securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Those securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

No Portfolio may purchase a variable or floating rate security whose interest rate is adjusted based on a long-term interest rate or index, on more than one interest rate or index, or on an interest rate or index that materially lags behind short-term market rates (these prohibited securities are often referred to as "derivative" securities). All variable and floating rate securities purchased by a Portfolio will have an interest rate that is adjusted based on a single short-term rate or index, such as the Prime Rate.

ZERO-COUPON SECURITIES. Each Portfolio may invest in zero-coupon securities such as Treasury bills and separately traded principal and interest components of Treasury Securities issued or guaranteed under the U.S. Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program.). These securities are sold at original issue discount and pay no interest to holders prior to maturity. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Portfolios may invest.

FINANCIAL INSTITUTION GUIDELINES. Treasury Cash Portfolio and Government Cash Portfolio invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators. These Portfolios do not intend to hold in their portfolio any securities or instruments that would be subject to restriction as to amount held by a national bank under Title 12, Section 24 (Seventh) of the United States Code. In addition, these Portfolios limit their investments to those permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act and the applicable rules and regulations of the National Credit Union Administration. Government Cash Portfolio limits its investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage and to investments that permit Fund shares to qualify as liquid assets and as short-term liquid assets.

4.  MANAGEMENT

The business of the Trust is managed under the direction of the Board and the business of Core Trust is managed under the direction the Core Trust Board. The Board formulates the general policies of the Funds and meets periodically to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Funds and the Trust. The Core Trust Board performs similar functions for the Portfolios and Core Trust. The SAI contains general background information about the trustees and officers of the Trust and Core Trust.

ADMINISTRATION AND DISTRIBUTION

Subject to the supervision of the Board, FAS supervises the overall management of the Trust, including overseeing the Trust's receipt of services, advising the Trust and the Trustees on matters concerning the Trust and its affairs, and providing the Trust with general office facilities and certain persons to serve as officers. For these services and facilities, FAS receives a fee at an annual rate of 0.05% of the daily net assets of each Fund. FAS also serves as administrator of the Portfolios and provides administrative services for each Portfolio that are similar to those provided to the Funds. For its administrative services to the Portfolios, FAS receives a fee at an annual rate of 0.05% of the average daily net assets of each Portfolio. Forum Accounting Services, LLC ("Forum Accounting") performs portfolio accounting services for the Funds and Portfolios pursuant to an agreement with the Trust and is paid a separate fee for these services.

FFSI acts as the agent of the Trust in connection with the offering of shares of the Funds. FFSI is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. In order to facilitate the distribution of Investor Shares, the Trust has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Investor Shares. Under the Plan, Forum receives a fee at an annual rate of 0.15% of the average daily net assets of each Fund attributable to Investor Shares as
compensation for Forum's services as distributor.   From this amount, Forum may
make payments to various financial institutions, including broker-dealers, banks and trust companies as compensation for services or reimbursement of expenses in connection with the distribution of shares or the provision of various shareholder services. If the distribution related expenses of Forum exceed its Rule 12b-1 fees for any Fund, the Fund will not be obligated to pay Forum an additional amount and if Forum's distribution related expenses are less than its Rule 12b-1 fees, Forum will realize a profit.

FAS, FFSI, Forum Advisors, Forum Accounting and the Transfer Agent are members of the Forum Financial Group of companies and together provide a full range of services to the investment company and financial services industry. As of the date of this Prospectus, each of these companies was controlled by John Y. Keffer, President and Chairman of the Trust and FAS and FFSI provided administration services to registered investment companies with assets of approximately $30 billion.

INVESTMENT ADVISERS

Subject to the general supervision of the Core Trust Board, Forum Advisors makes investment decisions for Treasury Portfolio and Municipal Cash Portfolio and monitors those Portfolio's investments and Linden makes investment decisions for Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio and monitors those Portfolios' investments. Forum Advisors, which is located at Two Portland Square, Portland, Maine 04101, provides investment advisory services to four other mutual funds. Linden, which is located at 812 N. Linden Drive, Beverly Hills, California 90210, is controlled by Anthony R. Fischer, Jr., who is its sole stockholder, director, and officer. Forum Advisors and Linden act also as investment advisers to the Portfolios that they do not manage on a daily basis and from time to time may provide each other with assistance regarding the other's advisory responsibilities. These services may include management of part of or all of the Portfolios' investment portfolios.

For its services, Forum Advisors receives an advisory fee at an annual rate of 0.05% of Treasury Portfolio's and Municipal Cash Portfolio's average daily net assets. For its services, Linden receives from each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio an advisory fee based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets"). Linden's fee is calculated at an annual rate on a cumulative basis as follows:
0.06% of the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets, and 0.03% of the remaining Total Portfolio Assets. A Fund's expenses include the Fund's pro rata portion of the advisory fee paid by the corresponding Portfolio. To the extent Forum Advisors or Linden has delegated its responsibilities to the other, Forum Advisors or Linden pays its advisory fee accrued for such period of time to the other. Currently, it is anticipated that Forum Advisors and Linden will delegate responsibility for portfolio management to the other investment adviser infrequently.

SHAREHOLDER SERVICING

TRANSFER AND DIVIDEND DISBURSING AGENT. Shareholder inquiries and communications concerning the Funds may be directed to the Transfer Agent at the address and telephone numbers on the first page of this Prospectus. The Transfer Agent maintains an account for each shareholder of the Funds (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions. The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be its affiliates, who agree to comply with the terms of the Transfer Agent's agreement with the Trust. The Transfer Agent may pay those agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust. For its services, the Transfer Agent is paid a transfer agent fee at an annual rate of 0.20% of the average daily net assets of each Fund attributable to Investor Shares plus $12,000 per year for each Fund and certain account and additional class charges and is reimbursed for certain expenses incurred on behalf of the Funds.

SHAREHOLDER SERVICE AGENTS. The Trust has adopted a shareholder service plan ("Shareholder Service Plan") which provides that, as compensation for FAS's service activities with respect to the Investor Shares, the Trust shall pay FAS a fee at an annual rate of 0.25% of the average daily net assets attributable to Investor Shares. FAS is authorized to enter into shareholder servicing agreements pursuant to which a shareholder servicing agent, on behalf of its customers, performs certain shareholder services not otherwise provided by the Transfer Agent. As compensation for its services, the shareholder servicing agent is paid a fee by FAS of up to 0.25% of the average daily net assets of Investor Shares owned by investors for which the shareholder service agent maintains a servicing relationship. Certain shareholder servicing agents may be subtransfer or processing agents.

Among the services provided by shareholder servicing agents are answering customer inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting shareholders in arranging for processing purchase, exchange and redemption transactions; arranging for the wiring of funds; guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; integrating periodic statements with other customer transactions; and providing such other related services as the shareholder may request.

EXPENSES OF THE FUNDS

Each Fund's expenses comprise Trust expenses attributable to the Fund, which are charged to the Fund, and expenses not attributable to a particular fund of the Trust, which are allocated among the Fund and all other funds of the Trust in proportion to their average net assets. Each service provider in its sole discretion may elect to waive (or continue to waive) all or any portion of its fees, which are accrued daily and paid monthly, and may reimburse a Fund for certain expenses. Any such waivers or reimbursements would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

Each Fund's expenses include the service fees described in this Prospectus, the fees and expenses of the Board, applicable insurance and bonding expenses and state and SEC registration fees. Each Fund bears its pro rata portion of the expenses of the portfolio in which it invests along with all other investors in the Portfolio.

5.  PURCHASES AND REDEMPTIONS OF SHARES

GENERAL INFORMATION

All transactions in Fund shares are effected through the Transfer Agent, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege, upon appropriate notice to shareholders, and may charge a fee for certain shareholder services, although no such fees are currently contemplated.

PURCHASES. Fund shares are sold at a price equal to their net asset value next-determined after acceptance of an order, on each Fund Business Day. Fund shares are issued immediately after an order for the shares in proper form, accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"), is accepted by the Transfer Agent. Daily Assets Treasury Fund's and Daily Assets TaxSaver Fund's net asset value is calculated at 12:00 p.m., Eastern Time, and each other Fund's net asset value is calculated at 2:00 p.m., Eastern Time.

Fund shares become entitled to receive distributions on the day the purchase order is accepted if the order and payment are received by the Transfer Agent as follows:


                                     Order Must be Received by    Payment Must be Received by
                                     -------------------------    ---------------------------

  Daily Assets Treasury Fund and
  Daily Assets TaxSaver Fund         12:00 p.m., Eastern time     [5:00] p.m., Eastern time
  All other Funds                    2:00 p.m., Eastern time      [5:00] p.m., Eastern time


If a purchase order is transmitted to the Transfer Agent (or the wire is received) after the times listed above, the investor will not receive a distribution on that day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets TaxSaver Fund) closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire purchase orders and the cut-off times in the above table.

Each Fund reserves the right to reject any subscription for the purchase of Fund shares. Stock certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

REDEMPTIONS. Fund shares may be redeemed without charge at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of the next determination of the Fund's net asset value following acceptance by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). Shares redeemed are not entitled to receive distributions declared on or after the day on which the redemption becomes effective.

For wire redemption orders received after 12:00 p.m., Eastern time, in the case of Daily Assets Treasury Fund and Daily Assets TaxSaver Fund, and after 2:00 p.m., Eastern Time, in the case of each other Fund, the Transfer Agent will wire proceeds the next Fund Business Day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets TaxSaver Fund) closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire redemption orders.

Normally, redemption proceeds are paid immediately, but in no event later than seven days, following acceptance of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used to purchase the shares has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed for more than seven days after the tender of the Shares to the Fund except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund.

The Trust employs reasonable procedures to ensure that telephone orders are genuine (which include recording certain transactions and the use of shareholder security codes). If the Trust did not employ such procedures, it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach the Transfer Agent by telephone, requests may be mailed or hand-delivered to the Transfer Agent.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $5,000.

PURCHASE AND REDEMPTION PROCEDURES

Investors may open an account by completing the application at the back of this Prospectus or by contacting the Transfer Agent [at the address on the first page of this Prospectus.] For those shareholder services not referenced on the account application and to change information regarding a shareholder's account (such as addresses), investors should request an Optional Services Form from the Transfer Agent.

INITIAL PURCHASE OF SHARES

There is a $10,000 minimum for initial investments in each Fund ($2,000 for individual retirement accounts, $2,500 for exchanges).

BY MAIL. Investors may send a check made payable to the Trust along with a completed account application to the Transfer Agent. Checks are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on some non-member banks may take longer.

BY BANK WIRE. To make an initial investment in a Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:

    BankBoston
    Boston, Massachusetts
    ABA# 011000390
    For Credit To: Forum Financial Corp.
    Account #: 541-54171
         Re: [Name of Fund] - Investor Shares
         Account #:  ______  ________  _____
         Account Name:  ______    ______

The investor should then promptly complete and mail the account application. Any investor planning to wire funds should instruct a bank early in the day so the wire transfer can be accomplished the same day. There may be a charge imposed by the bank for transmitting payment by wire, and there also may be a charge for the use of Federal Funds.

THROUGH FINANCIAL INSTITUTIONS. Shares may be purchased and redeemed through certain broker-dealers, banks or other financial institutions ("Processing Organizations"), including affiliates of the Transfer Agent. Processing Organizations may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund. The Trust is not responsible for the failure of any Processing Organization to promptly forward these requests.

Investors who purchase or redeem shares in this manner will be subject to the procedures of their Processing Organization, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. These investors should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. Investors who purchase Fund shares through a Processing Organization may or may not be the shareholder of record and, subject to their institution's and the Fund's procedures, may have Fund shares transferred into their name. Certain Processing Organizations may enter purchase orders with payment to follow.

The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the Processing Organization and its customers.

SUBSEQUENT PURCHASES OF SHARES

There is a $500 minimum for subsequent purchases. Subsequent purchases may be made by mailing a check, by sending a bank wire or through a financial institution as indicated above. Shareholders using the wire system for purchase should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

Shareholders may purchase Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in the Fund monthly or quarterly. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to the Transfer Agent.

REDEMPTION OF SHARES

Shareholders who wish to redeem shares by telephone or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several days after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

BY MAIL. Shareholders may make a redemption in any amount by sending a written request to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for redemption must be signed by the shareholder with signature guaranteed and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed.

BY TELEPHONE. A shareholder who has elected telephone redemption privileges may make a telephone redemption request by calling the Transfer Agent at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

BY BANK WIRE. For redemptions of more than $5,000, a shareholder who has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by Federal Funds wire to a bank account designated on the shareholder's account application. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day the redemption request in proper form is received by the Transfer Agent.

AUTOMATIC REDEMPTIONS. Shareholders may redeem Fund shares at regular, preselected intervals by authorizing the automatic redemption of shares from their Fund account. Redemption proceeds will be sent either by check or by automatic transfer to a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under this program, shareholders may authorize the redemption of shares in amounts of $250 or more from their account monthly or quarterly. Shareholders may terminate their automatic redemptions or change the amount to be redeemed at any time by written notification to the Transfer Agent.

OTHER REDEMPTION MATTERS. A signature guarantee is required for any written redemption request and for any endorsement on a stock certificate. A signature guarantee also is required for instructions to change a shareholder's record name or address, designated bank account for wire redemptions or automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

The Transfer Agent will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned for six months, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGES

Shareholders may exchange their shares for shares of any other fund of the Trust or any other mutual fund administered by FAS that participates with the Funds in the exchange program (currently, Sound Shore Fund, Inc. and CRM Small Cap Value
Fund). Exchanges are subject to the fees charged by, and the restrictions listed in the prospectus for, the fund into which a shareholder is exchanging, including minimum investment requirements. The minimum amount required to open an account in a Fund through an exchange from another fund (other than the Funds) is $2,500. The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make, but each Fund reserves the right to limit excessive exchanges by any shareholder. See "Additional Purchase and Redemption Information" in the SAI.

Exchanges may only be made between accounts registered in the same name. A completed account application must be submitted to open a new account in a Fund through an exchange if the shareholder requests any shareholder privilege not associated with the new account. Shareholders may only exchange into a fund if that fund's shares may legally be sold in the shareholder's state of residence.

The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Accordingly, a shareholder may realize a capital gain or loss with respect to the shares redeemed. Redemptions and purchases are effected at the respective net asset values of the two funds as next determined following receipt of proper instructions and all necessary supporting documents by the fund whose shares are being exchanged.

If a shareholder exchanges into a fund that imposes a sales charge, that shareholder is required to pay the difference between that fund's sales charge and any sales charge the shareholder has previously paid in connection with the shares being exchanged. For example, if a shareholder paid a 2% sales charge in connection with the purchase of the shares of a fund and then exchanged those shares into another fund with a 3% sales charge, that shareholder would pay an additional 1% sales charge on the exchange. Shares acquired through the reinvestment of dividends and distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid. The exchange privilege may be modified materially or terminated by the Trust at any time upon 60 days' notice to shareholders.

BY MAIL. Exchanges may be accomplished by written instruction to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guarantee is not required) and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed.

BY TELEPHONE. Exchanges may be accomplished by telephone by any shareholder who has elected telephone exchange privileges by calling the Transfer Agent at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.

INDIVIDUAL RETIREMENT ACCOUNTS

Each Fund (other than Daily Assets TaxSaver Fund) may be a suitable investment vehicle for part or all of the assets held in individual retirement accounts ("IRAs"). The minimum initial investment for IRAs is $2,000, and the minimum subsequent investment is $500. Individuals may make tax-deductible IRA contributions of up to a maximum of $2,000 annually. However, this deduction will be reduced if the individual or, in the case of a married individual either the individual or the individual's spouse, is an active participant in an employer-sponsored retirement plan and the individual (or in certain cases, the married couple has adjusted gross income above certain levels.

6.  DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

Distributions of each Fund's net investment income are declared daily and paid monthly following the close of the last Fund Business Day of the month. Net capital gain realized by a Fund, if any, will be distributed annually. Shareholders may choose to have all distributions reinvested in additional shares of the Fund or received in cash. [In addition, shareholders may have distributions of net capital gain reinvested in additional shares of the Fund and distributions of net investment income paid in cash.] All distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund.

All distributions will be reinvested at the Fund's net asset value as of the payment date of the dividend. All distributions are reinvested unless another option is selected. All distributions not reinvested will be paid to the shareholder in cash and may be paid more than seven days following the date on which distribution would otherwise be reinvested.

TAXES

TAX STATUS OF THE FUNDS. Each Fund intends to qualify or continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. Accordingly, each Fund will not be liable for Federal income taxes on the net investment income and capital gain distributed to its shareholders. Because each Fund intends to distribute all of its net investment income and net capital gain each year, the Funds should also avoid Federal excise taxes.

Distributions paid by each Fund out of its net investment income (including realized net short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gain, if any, realized by a Fund are taxable to shareholders as long-term capital gain, regardless of the length of time the Fund shares were held by the shareholder at the time of distribution.

THE PORTFOLIOS. The Portfolios are not required to pay Federal income taxes on their net investment income and capital gain, as they are treated as partnerships for Federal income tax purposes. All interest, dividends and gains and losses of a Portfolio are deemed to have been "passed through" to the respective Fund in proportion to the Fund's holdings of the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

DAILY ASSETS TAXSAVER FUND. Distributions paid by Daily Assets TaxSaver Fund out of federally tax-exempt interest income earned by the Fund ("exempt-interest dividends") generally will not be subject to federal income tax in the hands of the Fund's shareholders. Substantially all of the distributions paid by the Fund are anticipated to be exempt-interest dividends. Persons who are "substantial users" or "related persons" thereof of facilities financed by private activity securities held by the Fund, however, may be subject to federal income tax on their pro rata share of the interest income from those securities and should consult their tax advisers before purchasing Shares. Exempt-interest dividends are included in the "adjusted current earnings" of corporations for AMT purposes.

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund generally is not deductible for federal income tax purposes. Under rules for determining when borrowed funds are used for purchasing or carrying particular assets, Shares of the Fund may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the Shares.

The income from the Portfolio's investments may be subject to the federal alternative minimum tax ("AMT"). Under current federal tax law, interest on certain municipal securities issued after August 7, 1986 to finance "private activities" ("private activity securities") is a "tax preference item" for purposes of the AMT applicable to certain individuals and corporations even though such interest will continue to be fully tax-exempt for regular federal income tax purposes. The Portfolio may purchase private activity securities, the interest on which may constitute a "tax preference item" for purposes of the AMT.

STATE AND LOCAL TAXES. Daily Assets Treasury Fund's investment policies are structured to provide shareholders, to the extent permissible by Federal and state law, with income that is exempt or excluded from income taxation at the state and local level. Many states (by statute, judicial decision or administrative action) do not tax dividends from a regulated investment company that are attributable to interest on obligations of the U.S. Treasury and certain U.S. Government agencies and instrumentalities if the interest on those obligations would not be taxable to a shareholder that held the obligation directly. As a result, substantially all distributions paid by this Fund to shareholders residing in certain states will be exempt or excluded from state income taxes. A portion of the distributions paid by Daily Assets Treasury Fund II, Daily Assets Government Fund and Daily Assets Cash Fund to shareholders may be exempt or excluded from state income taxes, but these Funds are not managed to provide any specific amount of state tax-free income to shareholders.

The exemption for federal income tax purposes of distributions derived from interest on municipal securities does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. Shareholders of Daily Assets TaxSaver Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions.

Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes to investments in a Fund which may differ from the federal income tax consequences described above.

GENERAL. Each Fund may be required by Federal law to withhold 31% of reportable payments (which may include taxable distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to a Fund is correct and that the shareholder is not subject to backup withholding.

The Funds must include a portion of the original issue discount of zero-coupon securities as income even though these securities do not pay any interest until maturity. Because each Fund distributes all of its net investment income, a Fund may have to sell portfolio securities to distribute imputed income, which may occur at a time when the investment adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Shortly after the close of each year, a statement is sent to each shareholder of the Funds advising the shareholder of the portions of total distributions paid to the shareholder that is derived from each type of obligation in which a Fund has invested , that is derived from the obligations of issuers in the various states and the portion of the Fund's distributions that is exempt from federal income taxes. These portions are determined for the entire year and on a monthly basis and, thus, are an annual or monthly average, rather than a day-by-day determination for each shareholder.

Reports containing appropriate information with respect to the Federal income tax status of distributions paid during the year by the Funds will be mailed to shareholders shortly after the close of each year.

The foregoing is only a summary of some of the important Federal and state tax considerations generally affecting the Funds and their shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisors.

7.  OTHER INFORMATION

PERFORMANCE INFORMATION

Investor Shares' performance may be advertised. All performance information is based on historical results, is not intended to indicate future performance and, unless otherwise indicated, is net of all expenses. The Funds may advertise yield, which shows the rate of income a Fund has earned on its investments as a percentage of the Fund's share price. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments for a specified period (net of expenses), divides it by the average number of shares entitled to receive distributions, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the period. A Fund's compounded annualized yield assumes the reinvestment of distributions paid by the Fund, and, therefore will be somewhat higher than the annualized yield for the same period. A Fund may also quote tax-equivalent yields, which show the taxable yields a shareholder would have to earn to equal the Fund's tax-free yield, after taxes. A tax-equivalent yield is calculated by dividing the Fund's tax-free yield by one minus a stated federal, state or combined federal and state tax rate. Each class' performance will vary.

The Funds' advertisements may also reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC Financial Data, Inc. In addition, the performance of the Funds may be compared to recognized indices of market performance. The comparative material found in a Fund's advertisements, sales literature, or reports to shareholders may contain performance rankings. This material is not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and permit a bank or bank affiliate to serve as a Processing Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought.

DETERMINATION OF NET ASSET VALUE

The Trust determines the net asset value per share of Daily Assets Treasury Fund as of 12:00 p.m., Eastern Time, and of each other Fund as of 2:00 p.m., Eastern Time, on each Fund Business Day by dividing the value of the Fund's net assets (the value of its interest in the Portfolio and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. In order to more easily maintain a stable net asset value per share, each Portfolio's portfolio securities are valued at their amortized cost (acquisition cost adjusted for amortization of premium or accretion of discount) in accordance with Rule 2a-7. The Portfolios will only value their portfolio securities using this method if the Core Trust Board believes that it fairly reflects the market-based net asset value per share. The Portfolios' other assets, if any, are valued at fair value by or under the direction of the Core Trust Board.

THE TRUST AND ITS SHARES

The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc., which was incorporated in 19__.
The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. There are currently sixteen series of the Trust.

Each share of each fund of the Trust and each class of shares has equal distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

From time to time certain shareholders may own a large percentage of shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of any shareholder vote. As of the date hereof, due to initial investment in Daily Assets Treasury Fund II, Daily Assets Government Fund and Daily Assets TaxSaver Fund, prior to the public offering of Shares FAS may be deemed to control those Funds.

FUND STRUCTURE

OTHER CLASSES OF SHARES. In addition to Investor Shares, each Fund may create and issue shares of other classes of securities. Each Fund currently has two other classes of shares authorized, Institutional Shares and Institutional Service Shares. Institutional Shares have an investment minimum of $10,000,000. Institutional Service Shares are offered solely through banks, trust companies and certain other financial institutions, and their affiliates and correspondents, for investment of their funds or funds for which they act in a fiduciary, agency or custodial capacity. Institutional Shares and Institutional Service Shares incur less expenses than Investor Shares. Except for certain differences, each share of each class represents an undivided, proportionate interest in a Fund. Each share of each Fund is entitled to participate equally in distributions and the proceeds of any liquidation of that Fund except that, due to the differing expenses borne by the various classes, the amount of distributions will differ among the classes.

CORE TRUST STRUCTURE. Each Fund invests all of its assets in its corresponding Portfolio of Core Trust, a business trust organized under the laws of the State of Delaware in September 1994 and registered under the 1940 Act as an open-end, management investment company. Accordingly, a Portfolio directly acquires its own securities and its corresponding Fund acquires an indirect interest in those securities. The assets of each Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Core Trust. Upon liquidation of a Portfolio, investors in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

THE PORTFOLIOS. A Fund's investment in a Portfolio is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, Daily Assets Treasury Fund and Daily Assets TaxSaver Fund are the only investors (other than FAS or its affiliates) that have invested in Treasury Portfolio and Municipal Cash Portfolio, respectively. Each of the other Portfolios has another investor besides the Funds (and FAS and its affiliates). All investors in a Portfolio invest on the same terms and conditions as the Funds and will pay a proportionate share of the Portfolio's expenses. The Portfolios normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio is entitled to vote in proportion to the relative value of its interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, a Fund will solicit proxies from shareholders of the Fund and will vote its interest in a Portfolio in proportion to the votes cast by its shareholders. There can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in the Portfolio.

CONSIDERATIONS OF INVESTING IN A PORTFOLIO. A Fund's investment in a Portfolio may be affected by the actions of other large investors in the Portfolio, if any. If a large investor other than a Fund redeemed its interest in a Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. A Fund may withdraw its entire investment from a Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if other investors in the Portfolio, by a vote of shareholders, changed the investment objective or policies of the Portfolio in a manner not acceptable to the Board or not permissible by the Fund. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. If the Fund decided to convert those securities to cash, it usually would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the investment adviser to the

Portfolio or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit the Portfolio's investment adviser to manage the Fund's assets, could have a significant impact on shareholders of the Fund.

ADDITIONAL INFORMATION. Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information on any other class of shares of the Funds or concerning any other investment companies that invest in a Portfolio, investors may contact FFSI at 207-879-1900. If an investor invests through a financial institution, the investor may also contact their financial institution to obtain information about the other classes or any other investment company investing in a Portfolio.


    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                                                          PRELIMINARY PROSPECTUS
FORUM FUNDS                                                SUBJECT TO COMPLETION
                                                               November 15, 1997
Daily Assets Treasury Fund
Daily Assets Treasury Fund II
Daily Assets Government Fund
Daily Assets Cash Fund
Daily Assets TaxSaver Fund

--------------------------------------------------------------------------------
This Prospectus offers Institutional Shares of Daily Assets Treasury Fund, Daily Assets Treasury Fund II, Daily Assets Government Fund, Daily Assets Cash Fund and Daily Assets TaxSaver Fund (each a "Fund"). Each Fund is a diversified no-load, money market portfolio of Forum Funds (the "Trust"), an open-end, management investment company. Each Fund seeks to provide its shareholders with high current income (which, in the case of Daily Assets TaxSaver Fund, is exempt from federal income taxes) to the extent consistent with the preservation of capital and the maintenance of liquidity.

Each Fund seeks to achieve its objective by investing all of its investable assets in a separate portfolio of a registered, open-end, management investment company with an identical investment objective. See "Prospectus Summary" and "Other Information - Fund Structure." Through the portfolio in which it invests:

    DAILY ASSETS TREASURY FUND invests primarily in obligations of the U.S. Treasury or certain agencies and instrumentalities of the U.S. Government with a view toward providing income that is generally considered exempt from state and local income taxes.
    DAILY ASSETS TREASURY FUND II invests primarily in obligations of the U.S. Treasury and in repurchase agreements backed by these obligations.
    DAILY ASSETS GOVERNMENT CASH FUND invests primarily in obligations of the U.S. Government, its agencies and instrumentalities and in repurchase agreements backed by these obligations.
    DAILY ASSETS CASH FUND invests in a broad spectrum of high-quality money market instruments.
    DAILY ASSETS TAXSAVER FUND invests primarily in high-quality obligations of the states, territories and possessions of the U.S. and of their subdivisions, authorities and corporations ("municipal securities") with a view toward providing income that is exempt from federal income taxes.

This Prospectus sets forth concisely the information concerning the Trust and the Funds that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated November 15, 1997, as may be amended from time to time (the "SAI"), which contains more detailed information about the Trust and the Funds and which is incorporated into this Prospectus by reference. The SAI is available without charge by contacting the Funds' transfer agent, Forum Financial Corp. at P.O. Box 446, Portland, Maine 04112, (207) 879-0001 or (800) 94FORUM.

      Investors should read this Prospectus and retain it for future reference.

FUND SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER FEDERAL AGENCY.

THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                                  TABLE OF CONTENTS

1. Prospectus Summary. . . . . . . . . . . . . . . . . . . . . . . . . . .   2
2. Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . .   4
3. Investment Objectives and Policies. . . . . . . . . . . . . . . . . . .   5
4. Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
5. Purchases and Redemptions of Shares . . . . . . . . . . . . . . . . . .  11
6. Distributions and Tax Matters . . . . . . . . . . . . . . . . . . . . .  15
7. Other Information . . . . . . . . . . . . . . . . . . . . . . . . . . .  17

--------------------------------------------------------------------------------

1.    PROSPECTUS SUMMARY

HIGHLIGHTS OF THE FUNDS

This prospectus offers shares of the Institutional class ("institutional Shares") of each of the Funds. The Funds operate in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Daily Assets Treasury Cash Fund, Daily Assets Treasury Cash Fund II, Daily Assets Government Cash Fund, Daily Assets Cash Fund and Daily Assets TaxSaver Fund invest all of their investable assets in Treasury Portfolio, Treasury Cash Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio (each a "Portfolio" and collectively the "Portfolios"), respectively. The Portfolios are separate series of Core Trust (Delaware) ("Core Trust"), an open-end, management investment company. Accordingly, the investment experience of each Fund will correspond directly with the investment experience of its corresponding Portfolio. See "Other Information - Fund Structure."

MANAGEMENT. Forum Administrative Services, LLC ("FAS") supervises the overall management of the Funds and the Portfolios and Forum Financial Services, Inc. ("FFSI") is the distributor of the Funds' shares. Forum Advisors, Inc. ("Forum Advisors") is the investment adviser of Treasury Portfolio and Municipal Cash Portfolio and provides professional management of those Portfolio's investments. Linden Asset Management, Inc. ("Linden") is the investment adviser of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio and provides professional management of those Portfolios' investments. Forum Advisors and Linden provide certain subadvisory assistance for the Portfolios they do not directly advise. The Funds' transfer agent, dividend disbursing agent and shareholder servicing agent (the "Transfer Agent") is Forum Financial Corp. See "Management" for a description of the services provided and fees charged to the Funds.

PURCHASES AND REDEMPTIONS. The minimum initial investment in Institutional Shares is $10,000,000. Institutional Shares may be purchased and redeemed Monday through Friday, between the hours of 9:00 a.m. and 6:00 p.m., Eastern time, except on Federal holidays and days that the Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets TaxSaver Fund) is closed ("Fund Business Days"). To be eligible to receive that days' income, purchase orders must be received by the Transfer Agent in good order no later than 2:00 p.m., Eastern time (noon in the case of Daily Assets Treasury Fund). Shareholders may have redemptions of over $5,000 transferred by bank wire to a designated bank account. To be able to receive redemption proceeds by wire on the day of the redemption, redemption orders must be received by the Transfer Agent in good order no later than 2:00 p.m., Eastern time (noon in the case of Daily Assets Treasury Fund and Daily Assets TaxSaver
Fund). All times may be changed without notice by management due to market activities. See "Purchase and Redemption of Shares."

EXCHANGES. Shareholders of a Fund may exchange Institutional Shares without charge for Institutional Shares of the other Funds. See "Purchases and Redemptions of Shares - Exchanges."

DISTRIBUTIONS. Distributions of net investment income are declared daily and paid monthly by each Fund and are automatically reinvested in additional Fund shares unless the shareholder has requested payment in cash. See "Distributions and Tax Matters."

INVESTMENT CONSIDERATIONS. There can be no assurance that any Fund will be able to maintain a stable net asset value of $1.00 per share. Although the Portfolios invest only in money market instruments, an investment in any Fund involves certain risks, depending on the types of investments made and the types of investment techniques employed. Investment in any security, including U.S. Government Securities, involves some level of investment risk. An investment in a Fund is not insured by the FDIC, nor is it insured or guaranteed against loss of principal. By investing in its corresponding Portfolio, each Fund may achieve certain efficiencies and economies of scale. Nonetheless, these investments could also have potential adverse effects on the applicable Fund. See "Other Information - Core Trust Structure."

EXPENSES OF INVESTING IN THE FUNDS

The purpose of the following table is to assist investors in understanding the various expenses that an investor in Institutional Shares will bear directly or indirectly. There are no transaction expenses associated with purchases, redemptions or exchanges of Fund shares.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)(1)


                                    Daily Assets   Daily Assets    Daily Assets   Daily Assets  Daily Assets
                                      Treasury       Treasury       Government       Cash          TaxSaver
                                        Fund           Fund II       Cash Fund       Fund            Fund
                                        ----           -------       ---------       ----            ----
Management Fees(2)                      0.15%          0.14%          0.14%          0.14%          0.15%
Other Expenses(3)
     (after expense reimbursements)     0.05%          0.06%          0.06%          0.06%          0.05%
                                        -----          -----          -----          -----          -----
Total Operating Expenses                0.20%          0.20%          0.20%          0.20%          0.20%


(1) For a further description of the various expenses incurred in the operation of the Funds and the Portfolios, see "Management." The amount of expenses for each Fund is based on estimated annualized expenses for the Funds' fiscal year ending August 31, 1998. Each Fund's expenses include the Fund's pro rata portion of all expenses of its corresponding Portfolio, which are borne indirectly by Fund shareholders.
(2) Management Fees include all administration fees and investment advisory fees incurred by the Funds and the Portfolios; as long as its assets are invested in a Portfolio, a Fund pays no investment advisory fees directly.
(3) Absent estimated reimbursements by Forum Advisors and its affiliates, Other Expenses would be 0.17% and Total Fund Operating Expenses would be 0.32% for each Fund. Expense reimbursements are voluntary and may be reduced or eliminated at any time.

EXAMPLE

Following is a hypothetical example that indicates the dollar amount of expenses that an investor in Institutional Shares would pay assuming (i) the investment of all of the Fund's assets in the Portfolio, (ii) a $1,000 investment in the Fund, (iii) a 5% annual return, (iv) the reinvestment of all distributions and
(v) redemption at the end of each period:

                                One Year    Three Years  Five Years  Ten Years
                                --------    -----------  ----------  ---------
Daily Assets Treasury Fund         $2           $6         $11         $26
Daily Assets Treasury Fund II      $2           $6         $11         $26
Daily Assets Government Fund       $2           $6         $11         $26
Daily Assets Cash Fund             $2           $6         $11         $26
Daily Assets TaxSaver Fund         $2           $6         $11         $26

The example is based on the expenses listed in the Annual Fund Operating Expenses table, which assumes the continued waiver and reimbursement of certain fees and expenses. The five percent annual return is not predictive of and does not represent the Funds' projected returns; rather, it is required by government regulation. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

2.    FINANCIAL HIGHLIGHTS

As of the date hereof, Institutional Shares were not offered. The following information represents selected data for a single outstanding Institutional Service Share of Daily Assets Treasury Fund and of Daily Assets Cash Fund.. Those classes were the first offered by the respective Funds and, accordingly, represent data since each Fund's inception. This information was audited by ________, independent auditors. The financial statements for Daily Assets Treasury Fund and Daily Assets Cash Fund and independent auditors' report thereon for the fiscal year ended August 31, 1997 are incorporated by reference into the SAI. Further information about those Fund's performance is contained in the Funds' annual report to shareholders which may be obtained from the Trust without charge. As of the date hereof, Daily Assets Treasury Fund II, Daily Assets Government Fund and Daily Assets TaxSaver Fund had not commenced operations. As of August 31, 1997, Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio had assets of _____, _____ and _____, respectively.


                                                                                         Ratios to Average Net
                                                                  -                              Assets
                                   Beginning                Distributions    Ending    ------------------------
                                   Net Asset      Net         From Net     Net Asset                     Net
                                   Value Per   Investment    Investment    Value per                 Investment
                                     Share       Income        Income        Share      Expenses       Income
                                     -----       ------        ------        -----      --------       ------
DAILY ASSETS TREASURY FUND
INSTITUTIONAL SERVICE SHARES
Year Ended August 31, 1997       $  1.00                                   $  1.00
Year Ended March 31, 1997           1.00          0.05         (0.05)         1.00        0.50%         4.70%
Year Ended March 31, 1996           1.00          0.05         (0.05)         1.00        0.50%         5.01%
Year Ended March 31, 1995           1.00          0.04         (0.04)         1.00        0.37%         4.45%
Year Ended March 31, 1994           1.00          0.03         (0.03)         1.00        0.33%         2.82%
Year Ended March 31, 1993(1)        1.00          0.02         (0.02)         1.00        0.32%(2)      2.92%(2)

DAILY ASSETS CASH FUND
INSTITUTIONAL SERVICE SHARES
Year Ended August 31, 1997(1)       1.00                                      1.00


                                            Net Assets at     Ratio to
                                                End of       Average Net
                                                Period         Assets
                                    Total       (000's         Gross
                                   Return       Omitted)     Expenses(3)
                                   ------       --------     -----------
DAILY ASSETS TREASURY FUND
INSTITUTIONAL SERVICE SHARES
Year Ended August 31, 1997
Year Ended March 31, 1997           4.80%        43,975         0.99%
Year Ended March 31, 1996           5.18%        43,103         1.06%
Year Ended March 31, 1995           4.45%        36,329         1.10%
Year Ended March 31, 1994           2.83%        26,505         1.17%
Year Ended March 31, 1993(1)        3.13%(2)      4,687         2.43%(2)

(1) Daily Assets Treasury Fund commenced operations on July 1, 1992 and Daily Assets Cash Fund commenced operations on and October 1, 1996.
(2)   Annualized.
(3) During each period, various fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements for the Fund and its respective Portfolio.

3.    INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVE

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of Daily Assets TaxSaver Fund is to provide high current income which is exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

THERE CAN BE NO ASSURANCE THAT ANY FUND OR PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE OR MAINTAIN A STABLE NET ASSET VALUE.

Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, which has the same investment objective. In addition, all investment policies of each Fund and its corresponding Portfolio are substantially identical. Therefore, although the following in part discusses the investment policies of the Portfolios (and the responsibilities of Core Trust's board of trustees (the "Core Trust Board")), it applies equally to the Funds (and the Trust's board of trustees (the "Board")).

INVESTMENT POLICIES

Each Portfolio invests only in high quality, short-term money market instruments that are determined by its investment adviser, pursuant to procedures adopted by the Core Trust Board, to be eligible for purchase and to present minimal credit risks. High quality instruments include those that (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (ii) are otherwise unrated and determined by the investment adviser to be of comparable quality. A description of the rating categories of certain NRSROs, such as Standard & Poor's and Moody's Investors Service, Inc., is contained in the SAI

Each Portfolio invests only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated under Rule 2a-7 under the 1940 Act) and maintains a dollar-weighted average portfolio maturity of 90 days or less. Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, each Portfolio will not invest more than 5% of its total assets in the securities of any one issuer. As used herein, "U.S. Government Securities" means obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities and "Treasury Securities" means U.S. Treasury bills and notes and other U.S. Government Securities which are guaranteed as to principal and interest by the U.S. Treasury.

In the case of municipal securities, when the assets and revenues of an issuing agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity, the entity will be deemed to be the sole issuer of the security. Similarly, in the case of a security issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that is backed only by the assets and revenues of the non-governmental user, the non-governmental user will be deemed to be the sole issuer of the security.

A Fund's yield will tend to fluctuate inversely with prevailing market interest rates. For instance, in periods of falling market interest rates, yields will tend to be somewhat higher than those rates. Although each Portfolio only invests in high quality money market instruments, an investment in a Portfolio is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities and municipal securities, can change in value when there is a change in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations. The achievement of a Portfolio's investment objective is dependent in part on the continuing ability of the issuers of the securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due.

DAILY ASSETS TREASURY FUND

Treasury Portfolio seeks to attain its investment objective by investing primarily in Treasury Securities. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in Treasury Securities. The Portfolio may also invest in other

U.S. Government Securities. The Portfolio invests with a view toward providing income that is generally considered exempt from state and local income taxes. The Portfolio will purchase a U.S. Government Security that is not backed by the full faith and credit of the U.S. Government only if that security has a remaining maturity of thirteen months or less.

Among the U.S. Government Securities in which the Portfolio may invest are obligations of the Farm Credit System, Farm Credit System Financial Assistance Corporation, Federal Financing Bank, Federal Home Loan Banks, General Services Administration, Student Loan Marketing Association, and Tennessee Valley Authority. Income on these obligations and the obligations of certain other agencies and instrumentalities is generally not subject to state and local income taxes by Federal law. In addition, the income received by Fund shareholders that is attributable to these investments will also be exempt in most states from state and local income taxes. Shareholders should determine through consultation with their own tax advisers whether and to what extent dividends payable by the Fund from interest received with respect to its investments will be considered to be exempt from state and local income taxes in the shareholder's state. Shareholders similarly should determine whether the capital gain and other income, if any, payable by the Fund will be subject to state and local income taxes in the shareholder's state. See "Distributions and Tax Matters."

The U.S. Government Securities in which the Portfolio may invest include securities supported primarily or solely by the creditworthiness of the issuer. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

DAILY ASSETS TREASURY FUND II

Treasury Cash Portfolio seeks to attain its investment objective by investing primarily in Treasury Securities and in repurchase agreements backed by Treasury Securities.

DAILY ASSETS GOVERNMENT FUND

Government Cash Portfolio seeks to attain its investment objective by investing primarily in U.S. Government Securities and in repurchase agreements backed by U.S. Government Securities. The U.S. Government Securities in which the Portfolio may invest include Treasury Securities and securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, Federal Home Loan Banks and Student Loan Marketing Association. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

DAILY ASSETS CASH FUND

Cash Portfolio seeks to attain its investment objective by investing in a broad spectrum of money market instruments. The Portfolio may invest in
(i) obligations of domestic financial institutions, (ii) U.S. Government Securities (see "Investment Objectives and Policies - Daily Assets Government Cash Fund") and (iii) corporate debt obligations of domestic issuers.

Financial institution obligations include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of banks (including savings banks and savings associations) and their foreign branches. The Portfolio limits its investments in bank obligations to banks which at the time of investment have total assets in excess of one billion dollars. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bank notes are debt obligations of a bank. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which could reduce the Portfolio's yield.

Corporate debt obligations include commercial paper (short-term promissory notes) issued by companies to finance their, or their affiliates', current obligations. The Portfolio may also invest in commercial paper or other corporate securities issued in "private placements" that are restricted as to disposition under the Federal securities laws ("restricted securities"). Any sale of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption therefrom. Some of these restricted securities, however, are eligible for resale to institutional investors, and accordingly, a liquid market may exist for them. Pursuant to guidelines adopted by the Core Trust Board, the investment adviser will determine whether each such investment is liquid.

DAILY ASSETS TAXSAVER FUND

Municipal Cash Portfolio seeks to attain its investment objective by investing primarily in municipal securities. During periods of normal market condition the Portfolio will have at least 80% of its net assets invested in federally tax-exempt municipal securities.

The Portfolio may from time to time invest more than 25% of its assets in obligations of issuers located in one state but, under normal circumstances, will not invest more than 35% of its assets in obligations of issuers located in one state. If the Portfolio concentrates its investments in this manner, it will be more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the particular state and its political subdivisions.

MUNICIPAL BONDS. Municipal bonds are long term fixed-income securities that generally are classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by a municipality's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Municipal bonds may also be "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve fund that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer.

The Portfolio may invest in industrial development bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the municipality. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Portfolio will acquire these securities only if the interest payments on the security are exempt from federal income taxation (other than the AMT).

MUNICIPAL NOTES AND LEASES. Municipal notes, which may be either "general obligation" or "revenue" securities, are short-term fixed income securities that generally are intended to fulfill short-term capital needs of a municipality. Municipal Leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Municipal leases frequently have special risks not normally associated with other municipal securities. Lease and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Generally, the Portfolio will invest in municipal lease obligations through certificates of participation.

PARTICIPATION INTERESTS. The Portfolio may purchase participation interests in municipal securities that are owned by banks or other financial institutions. Participation interests usually carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender them back to the bank or other institution. The Portfolio will acquire these securities only if the interest payments on the security are exempt from federal income taxation (other than the AMT).

THE SHORT-TERM MUNICIPAL SECURITIES MARKET. Yields on municipal securities are dependent on a variety of factors, including the general conditions of the municipal security markets and the fixed income markets in general, the size of a particular offering, the maturity of the obligation and the rating of the issue.

Although the Portfolio invests primarily in municipal securities, it is anticipated that a substantial amount of the securities held by the Portfolio will be supported by credit and liquidity enhancements, such as letters of credit (which are not covered by federal deposit insurance) or put or demand features, of third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Portfolio will be dependent in part upon the credit quality of the banks supporting the Portfolio's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. These risks include a sustained increase in interest rates, which can adversely affect the availability and cost of a bank's lending activities; exposure to credit losses during times of economic decline; concentration of loan portfolios in certain industries; regulatory developments; and competition among financial institutions. Brokerage firms and insurance companies also provide certain liquidity and credit support. The Portfolio's policy is to purchase municipal securities with third party credit or liquidity support only after the investment adviser has considered the creditworthiness of the financial institution providing the support and believes that the security presents minimal credit risk.

The Portfolio may purchase long term municipal securities with various maturity shortening provisions. For instance, variable rate demand notes ("VRDN") are municipal bonds with maturities of up to 40 years that are sold with a demand feature (an option for the holder of the security to sell the security back to the issuer) which may be exercised by the security holder at predetermined intervals, usually daily or weekly. The interest rate on the security is typically reset by a remarketing or similar agent at prevailing interest rates. VRDNs may be issued directly by the municipal issuer or created by a bank, broker-dealer or other financial institution by selling a previously issued long-term bond with a demand feature attached. Similarly, tender option bonds (also referred to as certificates of participation) are municipal securities with relatively long original maturities and fixed rates of interest that are coupled with an agreement of a third party financial institution under which the third party grants the security holders the option to tender the securities to the institution and receive the face value thereof. The option may be exercised at periodic intervals, usually six months to a year. As consideration for providing the option, the financial institution receives a fee equal to the difference between the underlying municipal security's fixed rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of the interest rate determination. These bonds effectively provide the holder with a demand obligation that bears interest at the prevailing short-term municipal securities interest rate.

The Portfolio also may acquire "puts" on municipal securities it purchases. A put gives the Portfolio the right to sell the municipal security at a specified price at any time before a specified date. The Portfolio will acquire puts only to enhance liquidity, shorten the maturity of the related municipal security or permit the Portfolio to invest its funds at more favorable rates. Generally, the Portfolio will buy a municipal security that is accompanied by a put only if the put is available at no extra cost. In some cases, however, the Portfolio may pay an extra amount to acquire a put, either in connection with the purchase of the related municipal security or separately from the purchase of the security.

The Portfolio may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "stand-by commitment," and the aggregate price which the Portfolio pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Portfolio acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

TAXABLE INVESTMENTS. Although the Portfolio will attempt to invest 100% of its assets in municipal securities, the Portfolio may invest up to 20% of the value of its net assets in cash and cash equivalents the interest income on which is subject to federal income taxation. In addition, when business or financial conditions warrant or when an adequate supply of appropriate municipal securities is not available, the Portfolio may assume a temporary defensive position and invest without limit in any of the instruments in which Cash Portfolio (the Portfolio in which Daily Assets Cash Fund invests) invests.

ADDITIONAL INVESTMENT POLICIES

Each Fund's and each Portfolio's investment objective and certain investment limitations, as described in the SAI, are fundamental and therefore, may not be changed without approval of the holders of a majority of the Fund's or Portfolio's, as applicable, outstanding voting securities (as defined in the 1940 Act). Except as otherwise indicated herein or in the SAI, investment policies of a Fund or a Portfolio may be changed by the applicable board of trustees without shareholder approval. Each Portfolio may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but not in excess of 33 1/3% of the value of the Portfolio's total assets. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets. Each Portfolio is permitted to hold cash in any amount pending investment in securities and may invest in other investment companies that intend to comply with Rule 2a-7 and have substantially similar investment objectives and policies. A further description of the Funds' and the Portfolios' investment policies is contained in the SAI.

REPURCHASE AGREEMENTS. Each Portfolio may seek additional income or liquidity by entering into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. Core Trust holds the underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements involve certain credit risks not associated with direct investment in securities. Each Portfolio, however, intends to enter into repurchase agreements only with sellers which its investment adviser believes present minimal credit risks in accordance with guidelines established by the Core Trust Board. In the event that a seller defaulted on its repurchase obligation, however, a Portfolio might suffer a loss.

LIQUIDITY. To ensure adequate liquidity, each Portfolio may not invest more than 10% of its net assets in illiquid securities, including, repurchase agreements not entitling the Portfolio to payment of principal within seven days. There may not be an active secondary market for securities held by a Portfolio. The value of securities that have a limited market tend to fluctuate more than those that have an active market. Each Portfolio's investment adviser monitors the liquidity of the Portfolio's investments.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. In order to assure itself of being able to obtain securities at prices which it believes might not be available at a future time, each Portfolio's investment adviser may purchase securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price or yield is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Securities so purchased are subject to market price fluctuation and no interest on the securities accrues to a Portfolio until delivery and payment take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Commitments for when-issued or delayed delivery transactions will be entered into only when a Portfolio has the intention of actually acquiring the securities, but the Portfolio may sell the securities before the settlement date if deemed advisable. Failure by the other party to deliver a security purchased by a Portfolio may result in a loss or missed opportunity to make an alternative investment. As a result of entering into forward commitments, the Funds are exposed to greater potential fluctuations in the value of their assets and net asset values per share.

VARIABLE AND FLOATING RATE SECURITIES. The securities in which each Portfolio invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on these securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Those securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

No Portfolio may purchase a variable or floating rate security whose interest rate is adjusted based on a long-term interest rate or index, on more than one interest rate or index, or on an interest rate or index that materially lags behind short-term market rates (these prohibited securities are often referred to as "derivative" securities). All variable and floating rate securities purchased by a Portfolio will have an interest rate that is adjusted based on a single short-term rate or index, such as the Prime Rate.

ZERO-COUPON SECURITIES. Each Portfolio may invest in zero-coupon securities such as Treasury bills and separately traded principal and interest components of Treasury Securities issued or guaranteed under the U.S. Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program.). These securities are sold at original issue discount and pay no interest to holders prior to maturity. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Portfolios may invest.

FINANCIAL INSTITUTION GUIDELINES. Treasury Cash Portfolio and Government Cash Portfolio invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators. These Portfolios do not intend to hold in their portfolio any securities or instruments that would be subject to restriction as to amount held by a national bank under Title 12, Section 24 (Seventh) of the United States Code. In addition, these Portfolios limit their investments to those permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act and the applicable rules and regulations of the National Credit Union Administration. Government Cash Portfolio limits its investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage and to investments that permit Fund shares to qualify as liquid assets and as short-term liquid assets.

4.    MANAGEMENT

The business of the Trust is managed under the direction of the Board and the business of Core Trust is managed under the direction the Core Trust Board. The Board formulates the general policies of the Funds and meets periodically to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Funds and the Trust. The Core Trust Board performs similar functions for the Portfolios and Core Trust. The SAI contains general background information about the trustees and officers of the Trust and Core Trust.

ADMINISTRATION AND DISTRIBUTION

Subject to the supervision of the Board, FAS supervises the overall management of the Trust, including overseeing the Trust's receipt of services, advising the Trust and the Trustees on matters concerning the Trust and its affairs, and providing the Trust with general office facilities and certain persons to serve as officers. For these services and facilities, FAS receives a fee at an annual rate of 0.05% of the daily net assets of each Fund. FAS also serves as administrator of the Portfolios and provides administrative services for each Portfolio that are similar to those provided to the Funds. For its administrative services to the Portfolios, FAS receives a fee at an annual rate of 0.05% of the average daily net assets of each Portfolio. Forum Accounting Services, LLC ("Forum Accounting") performs portfolio accounting services for the Funds and Portfolios pursuant to an agreement with the Trust and is paid a separate fee for these services.

FFSI acts as the agent of the Trust in connection with the offering of shares of the Funds but receives no compensation for these services. FFSI is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FAS, FFSI, Forum Advisors, Forum Accounting and the Transfer Agent are members of the Forum Financial Group of companies and together provide a full range of services to the investment company and financial services industry. As of the date of this Prospectus, each of these companies was controlled by John Y. Keffer, President and Chairman of the Trust and FAS and FFSI provided administration services to registered investment companies with assets of approximately $30 billion.

INVESTMENT ADVISERS

Subject to the general supervision of the Core Trust Board, Forum Advisors makes investment decisions for Treasury Portfolio and Municipal Cash Portfolio and monitors those Portfolio's investments and Linden makes investment decisions for Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio and monitors those Portfolios' investments. Forum Advisors, which is located at Two Portland Square, Portland, Maine 04101, provides investment advisory services to four other mutual funds. Linden, which is located at 812 N. Linden Drive, Beverly Hills, California 90210, is controlled by Anthony R. Fischer, Jr., who is its sole stockholder, director, and officer. Forum Advisors and Linden act also as investment advisers to the Portfolios that they do not manage on a daily basis and from time to time may provide each other with assistance regarding the other's advisory responsibilities. These services may include management of part of or all of the Portfolios' investment portfolios.

For its services, Forum Advisors receives an advisory fee at an annual rate of 0.05% of Treasury Portfolio's and Municipal Cash Portfolio's average daily net assets. For its services, Linden receives from each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio an advisory fee based upon the total average daily net assets of those Portfolios ("Total Portfolio

Assets"). Linden's fee is calculated at an annual rate on a cumulative basis as follows: 0.06% of the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets, and 0.03% of the remaining Total Portfolio Assets. A Fund's expenses include the Fund's pro rata portion of the advisory fee paid by the corresponding Portfolio. To the extent Forum Advisors or Linden has delegated its responsibilities to the other, Forum Advisors or Linden pays its advisory fee accrued for such period of time to the other. Currently, it is anticipated that Forum Advisors and Linden will delegate responsibility for portfolio management to the other investment adviser infrequently.

SHAREHOLDER SERVICING

Shareholder inquiries and communications concerning the Funds may be directed to the Transfer Agent at the address and telephone numbers on the first page of this Prospectus. The Transfer Agent maintains an account for each shareholder of the Funds (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions.
The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be its affiliates, who agree to comply with the terms of the Transfer Agent's agreement with the Trust. The Transfer Agent may pay those agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust. For its services, the Transfer Agent is paid a transfer agent fee at an annual rate of 0.05% of the average daily net assets of each Fund attributable to Institutional Shares plus $12,000 per year for each Fund and certain account and additional class charges and is reimbursed for certain expenses incurred on behalf of the Funds.

EXPENSES OF THE FUNDS

Each Fund's expenses comprise Trust expenses attributable to the Fund, which are charged to the Fund, and expenses not attributable to a particular fund of the Trust, which are allocated among the Fund and all other funds of the Trust in proportion to their average net assets. Each service provider in its sole discretion may elect to waive (or continue to waive) all or any portion of its fees, which are accrued daily and paid monthly, and may reimburse a Fund for certain expenses. Any such waivers or reimbursements would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

Each Fund's expenses include the service fees described in this Prospectus, the fees and expenses of the Board, applicable insurance and bonding expenses and state and SEC registration fees. Each Fund bears its pro rata portion of the expenses of the portfolio in which it invests along with all other investors in the Portfolio.

5.  PURCHASES AND REDEMPTIONS OF SHARES

GENERAL INFORMATION

All transactions in Fund shares are effected through the Transfer Agent, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege, upon appropriate notice to shareholders, and may charge a fee for certain shareholder services, although no such fees are currently contemplated.

PURCHASES. Fund shares are sold at a price equal to their net asset value next-determined after acceptance of an order, on each Fund Business Day. Fund shares are issued immediately after an order for the shares in proper form, accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"), is accepted by the Transfer Agent. Daily Assets Treasury Fund's and Daily Assets TaxSaver Fund's net asset value is calculated at 12:00 p.m., Eastern Time, and each other Fund's net asset value is calculated at 2:00 p.m., Eastern Time.

Fund shares become entitled to receive distributions on the day the purchase order is accepted if the order and payment are received by the Transfer Agent as follows:


                                       Order Must be Received by     Payment Must be Received by
                                       -------------------------     ---------------------------


                                  - 12 -

    Daily Assets Treasury Fund and
    Daily Assets TaxSaver Fund         12:00 p.m., Eastern time       [5:00] p.m., Eastern time
    All other Funds                     2:00 p.m., Eastern time       [5:00] p.m., Eastern time


If a purchase order is transmitted to the Transfer Agent (or the wire is received) after the times listed above, the investor will not receive a distribution on that day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets TaxSaver Fund) closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire purchase orders and the cut-off times in the above table.

Each Fund reserves the right to reject any subscription for the purchase of Fund shares. Stock certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

REDEMPTIONS. Fund shares may be redeemed without charge at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of the next determination of the Fund's net asset value following acceptance by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). Shares redeemed are not entitled to receive distributions declared on or after the day on which the redemption becomes effective.

For wire redemption orders received after 12:00 p.m., Eastern time, in the case of Daily Assets Treasury Fund and Daily Assets TaxSaver Fund, and after 2:00 p.m., Eastern Time, in the case of each other Fund, the Transfer Agent will wire proceeds the next Fund Business Day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets TaxSaver Fund) closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire redemption orders.

Normally, redemption proceeds are paid immediately, but in no event later than seven days, following acceptance of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used to purchase the shares has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed for more than seven days after the tender of the Shares to the Fund except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund.

The Trust employs reasonable procedures to ensure that telephone orders are genuine (which include recording certain transactions and the use of shareholder security codes). If the Trust did not employ such procedures, it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach the Transfer Agent by telephone, requests may be mailed or hand-delivered to the Transfer Agent.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $5,000.

PURCHASE AND REDEMPTION PROCEDURES

Investors may open an account by completing the application at the back of this Prospectus or by contacting the Transfer Agent [at the address on the first page of this Prospectus.] For those shareholder services not referenced on the account application and to change information regarding a shareholder's account (such as addresses), investors should request an Optional Services Form from the Transfer Agent.

INITIAL PURCHASE OF SHARES

There is a $10,000,000 minimum for initial investments in each Fund.

BY MAIL. Investors may send a check made payable to the Trust along with a completed account application to the Transfer Agent. Checks are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on some non-member banks may take longer.

BY BANK WIRE. To make an initial investment in a Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:

    BankBoston
    Boston, Massachusetts
    ABA# 011000390
    For Credit To: Forum Financial Corp.
    Account #: 541-54171
         Re: [Name of Fund] - Institutional Shares
         Account #:
                   -----------------------
         Account Name:
                      --------------------

The investor should then promptly complete and mail the account application. Any investor planning to wire funds should instruct a bank early in the day so the wire transfer can be accomplished the same day. There may be a charge imposed by the bank for transmitting payment by wire, and there also may be a charge for the use of Federal Funds.

THROUGH FINANCIAL INSTITUTIONS. Shares may be purchased and redeemed through certain broker-dealers, banks or other financial institutions ("Processing Organizations"), including affiliates of the Transfer Agent. Processing Organizations may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund. The Trust is not responsible for the failure of any Processing Organization to promptly forward these requests.

Investors who purchase or redeem shares in this manner will be subject to the procedures of their Processing Organization, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. These investors should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. Investors who purchase Fund shares through a Processing Organization may or may not be the shareholder of record and, subject to their institution's and the Fund's procedures, may have Fund shares transferred into their name. Certain Processing Organizations may enter purchase orders with payment to follow.

The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the Processing Organization and its customers.

SUBSEQUENT PURCHASES OF SHARES

Subsequent purchases may be made by mailing a check, by sending a bank wire or through a financial institution as indicated above. Shareholders using the wire system for purchase should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

REDEMPTION OF SHARES

Shareholders who wish to redeem shares by telephone or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several days after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

BY MAIL. Shareholders may make a redemption in any amount by sending a written request to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for redemption must be signed by the shareholder with signature guaranteed and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed.

BY TELEPHONE. A shareholder who has elected telephone redemption privileges may make a telephone redemption request by calling the Transfer Agent at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

BY BANK WIRE. For redemptions of more than $5,000, a shareholder who has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by Federal Funds wire to a bank account designated on the shareholder's account application. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day the redemption request in proper form is received by the Transfer Agent.

OTHER REDEMPTION MATTERS. A signature guarantee is required for any written redemption request and for any endorsement on a stock certificate. A signature guarantee also is required for instructions to change a shareholder's record name or address, designated bank account for wire redemptions or automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

EXCHANGES

Shareholders may exchange their shares for Institutional Shares of any other Fund. Exchanges are subject to the fees charged by, and the restrictions listed in the prospectus for, the fund into which a shareholder is exchanging, including minimum investment requirements. The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make, but each Fund reserves the right to limit excessive exchanges by any shareholder. See "Additional Purchase and Redemption Information" in the SAI.

Exchanges may only be made between accounts registered in the same name. A completed account application must be submitted to open a new account in a Fund through an exchange if the shareholder requests any shareholder privilege not associated with the new account. Shareholders may only exchange into a fund if that fund's shares may legally be sold in the shareholder's state of residence.

The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Accordingly, a shareholder may realize a capital gain or loss with respect to the shares redeemed. Redemptions and purchases are effected at the respective net asset values of the two funds as next determined following receipt of proper instructions and all necessary supporting documents by the fund whose shares are being exchanged. The exchange privilege may be modified materially or terminated by the Trust at any time upon 60 days' notice to shareholders.

BY MAIL. Exchanges may be accomplished by written instruction to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guarantee is not required) and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed.

BY TELEPHONE. Exchanges may be accomplished by telephone by any shareholder who has elected telephone exchange privileges by calling the Transfer Agent at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.

6.  DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

Distributions of each Fund's net investment income are declared daily and paid monthly following the close of the last Fund Business Day of the month. Net capital gain realized by a Fund, if any, will be distributed annually. Shareholders may choose to have all distributions reinvested in additional shares of the Fund or received in cash. [In addition, shareholders may have distributions of net capital gain reinvested in additional shares of the Fund and distributions of net investment income paid in cash.] All distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund.

All distributions will be reinvested at the Fund's net asset value as of the payment date of the dividend. All distributions are reinvested unless another option is selected. All distributions not reinvested will be paid to the shareholder in cash and may be paid more than seven days following the date on which distribution would otherwise be reinvested.

TAXES

TAX STATUS OF THE FUNDS. Each Fund intends to qualify or continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. Accordingly, each Fund will not be liable for Federal income taxes on the net investment income and capital gain distributed to its shareholders. Because each Fund intends to distribute all of its net investment income and net capital gain each year, the Funds should also avoid Federal excise taxes.

Distributions paid by each Fund out of its net investment income (including realized net short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gain, if any, realized by a Fund are taxable to shareholders as long-term capital gain, regardless of the length of time the Fund shares were held by the shareholder at the time of distribution.

THE PORTFOLIOS. The Portfolios are not required to pay Federal income taxes on their net investment income and capital gain, as they are treated as partnerships for Federal income tax purposes. All interest, dividends and gains and losses of a Portfolio are deemed to have been "passed through" to the respective Fund in proportion to the Fund's holdings of the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

DAILY ASSETS TAXSAVER FUND. Distributions paid by Daily Assets TaxSaver Fund out of federally tax-exempt interest income earned by the Fund ("exempt-interest dividends") generally will not be subject to federal income tax in the hands of the Fund's shareholders. Substantially all of the distributions paid by the Fund are anticipated to be exempt-interest dividends. Persons who are "substantial users" or "related persons" thereof of facilities financed by private activity securities held by the Fund, however, may be subject to federal income tax on their pro rata share of the interest income from those securities and should consult their tax advisers before purchasing Shares. Exempt-interest dividends are included in the "adjusted current earnings" of corporations for AMT purposes.

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund generally is not deductible for federal income tax purposes. Under rules for determining when borrowed funds are used for purchasing or carrying particular assets, Shares of the Fund may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the Shares.

The income from the Portfolio's investments may be subject to the federal alternative minimum tax ("AMT"). Under current federal tax law, interest on certain municipal securities issued after August 7, 1986 to finance "private activities" ("private activity securities") is a "tax preference item" for purposes of the AMT applicable to certain individuals and corporations even though such interest will continue to be fully tax-exempt for regular federal income tax purposes. The Portfolio may purchase private activity securities, the interest on which may constitute a "tax preference item" for purposes of the AMT.

STATE AND LOCAL TAXES. Daily Assets Treasury Fund's investment policies are structured to provide shareholders, to the extent permissible by Federal and state law, with income that is exempt or excluded from income taxation at the state and local level. Many states (by statute, judicial decision or administrative action) do not tax dividends from a regulated investment company that are attributable to interest on obligations of the U.S. Treasury and certain U.S. Government agencies and instrumentalities if the interest on those obligations would not be taxable to a shareholder that held the obligation directly. As a result, substantially all distributions paid by this Fund to shareholders residing in certain states will be exempt or excluded from state income taxes. A portion of the distributions paid by Daily Assets Treasury Fund II, Daily Assets Government Fund and Daily Assets Cash Fund to shareholders may be exempt or excluded from state income taxes, but these Funds are not managed to provide any specific amount of state tax-free income to shareholders.

The exemption for federal income tax purposes of distributions derived from interest on municipal securities does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. Shareholders of Daily Assets TaxSaver Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions.

Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes to investments in a Fund which may differ from the federal income tax consequences described above.

GENERAL. Each Fund may be required by Federal law to withhold 31% of reportable payments (which may include taxable distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to a Fund is correct and that the shareholder is not subject to backup withholding.

The Funds must include a portion of the original issue discount of zero-coupon securities as income even though these securities do not pay any interest until maturity. Because each Fund distributes all of its net investment income, a Fund may have to sell portfolio securities to distribute imputed income, which may occur at a time when the investment adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Shortly after the close of each year, a statement is sent to each shareholder of the Funds advising the shareholder of the portions of total distributions paid to the shareholder that is derived from each type of obligation in which a Fund has invested , that is derived from the obligations of issuers in the various states and the portion of the Fund's distributions that is exempt from federal income taxes. These portions are determined for the entire year and on a monthly basis and, thus, are an annual or monthly average, rather than a day-by-day determination for each shareholder.

Reports containing appropriate information with respect to the Federal income tax status of distributions paid during the year by the Funds will be mailed to shareholders shortly after the close of each year.

The foregoing is only a summary of some of the important Federal and state tax considerations generally affecting the Funds and their shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisors.

7.  OTHER INFORMATION

PERFORMANCE INFORMATION

Institutional Shares' performance may be advertised. All performance information is based on historical results, is not intended to indicate future performance and, unless otherwise indicated, is net of all expenses. The Funds may advertise yield, which shows the rate of income a Fund has earned on its investments as a percentage of the Fund's share price. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments for a specified period (net of expenses), divides it by the average number of shares entitled to receive distributions, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the period. A Fund's compounded annualized yield assumes the reinvestment of distributions paid by the Fund, and, therefore will be somewhat higher than the annualized yield for the same period. A Fund may also quote tax-equivalent yields, which show the taxable yields a shareholder would have to earn to equal the Fund's tax-free yield, after taxes. A tax-equivalent yield is calculated by dividing the Fund's tax-free yield by one minus a stated federal, state or combined federal and state tax rate. Each class' performance will vary.

The Funds' advertisements may also reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC Financial Data, Inc. In addition, the performance of the Funds may be compared to recognized indices of market performance. The comparative material found in a Fund's advertisements, sales literature, or reports to shareholders may contain performance rankings. This material is not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and permit a bank or bank affiliate to serve as a Processing Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought.

DETERMINATION OF NET ASSET VALUE

The Trust determines the net asset value per share of Daily Assets Treasury Fund as of 12:00 p.m., Eastern Time, and of each other Fund as of 2:00 p.m., Eastern Time, on each Fund Business Day by dividing the value of the Fund's net assets (the value of its interest in the Portfolio and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. In order to more easily maintain a stable net asset value per share, each Portfolio's portfolio securities are valued at their amortized cost (acquisition cost adjusted for amortization of premium or accretion of discount) in accordance with Rule 2a-7. The Portfolios will only value their portfolio securities using this method if the Core Trust Board believes that it fairly reflects the market-based net asset value per share. The Portfolios' other assets, if any, are valued at fair value by or under the direction of the Core Trust Board.

THE TRUST AND ITS SHARES

The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc., which was incorporated in 19__.
The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. There are currently sixteen series of the Trust.

Each share of each fund of the Trust and each class of shares has equal distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

From time to time certain shareholders may own a large percentage of shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of any shareholder vote. As of the date hereof, due to initial investment in Daily Assets Treasury Fund II, Daily Assets Government Fund and Daily Assets TaxSaver Fund, prior to the public offering of Shares FAS may be deemed to control those Funds.

FUND STRUCTURE

OTHER CLASSES OF SHARES. In addition to Institutional Shares, each Fund may create and issue shares of other classes of securities. Each Fund currently has two other classes of shares authorized, Institutional Service Shares and Investor Shares. Institutional Services Shares are offered solely through banks, trust companies and certain other financial institutions, and their affiliates and correspondents, for investment of their funds or funds for which they act in a fiduciary, agency or custodial capacity. Investor Shares are offered to the general public, have a $10,000 minimum investment and bear shareholder service and distribution fees. Institutional Service Shares and investor Shares incur more expenses than Institutional Shares. Except for certain differences, each share of each class represents an undivided, proportionate interest in a Fund. Each share of each Fund is entitled to participate equally in distributions and the proceeds of any liquidation of that Fund except that, due to the differing expenses borne by the various classes, the amount of distributions will differ among the classes.

CORE TRUST STRUCTURE. Each Fund invests all of its assets in its corresponding Portfolio of Core Trust, a business trust organized under the laws of the State of Delaware in September 1994 and registered under the 1940 Act as an open-end, management investment company. Accordingly, a Portfolio directly acquires its own securities and its corresponding Fund acquires an indirect interest in those securities. The assets of each Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Core Trust. Upon liquidation of a Portfolio, investors in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

THE PORTFOLIOS. A Fund's investment in a Portfolio is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, Daily Assets Treasury Fund and Daily Assets TaxSaver Fund are the only investors (other than FAS or its affiliates) that have invested in Treasury Portfolio and Municipal Cash Portfolio, respectively. Each of the other Portfolios has another investor besides the Funds (and FAS and its affiliates). All investors in a Portfolio invest on the same terms and conditions as the Funds and will pay a proportionate share of the Portfolio's expenses. The Portfolios normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio is entitled to vote in proportion to the relative value of its interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, a Fund will solicit proxies from shareholders of the Fund and will vote its interest in a Portfolio in proportion to the votes cast by its shareholders. There can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in the Portfolio.

CONSIDERATIONS OF INVESTING IN A PORTFOLIO. A Fund's investment in a Portfolio may be affected by the actions of other large investors in the Portfolio, if any. If a large investor other than a Fund redeemed its interest in a Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. A Fund may withdraw its entire investment from a Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if other investors in the Portfolio, by a vote of shareholders, changed the investment objective or policies of the Portfolio in a manner not acceptable to the Board or not permissible by the Fund. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. If the Fund decided to convert those securities to cash, it usually would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the investment adviser to the Portfolio or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit the Portfolio's investment adviser to manage the Fund's assets, could have a significant impact on shareholders of the Fund.

ADDITIONAL INFORMATION. Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information on any other class of shares of the Funds or concerning any other investment companies that invest in a Portfolio, investors may contact FFSI at 207-879-1900.

If an investor invests through a financial institution, the investor may also contact their financial institution to obtain information about the other classes or any other investment company investing in a Portfolio.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                                                          PRELIMINARY PROSPECTUS
FORUM FUNDS                                                SUBJECT TO COMPLETION
                                                               November 15, 1997
Daily Assets Treasury Fund
Daily Assets Treasury Fund II
Daily Assets Government Fund
Daily Assets Cash Fund
Daily Assets TaxSaver Fund

--------------------------------------------------------------------------------
This Prospectus offers Institutional Service Shares of Daily Assets Treasury Fund, Daily Assets Treasury Fund II, Daily Assets Government Fund, Daily Assets Cash Fund and Daily Assets TaxSaver Fund (each a "Fund"). Each Fund is a diversified no-load, money market portfolio of Forum Funds (the "Trust"), an open-end, management investment company. Each Fund seeks to provide its shareholders with high current income (which, in the case of Daily Assets TaxSaver Fund, is exempt from federal income taxes) to the extent consistent with the preservation of capital and the maintenance of liquidity.

Each Fund seeks to achieve its objective by investing all of its investable assets in a separate portfolio of a registered, open-end, management investment company with an identical investment objective. See "Prospectus Summary" and "Other Information - Fund Structure." Through the portfolio in which it invests:

    DAILY ASSETS TREASURY FUND invests primarily in obligations of the U.S. Treasury or certain agencies and instrumentalities of the U.S. Government with a view toward providing income that is generally considered exempt from state and local income taxes.

    DAILY ASSETS TREASURY FUND II invests primarily in obligations of the U.S. Treasury and in repurchase agreements backed by these obligations.

    DAILY ASSETS GOVERNMENT CASH FUND invests primarily in obligations of the U.S. Government, its agencies and instrumentalities and in repurchase agreements backed by these obligations.

    DAILY ASSETS CASH FUND invests in a broad spectrum of high-quality money market instruments.

    DAILY ASSETS TAXSAVER FUND invests primarily in high-quality obligations of the states, territories and possessions of the U.S. and of their subdivisions, authorities and corporations ("municipal securities") with a view toward providing income that is exempt from federal income taxes.

This Prospectus sets forth concisely the information concerning the Trust and the Funds that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated November 15, 1997, as may be amended from time to time (the "SAI"), which contains more detailed information about the Trust and the Funds and which is incorporated into this Prospectus by reference. The SAI is available without charge by contacting the Funds' transfer agent, Forum Financial Corp. at P.O. Box 446, Portland, Maine 04112, (207) 879-0001 or (800) 94FORUM.

  Investors should read this Prospectus and retain it for future reference.

FUND SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER FEDERAL AGENCY.

THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  TABLE OF CONTENTS

1. Prospectus Summary. . . . . . . . . . . . . . . . . . . . . . . . . . .   2
2. Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . .   4
3. Investment Objectives and Policies. . . . . . . . . . . . . . . . . . .   5
4. Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
5. Purchases and Redemptions of Shares . . . . . . . . . . . . . . . . . .  12
6. Distributions and Tax Matters . . . . . . . . . . . . . . . . . . . . .  16
7. Other Information . . . . . . . . . . . . . . . . . . . . . . . . . . .  17

--------------------------------------------------------------------------------

1.   PROSPECTUS SUMMARY

HIGHLIGHTS OF THE FUNDS

This prospectus offers shares of the Institutional Service class ("Institutional Service Shares") of each of the Funds. Institutional Services Shares are offered solely through banks, trust companies and certain other financial institutions, and their affiliates and correspondents, for investment of their funds or funds for which they act in a fiduciary, agency or custodial capacity. The Funds operate in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Daily Assets Treasury Cash Fund, Daily Assets Treasury Cash Fund II, Daily Assets Government Cash Fund, Daily Assets Cash Fund and Daily Assets TaxSaver Fund invest all of their investable assets in Treasury Portfolio, Treasury Cash Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio (each a "Portfolio" and collectively the "Portfolios"), respectively. The Portfolios are separate series of Core Trust (Delaware) ("Core Trust"), an open-end, management investment company. Accordingly, the investment experience of each Fund will correspond directly with the investment experience of its corresponding Portfolio. See "Other Information - Fund Structure."

MANAGEMENT. Forum Administrative Services, LLC ("FAS") supervises the overall management of the Funds and the Portfolios and Forum Financial Services, Inc. ("FFSI") is the distributor of the Funds' shares. Forum Advisors, Inc. ("Forum Advisors") is the investment adviser of Treasury Portfolio and Municipal Cash Portfolio and provides professional management of those Portfolio's investments. Linden Asset Management, Inc. ("Linden") is the investment adviser of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio and provides professional management of those Portfolios' investments. Forum Advisors and Linden provide certain subadvisory assistance for the Portfolios they do not directly advise. The Funds' transfer agent, dividend disbursing agent and shareholder servicing agent (the "Transfer Agent") is Forum Financial Corp. See "Management" for a description of the services provided and fees charged to the Funds.

SHAREHOLDER SERVICING AND DISTRIBUTION. The Trust has adopted a Shareholder Service Plan relating to Institutional Service Shares under which FAS is compensated for various shareholder servicing activities. See "Management - Shareholder Servicing" and "- Administration and Distribution."

PURCHASES AND REDEMPTIONS. The minimum initial investment in Institutional Service Shares is $100,000. Institutional Service Shares may be purchased and redeemed Monday through Friday, between the hours of 9:00 a.m. and 6:00 p.m., Eastern time, except on Federal holidays and days that the Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets TaxSaver Fund) is closed ("Fund Business Days"). To be eligible to receive that days' income, purchase orders must be received by the Transfer Agent in good order no later than 2:00 p.m., Eastern time (noon in the case of Daily Assets Treasury Fund). Shareholders may elect to have redemptions of over $5,000 transferred by bank wire to a designated bank account. To be able to receive redemption proceeds by wire on the day of the redemption, redemption orders must be received by the Transfer Agent in good order no later than 2:00 p.m., Eastern time (noon in the case of Daily Assets Treasury Fund and Daily Assets TaxSaver Fund). All times may be changed without notice by management due to market activities. See "Purchase and Redemption of Shares."

EXCHANGES. Shareholders of a Fund may exchange Institutional Service Shares without charge for Institutional Service Shares of the other Funds. See "Purchases and Redemptions of Shares - Exchanges."

DISTRIBUTIONS. Distributions of net investment income are declared daily and paid monthly by each Fund and are automatically reinvested in additional Fund shares unless the shareholder has requested payment in cash. See "Distributions and Tax Matters."

INVESTMENT CONSIDERATIONS. There can be no assurance that any Fund will be able to maintain a stable net asset value of $1.00 per share. Although the Portfolios invest only in money market instruments, an investment in any Fund involves certain risks, depending on the types of investments made and the types of investment techniques employed. Investment in any security, including U.S. Government Securities, involves some level of investment risk. An investment in a Fund is not insured by the FDIC, nor is it insured or guaranteed against loss of principal. By investing in its corresponding Portfolio, each Fund may achieve certain efficiencies and economies of scale. Nonetheless, these investments could also have potential adverse effects on the applicable Fund. See "Other Information - Core Trust Structure."

EXPENSES OF INVESTING IN THE FUNDS

The purpose of the following table is to assist investors in understanding the various expenses that an investor in Institutional Service Shares will bear directly or indirectly. There are no transaction expenses associated with purchases, redemptions or exchanges of Fund shares.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)(1)


                                    Daily Assets   Daily Assets    Daily Assets   Daily Assets  Daily Assets
                                      Treasury       Treasury       Government       Cash          TaxSaver
                                        Fund           Fund II       Cash Fund       Fund            Fund
                                        ----           -------       ---------       ----            ----
Management Fees(2)                      0.15%          0.14%          0.14%          0.14%          0.15%
Other Expenses(3)
  (after expense reimbursements)        0.30%          0.31%          0.31%          0.31%          0.30%
                                        -----          -----          -----          -----          -----
Total Operating Expenses                0.45%          0.45%          0.45%          0.45%          0.45%


(1) For a further description of the various expenses incurred in the operation of the Funds and the Portfolios, see "Management." The amount of expenses for Daily Assets Treasury Fund and Daily Assets Cash Fund is based on the Fund's expenses for its last fiscal year ended August 31, 1997 restated to reflect current fees and the amount of expenses for each other Fund is based on estimated annualized expenses for the Funds' fiscal year ending August 31, 1998. Each Fund's expenses include the Fund's pro rata portion of all expenses of its corresponding Portfolio, which are borne indirectly by Fund shareholders.

(2) Management Fees include all administration fees and investment advisory fees incurred by the Funds and the Portfolios; as long as its assets are invested in a Portfolio, a Fund pays no investment advisory fees directly.

(3) Absent estimated reimbursements by Forum Advisors and its affiliates, Other Expenses would be 0.40% and Total Fund Operating Expenses would be 0.55% for each Fund. Expense reimbursements are voluntary and may be reduced or eliminated at any time.

EXAMPLE

Following is a hypothetical example that indicates the dollar amount of expenses that an investor in Institutional Service Shares would pay assuming (i) the investment of all of the Fund's assets in the Portfolio, (ii) a $1,000 investment in the Fund, (iii) a 5% annual return, (iv) the reinvestment of all distributions and (v) redemption at the end of each period:

                                One Year    Three Years  Five Years  Ten Years
                                --------    -----------  ----------  ---------
Daily Assets Treasury Fund         $5          $16         $28         $65
Daily Assets Treasury Fund II      $5          $16         $28         $65
Daily Assets Government Fund       $5          $16         $28         $65
Daily Assets Cash Fund             $5          $16         $28         $65
Daily Assets TaxSaver Fund         $5          $16         $28         $65

The example is based on the expenses listed in the Annual Fund Operating Expenses table, which assumes the continued waiver and reimbursement of certain fees and expenses. The five percent annual return is not predictive of and does not represent the Funds' projected returns; rather, it is required by government regulation. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

2.   FINANCIAL HIGHLIGHTS

The following information represents selected data for a single outstanding Institutional Service Share of Daily Assets Treasury Fund and of Daily Assets Cash Fund. This information was audited by ________, independent auditors. The financial statements for Daily Assets Treasury Fund and Daily Assets Cash Fund and independent auditors' report thereon for the fiscal year ended August 31, 1997 are incorporated by reference into the SAI. Further information about those Fund's performance is contained in the Funds' annual report to shareholders which may be obtained from the Trust without charge. As of the date hereof, Daily Assets Treasury Fund II, Daily Assets Government Fund and Daily Assets TaxSaver Fund had not commenced operations. As of August 31, 1997, Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio had assets of _____, _____ and _____, respectively.



                                                                                         Ratios to Average Net
                                                                  -                              Assets
                                   Beginning                Distributions    Ending    ------------------------
                                   Net Asset      Net         From Net     Net Asset                     Net
                                   Value Per   Investment    Investment    Value per                 Investment
                                     Share       Income        Income        Share      Expenses       Income
                                     -----       ------        ------        -----      --------       ------
DAILY ASSETS TREASURY FUND
INSTITUTIONAL SERVICE SHARES
Year Ended August 31, 1997         $  1.00                                 $  1.00
Year Ended March 31, 1997             1.00        0.05         (0.05)         1.00        0.50%         4.70%
Year Ended March 31, 1996             1.00        0.05         (0.05)         1.00        0.50%         5.01%
Year Ended March 31, 1995             1.00        0.04         (0.04)         1.00        0.37%         4.45%
Year Ended March 31, 1994             1.00        0.03         (0.03)         1.00        0.33%         2.82%
Year Ended March 31, 1993(1)          1.00        0.02         (0.02)         1.00        0.32%(2)      2.92%(2)

DAILY ASSETS CASH FUND
INSTITUTIONAL SERVICE SHARES
Year Ended August 31, 1997(1)       1.00                                      1.00


                                            Net Assets at     Ratio to
                                                End of       Average Net
                                                Period         Assets
                                    Total       (000's         Gross
                                   Return       Omitted)     Expenses(3)
                                   ------       --------     -----------
DAILY ASSETS TREASURY FUND
INSTITUTIONAL SERVICE SHARES
Year Ended August 31, 1997
Year Ended March 31, 1997           4.80%        43,975         0.99%
Year Ended March 31, 1996           5.18%        43,103         1.06%
Year Ended March 31, 1995           4.45%        36,329         1.10%
Year Ended March 31, 1994           2.83%        26,505         1.17%
Year Ended March 31, 1993(1)        3.13%(2)      4,687         2.43%(2)


(1) Daily Assets Treasury Fund commenced operations on July 1, 1992 and Daily Assets Cash Fund commenced operations on and October 1, 1996. The Funds' initial share class was renamed Institutional Service Shares on November 15, 1997.
(2)    Annualized.
(3) During each period, various fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements for the Fund and its respective Portfolio.

3.     INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVE

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of Daily Assets TaxSaver Fund is to provide high current income which is exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

THERE CAN BE NO ASSURANCE THAT ANY FUND OR PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE OR MAINTAIN A STABLE NET ASSET VALUE.

Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, which has the same investment objective. In addition, all investment policies of each Fund and its corresponding Portfolio are substantially identical. Therefore, although the following in part discusses the investment policies of the Portfolios (and the responsibilities of Core Trust's board of trustees (the "Core Trust Board")), it applies equally to the Funds (and the Trust's board of trustees (the "Board")).

INVESTMENT POLICIES

Each Portfolio invests only in high quality, short-term money market instruments that are determined by its investment adviser, pursuant to procedures adopted by the Core Trust Board, to be eligible for purchase and to present minimal credit risks. High quality instruments include those that (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (ii) are otherwise unrated and determined by the investment adviser to be of comparable quality. A description of the rating categories of certain NRSROs, such as Standard & Poor's and Moody's Investors Service, Inc., is contained in the SAI

Each Portfolio invests only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated under Rule 2a-7 under the 1940 Act) and maintains a dollar-weighted average portfolio maturity of 90 days or less. Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, each Portfolio will not invest more than 5% of its total assets in the securities of any one issuer. As used herein, "U.S. Government Securities" means obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities and "Treasury Securities" means U.S. Treasury bills and notes and other U.S. Government Securities which are guaranteed as to principal and interest by the U.S. Treasury.

In the case of municipal securities, when the assets and revenues of an issuing agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity, the entity will be deemed to be the sole issuer of the security. Similarly, in the case of a security issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that is backed only by the assets and revenues of the non-governmental user, the non-governmental user will be deemed to be the sole issuer of the security.

A Fund's yield will tend to fluctuate inversely with prevailing market interest rates. For instance, in periods of falling market interest rates, yields will tend to be somewhat higher than those rates. Although each Portfolio only invests in high quality money market instruments, an investment in a Portfolio is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities and municipal securities, can change in value when there is a change in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations. The achievement of a Portfolio's investment objective is dependent in part on the continuing ability of the issuers of the securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due.

DAILY ASSETS TREASURY FUND

Treasury Portfolio seeks to attain its investment objective by investing primarily in Treasury Securities. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in Treasury Securities. The Portfolio may also invest in other

U.S. Government Securities. The Portfolio invests with a view toward providing income that is generally considered exempt from state and local income taxes. The Portfolio will purchase a U.S. Government Security that is not backed by the full faith and credit of the U.S. Government only if that security has a remaining maturity of thirteen months or less.

Among the U.S. Government Securities in which the Portfolio may invest are obligations of the Farm Credit System, Farm Credit System Financial Assistance Corporation, Federal Financing Bank, Federal Home Loan Banks, General Services Administration, Student Loan Marketing Association, and Tennessee Valley Authority. Income on these obligations and the obligations of certain other agencies and instrumentalities is generally not subject to state and local income taxes by Federal law. In addition, the income received by Fund shareholders that is attributable to these investments will also be exempt in most states from state and local income taxes. Shareholders should determine through consultation with their own tax advisers whether and to what extent dividends payable by the Fund from interest received with respect to its investments will be considered to be exempt from state and local income taxes in the shareholder's state. Shareholders similarly should determine whether the capital gain and other income, if any, payable by the Fund will be subject to state and local income taxes in the shareholder's state. See "Distributions and Tax Matters."

The U.S. Government Securities in which the Portfolio may invest include securities supported primarily or solely by the creditworthiness of the issuer. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

DAILY ASSETS TREASURY FUND II

Treasury Cash Portfolio seeks to attain its investment objective by investing primarily in Treasury Securities and in repurchase agreements backed by Treasury Securities.

DAILY ASSETS GOVERNMENT FUND

Government Cash Portfolio seeks to attain its investment objective by investing primarily in U.S. Government Securities and in repurchase agreements backed by U.S. Government Securities. The U.S. Government Securities in which the Portfolio may invest include Treasury Securities and securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, Federal Home Loan Banks and Student Loan Marketing Association. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

DAILY ASSETS CASH FUND

Cash Portfolio seeks to attain its investment objective by investing in a broad spectrum of money market instruments. The Portfolio may invest in
(i) obligations of domestic financial institutions, (ii) U.S. Government Securities (see "Investment Objectives and Policies - Daily Assets Government Cash Fund") and (iii) corporate debt obligations of domestic issuers.

Financial institution obligations include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of banks (including savings banks and savings associations) and their foreign branches. The Portfolio limits its investments in bank obligations to banks which at the time of investment have total assets in excess of one billion dollars. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bank notes are debt obligations of a bank. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which could reduce the Portfolio's yield.

Corporate debt obligations include commercial paper (short-term promissory notes) issued by companies to finance their, or their affiliates', current obligations. The Portfolio may also invest in commercial paper or other corporate securities issued in "private placements" that are restricted as to disposition under the Federal securities laws ("restricted securities"). Any sale of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption therefrom. Some of these restricted securities, however, are eligible for resale to institutional investors, and accordingly, a liquid market may exist for them. Pursuant to guidelines adopted by the Core Trust Board, the investment adviser will determine whether each such investment is liquid.

DAILY ASSETS TAXSAVER FUND

Municipal Cash Portfolio seeks to attain its investment objective by investing primarily in municipal securities. During periods of normal market condition the Portfolio will have at least 80% of its net assets invested in federally tax-exempt municipal securities.

The Portfolio may from time to time invest more than 25% of its assets in obligations of issuers located in one state but, under normal circumstances, will not invest more than 35% of its assets in obligations of issuers located in one state. If the Portfolio concentrates its investments in this manner, it will be more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the particular state and its political subdivisions.

MUNICIPAL BONDS. Municipal bonds are long term fixed-income securities that generally are classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by a municipality's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Municipal bonds may also be "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve fund that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer.

The Portfolio may invest in industrial development bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the municipality. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Portfolio will acquire these securities only if the interest payments on the security are exempt from federal income taxation (other than the AMT).

MUNICIPAL NOTES AND LEASES. Municipal notes, which may be either "general obligation" or "revenue" securities, are short-term fixed income securities that generally are intended to fulfill short-term capital needs of a municipality. Municipal Leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Municipal leases frequently have special risks not normally associated with other municipal securities. Lease and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Generally, the Portfolio will invest in municipal lease obligations through certificates of participation.

PARTICIPATION INTERESTS. The Portfolio may purchase participation interests in municipal securities that are owned by banks or other financial institutions. Participation interests usually carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender them back to the bank or other institution. The Portfolio will acquire these securities only if the interest payments on the security are exempt from federal income taxation (other than the AMT).

THE SHORT-TERM MUNICIPAL SECURITIES MARKET. Yields on municipal securities are dependent on a variety of factors, including the general conditions of the municipal security markets and the fixed income markets in general, the size of a particular offering, the maturity of the obligation and the rating of the issue.

Although the Portfolio invests primarily in municipal securities, it is anticipated that a substantial amount of the securities held by the Portfolio will be supported by credit and liquidity enhancements, such as letters of credit (which are not covered by federal deposit insurance) or put or demand features, of third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Portfolio will be dependent in part upon the credit quality of the banks supporting the Portfolio's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. These risks include a sustained increase in interest rates, which can adversely affect the availability and cost of a bank's lending activities; exposure to credit losses during times of economic decline; concentration of loan portfolios in certain industries; regulatory developments; and competition among financial institutions. Brokerage firms and insurance companies also provide certain liquidity and credit support. The Portfolio's policy is to purchase municipal securities with third party credit or liquidity support only after the investment adviser has considered the creditworthiness of the financial institution providing the support and believes that the security presents minimal credit risk.

The Portfolio may purchase long term municipal securities with various maturity shortening provisions. For instance, variable rate demand notes ("VRDN") are municipal bonds with maturities of up to 40 years that are sold with a demand feature (an option for the holder of the security to sell the security back to the issuer) which may be exercised by the security holder at predetermined intervals, usually daily or weekly. The interest rate on the security is typically reset by a remarketing or similar agent at prevailing interest rates. VRDNs may be issued directly by the municipal issuer or created by a bank, broker-dealer or other financial institution by selling a previously issued long-term bond with a demand feature attached. Similarly, tender option bonds (also referred to as certificates of participation) are municipal securities with relatively long original maturities and fixed rates of interest that are coupled with an agreement of a third party financial institution under which the third party grants the security holders the option to tender the securities to the institution and receive the face value thereof. The option may be exercised at periodic intervals, usually six months to a year. As consideration for providing the option, the financial institution receives a fee equal to the difference between the underlying municipal security's fixed rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of the interest rate determination. These bonds effectively provide the holder with a demand obligation that bears interest at the prevailing short-term municipal securities interest rate.

The Portfolio also may acquire "puts" on municipal securities it purchases. A put gives the Portfolio the right to sell the municipal security at a specified price at any time before a specified date. The Portfolio will acquire puts only to enhance liquidity, shorten the maturity of the related municipal security or permit the Portfolio to invest its funds at more favorable rates. Generally, the Portfolio will buy a municipal security that is accompanied by a put only if the put is available at no extra cost. In some cases, however, the Portfolio may pay an extra amount to acquire a put, either in connection with the purchase of the related municipal security or separately from the purchase of the security.

The Portfolio may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "stand-by commitment," and the aggregate price which the Portfolio pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Portfolio acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

TAXABLE INVESTMENTS. Although the Portfolio will attempt to invest 100% of its assets in municipal securities, the Portfolio may invest up to 20% of the value of its net assets in cash and cash equivalents the interest income on which is subject to federal income taxation. In addition, when business or financial conditions warrant or when an adequate supply of appropriate municipal securities is not available, the Portfolio may assume a temporary defensive position and invest without limit in any of the instruments in which Cash Portfolio (the Portfolio in which Daily Assets Cash Fund invests) invests.

ADDITIONAL INVESTMENT POLICIES

Each Fund's and each Portfolio's investment objective and certain investment limitations, as described in the SAI, are fundamental and therefore, may not be changed without approval of the holders of a majority of the Fund's or Portfolio's, as applicable, outstanding voting securities (as defined in the 1940 Act). Except as otherwise indicated herein or in the SAI, investment policies of a Fund or a Portfolio may be changed by the applicable board of trustees without shareholder approval. Each Portfolio may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but not in excess of 33 1/3% of the value of the Portfolio's total assets. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets. Each Portfolio is permitted to hold cash in any amount pending investment in securities and may invest in other investment companies that intend to comply with Rule 2a-7 and have substantially similar investment objectives and policies. A further description of the Funds' and the Portfolios' investment policies is contained in the SAI.

REPURCHASE AGREEMENTS. Each Portfolio may seek additional income or liquidity by entering into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. Core Trust holds the underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements involve certain credit risks not associated with direct investment in securities. Each Portfolio, however, intends to enter into repurchase agreements only with sellers which its investment adviser believes present minimal credit risks in accordance with guidelines established by the Core Trust Board. In the event that a seller defaulted on its repurchase obligation, however, a Portfolio might suffer a loss.

LIQUIDITY. To ensure adequate liquidity, each Portfolio may not invest more than 10% of its net assets in illiquid securities, including, repurchase agreements not entitling the Portfolio to payment of principal within seven days. There may not be an active secondary market for securities held by a Portfolio. The value of securities that have a limited market tend to fluctuate more than those that have an active market. Each Portfolio's investment adviser monitors the liquidity of the Portfolio's investments.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. In order to assure itself of being able to obtain securities at prices which it believes might not be available at a future time, each Portfolio's investment adviser may purchase securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price or yield is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Securities so purchased are subject to market price fluctuation and no interest on the securities accrues to a Portfolio until delivery and payment take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Commitments for when-issued or delayed delivery transactions will be entered into only when a Portfolio has the intention of actually acquiring the securities, but the Portfolio may sell the securities before the settlement date if deemed advisable. Failure by the other party to deliver a security purchased by a Portfolio may result in a loss or missed opportunity to make an alternative investment. As a result of entering into forward commitments, the Funds are exposed to greater potential fluctuations in the value of their assets and net asset values per share.

VARIABLE AND FLOATING RATE SECURITIES. The securities in which each Portfolio invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on these securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Those securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

No Portfolio may purchase a variable or floating rate security whose interest rate is adjusted based on a long-term interest rate or index, on more than one interest rate or index, or on an interest rate or index that materially lags behind short-term market rates (these prohibited securities are often referred to as "derivative" securities). All variable and floating rate securities purchased by a Portfolio will have an interest rate that is adjusted based on a single short-term rate or index, such as the Prime Rate.

ZERO-COUPON SECURITIES. Each Portfolio may invest in zero-coupon securities such as Treasury bills and separately traded principal and interest components of Treasury Securities issued or guaranteed under the U.S. Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program.). These securities are sold at original issue discount and pay no interest to holders prior to maturity. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Portfolios may invest.

FINANCIAL INSTITUTION GUIDELINES. Treasury Cash Portfolio and Government Cash Portfolio invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators. These Portfolios do not intend to hold in their portfolio any securities or instruments that would be subject to restriction as to amount held by a national bank under Title 12, Section 24 (Seventh) of the United States Code. In addition, these Portfolios limit their investments to those permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act and the applicable rules and regulations of the National Credit Union Administration. Government Cash Portfolio limits its investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage and to investments that permit Fund shares to qualify as liquid assets and as short-term liquid assets.

4.     MANAGEMENT

The business of the Trust is managed under the direction of the Board and the business of Core Trust is managed under the direction the Core Trust Board. The Board formulates the general policies of the Funds and meets periodically to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Funds and the Trust. The Core Trust Board performs similar functions for the Portfolios and Core Trust. The SAI contains general background information about the trustees and officers of the Trust and Core Trust.

ADMINISTRATION AND DISTRIBUTION

Subject to the supervision of the Board, FAS supervises the overall management of the Trust, including overseeing the Trust's receipt of services, advising the Trust and the Trustees on matters concerning the Trust and its affairs, and providing the Trust with general office facilities and certain persons to serve as officers. For these services and facilities, FAS receives a fee at an annual rate of 0.05% of the daily net assets of each Fund. FAS also serves as administrator of the Portfolios and provides administrative services for each Portfolio that are similar to those provided to the Funds. For its administrative services to the Portfolios, FAS receives a fee at an annual rate of 0.05% of the average daily net assets of each Portfolio. Forum Accounting Services, LLC ("Forum Accounting") performs portfolio accounting services for the Funds and Portfolios pursuant to an agreement with the Trust and is paid a separate fee for these services.

FFSI acts as the agent of the Trust in connection with the offering of shares of the Funds but receives no compensation for these services. FFSI is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FAS, FFSI, Forum Advisors, Forum Accounting and the Transfer Agent are members of the Forum Financial Group of companies and together provide a full range of services to the investment company and financial services industry. As of the date of this Prospectus, each of these companies was controlled by John Y. Keffer, President and Chairman of the Trust and FAS and FFSI provided administration services to registered investment companies with assets of approximately $30 billion.

INVESTMENT ADVISERS

Subject to the general supervision of the Core Trust Board, Forum Advisors makes investment decisions for Treasury Portfolio and Municipal Cash Portfolio and monitors those Portfolio's investments and Linden makes investment decisions for Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio and monitors those Portfolios' investments. Forum Advisors, which is located at Two Portland Square, Portland, Maine 04101, provides investment advisory services to four other mutual funds. Linden, which is located at 812 N. Linden Drive, Beverly Hills, California 90210, is controlled by Anthony R. Fischer, Jr., who is its sole stockholder, director, and officer. Forum Advisors and Linden act also as investment advisers to the Portfolios that they do not manage on a daily basis and from time to time may provide each other with assistance regarding the other's advisory responsibilities. These services may include management of part of or all of the Portfolios' investment portfolios.

For its services, Forum Advisors receives an advisory fee at an annual rate of 0.05% of Treasury Portfolio's and Municipal Cash Portfolio's average daily net assets. For its services, Linden receives from each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio an advisory fee based upon the total average daily net assets of those Portfolios ("Total Portfolio

Assets"). Linden's fee is calculated at an annual rate on a cumulative basis as follows: 0.06% of the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets, and 0.03% of the remaining Total Portfolio Assets. A Fund's expenses include the Fund's pro rata portion of the advisory fee paid by the corresponding Portfolio. To the extent Forum Advisors or Linden has delegated its responsibilities to the other, Forum Advisors or Linden pays its advisory fee accrued for such period of time to the other. Currently, it is anticipated that Forum Advisors and Linden will delegate responsibility for portfolio management to the other investment adviser infrequently.

SHAREHOLDER SERVICING

TRANSFER AND DIVIDEND DISBURSING AGENT. Shareholder inquiries and communications concerning the Funds may be directed to the Transfer Agent at the address and telephone numbers on the first page of this Prospectus. The Transfer Agent maintains an account for each shareholder of the Funds (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions. The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be its affiliates, who agree to comply with the terms of the Transfer Agent's agreement with the Trust. The Transfer Agent may pay those agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust. For its services, the Transfer Agent is paid a transfer agent fee at an annual rate of 0.20% of the average daily net assets of each Fund attributable to Institutional Service Shares plus $12,000 per year for each Fund and certain account and additional class charges and is reimbursed for certain expenses incurred on behalf of the Funds.

SHAREHOLDER SERVICE AGENTS. The Trust has adopted a shareholder service plan ("Shareholder Service Plan") which provides that, as compensation for FAS's service activities with respect to the Institutional Service Shares, the Trust shall pay FAS a fee at an annual rate of 0.15% of the average daily net assets attributable to Investor Shares. FAS is authorized to enter into shareholder servicing agreements pursuant to which a shareholder servicing agent, on behalf of its customers, performs certain shareholder services not otherwise provided by the Transfer Agent. As compensation for its services, the shareholder servicing agent is paid a fee by FAS of up to 0.15% of the average daily net assets of Investor Shares owned by investors for which the shareholder service agent maintains a servicing relationship. Certain shareholder servicing agents may be subtransfer or processing agents.

Among the services provided by shareholder servicing agents are answering customer inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting shareholders in arranging for processing purchase, exchange and redemption transactions; arranging for the wiring of funds; guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; integrating periodic statements with other customer transactions; and providing such other related services as the shareholder may request.

EXPENSES OF THE FUNDS

Each Fund's expenses comprise Trust expenses attributable to the Fund, which are charged to the Fund, and expenses not attributable to a particular fund of the Trust, which are allocated among the Fund and all other funds of the Trust in proportion to their average net assets. Each service provider in its sole discretion may elect to waive (or continue to waive) all or any portion of its fees, which are accrued daily and paid monthly, and may reimburse a Fund for certain expenses. Any such waivers or reimbursements would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

Each Fund's expenses include the service fees described in this Prospectus, the fees and expenses of the Board, applicable insurance and bonding expenses and state and SEC registration fees. Each Fund bears its pro rata portion of the expenses of the portfolio in which it invests along with all other investors in the Portfolio.

5.  PURCHASES AND REDEMPTIONS OF SHARES

GENERAL INFORMATION

All transactions in Fund shares are effected through the Transfer Agent, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege, upon appropriate notice to shareholders, and may charge a fee for certain shareholder services, although no such fees are currently contemplated.

PURCHASES. Fund shares are sold at a price equal to their net asset value next-determined after acceptance of an order, on each Fund Business Day. Fund shares are issued immediately after an order for the shares in proper form, accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"), is accepted by the Transfer Agent. Daily Assets Treasury Fund's and Daily Assets TaxSaver Fund's net asset value is calculated at 12:00 p.m., Eastern Time, and each other Fund's net asset value is calculated at 2:00 p.m., Eastern Time.

Fund shares become entitled to receive distributions on the day the purchase order is accepted if the order and payment are received by the Transfer Agent as follows:



                                                 Order Must be Received by     Payment Must be Received by
                                                 -------------------------     ---------------------------

    Daily Assets Treasury Fund and
    Daily Assets TaxSaver Fund                   12:00 p.m., Eastern time        [5:00] p.m., Eastern time
    All other Funds                              2:00 p.m., Eastern time         [5:00] p.m., Eastern time



If a purchase order is transmitted to the Transfer Agent (or the wire is received) after the times listed above, the investor will not receive a distribution on that day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets TaxSaver Fund) closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire purchase orders and the cut-off times in the above table.

Each Fund reserves the right to reject any subscription for the purchase of Fund shares. Stock certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

REDEMPTIONS. Fund shares may be redeemed without charge at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of the next determination of the Fund's net asset value following acceptance by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). Shares redeemed are not entitled to receive distributions declared on or after the day on which the redemption becomes effective.

For wire redemption orders received after 12:00 p.m., Eastern time, in the case of Daily Assets Treasury Fund and Daily Assets TaxSaver Fund, and after 2:00 p.m., Eastern Time, in the case of each other Fund, the Transfer Agent will wire proceeds the next Fund Business Day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets TaxSaver Fund) closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire redemption orders.

Normally, redemption proceeds are paid immediately, but in no event later than seven days, following acceptance of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used to purchase the shares has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed for more than seven days after the tender of the Shares to the Fund except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund.

The Trust employs reasonable procedures to ensure that telephone orders are genuine (which include recording certain transactions and the use of shareholder security codes). If the Trust did not employ such procedures, it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach the Transfer Agent by telephone, requests may be mailed or hand-delivered to the Transfer Agent.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $5,000.

PURCHASE AND REDEMPTION PROCEDURES

Investors may open an account by completing the application at the back of this Prospectus or by contacting the Transfer Agent [at the address on the first page of this Prospectus.] For those shareholder services not referenced on the account application and to change information regarding a shareholder's account (such as addresses), investors should request an Optional Services Form from the Transfer Agent.

INITIAL PURCHASE OF SHARES

There is a $100,000 minimum for total initial investments through of by any financial institution in each Fund.

BY MAIL. Investors may send a check made payable to the Trust along with a completed account application to the Transfer Agent. Checks are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on some non-member banks may take longer.

BY BANK WIRE. To make an initial investment in a Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:

    BankBoston
    Boston, Massachusetts
    ABA# 011000390
    For Credit To: Forum Financial Corp.
    Account #: 541-54171
         Re: [Name of Fund] - Institutional Service Shares
         Account #:
                   ----------------------------------
         Account Name:
                      -------------------------------

The investor should then promptly complete and mail the account application. Any investor planning to wire funds should instruct a bank early in the day so the wire transfer can be accomplished the same day. There may be a charge imposed by the bank for transmitting payment by wire, and there also may be a charge for the use of Federal Funds.

THROUGH FINANCIAL INSTITUTIONS. Shares may be purchased and redeemed through certain broker-dealers, banks or other financial institutions ("Processing Organizations"), including affiliates of the Transfer Agent. Processing Organizations may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund. The Trust is not responsible for the failure of any Processing Organization to promptly forward these requests.

Investors who purchase or redeem shares in this manner will be subject to the procedures of their Processing Organization, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. These investors should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. Investors who purchase Fund shares through a Processing Organization may or may not be the shareholder of record and, subject to their institution's and the Fund's procedures, may have Fund shares transferred into their name. Certain Processing Organizations may enter purchase orders with payment to follow.

The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the Processing Organization and its customers.

SUBSEQUENT PURCHASES OF SHARES

Subsequent purchases may be made by mailing a check, by sending a bank wire or through a financial institution as indicated above. Shareholders using the wire system for purchase should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

REDEMPTION OF SHARES

Shareholders who wish to redeem shares by telephone or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several days after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

BY MAIL. Shareholders may make a redemption in any amount by sending a written request to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for redemption must be signed by the shareholder with signature guaranteed and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed.

BY TELEPHONE. A shareholder who has elected telephone redemption privileges may make a telephone redemption request by calling the Transfer Agent at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

BY BANK WIRE. For redemptions of more than $5,000, a shareholder who has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by Federal Funds wire to a bank account designated on the shareholder's account application. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day the redemption request in proper form is received by the Transfer Agent.

OTHER REDEMPTION MATTERS. A signature guarantee is required for any written redemption request and for any endorsement on a stock certificate. A signature guarantee also is required for instructions to change a shareholder's record name or address, designated bank account for wire redemptions or automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.


The Transfer Agent will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned for six months, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.


EXCHANGES

Shareholders may exchange their shares for Institutional Service Shares of any other Fund. Exchanges are subject to the fees charged by, and the restrictions listed in the prospectus for, the fund into which a shareholder is exchanging, including minimum investment requirements. The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make, but each Fund reserves the right to limit excessive exchanges by any shareholder. See "Additional Purchase and Redemption Information" in the SAI.

Exchanges may only be made between accounts registered in the same name. A completed account application must be submitted to open a new account in a Fund through an exchange if the shareholder requests any shareholder privilege not associated with the new account. Shareholders may only exchange into a fund if that fund's shares may legally be sold in the shareholder's state of residence.

The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Accordingly, a shareholder may realize a capital gain or loss with respect to the shares redeemed. Redemptions and purchases are effected at the respective net asset values of the two funds as next determined following receipt of proper instructions and all necessary supporting documents by the fund whose shares are being exchanged. The exchange privilege may be modified materially or terminated by the Trust at any time upon 60 days' notice to shareholders.

BY MAIL. Exchanges may be accomplished by written instruction to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guarantee is not required) and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed.

BY TELEPHONE. Exchanges may be accomplished by telephone by any shareholder who has elected telephone exchange privileges by calling the Transfer Agent at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.

6.  DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

Distributions of each Fund's net investment income are declared daily and paid monthly following the close of the last Fund Business Day of the month. Net capital gain realized by a Fund, if any, will be distributed annually. Shareholders may choose to have all distributions reinvested in additional shares of the Fund or received in cash. [In addition, shareholders may have distributions of net capital gain reinvested in additional shares of the Fund and distributions of net investment income paid in cash.] All distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund.

All distributions will be reinvested at the Fund's net asset value as of the payment date of the dividend. All distributions are reinvested unless another option is selected. All distributions not reinvested will be paid to the shareholder in cash and may be paid more than seven days following the date on which distribution would otherwise be reinvested.

TAXES

TAX STATUS OF THE FUNDS. Each Fund intends to qualify or continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. Accordingly, each Fund will not be liable for Federal income taxes on the net investment income and capital gain distributed to its shareholders. Because each Fund intends to distribute all of its net investment income and net capital gain each year, the Funds should also avoid Federal excise taxes.

Distributions paid by each Fund out of its net investment income (including realized net short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gain, if any, realized by a Fund are taxable to shareholders as long-term capital gain, regardless of the length of time the Fund shares were held by the shareholder at the time of distribution.

THE PORTFOLIOS. The Portfolios are not required to pay Federal income taxes on their net investment income and capital gain, as they are treated as partnerships for Federal income tax purposes. All interest, dividends and gains and losses of a Portfolio are deemed to have been "passed through" to the respective Fund in proportion to the Fund's holdings of the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

DAILY ASSETS TAXSAVER FUND. Distributions paid by Daily Assets TaxSaver Fund out of federally tax-exempt interest income earned by the Fund ("exempt-interest dividends") generally will not be subject to federal income tax in the hands of the Fund's shareholders. Substantially all of the distributions paid by the Fund are anticipated to be exempt-interest dividends. Persons who are "substantial users" or "related persons" thereof of facilities financed by private activity securities held by the Fund, however, may be subject to federal income tax on their pro rata share of the interest income from those securities and should consult their tax advisers before purchasing Shares. Exempt-interest dividends are included in the "adjusted current earnings" of corporations for AMT purposes.

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund generally is not deductible for federal income tax purposes. Under rules for determining when borrowed funds are used for purchasing or carrying particular assets, Shares of the Fund may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the Shares.

The income from the Portfolio's investments may be subject to the federal alternative minimum tax ("AMT"). Under current federal tax law, interest on certain municipal securities issued after August 7, 1986 to finance "private activities" ("private activity securities") is a "tax preference item" for purposes of the AMT applicable to certain individuals and corporations even though such interest will continue to be fully tax-exempt for regular federal income tax purposes. The Portfolio may purchase private activity securities, the interest on which may constitute a "tax preference item" for purposes of the AMT.

STATE AND LOCAL TAXES. Daily Assets Treasury Fund's investment policies are structured to provide shareholders, to the extent permissible by Federal and state law, with income that is exempt or excluded from income taxation at the state and local level. Many states (by statute, judicial decision or administrative action) do not tax dividends from a regulated investment company that are attributable to interest on obligations of the U.S. Treasury and certain U.S. Government agencies and instrumentalities if the interest on those obligations would not be taxable to a shareholder that held the obligation directly. As a result, substantially all distributions paid by this Fund to shareholders residing in certain states will be exempt or excluded from state income taxes. A portion of the distributions paid by Daily Assets Treasury Fund II, Daily Assets Government Fund and Daily Assets Cash Fund to shareholders may be exempt or excluded from state income taxes, but these Funds are not managed to provide any specific amount of state tax-free income to shareholders.

The exemption for federal income tax purposes of distributions derived from interest on municipal securities does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. Shareholders of Daily Assets TaxSaver Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions.

Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes to investments in a Fund which may differ from the federal income tax consequences described above.

GENERAL. Each Fund may be required by Federal law to withhold 31% of reportable payments (which may include taxable distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to a Fund is correct and that the shareholder is not subject to backup withholding.

The Funds must include a portion of the original issue discount of zero-coupon securities as income even though these securities do not pay any interest until maturity. Because each Fund distributes all of its net investment income, a Fund may have to sell portfolio securities to distribute imputed income, which may occur at a time when the investment adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Shortly after the close of each year, a statement is sent to each shareholder of the Funds advising the shareholder of the portions of total distributions paid to the shareholder that is derived from each type of obligation in which a Fund has invested , that is derived from the obligations of issuers in the various states and the portion of the Fund's distributions that is exempt from federal income taxes. These portions are determined for the entire year and on a monthly basis and, thus, are an annual or monthly average, rather than a day-by-day determination for each shareholder.

Reports containing appropriate information with respect to the Federal income tax status of distributions paid during the year by the Funds will be mailed to shareholders shortly after the close of each year.

The foregoing is only a summary of some of the important Federal and state tax considerations generally affecting the Funds and their shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisors.

7.  OTHER INFORMATION

PERFORMANCE INFORMATION

Institutional Service Shares' performance may be advertised. All performance information is based on historical results, is not intended to indicate future performance and, unless otherwise indicated, is net of all expenses. The Funds may advertise yield, which shows the rate of income a Fund has earned on its investments as a percentage of the Fund's share price. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments for a specified period (net of expenses), divides it by the average number of shares entitled to receive distributions, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the period. A Fund's compounded annualized yield assumes the reinvestment of distributions paid by the Fund, and, therefore will be somewhat higher than the annualized yield for the same period. A Fund may also quote tax-equivalent yields, which show the taxable yields a shareholder would have to earn to equal the Fund's tax-free yield, after taxes. A tax-equivalent yield is calculated by dividing the Fund's tax-free yield by one minus a stated federal, state or combined federal and state tax rate. Each class' performance will vary.

The Funds' advertisements may also reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC Financial Data, Inc. In addition, the performance of the Funds may be compared to recognized indices of market performance. The comparative material found in a Fund's advertisements, sales literature, or reports to shareholders may contain performance rankings. This material is not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and permit a bank or bank affiliate to serve as a Processing Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought.

DETERMINATION OF NET ASSET VALUE

The Trust determines the net asset value per share of Daily Assets Treasury Fund as of 12:00 p.m., Eastern Time, and of each other Fund as of 2:00 p.m., Eastern Time, on each Fund Business Day by dividing the value of the Fund's net assets (the value of its interest in the Portfolio and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. In order to more easily maintain a stable net asset value per share, each Portfolio's portfolio securities are valued at their amortized cost (acquisition cost adjusted for amortization of premium or accretion of discount) in accordance with Rule 2a-7. The Portfolios will only value their portfolio securities using this method if the Core Trust Board believes that it fairly reflects the market-based net asset value per share. The Portfolios' other assets, if any, are valued at fair value by or under the direction of the Core Trust Board.

THE TRUST AND ITS SHARES

The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc., which was incorporated in 19__.
The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. There are currently sixteen series of the Trust.

Each share of each fund of the Trust and each class of shares has equal distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

From time to time certain shareholders may own a large percentage of shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of any shareholder vote. As of the date hereof, due to initial investment in Daily Assets Treasury Fund II, Daily Assets Government Fund and Daily Assets TaxSaver Fund, prior to the public offering of Shares FAS may be deemed to control those Funds.

FUND STRUCTURE

OTHER CLASSES OF SHARES. In addition to Institutional Service Shares, each Fund may create and issue shares of other classes of securities. Each Fund currently has two other classes of shares authorized, Institutional Shares and Investor Shares. Institutional Shares have an investment minimum of $10,000,000. Investor Shares are offered to the general public, have a $10,000 minimum investment and bear shareholder service and distribution fees. Institutional Shares incur less expenses and Investor Shares incur more expenses than Institutional Service Shares. Except for certain differences, each share of each class represents an undivided, proportionate interest in a Fund. Each share of each Fund is entitled to participate equally in distributions and the proceeds of any liquidation of that Fund except that, due to the differing expenses borne by the various classes, the amount of distributions will differ among the classes.

CORE TRUST STRUCTURE. Each Fund invests all of its assets in its corresponding Portfolio of Core Trust, a business trust organized under the laws of the State of Delaware in September 1994 and registered under the 1940 Act as an open-end, management investment company. Accordingly, a Portfolio directly acquires its own securities and its corresponding Fund acquires an indirect interest in those securities. The assets of each Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Core Trust. Upon liquidation of a Portfolio, investors in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

THE PORTFOLIOS. A Fund's investment in a Portfolio is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, Daily Assets Treasury Fund and Daily Assets TaxSaver Fund are the only investors (other than FAS or its affiliates) that have invested in Treasury Portfolio and Municipal Cash Portfolio, respectively. Each of the other Portfolios has another investor besides the Funds (and FAS and its affiliates). All investors in a Portfolio invest on the same terms and conditions as the Funds and will pay a proportionate share of the Portfolio's expenses. The Portfolios normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio is entitled to vote in proportion to the relative value of its interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, a Fund will solicit proxies from shareholders of the Fund and will vote its interest in a Portfolio in proportion to the votes cast by its shareholders. There can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in the Portfolio.

CONSIDERATIONS OF INVESTING IN A PORTFOLIO. A Fund's investment in a Portfolio may be affected by the actions of other large investors in the Portfolio, if any. If a large investor other than a Fund redeemed its interest in a Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. A Fund may withdraw its entire investment from a Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if other investors in the Portfolio, by a vote of shareholders, changed the investment objective or policies of the Portfolio in a manner not acceptable to the Board or not permissible by the Fund. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. If the Fund decided to convert those securities to cash, it usually would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the investment adviser to the Portfolio or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit the Portfolio's investment adviser to manage the Fund's assets, could have a significant impact on shareholders of the Fund.

ADDITIONAL INFORMATION. Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information on any other class of shares of the Funds or concerning any other investment companies that invest in a Portfolio, investors may contact FFSI at 207-879-1900. If an investor invests through a financial institution, the investor may also contact their financial institution to obtain information about the other classes or any other investment company investing in a Portfolio.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

FORUM FUNDS

S&P 500 INDEX FUND
INVESTORS EQUITY FUND
SMALL CAP FUND
INTERNATIONAL EQUITY FUND
EMERGING MARKETS FUND
                                                         PRELIMINARY PROSPECTUS
                                                         - SUBJECT TO COMPLETION

-------------------------------------------------------------------------------
ACCOUNT INFORMATION AND
SHAREHOLDER SERVICING:

    Forum Financial Corp.
    P.O. Box 446
    Portland, Maine 04112
    (207) 879-0001
    (800) 94FORUM
-------------------------------------------------------------------------------

This Prospectus offers shares of the S&P 500 Index Fund, Investors Equity Fund, Small Cap Fund, International Equity Fund and Emerging Markets Fund (each a "Fund" and collectively the "Funds"), separately-managed, diversified portfolios of Forum Funds (the "Trust"), a registered open-end management investment company. S&P 500 Index Fund, Small Cap Fund, International Equity Fund and Emerging Markets Fund each seek to achieve its investment objective by investing all of its investable assets in a separate portfolio of another registered, open-end, management investment company with the same investment objective. Accordingly, each Fund's investment experience will correspond directly with the portfolio's investment experience. See "Other Information -- Core & Gateway Structure." Investors Equity Fund seeks to achieve its investment objective by investing directly in portfolio securities.

    S&P 500 INDEX FUND is designed to duplicate the return of the Standard & Poor's 500 Composite Stock Index (the "Index") with minimum tracking error, while also minimizing transaction costs. Under normal circumstances, the portfolio will hold stocks representing 100 percent or more of the capitalization-weighted market values of the Index.

    INVESTORS EQUITY FUND seeks to provide capital appreciation by investing primarily in a portfolio of common stock of companies domiciled in the United States. The Fund intends to maintain a portfolio that is broadly diversified across investment sectors.

    SMALL CAP FUND seeks to provide capital appreciation by investing primarily in equity securities of companies domiciled in the United States that have market capitalizations of $1.5 billion or less. It is intended for long-term investors seeking to diversify their growth investments who are willing to accept the risks associated with investments in smaller companies. Current income is incidental to the objective of capital appreciation.

    INTERNATIONAL EQUITY FUND seeks to provide shareholders with long-term capital appreciation through investment in securities markets outside the United States. Investments in foreign securities involve special risks in addition to the risks associated with investments in general and there can be no assurance that the Fund's objective will be achieved.

    EMERGING MARKETS FUND seeks to achieve long-term capital appreciation direct or indirect investment in equity and debt securities of issuers domiciled or doing business in emerging market countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe. It is designed for investors who seek the aggressive growth potential of emerging world markets and are willing to bear the special risks of investing in those markets.

Shares of the Funds are offered to investors at a price equal to the next determined net asset value plus a maximum sales charge of 4.0% of the total public offering price (4.17% of the amount invested).

This prospectus sets forth concisely the information a prospective investor should know before investing in a Fund. A Statement of Additional Information (the "SAI") dated November 15, 1997 and as supplemented from time to time containing additional information about the Funds has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and may be obtained by writing or calling the Funds' transfer agent at the address and telephone numbers printed above.

INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

FUND SHARES ARE NOT OBLIGATIONS, DEPOSITS, OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE SYSTEM, OR ANY FEDERAL AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


November 15, 1997

1.  PROSPECTUS SUMMARY

HIGHLIGHTS OF THE FUND

THE FUNDS

    Each of S&P 500 Index Fund, Small Cap Fund, International Equity Fund and Emerging Markets Fund seeks to achieve its investment objective by investing all of its investable assets in a separate series of another registered open-end management investment company. S&P 500 Index Fund invests in Index Portfolio, a separate series of Core Trust (Delaware) ("Core Trust") (a "Portfolio"), and Small Cap Fund, International Equity Fund and Emerging Markets Fund invest in Schroder U.S. Smaller Companies Portfolio, Schroder International Equity Portfolio and Schroder Emerging Markets Fund Institutional Portfolio, respectively, each a separate series of Schroder Capital Funds (Delaware) ("Schroder Core") (each a "Portfolio," collectively the "Schroder Portfolios" and collectively with Index Portfolio the "Portfolios"). Accordingly, the investment experience of each of these Funds will correspond directly with the investment experience of its corresponding Portfolio. See "Other Information - Fund Structure." Investors Equity Fund invests directly in portfolio securities.

INVESTMENT ADVISERS


    Forum Advisors, Inc. ("Forum Advisors") serves as the investment advisor to Investors Equity Fund. Forum Advisors is located at Two Portland Square, Portland, Maine 04101. Peoples Heritage Bank ("Peoples Heritage") serves as the investment subadviser to Investors Equity Fund. Peoples Heritage, which is located at One Portland Square, Portland, Maine 04101, is a subsidiary of Peoples Heritage Financial Group, a multi-bank and financial services holding company for Peoples Heritage and the Bank of New Hampshire. See "Management - Advisers and Portfolio Managers."

    Norwest Investment Management, Inc. ("Norwest") makes investment decisions for Index Portfolio. Norwest, which is located at Norwest Center, Sixth Street and Marquette, Minneapolis, Minnesota 55479, is an indirect subsidiary of Norwest Corporation, a multi-bank holding company that was incorporated under the laws of Delaware in 1929. Schroder Capital Management International Inc. ("SCMI") serves as the investment advisor of each Schroder Portfolio. SCMI's executive offices are located at 787 Seventh Avenue, New York, New York 10019. The investment advisory fees paid to SCMI by the Schroder Portfolios are borne indirectly by each of Small Cap Fund, International Equity Fund and Emerging Markets Fund. Likewise, the investment advisory fees paid to Norwest by Index Portfolio are borne indirectly by S&P 500 Index Fund. See "Management-- Advisers and Portfolio Managers."

FUND MANAGEMENT

    The administrator of the Funds is Forum Administrative Services, LLC ("FAS") and the distributor of their Shares is Forum Financial Services, Inc. Forum Financial Corp. (the "Transfer Agent"), Two Portland Square, Portland, Maine 04101, serves as the Funds' transfer agent, dividend disbursing agent and shareholder servicing agent. See "Management."

PURCHASES AND REDEMPTIONS


    Shares of each Fund are offered at the next-determined net asset value per share plus any applicable sales charge. Shares may be purchased or redeemed by mail, by bank-wire and through an investor's broker-dealer or other financial institution. The minimum initial investment is $5,000, ($2,500 for an Individual Retirement Account) and the minimum subsequent investment is $500. Shares may be redeemed without charge. See "Purchases and Redemption of Shares."

EXCHANGE PROGRAM


    Shareholders may exchange their Shares without charge for the shares of certain other funds of the Trust. See "Purchases and Redemptions of Shares - Exchanges."

DIVIDENDS AND DISTRIBUTIONS

    Dividends of net investment income are declared and paid annually and the Funds distribute any net realized long-term capital gain at least annually. With respect to each Fund, dividend and capital gain distributions are reinvested automatically in additional shares of the Fund at net asset value unless the shareholder has notified the Fund in his or her Account Application or otherwise in writing of the shareholder's election to receive dividends or distributions in cash. See "Dividends and Taxes."

CERTAIN INVESTMENT CONSIDERATIONS AND RISK FACTORS

    There can be no assurance that a Fund will achieve its investment objective and a Fund's net asset value and total return will fluctuate based upon changes in the value of the securities in which its respective Portfolio or, in the case of Investors Equity Fund, the Fund invests. The objective of Schroder International Equity Portfolio and Schroder Emerging Markets Fund Institutional Portfolio of investing in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers, including risks of foreign political and economic instability, adverse movements in exchange rates, and the imposition or tightening of limitations on the repatriation of capital. The policy of investing in small companies employed by Small Cap Fund also entails certain risks in addition to those normally associated with investments in equity securities of large capitalization companies. A single Fund is not a complete investment program. See "Additional Investment Policies and Risk Considerations."

    By investing solely in a Portfolio, the S&P 500 Index Fund, Small Cap Fund, International Equity Fund and Emerging Markets Fund may achieve certain efficiencies and economies of scale. Nonetheless, this investment also could have potential adverse effects on the Funds. Investors in any of these Funds should consider these risks, as described under "Other Information - Core & Gateway Structure."

EXPENSES OF INVESTING IN THE FUNDS

    The purpose of the following table is to assist investors in understanding the expenses that an investor in Shares of the Funds will bear directly or indirectly.



                                                          S&P 500   Investors      Small Cap     International   Emerging
                                                        Index Fund   Equity          Fund        Equity Fund      Markets
                                                                      Fund                                         Fund
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales charge imposed on purchases
(as a percentage of public offering price).............    4.0%       4.0%           4.0%           4.0%           4.0%
Exchange Fee...........................................    None       None           None           None           None
ANNUAL FUND OPERATING EXPENSES(2)
(as a percentage of average net assets after applicable
expense reimbursements and fee waivers)
Management Fees (after fee waivers)....................   0.15%      0.65%          0.57%          0.43%          0.92%
12b-1 Fees.............................................    None       None           None           None           None
Other Expenses (after expense reimbursements)..........   0.10%      0.45%          0.93%          0.82%          0.68%
Total Fund Operating Expenses..........................   0.25%      1.10%          1.50%          1.25%          1.60%




    (1) Certain shareholders may be eligible for reduced sales charges. See "Purchases and Redemptions of Shares - Reduced Sales Charges".

    (2) Absent expense reimbursements and fee waivers, Management Fees, Other Expenses and Total Operating Expenses, respectively, for each Fund would have
been: S&P 500 Index Fund: 0.15%,    % and    % Investors Equity Fund:    %,    %
and    %, Small Cap Fund: 0.60%,   % and    %, International Equity Fund: 0.45%,
1.05% and 1.85% and Emerging Markets Fund: 1.00%,    % and     %.  Management
Fees are the investment advisory fees of the Funds and for each Fund that invests in a Portfolio are the advisory fees incurred by the Portfolio; as long as a Fund's assets are invested in a Portfolio, a Fund pays no investment advisory fees directly. The amount of Other Expenses is an estimate for the Fund's first fiscal year of operations ending October 31, 1998, for Small Cap Fund, International Equity Fund and Emerging Markets Fund, May 31, 1998 for S&P Index Fund and March 31, 1998 for Investors Equity Fund. For a further description of the various expenses incurred in the operation of the Funds, see "Management." Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.

    The expenses for S&P 500 Index Fund, Small Cap Fund, International Equity Fund and Emerging Markets Fund will include each Fund's pro rata portion of all operating expenses of the Portfolio in which it invests, which will be borne indirectly by Fund shareholders. The Trust's Board of Trustees believes that the aggregate per share expenses of each Fund and Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in portfolio securities.

EXAMPLE

    Following is a hypothetical example that indicates the dollar amount of expenses that an investor in Shares would pay assuming a $1,000 investment in the Fund, a 5% annual return, the reinvestment of all dividends and other distributions and redemption at the end of each time period:

                                       1 Year    3 Years
S&P 50 Index Fund                        $__        $__
Investors Equity Fund                    $__        $__
Small Cap Fund                           $__        $__
International Equity Fund                $__        $__
Emerging Markets Fund                    $__        $__

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS, AND ACTUAL EXPENSES OR RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The example is based on the expenses listed in the table. The 5% annual return is not a prediction of the Funds' return; rather it is required by government regulation.

2. INVESTMENT OBJECTIVE AND POLICIES

    To achieve their investment objectives, the Funds invest primarily in common stocks and other equity securities. The domestic securities in which a Fund invests are generally listed on a securities exchange or included in the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market System but may be traded in the over-the-counter securities market. Each Fund, other than S&P 500 Index Fund and Small Cap Fund, may invest in foreign issuers. These investments may involve certain risks. (See "Investment Objectives and Policies -- Foreign Investment Considerations and Risk Factors.") Under normal circumstances, each of the Funds will invest substantially all of its assets, but not less than 65 percent of its total assets, in equity securities.

S&P 500 INDEX FUND

INVESTMENT OBJECTIVE AND THE PORTFOLIO

    The investment objective of the S&P 500 Index Fund is to duplicate the return of the Standard & Poor's 500 Composite Stock Price Index.

    The Fund currently seeks to achieve its investment objective by investing all of its investable assets in the Index Portfolio of Core Trust, which has substantially the same investment objective and substantially similar policies as the Fund. There can be no assurance that the Fund or Portfolio will achieve its investment objective.

INVESTMENT POLICIES

    Although the following discusses the investment policies of Index Portfolio and the responsibilities of Core Trust's Board of Trustees (the "Core Trust Board"), it applies equally to the Fund and the Trust's Board of Trustees (the "Board"). Additional information concerning the investment policies of the Fund and the Portfolio, including additional fundamental policies, is contained in the SAI.

    The Portfolio is designed to duplicate the return of the Standard & Poor's 500 Composite Stock Index (the "Index") with minimum tracking error, while also minimizing transaction costs. Under normal circumstances, the Portfolio will hold stocks representing 100 percent or more of the capitalization-weighted market values of the Index. Portfolio transactions for the Portfolio generally are executed only to duplicate the composition of the Index, to invest cash received from portfolio security dividends or investments in the Portfolio, and to raise cash to fund redemptions. The Portfolio may hold cash or cash equivalents for the purpose of facilitating payment of the Portfolio's expenses or redemptions. For these and other reasons, the Portfolio's performance can be expected to approximate but not be equal to that of the Index.

    The Portfolio may utilize index futures contracts to a limited extent.
Index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. As no physical delivery of securities comprising the Index is made, a purchaser of index futures contracts may participate in the performance of the securities contained in the index without the required capital commitment. Index futures contracts may be used for several reasons:
to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading or to reduce transaction costs. The Portfolio does not invest in futures contracts for speculative reasons or to leverage the Fund. The Fund is, however, subject to certain investment risks. These risks include: (i) imperfect correlations between movements in the prices of futures contracts and movements in the price of the securities hedged which may cause a given hedge not to achieve its objective; (ii) the fact that the skills and techniques needed to trade futures are different from those needed to select the other securities in which the Fund invests; (iii) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions; and (iv) the possible need to defer closing out of certain futures contracts to avoid adverse tax consequences.


    The Index tracks the total return performance of 500 common stocks which are chosen for inclusion in the Index by Standard & Poor's ("S&P") on a statistical basis. The inclusion of a stock in the Index in no way implies that S&P believes the stock to be an attractive investment. The 500 securities, most of which trade on the New York Stock Exchange, represent approximately 70 percent of the total market value of all U.S. common stocks. Each stock in the Index is weighted by its market value. Because of the market-value weighting, the 50 largest companies in the Index currently account for approximately 47 percent of its value. The Index emphasizes large capitalizations and, typically, companies included in the Index are the largest and most dominant firms in their respective industries.

    Neither the Fund nor the Portfolio is not sponsored, endorsed, sold or promoted by S&P, nor does S&P make any representation or warranty, implied or express, to the purchasers of the Portfolio or the Fund or any member of the public regarding the advisability of investing in index funds or the ability of the Index to track general stock market performance. S&P does not guarantee the accuracy and/or the completeness of the Index or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by the Portfolio or the Fund, by the owners of the Portfolio or the Fund, or by any other person or any entity from the use of the Index or any data included therein. S&P makes no express or implied warranties and hereby expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the Index or any data included therein.

INVESTORS EQUITY FUND

INVESTMENT OBJECTIVE

    The investment objective of the Investors Equity Fund is to seek capital appreciation by investing primarily in common stock of companies domiciled in the United States.

INVESTMENT POLICIES

    To pursue its goal, the Fund intends to invest in securities of established, growing companies that have demonstrated a high degree of financial strength and fiduciary quality, and provide good liquidity in the market. Under normal circumstances, the Fund will invest at least 65% of its assets in these companies, without concentration in any one industry. In seeking these investments the investment adviser relies in part upon fundamental and technical analysis of individual companies. Among the characteristics that the Fund seeks in companies are: a strong record of earnings growth, industry leadership, a unique product or niche and good management. The investment adviser also applies a broader analysis of industry conditions and economic trends. While the Fund will be broadly diversified across investment sectors, the investment adviser's top down industry and economic analysis will influence the actual sector weightings.

    The fundamental risk of investing in common stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.

    In addition to common stock, the Fund also may invest in preferred stocks and investment-grade convertible debt securities. The Fund also may invest in American Depository Receipts, European Depository Receipts and other similar securities of foreign issuers. The Fund expects any foreign investments to remain below 10% of its assets.

SMALL CAP FUND

INVESTMENT OBJECTIVE AND THE PORTFOLIO

    The investment objective of the Fund is capital appreciation. Current income is incidental to the objective of capital appreciation.

    The Fund is not intended for investors whose objective is assured income or preservation of capital. It is, rather, appropriate for investors who can bear the special risks associated with investment in smaller capitalization companies.

    The Fund currently seeks to achieve its investment objective by investing all of its investable assets in the Schroder U.S. Smaller Companies Portfolio, which has substantially the same investment objective and substantially similar policies as the Fund. There can be no assurance that the Fund or Portfolio will achieve its investment objective.

INVESTMENT POLICIES

    Although the following discusses the investment policies of the Portfolio and the responsibilities of Schroder Core's Board of Trustees (the "Schroder Core Board"), it applies equally to the Fund and the Board. Additional information concerning the investment policies of the Fund and the Portfolio, including additional fundamental policies, is contained in the SAI.

    Schroder U.S. Smaller Companies Portfolio seeks to achieve its investment objective by investing primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of $1.5 billion or less.

    In its investment approach, SCMI attempts to identify securities of companies which it believes can generate above average earnings growth, selling at favorable prices in relation to book values and earnings. As part of the investment decision, Schroder's assessment of the competency of an issuer's management will be an important consideration. These criteria are not rigid, and other investments may be included in the Portfolio if they may help the Portfolio to attain its objective.

    The Portfolio will invest principally in equity securities (common stocks, securities convertible into common stocks or, subject to special limitations, rights or warrants to subscribe for or purchase common stocks). The Portfolio may also invest to a limited degree in non-convertible debt securities and preferred stocks when, in the opinion of SCMI, such investments are warranted to achieve the Portfolio's investment objective.

    The Portfolio may invest in securities of small, unseasoned companies (which, together with any predecessors, have been in operation for less than three years), as well as in securities of more established companies. In view of the volatility of price movements of the former, the Portfolio currently intends to invest no more than 5% of its total assets in securities of small, unseasoned issuers.

    Although there is no minimum rating for debt securities (convertible or non-convertible) in which the Portfolio may invest, it is the present intention of the Portfolio to invest no more than 5% of its net assets in debt securities rated below the fourth highest rating category. These securities are commonly known as "high yield/high risk" securities or "junk bonds." The Portfolio will not invest in debt securities that are in default. High yield/high risk securities are predominantly speculative with respect to the capacity to pay interest and repay principal and generally involve a greater volatility of price than securities in higher rated categories. The Portfolio is not obligated to dispose of securities due to changes by the rating agencies. (See "Additional Investment Policies and Risk Considerations -- Debt Securities.") (See the SAI for information about the risks associated with investing in junk bonds.)

    While the Portfolio does not presently intend to do so, it may write covered call options and purchase certain put and call options, stock index futures, and options on stock index futures and broadly-based stock indices, all of which are referred to as "Hedging Instruments." In general, the Portfolio may use Hedging Instruments: (i) to attempt to protect against declines in the market value of the Portfolio's securities and thus protect the Fund's net asset value per share against downward market trends; or (ii) to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities. The Portfolio will not use

Hedging Instruments for speculation. The Hedging Instruments which the Portfolio is authorized to use have certain risks associated with them. Principal among such risks are: (i) the possible failure of such instruments as hedging techniques in cases where the price movements of the securities underlying the options or futures do not follow the price movements of the portfolio securities subject to the hedge; (ii) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (iii) possible losses resulting from the inability of the Portfolio's investment adviser to correctly predict the direction of stock prices, interest rates and other economic factors. The Hedging Instruments the Portfolio may use and the risks associated with them are described in greater detail in the SAI.

    ADDITIONAL INVESTMENT CONSIDERATIONS AND RISK FACTORS. While all investments have risks, investments in smaller capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

    Investments in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which the Portfolio may purchase when they are offered to the public for the first time) may have a limited trading market which can adversely affect their sale by the Portfolio and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engage in trading this type of security, the Portfolio may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE AND THE PORTFOLIO

    The investment objective of the Fund is long-term capital appreciation through investment in securities markets outside the United States.

    The Fund is designed for U.S. investors who seek international diversification of their investments by participating in foreign securities markets. The Fund is not a complete investment program and investments in the securities of foreign issuers generally involve risks in addition to the risks associated with investments in the securities of U.S. issuers. See "Risk Considerations."

    The Fund currently seeks to achieve its investment objective by investing all of its investment assets in the Schroder International Equity Portfolio, which has substantially the same investment objective and policies as the Fund. There is no assurance that the Fund or the Portfolio will achieve its investment objective.

INVESTMENT POLICIES

    Although the following discusses the investment policies of the Schroder International Equity Portfolio and the responsibilities of Schroder Core Board, it applies equally to the International Equity Fund and the Board. Additional information concerning the investment policies of the Fund and the Portfolio, including additional fundamental policies, is contained in the SAI.

    The Portfolio normally invests at least 65% of its total assets in equity securities of companies domiciled outside the United States. Investments by the Portfolio are selected on the basis of their potential for capital appreciation without regard for current income. The Portfolio may also invest in debt securities of foreign governments, international organizations and foreign corporations and, subject to certain restrictions, in the securities of closed-end investment companies investing primarily in foreign securities. The Portfolio may invest up to 5% of its net assets in debt securities with relatively high risk and high yields (as compared to other debt securities meeting the Portfolio's investment criteria). The debt securities in which the Portfolio invests may be unrated, but will not be in default at the time of purchase. The value of debt securities generally varies inversely with interest rate changes. See "Additional Investment Policies and Risk Considerations."

    Countries in which the Portfolio may invest include, but are not limited to, countries listed in the Morgan Stanley EAFE-Registered Trademark- Index, which is a market capitalization index of companies in 20 developed market countries in Europe, Australia and the Far East. The Portfolio invests in the securities of foreign issuers domiciled in at least three foreign countries. The Portfolio may invest more than 25% of its total assets in issuers located in any one country. To the extent it invests in issuers located in one country, the Portfolio may be susceptible to factors adversely affecting that country. The Portfolio also may invest in securities of issuers located in countries considered by some to be emerging market countries. See "Investment Objective and Policies -- Emerging Markets Fund -- Investment Policies" and "Additional Investment Policies and Risk Considerations -- Emerging Markets."

    The Portfolio may purchase preferred stock and convertible debt securities, including warrants and convertible preferred stock, and may purchase American Depository Receipts, European Depository Receipts or other similar securities of foreign issuers. The Portfolio also may enter into foreign exchange contracts, including forward contracts to purchase or sell foreign currencies, in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates. Although such contracts may reduce the risk of loss to the Portfolio from adverse movements in currency values, the contracts also limit possible gains from favorable movements. For temporary defensive purposes, the Portfolio may invest without limitation in (or enter into repurchase agreements maturing in seven days or less with U.S. banks and broker-dealers with respect to) short-term debt securities, including U.S. Government securities, certificates of deposit and bankers' acceptances of U.S. banks. The Portfolio may also hold cash (U.S. dollars, foreign currencies or multinational currency units) and time deposits in U.S. and foreign banks. See "Additional Investment Policies and Risk Considerations" below and "Investment Policies" in the SAI for further information about all these types of investments.

EMERGING MARKETS FUND

INVESTMENT OBJECTIVE AND THE PORTFOLIO

    This Fund seeks to achieve long-term capital appreciation direct or indirect investment in equity and debt securities of issuers domiciled or doing business in emerging market countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe. There is no assurance that the Fund will achieve its investment objective.

    The Fund is designed for investors who seek the aggressive growth potential of emerging world markets and are willing to bear the special risks of investing in those markets. Current income is incidental to the Fund's objective. The Fund is not a complete investment program and investments in the securities of foreign issuers generally involve risks in addition to the risks associated with investments in the securities of U.S. issuers. See "Risk Considerations." The Fund is not intended for investors whose objective is assured income or preservation of capital.

    The Fund seeks to achieve its investment objective by investing substantially all of its assets in Schroder Emerging Markets Fund Institutional Portfolio, which has an identical investment objective and substantially similar investment policies and strategies as the Fund. There can be no assurance that the Fund or the Portfolio will achieve its investment objective.

INVESTMENT POLICIES

    Although the following discusses the investment policies of the Portfolio and the responsibilities of the Schroder Core Board, it applies equally to the Fund and the Board. Additional information concerning the investment policies of the Fund and the Portfolio, including additional fundamental policies, is contained in the SAI.

    The investment objective, and the investment policies of the Fund and the Portfolio that are designated as fundamental, may not be changed without approval of the holders of a majority of the outstanding voting securities of the Portfolio. A majority of outstanding voting securities means the lesser of: (i) 67% of the shares present or represented at a shareholder meeting at which the holders of more than 50% of the outstanding shares are present or represented; or (ii) more than 50% of outstanding shares. Non-fundamental investment policies may be changed by the Schroder Core Board without approval of the investors in the Portfolio.

    Under normal market conditions, the Portfolio will invest at least 65% of its total assets in emerging market equity and debt securities, including common stocks; preferred stocks; convertible preferred stocks; stock rights and warrants; convertible debt securities; and non-convertible debt securities. (Investments in stock rights and warrants will not be considered for purposes of determining compliance with this policy.) The Portfolio may invest up to 35% of its total assets in high-risk debt securities that are unrated or rated below investment grade. (See, "Additional Investment Policies and Risk Considerations--Risk Considerations".) Under certain circumstances, the Portfolio may invest indirectly in emerging market securities by investing in other investment companies or vehicles. (See "Risk Considerations -- Investment in Other Investment Companies or Vehicles".)

    In recent years, many emerging market countries have begun programs of economic reform: removing import tariffs, dismantling trade barriers, deregulating foreign investment, privatizing state-owned industries, permitting the value of their currencies to float against the dollar and other major currencies, and generally reducing the level of state intervention in industry and commerce. Important intra-regional economic integration also holds the promise of greater trade and growth. At the same time, significant progress has been made in restructuring the heavy external debt burden that certain emerging market countries accumulated during the 1970s and 1980s. While there is no assurance that these trends will continue, the Portfolio's investment adviser will seek out attractive investment opportunities in these countries. The Portfolio may acquire emerging market securities that are not denominated in emerging market currency.

    "Emerging market" countries are all those not included in the Morgan
Stanley Capital International World Index ("MSCI World") of major world economies. If, however, the investment adviser determines that the economy of a MSCI World-listed country is an emerging market economy, the adviser may include such country in the emerging market category. The following countries are currently excluded from the Portfolio's emerging market category: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, United Kingdom, and the United States of America. The Portfolio will not necessarily seek to diversify investments on a geographic basis and may invest more than 25% of its total assets in issuers located in any one country. (See "Additional Investment Policies and Risk Considerations -- Risk Considerations--Foreign Investments--Geographic Concentration".)

    An issuer of a security will be considered to be domiciled or doing business in an emerging market when: (i) it is organized under the laws of an emerging market country; (ii) its primary securities trading market is in an emerging market country; (iii) in the judgment of the investment adviser, at least 50% of the issuer's revenues or profits are derived from goods produced or sold, investments made, or services performed in emerging market countries; or
(iv) it has at least 50% of its assets situated in emerging market countries. The Portfolio may consider investment companies to be located in the country or countries in which they primarily invest.

3.  ADDITIONAL INVESTMENT POLICIES AND
    RISK CONSIDERATIONS

COMMON POLICIES OF THE FUNDS

    The investment objective and all investment policies of each of the Funds and the Portfolios that are designated as fundamental may not be changed without approval of the holders of a majority of the outstanding voting securities of a Fund or a Portfolio, as applicable. A majority of outstanding voting securities means the lesser of (i) 67% of the shares present or represented at a shareholder meeting at which the holders of more than 50% of the outstanding shares are present or represented, or (ii) more than 50% of outstanding shares. Unless otherwise indicated, all investment policies are not fundamental and may be changed by the Board without approval by shareholders of the Fund. Likewise, nonfundamental investment policies of a Portfolio may be changed by the Schroder Core Board or the Core Trust Board, as applicable, without shareholder approval. For more information concerning shareholder voting, see "Other Information-- "The Trust and Its Shares" and "-- Core & Gateway Structure."

    DIVERSIFICATION AND CONCENTRATION. Each Fund except Emerging Markets Fund is diversified as that term is defined in the Investment Company Act of 1940 (the "1940 Act"). As a fundamental policy, with respect to 75% of its assets, a diversified fund may not purchase a security (other than a U.S. Government Security or shares of investment companies) if, as a result: (i) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (ii) the Fund would own more than 10% of the outstanding voting securities of any single issuer. Each Fund is prohibited from concentrating its assets in the securities of issuers in any industry. As a fundamental policy, no Fund may purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry. This limit does not apply to investments in U.S. Government Securities, foreign government securities or repurchase agreements covering U.S. Government Securities. Each Fund reserves the right to invest up to 100% of its investable assets in one or more investment companies such as the Portfolios.

    NON-DIVERSIFIED INVESTMENTS. Because suitable investments in emerging market countries may be limited, Emerging Markets Fund, like the Schroder Emerging Markets Fund Institutional Portfolio, has classified itself as a "non-diversified investment company" under the 1940 Act so that it may invest more than 5% of its total assets in the securities of a single issuer. This classification may not be changed without a shareholder vote. However, so that the Fund may continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended at the close of each quarter of the taxable year: (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer; and (ii) with respect to 50% of the market value of its total assets, not more than 5% will be invested in the securities of a single issuer; and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. (See "Dividends and Tax Matters".)

    To the extent the Fund makes investments in excess of 5% of its assets in a particular issuer, its exposure to credit and market risks associated with that issuer is increased. Also, since a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified investment company.

    ILLIQUID SECURITIES. Each of the Funds limits its purchase of illiquid securities. As a fundamental policy, no Fund may knowingly acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10 percent of the Fund's net assets taken at current value would be invested in securities which are not readily marketable. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and include, among other things, repurchase agreements not entitling the holder to payment within seven days and restricted securities (other than those determined to be liquid pursuant to guidelines established by the Board, the Schroder Core Board or the Core Trust Board). Under the supervision of the Board, the Schroder Core Board or the Core Trust Board, the Advisers determine and monitor the liquidity of the portfolio securities.

    REPURCHASE AGREEMENTS AND LENDING OF PORTFOLIO SECURITIES. Each Fund may enter into repurchase agreements and may lend securities from its portfolio to brokers, dealers and other financial institutions. These investments may entail certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, a Fund may have difficulties in exercising its rights to the underlying securities, may incur costs and experience time delays in disposing of them and may suffer a loss.

    Repurchase agreements are transactions in which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. When a Fund lends a security it receives interest from the borrower or from investing cash collateral. The Trust maintains possession of the purchased securities and any underlying collateral in these transactions, the total market value of which on a continuous basis is at least equal to the repurchase price or value of securities loaned, plus accrued interest. The Funds may pay fees to arrange securities loans and each Fund will limit securities lending to not more than 33 1/3% (25% in the case of Small Cap Opportunities Fund) of the value of its total assets.

    COMMON AND PREFERRED STOCK AND WARRANTS. Each Fund may invest in common and preferred stock. Common stockholders are the owners of the company issuing the stock and, accordingly, vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, upon liquidation of the company, are entitled to their pro rata share of the company's assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends and, in general, as to the recovery of investment. A preferred stockholder is a shareholder in the company and not a creditor of the company, as is a holder of the company's fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings of the company and not interest payments, which are expenses of the company. Equity securities owned by a Fund may be traded in the over-the counter market or on a securities exchange, but may not be traded every day or in the volume typical of securities traded on a major U.S. national securities exchange.
As a result, disposition by a Fund of a security to meet redemptions by interest holders or otherwise may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.
The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. A Fund may also invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time.

    MARGIN AND SHORT SALES. No Fund may purchase securities on margin or make short sales of securities, except short sales against the box. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. For federal income tax purposes, short sales against-the-box may be made to defer recognition of gain or loss on the sale of securities until the short position is closed out. These prohibitions do not restrict the Fund's ability to use short-term credits necessary for the clearance of portfolio transactions and to make margin deposits in connection with permitted transactions in options and futures contracts.

    FOREIGN EXCHANGE CONTRACTS. Changes in foreign currency exchange rates will affect the U.S. dollar values of securities denominated in currencies other than the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies fluctuates in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, many of which may be difficult if not impossible to predict. When investing in foreign securities, the Portfolio usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Portfolio incurs foreign exchange expenses in converting assets from one currency to another.

    Schroder International Equity Portfolio and Schroder Emerging Markets Fund Institutional Portfolio may enter into foreign currency forward contracts for the purchase or sale of foreign currency to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which the Portfolio has investments may suffer a decline against the U.S. dollar.
A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. This method of attempting to hedge the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.

Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. The Portfolio does not intend to maintain a net exposure to such contracts where the fulfillment of the Portfolio's obligations under such contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's portfolio securities or other assets denominated in the currency. The Portfolio will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if SCMI fails to predict currency values correctly. The Portfolio has no present intention to enter into currency futures or options contracts but may do so in the future.

    Because most of the Portfolio's income will be received and realized in foreign currencies and the Portfolio will be required to compute and distribute income in U.S. dollars, a decline in the value of a particular foreign currency against the U.S. dollar occurring after the Portfolio's income has been earned and thereafter computed into U.S. dollars may require the Portfolio to liquidate some portfolio securities to acquire sufficient U.S. dollars to make such distributions. Similarly, if the exchange rate declines between the time the Portfolio incurs expenses in U.S. dollars and the time such expenses are paid, the Portfolio may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

    OPTIONS AND FUTURES TRANSACTIONS. While the Funds do not presently intend to do so, they may write covered call options and purchase certain put and call options, stock index futures, and options on stock index futures and broadly-based stock indices, all of which are referred to as "Hedging Instruments." In general, a Fund may use Hedging Instruments: (i) to protect against declines in the market value of the portfolio's securities or (ii) to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities. No Fund will use Hedging Instruments for speculation. The Hedging Instruments a Fund is authorized to use have certain risks associated with them, including: (i) the possible failure of such instruments as hedging techniques in cases where the price movements of the securities underlying the options or futures do not follow the price movements of the portfolio securities subject to the hedge; (ii) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (iii) possible losses resulting from the inability of the investment adviser to predict the direction of stock prices, interest rates and other economic factors. The Hedging Instruments each Fund may use and the risks associated with them are described in greater detail under "Options and Futures Transactions" in the SAI.

    DEBT SECURITIES. Each Fund except S&P 500 Index Fund may seek capital appreciation through investment in convertible or non-convertible debt securities. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. The receipt of income from such debt securities is incidental to a Fund's or Portfolio's objective of long-term capital appreciation. Such income can be used, however, to offset the operating expenses of the Portfolios. In accordance with its investment objective, the Funds and Portfolios will not seek to benefit from anticipated short-term fluctuations in currency exchange rates. Schroder U.S.

Smaller Companies Portfolio and International Equity Portfolio may invest up to 5% of its net assets in debt securities with relatively high risk and high yields (as compared to other debt securities meeting the Portfolios' investment criteria), notwithstanding that the Portfolio may not anticipate that such securities will experience substantial capital appreciation. The debt securities in which the Portfolios invests may be unrated, but will not be in default at the time of purchase. Schroder Emerging Markets Fund Institutional Portfolio may invest up to 35% of its total assets in debt securities that are unrated or rated below investment grade (below Baa by Moody's or BBB by S&P. See "Additional Investment Policies and Risk Considerations--Risk Considerations--Certain Risks of Debt Securities." For a further description of S&P's and Moody's securities ratings please see the Appendix to the SAI. The Portfolios also may invest to a certain extent in debt securities in order to participate in debt-to-equity conversion programs incident to corporate reorganizations.

    Schroder International Equity Portfolio and Schroder Emerging Markets Fund Institutional Portfolio may invest in debt securities issued or guaranteed by foreign governments (including countries, provinces and municipalities) or their agencies and instrumentalities, debt securities issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development, and debt securities issued by corporations or financial institutions.

RISK CONSIDERATIONS

FOREIGN INVESTMENTS

    GENERAL. All investments, domestic and foreign, involve certain risks. Investment in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. In general, the Schroder International Equity Portfolio and Schroder Emerging Markets Fund Institutional Portfolio will invest only in securities of companies and governments in countries which SCMI, in its judgment, considers both politically and economically stable. Nevertheless, all foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital and changes in foreign governmental attitudes towards private investment possibly leading to nationalization, increased taxation or confiscation of Portfolio assets. To the extent the Portfolios invest substantially in issuers located in one country or area, such investments may be subject to greater risk in the event of political or social instability or adverse economic developments affecting that country or area.

    Moreover, (i) dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to a Portfolio's, and thus the Fund's, shareholders; (ii) commission rates payable on foreign portfolio transactions are generally higher than in the U.S.; (iii) accounting, auditing and financial reporting standards differ from those in the U.S., and this may mean that less information about foreign companies may be available than is generally available about issuers of comparable securities in the U.S.;

(iv) foreign securities often trade less frequently and with less volume than U.S. securities and consequently may exhibit greater price volatility; and
(v) foreign securities trading practices, including those involving securities settlement, may expose the Portfolio to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer or registrar.

    CURRENCY FLUCTUATIONS AND DEVALUATIONS. Because Schroder International Equity Portfolio and Schroder Emerging Markets Fund Institutional Portfolio will invest heavily in non-U.S. currency denominated securities, changes in foreign currency exchange rates will affect the value of the Portfolio's investments. A decline in the value of currencies in which a Portfolio's investments are denominated against the dollar will result in a corresponding decline in the dollar value of the Portfolio's assets. This risk tends to be heightened in the case of investments in certain emerging market countries as further discussed below.

    GEOGRAPHIC CONCENTRATION. Schroder International Equity Portfolio and Schroder Emerging Markets Fund Institutional Portfolio may invest more than 25% of its total assets in issuers located in any one country. To the extent it invests in issuers located in one country, a Portfolio is susceptible to factors adversely affecting that country. In particular, these factors may include the political and economic developments and foreign exchange rate fluctuations discussed above. As a result of investing substantially in one country, the value of a Portfolio's assets may fluctuate more widely than the value of shares of a comparable fund a lesser degree of geographic concentration.

EMERGING MARKETS

    POLITICAL AND ECONOMIC RISKS. Schroder International Equity Portfolio and Schroder Emerging Markets Fund Institutional Portfolio may invest in securities of issuers located in countries considered by some to be emerging market countries. The risks of investing in foreign securities may be greater with respect to securities of issuers in, or denominated in the currencies of, emerging market countries. In any emerging market country, there is the possibility of expropriation of assets, confiscatory taxation, nationalization, foreign exchange controls, foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as economic growth rates, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments positions. Certain foreign investments may also be subject to foreign withholding taxes, thereby reducing the income available for distribution to a Fund's shareholders. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries in which they trade.

    Certain emerging market countries may restrict investment by foreign entities. For example, some of these countries may limit the size of foreign investment in certain issuers, require prior approval of foreign investment by the government, impose additional tax on foreign investors or limit foreign investors to specific classes of securities of an issuer that have less advantageous rights (with regard to price or convertibility, for example) than classes available to domiciliaries of the country. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of a Fund.

    Substantial limitations may also exist in certain countries with respect to a foreign investor's ability to repatriate investment income, capital or the proceeds of sales of securities. A Portfolio could be adversely affected by delays in, or refusals to grant, any required governmental approvals for repatriation of capital. If a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances. In the event of expropriation, nationalization or other confiscation, a Portfolio could lose its entire investment in the country involved.

    REGULATION AND LIQUIDITY OF MARKETS. Government supervision and regulation of exchanges and brokers in emerging market countries is frequently less extensive than in the United States. Therefore, there is an increased risk of uninsured loss due to lost, stolen or counterfeit stock certificates. These markets may have different clearance and settlement procedures. Securities settlements may, in some instances, be subject to delays and related administrative uncertainties. In certain cases, settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could adversely affect or interrupt the Fund's intended investment program or result in investment losses due to intervening declines in security values.

    The securities markets of many foreign countries, including emerging market countries, are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a Portfolio whose investment portfolio includes securities traded in such markets may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of United States companies. These foreign markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. Furthermore, reduced secondary market liquidity may make it more difficult for the Portfolio to determine the value of its portfolio securities or dispose of particular instruments when necessary.

    Investing in local markets, particularly emerging markets, may require a Portfolio to adopt special procedures, seek local government approvals or take other actions each of which may involve additional costs to the Portfolio. Brokerage commissions and other transaction costs on and off of foreign securities exchanges are generally higher as well.

    FINANCIAL INFORMATION AND STANDARDS AND REGULATION OF ISSUERS. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. Often, available information about issuers and their securities is less extensive, and, in certain circumstances, substantially less extensive in foreign markets, and particularly emerging market countries, than in the United States. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.

    CURRENCY FLUCTUATIONS AND DEVALUATIONS. The risks associated with currency fluctuations and devaluations often are heightened with respect to investments in emerging market countries. For example, some currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of such currencies periodically. Some emerging market countries also may have managed currencies which do not freely float against the U.S. dollar. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

    INFLATION. Several emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation in recent years. Inflation and rapid fluctuations in inflation rates may have very negative effects on the economies and securities markets of certain emerging market countries. Further, inflation accounting rules in some emerging market countries require, for companies that keep accounting records in the local currency, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain emerging market companies.

CERTAIN RISKS OF DEBT SECURITIES

    The Schroder Emerging Markets Fund Institutional Portfolio may invest without limitation in investment grade emerging market debt securities; it may invest up to 35% of its total assets in debt securities that are unrated or are rated below investment grade (below "Baa" by Moody's Investor Service ("Moody's")or "BBB" by Standard and Poor's ("S&P"); (for a further description of Moody's and S&P's securities ratings please see the Appendix to the SAI.) Note that even debt securities rated "Baa" by Moody's are considered to have speculative characteristics. Below investment grade securities (and unrated securities of comparable quality) ("high yield/high risk securities") are predominantly speculative with respect to the capacity to pay interest and repay principal, and generally involve a greater volatility of price than securities in higher rating categories. These securities are commonly referred to as "junk" bonds. The risks associated with junk bonds are generally greater than those associated with higher-rated securities. The Portfolio is not obligated to dispose of securities due to rating changes by Moody's, S&P or other rating agencies. The Portfolio is not authorized to purchase debt securities that are in default, except for sovereign debt (discussed below) in which the Portfolio may invest no more than 5% of its total assets while such sovereign debt securities are in default.

    In purchasing high yield/high risk securities, the Portfolio will rely on the investment adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer of such securities. Nonetheless, investors should review the investment objective and policies of the Fund and consider their willingness to assume risk before making an investment.

    High yield/high risk securities' market values are affected more by individual issuer developments and are more sensitive to adverse economic changes than are higher-rated securities. Issuers of high yield/high risk securities may be highly leveraged and may not have more traditional methods of financing available to them. During economic downturns or substantial periods of rising interest rates, issuers of high yield/high risk securities, especially highly leveraged ones, may be less able to service their principal and interest payment obligations, meet their projected business goals, or obtain additional financing. The risk of loss due to default by the issuer is significantly greater for holders of high yield/high risk securities because such securities may be unsecured and may be subordinated to other creditors of the issuer. In addition, the Portfolio may incur additional expenses if it is required to seek recovery upon a default by the issuer of such an obligation or participate in the restructuring of such obligation.

    Periods of economic uncertainty and change will likely cause increased volatility in the market prices of high yield/high risk securities and, correspondingly, the Portfolio's net asset value if it invests in such securities; market prices of such securities structured as zero coupon or pay-in-kind securities are more affected by interest rate changes and thus tend to be more volatile than securities that pay interest periodically and in cash.

    High yield/high risk securities may have call or redemption features which would permit an issuer to repurchase the securities from the Portfolio. If a call were exercised by the issuer during a period of declining interest rates, the Portfolio would likely have to replace called securities with lower yielding securities, thus decreasing the Portfolio's net investment income and dividends to shareholders.

    While a secondary trading market for high yield/high risk securities does exist, it is generally not as liquid as the secondary market for higher rated securities. In periods of reduced secondary market liquidity, prices of high yield/high risk securities may become volatile and experience sudden and substantial price declines. The Portfolio may, therefore, have difficulty disposing of particular issues to meet its liquidity needs or in response to a specific economic event (such as a deterioration in the creditworthiness of the issuer). Reduced secondary market liquidity for certain high yield/high risk securities also may make it more difficult for the Portfolio to obtain accurate market quotations (for purposes of valuing the Portfolio's investment portfolio): market quotations are generally available on many high yield/high risk securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. Under such conditions, high yield/high risk securities may have to be valued at fair value as determined by the Schroder Core Board or SCMI under Board-approved guidelines.

    Adverse publicity and investor perceptions (which may not be based on fundamental analysis) may decrease the value and liquidity of high yield/high risk securities, particularly in a thinly traded market. Factors adversely affecting the market value of high yield/high risk securities are likely to adversely affect the Portfolio's, and thus the Fund's, net asset value.

TEMPORARY DEFENSIVE POSITION

    When business or financial conditions warrant, each Fund may assume a temporary defensive position and invest without limit in cash or prime quality cash equivalents, including: (i) short-term U.S. Government Securities; (ii) certificates of deposit, bankers acceptances and interest-bearing savings deposits of commercial banks doing business in the United States (United States banks in the case of Small Cap Opportunities
Fund); (iii) commercial paper; (iv) repurchase agreements; and (v) shares of money market funds registered under the 1940 Act within the limits specified therein. During periods when and to the extent that a Fund has assumed a temporary defensive position, it may not be pursuing its investment objective. Prime quality instruments are those that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the investment adviser to be of comparable quality. Apart from temporary defensive purposes, a Fund may at any time invest a portion of its assets in cash and cash equivalents as described above (in United States banks in the case of Small Cap Opportunities Fund). International Equity Portfolio and Emerging Markets Portfolio also may hold cash and bank instruments denominated in any major foreign currency. Except during periods when the Fund assumes a temporary defensive position, each Fund will have at least 65% of its total assets invested in common stock.

PORTFOLIO TURNOVER

    The frequency of portfolio transactions of the Funds (the portfolio turnover rate) will vary from year to year depending on market conditions. The Funds may engage in short-term trading buts their portfolio turnover rate is no expected to exceed 100%. An annual portfolio turnover rate of 100% would occur if all the securities in a Fund were replaced in a one year period. Higher portfolio turnover and short-term trading involve correspondingly greater commission expenses and transaction costs. The investment advisers to the Funds weigh the anticipated benefits of short-term investments against these consequences. Tax rules applicable to short-term trading may affect the timing of a Fund's portfolio transactions or its ability to realize short-term trading profits or establish short-term positions. Also, higher portfolio turnover rates may cause shareholders of the Portfolio to recognize gains for federal income tax purposes. See "Taxation" in the SAI.

4. MANAGEMENT

The business and affairs of the Fund are managed under the direction of the Board. The Trustees of the Trust are John Y. Keffer, Costas Azariadis, James
C. Cheng and J. Michael Parish. The business and affairs of the Index Portfolio are managed under the direction of the Core Trust Board. The Trustees of the Trust also serve as the Trustees of Core Trust. The business and affairs of the Schroder Portfolios are managed under the direction of the Schroder Core Board. The Trustees of Schroder Core are Peter E. Guernsey, Ralph E. Hansmann, John I. Howell, Laura E. Luckyn-Malone, Clarence F. Michalis, Hermann C. Schwab and Mark J. Smith. Additional information regarding the Trustees and the respective executive officers of the Trust and

Schroder Core may be found in the SAI under the heading "Management -- Trustees and Officers."

INVESTMENT ADVISERS AND PORTFOLIO MANAGERS

    Forum Advisors, Inc. serves as investment adviser to Investors Equity Fund pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, Forum Advisors is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective and reviewing the investment strategies and policies of the Fund. Forum Advisors was incorporated under the laws of Delaware in 1987 and is registered under the Investment Advisers Act of 1940. For its services, Forum Advisors receives an advisory fee at an annual rate of 0.__% of Investor Equity Fund's average daily net assets.

    Forum Advisors has entered into an investment sub-advisory agreement with Peoples Heritage to exercise certain investment discretion over the assets (or a portion of assets) of the Fund. Subject to the general control of the Board, Peoples Heritage will be responsible for developing a continuing investment program for the Fund in accordance with its investment objective and reviewing the investment strategies and policies of the Fund. Peoples Heritage will not receive an advisory fee. Peoples Heritage, located at One Portland Square, Portland, Maine 04101, is a subsidiary of Peoples Heritage Financial Group, a multi-bank holding company. As of October 31, 1997, Peoples Heritage Financial Group had assets of $___ billion.

As of __________, Peoples Heritage and its affiliates managed assets with a value of approximately $___ billion.

    Mark Kaplan, CFA, Dana R. Mitiguy, CFA and Jonathan W. White, CFA serve as the portfolio managers of Investors Equity Fund. Mark Kaplan has over thirteen years of experience in the investment industry and has been a Managing Director at Forum Financial Services, Inc. since September 1995 where he is responsible for investment advisory services. Prior to that Mr. Kaplan was Managing Director and Director of Research at H.M. Payson & Co., an investment advisory and trust services company. Prior thereto, Mr. Kaplan was a securities analyst in the investment division of UNUM Life Insurance Company. Mr. Kaplan received a Masters in Business Administration from Boston University. Dana R. Mitiguy has fourteen years of experience in the investment industry and is the Chief Investment Officer for Peoples' Heritage Bank. Prior to joining Peoples in September 1995, Mr. Mitiguy served as a Vice President at Key Trust of Maine. From 1992 through 1993 Mr. Mitiguy was a Managing Director with Boston American Asset Management and prior to that served as Assistant Vice President at The Boston Company. Mr. Mitiguy received a Bachelor Arts degree from Middlebury College. Jonathan W. White, Chief Investment Officer for the Bank of New Hampshire has over 25 years of experience in the investment industry. From 1989 through 1994 Mr. White was an investment associate with Connecticut Seed Ventures. Prior to that he served as Vice President - Research at the Bank of New England. Mr. White received a Bachelor of Arts degree from Dartmouth College and a Masters in Business Administration from the University of New Hampshire.

    Subject to the general supervision of the Core Trust Board, Norwest provides investment advisory services to Index Portfolio. Norwest manages the investment and reinvestment of the assets of Index Portfolio and continuously reviews, supervises and administers the Portfolio's investments. In this regard, it is the responsibility of Norwest to make decisions relating to Index Portfolio's investments and to place purchase and sale orders regarding investments with brokers or dealers selected by it in its discretion. For its services with respect to the Portfolio, Norwest receives a monthly advisory fee equal on an annual basis to 0.15% of the Portfolio's average daily net assets, which Index Fund indirectly bears through investment in the Portfolio. Norwest, which is located at Norwest Center, Sixth Street and Marquette, Minneapolis, Minnesota 55479, is an indirect subsidiary of Norwest Corporation, a multi-bank holding company that was incorporated under the laws of Delaware in 1929. As of October 31, 1997, Norwest Corporation had assets of $___ billion, which made it the 11th largest bank holding company in the United States. As of October 31, 1997, Norwest and its affiliates managed assets with a value of approximately $___ billion.

    David D. Sylvester and Laurie R. White are primarily responsible for the day-to-day management of Index Portfolio. Mr. Sylvester has been associated with Norwest for 16 years, the last 8 years as a Vice President and Senior Portfolio Manager. He has over 20 years' experience in managing securities portfolios. Ms. White has been a Vice President and Senior Portfolio Manager of Norwest since 1991; from 1989 to 1991, she was a Portfolio Manager at Richfield Bank and Trust. Mr. Sylvester and Ms. White began serving as portfolio managers of Index Portfolio on January 1, 1996.

    Each of Small Cap Fund, International Equity Fund and Emerging Markets Fund currently invests all of its assets in a Schroder Portfolio. SCMI serves as Investment Adviser to each Schroder Portfolio. SCMI manages the investment and reinvestment of the assets the Schroder Portfolios and continuously reviews, supervises and administers the Portfolio's investments. In this regard, it is the responsibility of SCMI to make decisions relating to the Schroder Portfolio's investments and to place purchase and sale orders regarding investments with brokers or dealers selected by it in its discretion. For its services the Investment Advisory Agreement between SCMI and Schroder Core provides that SCMI is entitled to receive a monthly advisory fee at the following annual rates, which each of Small Cap Fund, International Equity Fund and Emerging Markets Fund bears indirectly through its respective investment in the Portfolios:

                                                Percent of Portfolio's average
                                                        daily net assets
    Schroder U.S. Smaller Companies Portfolio                 0.60
    Schroder International Equity Portfolio                   0.45
    Schroder Emerging Markets Fund
    Institutional Portfolio                                   1.00

    SCMI is a wholly-owned U.S. subsidiary of Schroders Incorporated, the wholly-owned U.S. subsidiary of Schroders plc, a publicly owned company organized under the laws of England. Schroders plc is the holding company parent of a large world-wide group of banks and financial services companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices located in eighteen countries world-wide. The investment management subsidiaries of the Schroder Group had, as of October 31, 1997, assets under management in excess of $___ billion.

    The investment management team of Fariba Talebi (a Vice President of the Trust and a Group Vice President of SCMI) and Ira Unschuld (a Vice President of the Trust and of SCMI) with the assistance of an investment committee, is primarily responsible for the day-to-day management of the Schroder U.S. Smaller Companies Portfolio's investments and has so managed the Portfolio since its inception. Ms. Talebi and Mr. Unschuld have been employed by SCMI in the investment research and portfolio management areas since 1987 and 1990, respectively.

ADMINISTRATIVE AND DISTRIBUTION SERVICES

    On behalf of the Funds, the Trust has entered into an administrative services contract with Forum Administrative Services, LLC ("FAS"). As provided in this agreement, FAS is responsible for the supervision of the overall management of the Trust (including the Trust's receipt of services for which it must pay), providing the Trust with general office facilities and providing persons satisfactory to the Board of Trustees to serve as officers of the Trust. For these services, FAS receives from each Fund a fee computed and paid monthly at an annual rate of 0.20% of the Fund's average daily net assets. Like the Adviser, FAS, in its sole discretion, may waive all or any portion of its fees.

    Pursuant to a Distribution Agreement with the Trust, Forum Financial Services, Inc. ("FFSI") acts as distributor of the Fund's shares. FFSI acts as the agent of the Trust in connection with the offering of shares of the Fund. FFSI receives no compensation for its services under the Distribution Agreement. FFSI may enter into arrangements with banks, broker-dealers or other financial institutions ("Selected Dealers") through which investors may purchase or redeem shares. FFSI may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund. Investors purchasing shares of the Fund through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge.

    FFSI and FAS are located at Two Portland Square, Portland, Maine 04101. FFSI was incorporated under the laws of the State of Delaware on February 7, 1986. FFSI is a registered broker-dealer and investment adviser and is a member of the National Association of Securities Dealers, Inc. FAS was established on December 29, 1995 under the laws of the State of Delaware. As of the date of this Prospectus FAS and FFSI provide management, administration and distribution services to registered investment companies and collective investment funds with assets of approximately $__ billion.

    As of the date of this prospectus FAS, FFSI and Forum Financial Corp., the transfer agent of the Trust, were controlled by John Y. Keffer, president and Chairman of the Trust.

    On behalf of Index Portfolio, Core Trust has entered into an Administration Agreement with FAS. For these services, FAS receives a fee at an annual rate of __% of the Portfolio's average daily net assets.

    On behalf of the Schroder Portfolios, Schroder Core has entered into an administrative services contract with Schroder Advisors, 787 Seventh Avenue, New York, New York 10019. Schroder Advisors is a wholly-owned subsidiary of SCMI. For these services, Schroder Advisors receives an administrative services fee at an annual rate of 0.15% of the Portfolio's average daily net assets. In addition, Schroder Core and Schroder Advisors have entered into a sub-administration agreement with FAS. Payment for FAS's services with respect to the Schroder Portfolio is made by Schroder Advisors and is not a separate expense of the Portfolio.

SHAREHOLDER SERVICING

    Shareholder inquiries and communications concerning the Fund may be directed to Forum Financial Corp. ("FFC"), the Fund's transfer agent. FFC acts as the Fund's transfer agent and dividend disbursing agent. FFC maintains for each shareholder of record, an account (unless such accounts are maintained by sub-transfer agents) to which all shares purchased are credited, together with any distributions that are reinvested in additional shares. FFC also performs other transfer agency functions and acts as dividend disbursing agent for the Trust. In addition, FFC performs portfolio accounting services for the Fund, including determination of the Fund's net asset value, pursuant to a separate agreement with the Trust. For its services, FFC receives a fee at an annual rate of 0.25% of each Fund's average daily net assets.

    FFC is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be processing organizations (as described under "Purchases and Redemptions of Shares - Purchases and Redemptions Through Financial Institutions"), FAS or affiliates of FAS, who agree to comply with the terms of the Transfer Agency Agreement. FFC may pay those agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust.

    FFC also is each Portfolio's transfer agent pursuant to Transfer Agency Agreements between Schroder Core and FFC and Core Trust and FFC. FFC is compensated for those services in the amount of $12,000 per year plus certain interestholder account fees.

EXPENSES OF THE TRUST

    The Funds (as well as the Portfolios) are obligated to pay for all of its expenses, subject to FAS's obligation to reimburse the Trust for excess expenses of the Funds. The Funds' expenses comprise Trust expenses attributable to the Funds and expenses not attributable to any particular portfolio of the Trust, which are allocated among the Funds and the portfolios in proportion to their average net assets. Except Investors Equity Fund, each Fund's expenses include the Fund's pro rata share of the operating expenses of the Portfolio, which are borne indirectly by the Fund's shareholders. A Fund's expenses include: interest charges; taxes; brokerage fees and commissions; certain insurance premiums; applicable fees and expenses under the Trust's, Core Trust's or Schroder Core's contracts with Forum Advisors, Norwest, SCMI, FAS, the Transfer Agent and any subcustodian; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; auditing, legal and compliance expenses; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; compensation of certain of the Trust's, Core Trust's or Schroder's trustees, officers and employees and other personnel performing services for the Trust, Core Trust or Schroder Core; and registration fees and related expenses.

    Forum Advisors, Norwest, SCMI, FAS and the Transfer Agent, in their sole discretion, may waive all or any portion of their respective fees, which are accrued daily and paid monthly. Any such waiver, which could be discontinued at any time, would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

PORTFOLIO TRANSACTIONS

    Each investment adviser monitors the creditworthiness of counterparties to the Funds' transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal credit risks and the benefits from the transaction justify the attendant risks.

    The investment advisers place orders for the purchase and sale of assets they manage with brokers and dealers selected by and in the discretion of the respective adviser. The investment advisers seek "best execution" for all portfolio transactions, but a Fund may pay higher than the lowest available commission rates when an investment adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction.

    Commission rates for brokerage transactions are fixed on many foreign securities exchanges, and this may cause higher brokerage expenses to accrue to a Fund that invests in foreign securities than would be the case for comparable transactions effected on U.S. securities exchanges.

    Subject to the Funds' policy of obtaining the best price consistent with quality of execution of transactions, each investment adviser may employ broker-dealer affiliates of the investment adviser (collectively "Affiliated Brokers") to effect brokerage transactions for the

Funds. The Fund's payment of commissions to Affiliated Brokers is subject to procedures adopted by the Board, the Core Trust Board or the Schroder Core Board, to provide that the commissions will not exceed the usual and customary broker's commissions charged by unaffiliated brokers. No specific portion of a Fund's brokerage will be directed to Affiliated Brokers and in no event will a broker affiliated with the investment adviser directing the transaction receive brokerage transactions in recognition of research services provided to the adviser. The investment advisers may effect transactions for the Funds (or the Portfolios) through brokers who sell Fund shares. The Funds have no obligation to deal with any specific broker or dealer in the execution of portfolio transactions.

    Although Investors Equity Fund and the Portfolios do not currently engage in directed brokerage arrangements to pay expenses, it may do so in the future. These arrangements, whereby brokers executing a Fund's or Portfolio's portfolio transactions would agree to pay designated expenses of the Fund or Portfolio if brokerage commissions generated by the Fund Portfolio reached certain levels, might reduce the Fund's or Portfolio's expenses (and, indirectly, the Fund's expenses). As anticipated, these arrangements would not materially increase the brokerage commissions paid by the Fund or Portfolio.

6.  PURCHASES AND REDEMPTIONS OF SHARES

GENERAL INFORMATION

    Investments in a Fund may be made either by an investor directly or through certain brokers and financial institutions of which the investor is a customer. All transactions in Fund shares are effected through the Transfer Agent, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders and charge a fee for certain shareholder services, although no such fees are currently contemplated.

    PURCHASES. Fund shares are sold at a price equal to their net asset value next-determined after acceptance of an order plus any applicable sales charge on all weekdays except days when the New York Stock Exchange is closed, normally, New Year's Day, Dr. Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas ("Fund Business Day") (see "Sales Charges" below). Fund shares are issued immediately after an order for the shares in proper form is accepted by the Transfer Agent. Each Fund's net asset value is calculated at 4:00 p.m., Eastern Time on each Fund Business Day. Fund shares become entitled to receive dividends on the next Fund Business Day after the order is accepted.

    The Funds reserve the right to reject any subscription for the purchase of their shares. Stock certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

    REDEMPTIONS. Fund shares may be redeemed without charge at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of the next determination of a Fund's net asset value following acceptance by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require).
 Shares redeemed are not entitled to receive dividends declared after the day on which the redemption becomes effective.

    Normally, redemption proceeds are paid immediately following, but in no event later than seven days following, acceptance of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used for investment has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the Securities and Exchange Commission.

    Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund. The Trust will only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's net assets, whichever is less, during any 90-day period.

    The Trust employs reasonable procedures to insure that telephone orders are genuine (which include recording certain transactions and the use of shareholder security codes). If the Trust did not employ such procedures it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, the telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach the Transfer Agent by telephone, requests may be mailed or hand-delivered to the Transfer Agent.

    Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $1,000. The Trust will not redeem accounts that fall below that amount solely as a result of a reduction in net asset value.

PURCHASE AND REDEMPTION PROCEDURES

    The following purchase and redemption procedures and shareholder services apply to investors who invest in a Fund directly. These investors may open an account by completing the application at the back of this Prospectus or by contacting the Transfer Agent at the address on the first page of this prospectus. For those shareholder services not referenced on the account application and to change information regarding a shareholder's account (such as addresses), investors should request an Optional Services Form from the Transfer Agent.

INITIAL PURCHASE OF SHARES

    There is a $5,000 minimum for initial investments in any Fund ($2,000 for individual retirement accounts).

    BY MAIL. Investors may send a check made payable to the Trust along with a completed account application to the Fund at the address listed above. Checks are accepted at full value subject to collection. If a check does not clear, the purchase order will be canceled and the investor will be liable for any losses or fees incurred by the Trust, the Transfer Agent or FFSI.

    BY BANK WIRE. To make an initial investment in any Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at (207) 879-0009 or 800-94FORUM (800-943-6786) to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:

    BankBoston
    Boston, Massachusetts
    ABA# 011000390
    For Credit To: Forum Financial Corp.
    Account #: 541-54171
           Re: [Name of Fund]
           Account #:_________________
           Account Name:_________________

    The investor should then promptly complete and mail the account application. Any investor planning to wire funds should instruct a bank early in the day so the wire transfer can be accomplished the same day. There may be a charge imposed by the bank for transmitting payment by wire, and there also may be a charge for the use of Federal funds.

SUBSEQUENT PURCHASES OF SHARES

    There is a $500 minimum for subsequent purchases. Subsequent purchases may be made by mailing a check or by sending a bank wire as indicated above. Shareholders using the wire system for purchase should first telephone the Trust at (207) 879-0009 or 800-94FORUM (800-943-6786) to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

    Shareholders may purchase Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in a Fund monthly or quarterly. Shareholders wishing to participate in this program may obtain the applicable forms from the Transfer Agent. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to the Transfer Agent.

REDEMPTION OF SHARES

    Shareholders that wish to redeem shares by telephone or by check or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several weeks after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

    BY MAIL. Shareholders may make a redemption in any amount by sending a written request to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for redemption must be signed by the shareholder with signature guaranteed and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed.

    BY TELEPHONE. A shareholder that has elected telephone redemption privileges may make a telephone redemption request by calling the Transfer Agent at (207) 879-0009 or 800-94FORUM (800-943-6786) and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

    BY BANK WIRE. For redemptions of more than $5,000, a shareholder that has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by Federal Funds wire to a bank account designated on the shareholder's account application. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day the redemption request in proper form is received by the Transfer Agent.

    AUTOMATIC REDEMPTIONS. Shareholders may redeem Fund shares at regular, preselected intervals by authorizing the automatic redemption of shares from their Fund account. Redemption proceeds will be sent either by check or by automatic transfer to a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under this program, shareholders may authorize the redemption of shares in amounts of $250 or more from their account monthly or quarterly. Shareholders may terminate their automatic redemptions or change the amount to be redeemed at any time by written notification to the Transfer Agent.

    OTHER REDEMPTION MATTERS. A signature guarantee is required for any written redemption request and for any endorsement on a stock certificate. In addition, a signature guarantee also is required for instructions to change a shareholder's record name or address, designated bank account for wire redemptions or automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account. Signature guarantees may be provided by any eligible institution, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures, acceptable to the Transfer Agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

    The Transfer Agent will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned for six months, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

SALES CHARGES

    The public offering price for shares of a Fund is the sum of the net asset value of the shares being purchased plus any applicable sales charge. No sales charge is assessed on the reinvestment of dividends or other distributions. The sales charge is assessed for each Fund as follows (net asset value percentages are rounded to the nearest one-hundredth percent):

Amount of Purchase                      Public         Net Asset       Dealers'
------------------                      ------         ---------       --------
                                    Offering Price      Value*       Reallowance
                                    --------------      ------       ------------
less than $100,000..................    4.00%            4.17%           3.50%
$100,000 but less than $200,000.....    3.50             3.63            3.10
$200,000 but less than $400,000.....    3.00             3.09            2.70
$400,000 but less than $600,000.....    2.50             2.56            2.25
$600,000 but less than $800,000.....    2.00             2.04            1.75
$800,000 but less than $1,000,000...    1.50             1.52            1.30
$1,000,000 and up...................    0.50             0.50            0.40

    * Rounded to the nearest one-hundredth percent.

    FFSI's commission is the sales charge shown above less any applicable discount reallowed to selected brokers and dealers (including banks and bank affiliates purchasing shares as principal or agent). Normally, FFSI will reallow discounts to selected brokers and dealers in the amounts indicated in the table above. From time to time, however, FFSI may elect to reallow the entire sales charge to selected brokers or dealers for all sales with respect to which orders are placed with FFSI during a particular period. The dealers' reallowance may be changed from time to time.

    In addition, from time to time and at its own expense, FFSI may provide compensation, including financial assistance, to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include: (i) the provision of travel arrangements and lodging, (ii) tickets for entertainment events and (iii) merchandise.

    No sales charge will be assessed on purchases made for investment purposes by: (a) any bank, trust company, savings association or similar institution with whom FFSI has entered into a share purchase agreement acting on behalf of the institution's fiduciary customer accounts or any account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a qualified retirement plan); (b) any registered investment adviser with whom FFSI has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts; (c) any registered investment adviser which is acting on behalf of its fiduciary customer accounts and for which it provides additional investment advisory services; (d) any broker-dealer with whom FFSI has entered into a Selected Dealer Agreement and a Fee-Based or Wrap Account Agreement and which is acting on behalf of its fee-based program clients; (e) directors and officers of the Trust; directors, officers and full-time employees of the Adviser, FFSI, any of their affiliates or any organization with which FFSI has entered into a selected dealer or processing agent agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative; (f) any person who has, within the preceding 90 days, redeemed Fund shares (but only on purchases in amounts not exceeding the redeemed amounts) and completes a reinstatement form upon investment; (g) persons who exchange into a Fund from a mutual fund other than a fund of the Trust that participates in the Trust's exchange program, See "Purchases and Redemptions of Shares _ Exchange Program;" and (h) employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986. The Trust may require appropriate documentation from an investor concerning that investor's eligibility to purchase Fund shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

REDUCED SALES CHARGES

    For an investor to qualify for a reduced sales charge as described below, the investor must notify the Transfer Agent at the time of purchase. Programs for reduced sales charges may be modified or terminated at any time and are subject to confirmation of an investor's holdings.

    RIGHTS OF ACCUMULATION. An investor's purchase of additional shares of a Fund may qualify for rights of accumulation ("ROA") wherein the applicable sales charge will be based on the total of the investor's current purchase and the net asset value (at the end of the previous Fund Business Day) of shares of a Fund held by the investor. For example, if an investor owned shares of a Fund worth $400,000 at the then current net asset value and purchased shares of the Fund worth an additional $50,000, the sales charge for the $50,000 purchase would be at the 2.50% rate applicable to a single $450,000 purchase, rather than at the 4.0% rate. To qualify for ROA on a purchase, the investor must inform the Transfer Agent and supply sufficient information to verify that each purchase qualifies for the privilege or discount.

    LETTER OF INTENT. Investors may also obtain reduced sales charges based on cumulative purchases by means of a written Letter of Intent ("LOI"), which expresses the investor's intention to invest $100,000 or more within a period of 13 months in shares of a Fund. Each purchase of shares under a LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI.

    An LOI is not a binding obligation upon the investor to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the LOI will be held subject to a registered pledge (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased within 13 months. Pledged shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the shares will be released from pledge. Share certificates are not issued for shares purchased under an LOI. Investors wishing to enter into an LOI can obtain a form of LOI from their broker or financial institution or by contacting the Transfer Agent.

EXCHANGES

    Fund shareholders are entitled to exchange their shares for shares of any other fund of the Trust or any other fund that participates in the exchange program and whose shares are eligible for sale in the shareholder's state of residence. Exchanges may only be made between accounts registered in the same name. A completed account application must be submitted to open a new account in a Fund through an exchange if the shareholder requests any shareholder privilege not associated with the existing account. Exchanges are subject to the fees charged by, and the restrictions listed in the prospectus for, and the fund into which a shareholder is exchanging, including minimum investment requirements. The Fund does not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make.

    The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Redemptions and purchases are effected at the respective net asset values of the two funds as next determined following receipt of proper instructions and all necessary supporting documents by the fund whose shares are being exchanged.

    If a shareholder exchanges into a fund that imposes a sales charge, that shareholder is required to pay the difference between that fund's sales charge and any sales charge the shareholder has previously paid in connection with the shares being exchanged. For example, if a shareholder paid a 2% sales charge in connection with the purchase of the shares of a fund and then exchanged those shares into another fund with a 3% sales charge, that shareholder would pay an additional 1% sales charge on the exchange. Shares acquired through the reinvestment of dividends and distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid. The exchange privilege may be modified materially or terminated by the Trust at any time upon 60 days' notice to shareholders.

    BY MAIL. Exchanges may be accomplished by written instructions to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guaranteed is not required) and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed.

    EXCHANGE BY TELEPHONE. Exchanges may be accomplished by telephone by any shareholder that has elected telephone exchange privileges by calling the Transfer Agent at (207) 879-0009 or 800-94FORUM (800-943-6786) and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.

RETIREMENT PROGRAMS

    INDIVIDUAL RETIREMENT ACCOUNTS. A single Fund should not be considered as a complete investment vehicle for the assets held in individual retirement accounts ("IRAs"). The minimum initial investment for an IRA is $2,000, and the minimum subsequent investment is $500. Individuals may make tax-deductible IRA contributions of up to a maximum of $2,000 annually. However, this deduction will be reduced if the individual or, in the case of a married individual filing jointly, either the individual or the individual's spouse is an active participant in an employer-sponsored retirement plan and has adjusted gross income above certain levels.

    EMPLOYEE BENEFIT PLANS. A Fund may be a suitable investment vehicle for part of the assets held in various employee benefit plans, including 401(k) plans, 403(b) plans and SARSEPs.

PURCHASES AND REDEMPTIONS THROUGH FINANCIAL INSTITUTIONS

    Shares may be purchased and redeemed through certain broker-dealer banks, trust companies and their affiliates, and other financial institutions, including affiliates of the Transfer Agent ("Processing Organizations"). Processing Organizations may receive as a dealer's reallowance a portion of the sales charge paid by their customers who purchase Fund shares. In addition, Processing Organizations may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund. The Trust is not responsible for the failure of any institution to promptly forward these requests.

    Investors who purchase shares through a Processing Organization may be charged a fee if they effect transactions in Fund Shares through a broker or agent and will be subject to the procedures of their Processing Organization, which may include limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. These investors should acquaint themselves with their Processing Organization's procedures and should read this Prospectus in conjunction with any materials and information provided by their Processing Organization. Customers who purchase Fund shares through a Processing Organization may or may not be the shareholder of record and, subject to their Processing Organization's and the Fund's procedures, may have Fund shares transferred into their name. Under their arrangements with the Trust, broker-dealer Processing Organizations are not generally required to deliver payment for purchase orders until several business days after a purchase order has been received by a Fund. Certain other Processing Organizations may also enter purchase orders with payment to follow.

    Certain shareholder services may not be available to shareholders who have purchased shares through a Processing Organization. These shareholders should contact their Processing Organization for further information. The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the Processing Organization and its customers. The Trust is not responsible for the failure of any Processing Organization to carry out its obligations to its customer. Certain states permit shares of a Fund to be purchased and redeemed only through registered broker-dealers, including the Fund's distributor.

7. DIVIDENDS AND TAX MATTERS

THE FUNDS

DIVIDENDS

    Dividends of a Fund's net investment income are declared and paid annually. Dividends of net capital gain, if any, realized by the Funds are distributed annually.

    Shareholders may have all dividends reinvested in additional shares of the Fund in which they invest or received in cash. In addition, shareholders may have dividends of net capital gain reinvested in additional shares of the Fund in which they invest and dividends of net investment income paid in cash. All dividends are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of a Fund.

    All dividends will be reinvested at a Fund's net asset value as of the payment date of the dividend. All dividends are reinvested unless another option is selected. All dividends not reinvested will be paid to the shareholder in cash and may be paid more than seven days following the date on which dividends would otherwise be reinvested.

TAXES

    Each Fund intends to continue to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986. As such, the Funds will not be liable for Federal income taxes on the net investment income and net capital gain distributed to their shareholders. Because the Funds intend to distribute all of their net investment income and net capital gain each year, the Fund should avoid all Federal income and excise taxes.

    Each Fund intends to elect, pursuant to Section 853 of the Code if the Fund is eligible to do so, to permit shareholders to take a credit (or a deduction) for foreign income taxes paid by the Fund. An investor should include as gross income in its Federal income tax returns both cash dividends received from a Fund and also the amount that the Fund advises is its pro rata portion of foreign income taxes paid with respect to, or withheld from, dividends and interest paid to the Fund from the Fund's foreign investments. An investor would then be entitled, subject to certain limitations, to take a foreign tax credit against its Federal income tax liability for the amount of such foreign taxes or else to deduct such foreign taxes as an itemized deduction from gross income.

    Dividends paid by a Fund out of its net investment income (including any realized net short-term capital gain) are taxable to shareholders as ordinary income. Distributions by the Fund of realized net long-term capital gain are taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder may have held shares in the Fund. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term capital loss to the extent of any long-term capital gain distribution received on those shares.

    Any dividend or distribution received by a shareholder reduces the net asset value of the shareholder's shares by the amount of the dividend or distribution. To the extent that the income or gain comprising a dividend or distribution were accrued by the Fund before the shareholder purchased the shares, the dividend or distribution would be in effect a return of capital to the shareholder. All dividends and distributions, including those that operate as a return of capital, however, are taxable as described above to the shareholder receiving them regardless of the length of time he may have held shares prior to the dividend or distribution.

    It is expected that a portion of a Fund's dividends to shareholders will qualify for the dividends received deduction for corporations.

    The Funds may be required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to the Fund is correct and that the shareholder is not subject to backup withholding.

    Reports containing appropriate information with respect to the Federal income tax status of dividends and distributions paid during the year by a Fund will be mailed to shareholders shortly after the close of each year.

    EFFECT OF FOREIGN TAXES. With respect to Funds that invest in foreign securities, foreign governments may impose taxes on the Fund or Portfolio and its investments, which generally reduce the Fund's income. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income or capital gain than was actually distributed by the Fund but will also show the amount of the available offsetting credit or deduction.

    If a Fund is eligible to do so, it intends to elect to permit its shareholders to take a credit (or a deduction) for the Fund's share of foreign income taxes paid by the Portfolio. If a Fund does make such an election, its shareholders would include as gross income in their federal income tax returns both: (i) distributions received from the Fund; and (ii) the amount that the Fund advises is their pro rata portion of foreign income taxes paid with respect to or withheld from, dividends and interest paid to the Fund or Portfolio from its foreign investments.

Shareholders then would be entitled, subject to certain limitations, to take a foreign tax credit against their federal income tax liability for the amount of such foreign taxes or else to deduct such foreign taxes as an itemized deduction from gross income.

    The foregoing is only a summary of some of the important Federal tax considerations generally affecting the Fund and their shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisors.

THE PORTFOLIOS

    The Portfolios are not required to pay Federal income taxes on their net investment income and capital gain, as they are treated as partnerships for Federal income tax purposes. All interest, dividends and gain and losses of a Portfolio are deemed to have been "passed through" to the Fund in proportion to its holdings of the Portfolio, regardless of whether such interest, dividends or gain have been distributed by the Portfolio or losses have been realized by the Portfolio. Investment income received by a Fund from sources within foreign countries may be subject to foreign income or other taxes, with respect to which shareholders may be entitled to claim a credit or deduction. See "The Funds - Taxes" immediately above.

8.  OTHER INFORMATION

PERFORMANCE INFORMATION

    Each Fund's performance may be quoted in advertising in terms of yield or total return. Both types are based on historical results and are not intended to indicate future performance. A Fund's yield is a way of showing the rate of income earned by the Fund as a percentage of the Fund's share price. Yield is calculated by dividing the net investment income of a Fund for the stated period by the average number of shares entitled to receive dividends and expressing the result as an annualized percentage rate based on the Fund's share price at the end of the period. Total return refers to the average annual compounded rates of return over some representative period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, after giving effect to the reinvestment of all dividends and distributions and deductions of expenses during the period. A Fund also may advertise its total return over different periods of time or by means of aggregate, average, year by year, or other types of total return figures. Because average annual returns tend to smooth out variations in a Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results. A computation of yield or total return that does not take into account the sales load paid by an investor will be higher than a computation based on the public offering price of the shares purchased that does take into account payment of a sales load.

    Each Fund's advertisements may reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC/Donoghue, Inc. In addition, the performance of a Fund may be compared to recognized indices of market performance. The comparative material found in a Fund's advertisements, sales literature or reports to shareholders may contain performance ratings. These are not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

    Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and in the view of FAS would permit a bank or bank affiliate to serve as a Processing Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought. It is not expected that shareholders would suffer adverse financial consequences as a result of any changes in bank or bank affiliate service arrangements.

DETERMINATION OF NET ASSET VALUE

    The Trust determines the net asset value per share of a Fund as of 4:00 p.m., Eastern Time, on each Fund Business Day by dividing the value of the Fund's net assets (I.E., the value of its portfolio securities and other assets less its liabilities) by the number of that Fund's shares outstanding at the time the determination is made. Securities owned by a Fund or Portfolio for which market quotations are readily available are valued at current market value or, in their absence, at fair value as determined by the Board, the Core Trust Board or the Schroder Core Board, as applicable, or pursuant to procedures approved by the Board, the Core Trust Board, or the Schroder Core Board, as applicable.

THE TRUST AND ITS SHARES

    The Trust was originally incorporated in Maryland on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. On January 5, 1996, Forum Funds, Inc. was reorganized as a Delaware business trust under the name Forum Funds. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may in the future divide portfolios or series into two or more classes of shares (such as Investor and Institutional Shares). Currently the authorized shares of the Trust are divided into 15 separate series.

    Generally, shares will be voted in the aggregate without reference to a particular portfolio, except if the matter affects only one portfolio or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

    From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

CORE & GATEWAY STRUCTURE

    THE PORTFOLIOS. Each of S&P 500 Index Fund, Small Cap Fund, International Equity Fund and Emerging Markets Fund seeks to achieve its investment objective by investing all of its investable assets in a Portfolio, which has substantially the same investment objective and policies as the Fund. Accordingly, the Portfolios directly acquire their own securities and the Funds acquire an indirect interest in those securities. Index Portfolio is a separate series of Core Trust, a business Trust organized under the laws of the State of Delaware in September 1994. The Schroder Portfolios are a separate series of Schroder Core, a business trust organized under the laws of the State of Delaware in September 1995. Each of Core Trust and Schroder Core is registered under the Act as an open-end management investment company. Core Trust currently has __ separate portfolios and Schroder Core currently has four separate portfolios. The assets of each Portfolio, belong only to, and the liabilities of each Portfolio are borne solely by, the Portfolio and no other portfolio of the respective trust.

    The investment objective and fundamental investment policies of the Funds and the Portfolios can be changed only with shareholder approval. See "Investment Objective and Policies" and "Management" for a complete description of the Portfolios' investment objective, policies, restrictions, management, and expenses.

    The Funds' investment in the Portfolios is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, each of the Portfolios has one other investor, another open-end management investment company, that invests exclusively in the Portfolio. The Portfolios may permit other investment companies or institutional investors to invest in them. All investors in a Portfolio will invest on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses.

    The Portfolios normally will not hold meetings of investors except as required by the Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subject to a vote of investors, as required by the Act and other applicable law, a Fund will solicit proxies from shareholders of the Fund and will vote its interest in the Portfolio in proportion to the votes cast by its shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio; indeed, if other investors hold a majority interest in a Portfolio, they could hold have voting control of the Portfolio.

    The Portfolios will not sell their shares directly to members of the general public. Another investor in a Portfolio, such as an investment company, that might sell its shares to members of the general public would not be required to sell its shares at the same public offering price as the Fund, and could have different advisory and other fees and expenses than the Fund. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in a Portfolio. There is currently one other investment company that invests exclusively in each Portfolio and offers its shares to members of the general public. Information regarding the funds that invest in the Schroder Portfolios and any such funds in the future will be available from Schroder Core by calling Forum Financial Corp. at (207) 879-8903. Information regarding the fund that invests in Index Portfolio and any such funds in the future will be available from Core Trust by calling Forum Financial Corp. at
(207) 879-1900.

    Under the Federal securities laws, any person or entity that signs a registration statement may be liable for a misstatement or omission of a material fact in the registration statement. Both Core Trust and Schroder Core, their respective Trustees and certain of their officers are required to sign the registration statement of the Trust and the registration statements of certain other publicly-offered investors in the Portfolio. In addition, under the Federal securities laws, Core Trust and Schroder Core could be liable for a misstatements or omissions of a material fact in any proxy soliciting material of a publicly-offered investor in Core Trust or Schroder Core, including the Fund. Under the Trust Instrument for Core Trust, each investor in Index Portfolio, including the Trust, indemnifies Core Trust and its Trustees and officers ("Core Trust Indemnitees") against certain claims. Likewise, under the Trust Instrument for the Schroder Core, each investor in the Schroder Portfolios, including the Trust, indemnifies Schroder Core and its Trustees and officers ("Schroder Core Indemnitees") against certain claims. Indemnified claims are those brought against Core Trust Indemnitees or Schroder Core Indemnitees but based on a misstatement or omission of a material fact in the investor's registration statement or proxy materials, except to the extent such claim is based on a misstatement or omission of a material fact relating to information about Core Trust or Schroder Core in the investor's registration statement or proxy materials that was supplied to the investor by Core Trust or Schroder Core. Similarly, Core Trust and Schroder Core indemnify each investor in their respective Portfolios, including the Funds, for any claims brought against the investor with respect to the investor's registration statement or proxy materials, to the extent the claim is based on a misstatement or omission of a material fact relating to information about Core Trust or Schroder Core that is supplied to the investor by Core Trust or Schroder Core. In addition, each registered investment company investor in Index Portfolio or in the Schroder Portfolios indemnifies each Core Trust Indemnitee or Schroder Core Indemnitee, respectively, against any claim based on a misstatement or omission of a material fact relating to information about a series of the registered investment company that did not invest in the Core Trust or Schroder Core. The purpose of these cross-indemnity provisions is principally to limit the liability of each of Core Trust and Schroder Core to information that it knows or should know and can control. With respect to other prospectuses and other offering documents and proxy materials of investors in Core Trust or in Schroder Core, Core Trust's and Schroder Core's liability is similarly limited to information about and supplied by Core Trust or Schroder Core, respectively.

    CERTAIN RISKS OF INVESTING IN THE PORTFOLIOS. A Fund's investment in a Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a Portfolio had a large investor other than the Fund that redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

    A Fund may withdraw its entire investment from a Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of the shareholders of all investors (including the Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio.
If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Fund withdrew its investment from a Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by Norwest or SCMI, as applicable, or another investment adviser or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of a Fund to find a suitable replacement investment, in the event that Norwest or SCMI did not manage the Fund's assets directly, could have a significant impact on shareholders of the Fund.

    Each investor in a Portfolio, including a Fund, will be liable for all obligations of the Portfolio, but not any other portfolio of Core Trust or Schroder Core, as applicable. The risk to an investor in a Portfolio of incurring financial loss on account of such liability, however, would be limited to circumstances in which the Portfolio was unable to meet its obligations. Upon liquidation of a Portfolio, investors, including the Fund, would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

[LOGO]
SHAREHOLDER INFORMATION
Forum Financial Corp.
P.O. Box 446
Portland, Maine 04112
207-879-0001 (IN PORTLAND, ME)
800-94FORUM (ELSEWHERE)

                                  TABLE OF CONTENTS

                                                             Page
                Prospectus Summary ..........................  2
                Financial Highlights ........................
                Investment Objective
                  And Policies ..............................
                Additional Investment Policies
                  Risk Considerations .......................
                Management ..................................
                Purchases And Redemptions
                  Of Shares .................................
                Dividends And Tax Matters ...................
                Other Information ...........................

                Account Application

FORUM FUNDS

DAILY ASSETS TREASURY FUND
DAILY ASSETS TREASURY FUND II
DAILY ASSETS GOVERNMENT FUND
DAILY ASSETS CASH FUND
DAILY ASSETS TAXSAVER FUND

Account Information and
Shareholder Servicing:                  Distributor:
     Forum Financial Corp.                   Forum Financial Services, Inc.
     P.O. Box 446                            Two Portland Square
     Portland, Maine  04112                  Portland, Maine  04101
     (207) 879-0001                          (207) 879-1900

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
November 15, 1997

This Statement of Additional Information supplements the Prospectuses dated November 15, 1997 offering Investor Shares, Institutional Service Shares and Institutional Shares of Daily Assets Treasury Fund, Daily Assets Treasury Fund II, Daily Assets Government Fund, Daily Assets Cash Fund and Daily Assets TaxSaver Fund, five portfolios of the Trust, and should be read only in conjunction with the applicable Prospectus, a copy of which may be obtained by an investor without charge by contacting the Trust's Distributor at the address listed above.

TABLE OF CONTENTS                                                 Page
                                                                  ----

          1.   General                                               2
          2.   Investment Policies                                   4
          3.   Investment Limitations                                9
          4.   Investment by Financial Institutions                 13
          5.   Performance Data                                     15
          6.   Management                                           18
          7.   Determination of Net Asset Value                     28
          8.   Portfolio Transactions                               29
          9.   Additional Purchase and
               Redemption Information                               29
          10.  Taxation                                             31
          11.  Other Information                                    32
          12.  Financial Statements                                 36

               Appendix A - Description of Securities Ratings
               Appendix B - Performance Information



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

1.   GENERAL

THE TRUST

The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc. Forum Funds, Inc. was incorporated on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create separate classes of shares within each series. The Trust currently offers shares of seventeen series and has three series that have not commenced operation as of the date of this SAI. The series of the Trust are as follows:

     Daily Assets Treasury Fund         Austin Global Equity Fund
     Daily Assets Treasury Fund II      Oak Hall Equity Fund
     Daily Assets Government Fund
     Daily Assets Cash Fund             Quadra International Equity Fund
     Daily Assets TaxSaver Fund         Quadra Limited Maturity Treasury Fund
                                        Quadra Opportunistic Bond Fund
     Investors Bond Fund                Quadra Value Equity Fund
     TaxSaver Bond Fund
     Maine Municipal Bond Fund
     New Hampshire Bond Fund

     Payson Value Fund
     Payson Balanced Fund.

DEFINITIONS

As used in this Statement of Additional Information, the following terms shall have the meanings listed:

"Adviser" means Forum Advisors or Linden, as applicable.

"Board" means the Board of Trustees of Forum Funds.

"Core Trust" means Core Trust (Delaware), a Delaware business trust.

"Core Trust Board" means the Board of Trustees of Core Trust (Delaware).

"FAS" means Forum Administrative Services, LLC

"FFC" means Forum Financial Corp.

"FFSI" means Forum Financial Services, Inc.

"Forum Advisors" means Forum Advisors, Inc.

"Fund" means Daily Assets Treasury Fund, Daily Assets Treasury Fund II, Daily Assets Government Fund, Daily Assets Cash Fund or Daily Assets TaxSaver Fund.

"Fund Business Day" has the meaning ascribed thereto in the current Prospectus of the Funds.

"Linden" means Linden Asset Management, Inc.

"NRSRO" means a nationally recognized statistical rating organization.

"Portfolio" means Treasury Portfolio, Treasury Cash Portfolio, Government Cash Portfolio, Cash Portfolio or Municipal Cash Portfolio, each a portfolio of Core Trust.

"SAI" means this Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"Subadviser" means Forum Advisors or Linden, as applicable, when acting as investment subadviser to a Portfolio.

"Treasury Securities" has the meaning ascribed thereto by the current Prospectus of the Funds.

"Trust" means Forum Funds, a Delaware business trust.

"U.S. Government Securities" has the meaning ascribed thereto by the current Prospectus of the Funds.

"1940 Act" means the Investment Company Act of 1940, as amended.

2.   INVESTMENT POLICIES

Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. The corresponding Portfolios of Daily Assets Treasury Fund, Daily Assets Treasury Fund II, Daily Assets Government Fund, Daily Assets Cash Fund and Daily Assets TaxSaver Fund, respectively, are Treasury Portfolio, Treasury Cash Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio. Following is information pertaining to the investment policies of the Portfolios, which supplements the investment policy information contained in the Funds' Prospectuses.

Each Fund has an investment policy that allows it to invest all of its investable assets in its corresponding Portfolio. All other investment policies of each Fund and its corresponding Portfolio are identical. Therefore, although this and the following sections provide supplemental information regarding the investment policies of the Portfolios (and the responsibilities of the Core Trust Board), they apply equally to the investment policies of the Funds (and the responsibilities of the Board). Information with respect to Daily Assets Treasury Fund for periods prior to December 5, 1995 (for instance, investment advisory fees paid), the date that Fund began investing in Treasury Portfolio, reflects information with respect to the Fund and the Fund's direct investment in securities.

Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. An increase in interest rates will generally reduce the market value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments.

Each Portfolio invests at least 95% of its total assets in securities in the highest rating category (as determined pursuant to Rule 2a-7 under the 1940
Act).

Government Cash Portfolio and Cash Portfolio currently are prohibited from purchasing any security issued by the Federal Home Loan Mortgage Corporation. This does not prohibit the Portfolios from entering into repurchase agreements collateralized with securities issued by the Federal Home Loan Mortgage Corporation.

Except for U.S. Government Securities and to the limited extent otherwise permitted by Rule 2a-7 under the 1940 Act, the Portfolios may not invest more than five percent of their total assets in (i) the securities of any one issuer or (ii) securities that are rated (or are issued by an issuer with comparable outstanding short-term debt that is rated) in the second highest rating category or are unrated and determined by an Adviser to be of comparable quality.

RATINGS AS INVESTMENT CRITERIA

Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and other NRSROs are private services that provide ratings of the credit quality of debt obligations. A description of the higher quality ratings assigned to debt securities by several NRSROs is included in Appendix A to this SAI. The Portfolios use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Subsequent to its purchase by a Portfolio, an issue of securities may cease to be rated or its rating may be reduced. A Portfolio's Adviser, and in certain cases the Core Trust Board, will consider such an event in determining whether the Portfolio should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to developments and events, so that an issuer's current financial condition may be better or worse than the rating indicates.

SMALL BUSINESS ADMINISTRATION SECURITIES

Each Portfolio (other than Municipal Cash Portfolio) may purchase securities issued by the Small Business Administration ("SBA"). SBA securities are variable rate securities that carry the full faith and credit of the United States Government, and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime rate. SBA securities generally have maturities at issue of up to 25 years. No Portfolio may purchase an SBA security if, immediately after the purchase, (i) the Portfolio would have more than 15% of its net assets invested in SBA securities or (ii) either the unamortized premium or unaccreted discount on SBA securities held by the Portfolio divided by the sum of the premium or discount securities' par amount, respectively, would exceed 2.5% (0.025).

ADJUSTABLE RATE MORTGAGE BACKED SECURITIES

The Portfolios (other than Treasury Portfolio) may purchase adjustable rate mortgage backed or other asset backed securities (such as SBA securities) that are U.S. Government Securities. Treasury Cash Portfolio may purchase mortgage backed or asset backed securities that are U.S. Treasury Securities. These types of securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgages or other loans which may be secured by real estate or other assets. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities. Some adjustable rate securities (or the underlying loans) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security.

Adjustable rate mortgage backed securities ("MBSs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. MBSs represent interests in pools of mortgages made by lenders such as commercial banks, savings associations, mortgage bankers and mortgage brokers and may be issued by governmental or government-related entities or by non-governmental entities such as commercial banks, savings associations, mortgage bankers and other secondary market issuers.

MBSs differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates in that MBSs provide periodic payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of MBSs are caused by prepayments resulting from the sale of the underlying property or the refinancing or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective maturities of MBSs, and occur more often during periods of declining interest rates.

Although the rate adjustment feature of MBSs may act as a buffer to reduce sharp changes in the value of MBSs, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rate on MBSs may lag behind changes in prevailing market interest rates. Also, some MBSs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security.

During periods of declining interest rates, income to the Portfolios derived from mortgages which are not prepaid will decrease as the coupon rate resets along with the decline in interest rates in contrast to the income on fixed-rate mortgages, which will remain constant. At times, some of the MBSs in which the Portfolios will invest will have higher-than-market interest rates, and will therefore be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the Portfolios to suffer a loss equal to the unamortized premium, if any.

During periods of rising interest rates, changes in the coupon rates of the mortgages underlying the Portfolios' investments may lag behind changes in market interest rates. This may result in a slightly lower value until the coupons reset to market rates. Many MBSs in the Portfolios' portfolios will have "caps" that limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and fluctuation in interest rates above these levels could cause these securities to "cap out" and to behave more like fixed-rate debt securities.

The Portfolios may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by MBSs or by pools of conventional mortgages. CMOs are typically structured with a number of classes or series that have different maturities and are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in pre-payments of the obligations comprising the collateral pool.

Since the inception of the mortgage-related pass-through security in 1970, the market for these securities has expanded considerably. The size of the primary issuance market and active participation in the secondary market by securities dealers and many types of investors make government and government-related pass-through pools highly liquid.

Governmental or private entities may create new types of MBSs in response to changes in the market or changes in government regulation of such securities. As new types of these securities are developed and offered to investors, the Adviser may, consistent with the investment objective and policies of a Portfolio, consider making investments in such new types of securities.

WHEN-ISSUED SECURITIES AND DELAYED DELIVERY SECURITIES

Each Portfolio may purchase securities on a when-issued or delayed delivery basis. In those cases, the purchase price and the interest rate payable on the securities are fixed on the transaction date and delivery and payment may take place a month or more after the date of the transaction. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Portfolio will record the transactions as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Failure of an issuer to deliver the security may result in the Portfolio incurring a loss or missing an opportunity to make an alternative investment. When a Portfolio agrees to purchase a security on a when-issued or delayed delivery basis, its custodian will set aside and maintain in a segregated account cash, U.S. Government Securities or other liquid assets with a market value at all times at least equal to the amount of its commitment.

Core Trust's custodian will set aside and maintain in a segregated account cash and securities with a market value at all times equal to the amount of each Portfolio's forward commitment obligations.

ILLIQUID SECURITIES

Each Portfolio may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means repurchase agreements not entitling the holder to payment of principal within seven days and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

The Core Trust Board has ultimate responsibility for determining whether specific securities are liquid or illiquid. The Core Trust Board has delegated the function of making day-to-day determinations of liquidity to the Advisers and, with respect to certain types of restricted securities which may be deemed to be liquid, has adopted guidelines to be followed by the Advisers. The Advisers take into account a number of factors in reaching liquidity decisions, including but not limited to (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer; (5) whether the security is registered; and (6) if the security is not traded in the United States, whether it can be freely traded in a liquid foreign securities market. The Advisers monitor the liquidity of the securities in each Portfolio's portfolio and report periodically to the Core Trust Board.

Certificates of deposit and other fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated by the Portfolio as illiquid securities if there is no readily available market for the instrument.

REPURCHASE AGREEMENTS AND SECURITIES LENDING

In order to obtain additional income, the Portfolios may from time to time lend securities from their portfolio to brokers, dealers and financial institutions. Securities loans must be callable at any time and must be continuously secured by collateral from the borrower in the form of cash or U.S. Government Securities. The Portfolios receive fees in respect of securities loans from the borrower or interest from investing the cash collateral. The Portfolios may pay fees to arrange the loans. As a fundamental policy, Treasury Portfolio, and as a nonfundamental policy, the other Portfolios, may not lend portfolio securities in an amount greater than 33 1/3% of the value of their total assets.

In connection with entering into repurchase agreements and securities loans, the Portfolios require continual maintenance by Core Trust's custodian of the market value of the underlying collateral in amounts equal to, or in excess of, the repurchase price plus the transaction costs (including loss of interest) that the Portfolios could expect to incur upon liquidation of the collateral if the counterparty defaults. The Portfolios' use of securities lending entails certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, a Portfolio might suffer a loss. Failure by the other party to deliver a security purchased by a Portfolio may result in a missed opportunity to make an alternative investment. The Adviser monitors the creditworthiness of counterparties to these transactions under the Core Trust Board's general supervision and pursuant to specific Core Trust Board adopted procedures and intend to enter into these transactions only when they believe the counterparties present minimal credit risks and the income to be earned from the transaction justifies the attendant risks.

VARIABLE AND FLOATING RATE SECURITIES

The yield of variable and floating rate securities varies in relation to changes in specific money market rates, such as the Prime Rate. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes. These changes are reflected in adjustments to the yields of the variable and floating rate securities, and different securities may have different adjustment rates. Accordingly, as interest rates increase or decrease, the capital appreciation or depreciation may be less on these obligations than for fixed rate obligations. To the extent that the Portfolios invest in long-term variable or floating rate securities, the Adviser believes that the Portfolios may be able to take advantage of the higher yield that is usually paid on long-term securities.

Cash Portfolio also may purchase variable and floating rate master notes of corporations, which are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay their outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations.
To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

INVESTMENT COMPANY SECURITIES

In connection with managing their cash positions, the Portfolios may invest in the securities of other investment companies within the limits proscribed by the 1940 Act. Under normal circumstances, each Portfolio intends to invest less than 5% of the value of its net assets in the securities of other investment companies. In addition to a Portfolio's expenses (including the various fees), as a shareholder in another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses (including fees).

ZERO-COUPON SECURITIES

All zero-coupon securities in which the Portfolios invest will have a maturity of less than 13 months.

3.   INVESTMENT LIMITATIONS

Fundamental investment limitations of a Fund or of a Portfolio cannot be changed without the affirmative vote of the lesser of (i) more than 50% of the outstanding interests of the respective Fund or Portfolio or (ii) 67% of the shares of the Fund or Portfolio present or represented at a shareholders or interestholders meeting at which the holders of more than 50% of the outstanding interests of the Fund or Portfolio are present or represented.

Except as required by the 1940 Act, if a percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Portfolio's assets, the change in status of a security or purchases and redemptions of shares will not be considered a violation of the limitation.

Each Fund has adopted the same fundamental and nonfundamental investment limitations as its corresponding Portfolio. In addition, the Portfolios and the Funds have adopted a fundamental policy which provides that, notwithstanding any other investment policy or restriction (whether fundamental), the Portfolio or Fund, as applicable, may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objectives, policies and restrictions as the Fund or Portfolio, as applicable.

DAILY ASSETS TREASURY FUND/TREASURY PORTFOLIO

Treasury Portfolio has adopted the following fundamental investment limitations which are in addition to those contained in the Prospectuses of Daily Assets Treasury Fund and which may not be changed without shareholder approval. The Portfolio may not:

(1) With respect to 75% of its assets, purchase securities, other than U.S. Government Securities, of any one issuer if more than 5% of the value of the Portfolio's total assets would at the time of purchase be invested in any one issuer.

(2) Purchase securities, other than U.S. Government Securities, if more than 25% of the value of the Portfolio's total assets would be invested in securities of issuers conducting their principal business activity in the same industry, provided that consumer finance companies and industrial finance companies are considered to be separate industries and that there is no limit on the purchase of the securities of domestic commercial banks.

(3) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed to be an underwriter for purposes of the Securities Act of 1933.

(4) Purchase or sell real estate or any interest therein, except that the Portfolio may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

(5) Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

(6) Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests). Total borrowings may not exceed 33 1/3% of the Portfolio's total assets and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of each the Portfolio's total assets. Outstanding borrowings in excess of 5% of the value of the Portfolio's total assets must be repaid before any subsequent investments are made by the Portfolio.

(7) Issue senior securities except pursuant to Section 18 of the 1940 Act and except that the Portfolio may borrow money subject to investment limitations specified in the Portfolio's Prospectus.

(8) Make loans, except that the Portfolio may (i) purchase debt securities which are otherwise permissible investments, (ii) enter into repurchase agreements and (iii) lend portfolio securities.

(9) Purchase or sell real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate.)

(10) Pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness. Collateralized loans of securities are not deemed to be pledges or hypothecations for this purpose.

(11)  Write put and call options.

(12)  Invest for the purpose of exercising control over any person.

(13)  Purchase restricted securities.

Daily Assets Treasury Portfolio has adopted the following nonfundamental investment limitations that may be changed by the Core Trust Board without shareholder approval. The Portfolio may not:

(a) Purchase securities having voting rights, except the Portfolio may invest in securities of other investment companies to the extent permitted by the 1940 Act.

(b) Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

(c) Invest in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors, unless guaranteed as to principal and interest by an issuer in whose securities the Portfolio could invest.

(d) Invest in or hold securities of any issuer if officers and Trustees of the Trust or the Adviser, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities.

(e) Invest in interests in oil or gas or interests in other mineral exploration or development programs.

DAILY ASSETS TREASURY FUND II, DAILY ASSETS GOVERNMENT FUND, DAILY ASSETS CASH FUND, DAILY ASSETS TAXSAVER FUND/TREASURY CASH PORTFOLIO, GOVERNMENT CASH PORTFOLIO, CASH PORTFOLIO, MUNICIPAL CASH PORTFOLIO

Treasury Cash Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio have adopted the following fundamental investment limitations which are in addition to those contained in the Prospectuses offering Daily Assets Treasury Fund II, Daily Assets Government Fund, Daily Assets Cash Fund and Daily Assets TaxSaver Fund and which may not be changed without shareholder approval. Each Portfolio may not:

(1) With respect to 75% of its assets, purchase a security other than a U.S. Government Security (or, in the case of Municipal cash Portfolio, other than a security of an investment company) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer.

(2) Purchase securities if, immediately after the purchase, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities.

(3) Underwrite securities of other issuers, except to the extent that the Portfolio may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

(4) Purchase or sell real estate or any interest therein, except that the Portfolio may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

(5) Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

(6) Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the value of the Portfolio's total assets.

(7) Issue senior securities except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, and provided that the Portfolio may issue shares of additional series or classes that the Trustees may establish.

(8) Make loans except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

(9) With respect to Government Cash Portfolio, purchase or hold any security that (i) a Federally chartered savings association may not invest in, sell, redeem, hold or otherwise deal pursuant to law or regulation, without limit as to percentage of the association's assets and (ii) pursuant to 12 C.F.R. Section 566.1 would cause shares of the Portfolio not to be deemed to be short term liquid assets when owned by Federally chartered savings associations.

For purposes of limitation (2): (i) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (ii) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (iii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

Treasury Cash Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio have adopted the following nonfundamental investment limitations that may be changed by the Core Trust Board without shareholder approval. Each Portfolio may not:

(a) With respect to 100% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer, unless the investment is permitted by Rule 2a-7 under the 1940 Act.

(b) Purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding; and if at any time the Portfolio's borrowings exceed the Portfolio's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets.

(c) Purchase securities that have voting rights, except the Portfolio may invest in securities of other investment companies to the extent permitted by the 1940 Act.

(d) Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

(e) Invest in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors (unless guaranteed as to principal and interest by an issuer in whose securities the Portfolio could invest), if as a result, more than 5% of the value of the Portfolio's total assets would be so invested.

(f) Invest in oil, gas or other mineral exploration or development programs, or leases, or in real estate limited partnerships; provided that the Portfolio may invest in securities issued by companies engaged in such activities.

(g) Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

4.   INVESTMENTS BY FINANCIAL INSTITUTIONS

INVESTMENT BY SHAREHOLDERS THAT ARE BANKS - DAILY ASSETS GOVERNMENT FUND

Government Cash Portfolio invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators (the "Guidelines"). In the event that the Guidelines are revised, the Portfolio's portfolio will be modified accordingly, including by disposing of portfolio securities or other instruments that no longer qualify under the Guidelines. In addition, the Portfolio does not intend to hold in its portfolio any securities or instruments that would be subject to restriction as to amount held by a National bank under Title 12, Section 24 (Seventh) of the United States Code. If the Portfolio's portfolio includes any instruments that would be subject to a restriction as to amount held by a National bank, investment in the Portfolio may be limited.

The Guidelines provide that shares of an investment fund are generally assigned to the risk-weight category applicable to the highest risk-weighted security or instrument that the fund is permitted to hold. Accordingly, Portfolio shares should qualify for a 20% risk weighting under the Guidelines. The Guidelines also provide that, in the case of an investment fund whose shares should qualify for a risk weighting below 100% due to limitations on the assets which it is permitted to hold, bank examiners may review the treatment of the shares to ensure that they have been assigned an appropriate risk-weight. In this connection, the Guidelines provide that, regardless of the composition of an investment fund's assets, shares of a fund may be assigned to the 100% risk-weight category if it is determined that the fund engages in activities that appear to be speculative in nature or has any other characteristics that are inconsistent with a lower risk weighting. The Adviser has no reason to believe that such a determination would be made with respect to the Portfolio. Their are various subjective criteria for making this determination and, therefore, it is not possible to provide any assurance as to how Portfolio shares will be evaluated by bank examiners.

Before acquiring Fund shares, prospective investors that are banks or bank holding companies, particularly those that are organized under the laws of any country other than the United States or of any state, territory or other political subdivision of the United States, and prospective investors that are U.S. branches and agencies of foreign banks or Edge Corporations, should consult all applicable laws, regulations and policies, as well as appropriate regulatory bodies, to confirm that an investment in Fund Shares is permissible and in compliance with any applicable investment or other limits.

Fund Shares held by National banks are generally required to be revalued periodically and reported at the lower of cost or market value. Such shares may also be subject to special regulatory reporting, accounting and tax treatment. In addition, a bank may be required to obtain specific approval from its board of directors before acquiring Fund shares, and thereafter may be required to review its investment in a Fund for the purpose of verifying compliance with applicable Federal banking laws, regulations and policies.

National banks generally must review their holdings of shares of a Fund at least quarterly to ensure compliance with established bank policies and legal requirements. Upon request, the Portfolios will make available to the Funds investors information relating to the size and composition of their portfolio for the purpose of providing Fund shareholders with this information.

INVESTMENT BY SHAREHOLDERS THAT ARE CREDIT UNIONS - DAILY ASSETS GOVERNMENT FUND AND DAILY ASSETS TREASURY FUND II

Treasury Cash Portfolio and Government Cash Portfolio limit their investments to investments that are legally permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act (including 12 U.S.C.
Section 1757(7), (8) and (15)) and the applicable rules and regulations of the National Credit Union Administration (including 12 C.F.R. Part 703, Investment and Deposit Activities), as such statutes and rules and regulations may be amended. The Portfolios limit their investments to U.S. Government Securities (including

Treasury STRIPS) and repurchase agreements fully collateralized by U.S. Government Securities. Certain U.S. Government Securities owned by a Portfolio may be mortgage or asset backed, but, except to reduce interest rate risk, no such security will be (i) a stripped mortgage backed security ("SMBS"), (ii) a collateralized mortgage obligation ("CMO") or real estate mortgage investment conduit ("REMIC") that meets any of the tests outlined in 12 C.F.R. Section 703.5(g) or (iii) a residual interest in a CMO or REMIC. In order to reduce interest rate risk, the Portfolios may purchase a SMBS, CMO, REMIC or residual interest in a CMO or REMIC but only in accordance with 12 C.F.R. Section 703.5(i). Treasury Cash Portfolio and Government Cash Portfolio have no current intention to make any such investment. The Portfolios also may invest in reverse repurchase agreements in accordance with 12 C.F.R. 703.4(e) to the extent otherwise permitted hereunder and in the Prospectus.

INVESTMENTS BY SHAREHOLDERS THAT ARE SAVINGS ASSOCIATIONS - DAILY ASSETS TREASURY FUND II AND DAILY ASSETS GOVERNMENT PORTFOLIO

Treasury Cash Portfolio and Government Cash Portfolio limit their investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage under applicable provisions of the Home Owners' Loan Act (including 12 U.S.C. Section 1464) and the applicable rules and regulations of the Office of Thrift Supervision, as such statutes and rules and regulations may be amended. In addition, the Portfolios limit their investments to investments that are permissible for an open-end investment company to hold and would permit shares of the investment company to qualify as liquid assets under 12 C.F.R. Section 566.1(g) and as short-term liquid assets under 12 C.F.R. Section 566.1(h). These policies may be amended only by approval of a Portfolio's or Fund's shareholders, as applicable.

5.   PERFORMANCE DATA

For a listing of certain performance data as of August 31, 1997, see Appendix B.

YIELD INFORMATION

Each Fund may provide current annualized and effective annualized yield quotations for each class based on its daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by a Fund is historical and is not intended to indicate future returns.

In performance advertising the Funds may compare any of their performance information with data published by independent evaluators such as Morningstar, Lipper Analytical Services, Inc., IBC/Donoghue, Inc. or CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Funds may also compare any of their performance information with the performance of recognized stock, bond and other indices. The Funds may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of a Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

Any current yield quotation of a class of a Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and shall be calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by a Fund shall be calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

Although published yield information is useful to investors in reviewing a class' performance, investors should be aware that each Fund's yield fluctuates from day to day and that the class' yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Also, Participating Organizations (as that term is used in the Prospectus) may charge their customers direct fees in connection with an investment in a Fund, which will have the effect of reducing the class' net yield to those shareholders. The yields of a class are not fixed or guaranteed, and an investment in the Fund is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of the Fund with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate directly to compare a Fund's yield information to similar information of investment alternatives which are insured or guaranteed.

Income calculated for the purpose of determining a class' yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a class may differ from the rate of distribution the class paid over the same period or the rate of income reported in the Fund's financial statements.

OTHER PERFORMANCE AND SALES LITERATURE MATTERS

Total returns quoted in sales literature reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions. Average annual returns generally are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Funds.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula:

            n
      P(1+T)  = ERV

      Where:
               P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
               ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.

OTHER ADVERTISING MATTERS

The Funds may advertise other forms of performance. For example, average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of the se factors and their contributions to total return. Any performance information may be presented numerically or in a table, graph or similar illustration.

A Fund may also include various information in its advertisements. Information included in the Fund's advertisements may include, but is not limited to: (i) the Fund's (or the Fund's corresponding Portfolios) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument or by maturity, (ii) descriptions of the portfolio managers of the Fund or the Fund's corresponding Portfolio and the portfolio management staff of Linden or Forum Advisors or summaries of the views of the portfolio managers with respect to the financial markets, (iii) the results of a hypothetical investment in a Fund over a given number of years, including the amount that the investment would be at the end of the period, (iv) the effects of earning Federally and, if applicable, state tax-exempt income from the Fund or investing in a tax-deferred account, such as an individual retirement account and (v) the net asset value, net assets or number of shareholders of a Fund as of one or more dates.

In connection with its advertisements a Fund may provide "shareholders' letters" which serve to provide shareholders or investors an introduction into the Fund's, the Portfolio's, the Trust's, the Core Trust's or any of the Trust's or the Core Trust's service providers' policies or business practices.

6.   MANAGEMENT

TRUSTEES AND OFFICERS OF THE TRUST

The trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.

John Y. Keffer,* Chairman and President (age 54)

        President and Director, Forum Financial Services, Inc. (a registered broker-dealer), Forum Administrative Services, LLC (a mutual fund administrator), Forum Financial Corp. (a registered transfer agent) and Forum Advisors, Inc. (a registered investment adviser). Mr. Keffer is a Trustee and/or officer of various registered investment companies for which Forum Administrative Services, LLC serves as manager or administrator and for which Forum Financial Services, Inc. serves as distributor. His address is Two Portland Square, Portland, Maine 04101.

Costas Azariadis, Trustee (age 53)

        Professor of Economics, University of California, Los Angeles, since July 1992. Prior thereto, Dr. Azariadis was Professor of Economics at the University of Pennsylvania. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.

James C. Cheng, Trustee (age 54)

        President of Technology Marketing Associates (a marketing consulting company) since September 1991. Prior thereto, Mr. Cheng was President and Chief Executive Officer of Network Dynamics, Incorporated (a software development company). His address is 27 Temple Street, Belmont, Massachusetts 02178.

J. Michael Parish, Trustee (age 53)

        Partner at the law firm of Winthrop Stimson Putnam & Roberts since 1989. Prior thereto, he was a partner at LeBoeuf, Lamb, Leiby & MacRae, a law firm of which he was a member from 1974 to 1989. His address is 40 Wall Street, New York, New York 10005.

Mark D. Kaplan, Vice President, Assistant Treasurer and Assistant Secretary (age
41)

        Managing Director at Forum Financial Services, Inc. since September 1995. Prior thereto, Mr. Kaplan was Managing Director and Director of Research at H.M. Payson & Co. His address is Two Portland Square, Portland, Maine 04101.

Robert Campbell, Treasurer (age 36)

        Director of Fund Accounting, Forum Accounting Services, LLC., with which he has been associated since April 1997. Prior thereto, Mr. Campbell was the Vice President of Domestic Operations for State Street Fund Services in Toronto, Ontario, and prior to that, Mr. Campbell served as Assistant Vice President/Fund

        Manager of Mutual Fund, State Street Bank & Trust in Boston, Massachusetts. Mr. Campbell is also treasurer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

David I. Goldstein, Secretary (age 35)

        General Counsel, Forum Financial Services, Inc., with which he has been associated since 1991. Prior thereto, Mr. Goldstein was associated with the law firm of Kirkpatrick & Lockhart LLP. Mr. Goldstein is also Secretary or Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

Max Berueffy, Assistant Secretary (age 44)

        Counsel, Forum Financial Services, Inc., with which he has been associated since 1994. Prior thereto, Mr. Berueffy was on the staff of the U.S. Securities and Exchange Commission for seven years, first in the appellate branch of the Office of the General Counsel, then as a counsel to Commissioner Grundfest and finally as a senior special counsel in the Division of Investment Management. Mr. Berueffy is also Secretary or Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

Cheryl O. Tumlin, Assistant Secretary (age 31)

        Assistant Counsel, Forum Financial Services, Inc., with which she has been associated since July 1996. Prior thereto, Ms. Tumlin was on the staff of the U.S. Securities and Exchange Commission as an attorney in the Division of Market Regulation and prior thereto Ms. Tumlin was an associate with the law firm of Robinson Silverman Pearce Aronsohn & Berman in New York, New York. Ms. Tumlin is also Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

M. Paige Turney, Assistant Secretary (age 28).

        Fund Administrator, Forum Financial Services, Inc., with which she has been associated since 1995. Ms. Turney was employed from 1992 as a Senior Fund Accountant with First Data Corporation in Boston, Massachusetts. Prior thereto she was a student at Montana State University. Ms. Turney is also Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

TRUSTEES AND OFFICERS OF CORE TRUST

The Trustees and officers of Core Trust and their principal occupations during the past five years are set forth below. Each of the Trustees of the Trust is also a Trustee of Core Trust and several officers of the Trust serve as officers of Core Trust . Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk. Accordingly, for background information pertaining to the Trustees and these officers, see "Trustees and Officers of the Trust" above.

John Y. Keffer,* Chairman and President.

Costas Azariadis, Trustee.

James C. Cheng, Trustee.

J. Michael Parish, Trustee.

Robert Campbell, Treasurer

David I. Goldstein, Secretary

Renee A. Walker, Assistant Secretary (age 26).

        Fund Administrator, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, Ms. Walker was an administrator at Longwood Partners (the manager of a hedge fund partnership) for a year. After graduating from college, from 1991 to 1993 Ms. Walker was a sales representative assistant at PaineWebber Incorporated (a broker-dealer). Her address is Two Portland Square, Portland, Maine 04101.

Sara M. Clark, Vice President, Assistant Secretary and Assistant Treasurer (age
33).

        Managing Director, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, from 1991 to 1994 Ms. Clark was Controller of Wright Express Corporation (a national credit card company) and for six years prior thereto was employed at Deloitte & Touche LLP as an accountant. Ms. Clark is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

Thomas G. Sheehan, Vice President and Assistant Secretary (age 42)

        Counsel, Forum Financial Services, Inc. since October, 1993. Prior thereto, Mr. Sheehan was a Special Counsel in the Division of Investment Management of the U.S. Securities and Exchange Commission in Washington, D.C. His address is Two Portland Square, Portland, Maine 04101.

TRUSTEE COMPENSATION

Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and $1,000 for each committee meeting attended on a date when a Board meeting is not held. As of March 31, 1997, in addition to the $1,000 for each Board meeting attended, each Trustee is paid $100 per active portfolio of the Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. No officer of the Trust is compensated by the Trust.

The following table provides the aggregate compensation paid to each Trustee. The Trust has not adopted any form of retirement plan covering Trustees or officers. Information is presented for the fiscal year ended March 31, 1997.

                                               Accrued             Annual
                          Aggregate            Pension          Benefits Upon           Total
     Trustee            Compensation          Benefits           Retirement         Compensation
     -------            ------------          --------           ----------         ------------
     Mr. Keffer             None                None                None                None
     Mr. Azariadis         $4,000               None                None               $4,000
     Mr. Cheng             $4,000               None                None               $4,000
     Mr. Parish            $4,000               None                None               $4,000

Each of the Trustees of the Trust is also a Trustee of Core Trust. Each Trustee of Core Trust (other than John Y. Keffer, who is an interested person of Core Trust) is paid $1,000 for each Core Trust Board meeting attended

(whether in person or by electronic communication) plus $100 per active portfolio of Core Trust and is paid $1,000 for each committee meeting attended on a date when a Core Trust Board meeting is not held. To the extent a meeting relates to only certain portfolios of Core Trust, trustees are paid the $100 fee only with respect to those portfolios. Core Trust trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Core Trust Board. For the fiscal year of the Portfolios ended August 31, 1997, each Core Trust trustee received fees totalling $____.

INVESTMENT ADVISERS

Forum Advisors, Inc., Treasury Portfolio's and Municipal Cash Portfolio's investment adviser and Linden Asset Management, Inc., Treasury Cash Portfolio's, Government Cash Portfolio's and Cash Portfolio's investment adviser, each furnishes to the Portfolio(s) which it advises at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting portfolio transactions for the Portfolio, pursuant to an investment advisory agreement between the Adviser and Core Trust (an "Advisory Agreement"). Each Advisory Agreement provides, with respect to the Portfolio, for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided the Advisory Agreement is specifically approved at least annually by the Core Trust Board or by vote of the shareholders of the Portfolio, and in either case by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.

Table 1 in Appendix C shows the dollar amount of fees paid under the Investment Advisory Agreement between Core Trust and the applicable Adviser with respect to each Portfolio or, prior to Daily Assets Treasury Fund investing in Treasury Portfolio, the dollar amount of fees paid under the Investment Advisory Agreement between the Trust and Forum Advisors with respect to the Fund. This information is provided for the past three years (or shorter time a Portfolio has been operational).

Each Advisory Agreement is terminable without penalty by Core Trust with respect to the Portfolio on 60 days' written notice when authorized either by vote of the Portfolio's shareholders or by a vote of a majority of the Core Trust Board, or by the Adviser on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement also provides that, with respect to the Portfolio, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or by reason of reckless disregard of its obligations and duties under the Advisory Agreement. The Advisory Agreement provides that the Adviser may render services to others.

In addition to receiving an advisory fee from a Portfolio it advises, an Adviser may also act and be compensated as investment manager for its clients with respect to assets which are invested in the Portfolio. In some instances the Adviser may elect to credit against any investment management fee received from a client who is also a shareholder in the Portfolio an amount equal to all or a portion of the fees received by the Adviser or any affiliate of the Adviser from the Portfolio with respect to the client's assets invested in the Portfolio.

Each Adviser has agreed, with respect to each portfolio(s) it manages, to reimburse Core Trust for certain of the Portfolio's operating expenses (exclusive of interest, taxes, brokerage, fees and organization expenses, all to the extent permitted by applicable state law or regulation) which in any year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale.

Subject to the above obligations to reimburse Core Trust for its excess expenses, Core Trust and the Trust have confirmed their respective obligations to pay all their other expenses, including: interest charges, taxes, brokerage fees and commissions; certain insurance premiums; fees, interest charges and expenses of the custodian, transfer agent and dividend disbursing agent; telecommunications expenses; auditing, legal and compliance expenses; costs of forming the corporation and maintaining corporate existence; costs of preparing and printing the Trust's prospectuses, statements of additional information, account application forms and shareholder reports and delivering them to existing and prospective shareholders; costs of maintaining books of original entry for portfolio and fund accounting and other required books and accounts and of calculating the net asset value of shares of Core Trust and the Trust; costs of reproduction, stationery and supplies; compensation of Trustees, officers and employees of Core and costs of other personnel performing services for Core Trust and the Trust who are not officers of an Adviser, the manager and distributor or their respective affiliates; costs of corporate meetings; SEC registration fees and related expenses; state securities laws registration fees and related expenses; and fees payable to the Adviser under the Investment Advisory Agreement.

INVESTMENT SUBADVISERS. Linden serves as an investment subadviser to Treasury Portfolio under an Investment Subadvisory Agreement with Forum Advisors and Core Trust. Forum Advisors serves as an investment advisor to Government Cash Portfolio, Cash Portfolio under an Investment Subadvisory Agreement with Linden and Core Trust. Pursuant to each Investment Subadvisory Agreement, from time to time the Subadviser provides the Adviser with assistance regarding certain of the Adviser's responsibilities to the Portfolio, including management of all or part of the Portfolio's investment portfolios. Each Investment Subadvisory Agreement will remain in effect for a period of 24 months and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Core Trust Board or by vote of the Portfolio's shareholders, and in either case, by a majority of the Trustees of Core Trust who are not parties to the Investment Subadvisory Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Investment Subadvisory Agreement. To the extent and for the period of time the Adviser has delegated its responsibilities to the Subadviser, the Adviser pays the advisory fee for such period to the Subadviser.

Each Investment Subadvisory Agreement is terminable with respect to the Portfolio without penalty by Core Trust on 60 days' written notice when authorized either by vote of the Portfolio's shareholders or by vote of a majority of the Core Trust Board, or by the Subadviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Investment Subadvisory Agreement also provides that, with respect to the Portfolio, the Subadviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of the Subadvisers' duties or by reason of reckless disregard of the Subadvisers' obligations and duties under the Investment Subadvisory Agreement.

INVESTMENT ADVISORY SERVICES TO THE FUNDS. The Trust has retained Forum Advisors as investment adviser to the Funds under arrangements and an agreement substantially similar to the arrangements and agreement described above with respect to the Portfolios and Forum Advisors. Forum's fee from each Fund is 0.05% of the Fund's average annual daily net assets; however, no fee is payable for investment advisory services under these agreements as long as a Fund is invested in its corresponding Portfolio or a similar investment.

ADMINISTRATION

Table 2 in Appendix C shows the dollar amount of fees paid for administrative services by the Funds and the Portfolios. This information is provided for the past three years (or shorter time a Portfolio has been operational).

THE TRUST. Pursuant to an administration agreement (the "Trust Administration Agreement"), FAS supervises the overall management of the Trust (which includes, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent and custodian and arranging for maintenance of books and records of the Trust) and provides the Trust with general office facilities. The Trust Administration Agreement may be terminated by either party without penalty on 60 days' written notice and may not be assigned except upon written consent by both parties. The Trust Administration Agreement also provides that FAS shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of FAS's duties or by reason of reckless disregard of its obligations and duties under the Trust Administration Agreement. Prior to June 19, 1997, FFSI provided administration services to the Trust.

FAS provides persons satisfactory to the Board to serve as officers of the Trust. Those officers, as well as certain other employees and Trustees of the Trust, may be Trustees, officers or employees of (and persons providing services to the Trust may include) FAS, FFSI, their affiliates or affiliates of Forum Advisors.

CORE TRUST. Pursuant to a management agreement with Core Trust (the "Core Trust Management Agreement"), FAS supervises the overall management of Core Trust (which includes, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the custodian and arranging for maintenance of books and records of Core Trust) and provides Core Trust with general office facilities. The Core Trust Management Agreement provides, with respect to the Portfolios, for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided the agreement is specifically approved at least annually by the Core Trust Board or by the shareholders of the Portfolios, and in either case by a majority of the Trustees who are not parties to the Core Trust Management Agreement or interested persons of any such party. Prior to November 15, 1997, FFSI provided administration services to Core Trust.

The Core Trust Management Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Portfolio by vote of a Portfolio's shareholders or by either party on 60 days' written notice. The Core Trust Management Agreement also provides that FFSI shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of Core Trust, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's duties or by reason of reckless disregard of its obligations and duties under the Core Trust Management Agreement.

Athe request of the Core Trust Board, FAS provides persons satisfactory to the Core Trust Board to serve as officers of Core Trust.

DISTRIBUTION

FFSI was incorporated under the laws of the State of Delaware on February 7, 1986 and serves as distributor of shares of the Portfolio pursuant to a Distribution Agreement between FFSI and the Trust (the "Trust Distribution Agreement"). The Trust Distribution Agreement provides, with respect to each Fund, for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided the Trust Distribution Agreement is specifically approved at least annually by the Board or by the shareholders of the Fund, and in either case by a majority of the Trustees who are not parties to the Trust Distribution Agreement or interested persons of any such party.

The Trust Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to each Fund by vote of the Fund's shareholders or by either party on 60 days' written notice. The Trust Distribution Agreement also provides that FFSI shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of services to the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of FFSI's duties or by reason of reckless disregard of its obligations and duties under the Trust Distribution Agreement.

With respect to any class that has adopted a distribution plan, the Trust Distribution Agreement is also terminable upon similar notice by a majority of the Trustees who (i) are not interested persons of the Trust and (ii) have no direct or indirect financial interest in the operation of that distribution plan or in the Trust Distribution Agreement ("Qualified Trustees").

FFSI acts as sole placement agent for interests in the Portfolios and receives no compensation for those services from the portfolios.

INVESTOR CLASS DISTRIBUTION PLAN. In accordance with Rule 12b-1 under the 1940 Act, with respect to the Investor Class of each Fund, the Trust adopted a distribution plan (the "Investor Class Plan") which provides for the payment to Forum of a Rule 12b-1 fee at the annual rate of 0.15% of the average daily net assets of the Investor class of each Fund as compensation for Forum's services as distributor.

The Investor Class Plan provides that all written agreements relating to that plan must be approved by the Board, including a majority of the Qualified Trustees. In addition, the Investor Class Plan (as well as the Distribution Agreement) requires the Trust and Forum to prepare and submit to the Board, at least quarterly, and the Board will review, written reports setting forth all amounts expended under the Investor Class Plan and identifying the activities for which those expenditures were made.

The Investor Class Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Qualified Trustees. The Investor Class Plan further provides that it may not be amended to increase materially the costs which may be borne by the Trust for distribution pursuant to the Investor Class Plan without shareholder approval and that other material amendments of the Investor Class Plan must be approved by the Qualified Trustees. The Investor Class Plan may be terminated at any time by the Board, by a majority of the Qualified Trustees, or by a Fund's Investor class shareholders.

Table 3 in Appendix C shows the dollar amount of fees payable under the Investor Class Plan with respect to each Fund. This information is provided for the past three years (or shorter time a Fund has been operational).

TRANSFER AGENT

Forum Financial Corp. ("FFC") acts as transfer agent of the Trust pursuant to a transfer agency agreement with the Trust (the "Transfer Agency Agreement"). The Transfer Agency Agreement provides, with respect to the Funds, for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided that the Transfer Agency Agreement is specifically approved at least annually by the Board or by a vote of the shareholders of each Fund, and in either case by a majority of the Trustees who are not parties to the Transfer Agency Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Transfer Agency Agreement.

Among the responsibilities of FFC as transfer agent for the Trust are: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of each Fund may be effected and certain other matters pertaining to each Fund; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

FFC or any sub-transfer agent or processing agent may also act and receive compensation as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of a Fund with respect to assets invested in that Fund. FFC or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from the Transfer Agent with respect to assets of those customers or clients invested in the Portfolio. FFC, FAS or sub-transfer agents or processing agents retained by the FFC may be Processing Organizations (as defined in the Prospectus) and, in the case of sub-transfer agents or processing agents, may also be affiliated persons of FFC or FAS.

For its services under the Transfer Agency Agreement, FFC receives an annual fee from each Fund of (i) 0.02% of each Fund's average daily net assets attributable to institutional Shares and 0.25% of each Fund's average daily net assets attributable to Institutional Service Shares and Investor Shares (computed and paid monthly in arrears by the Fund), (ii) $12,000 per year (computed and paid monthly in arrears by the Fund) and (iii) Annual Shareholder Account Fees of $125 per shareholder account in Institutional Shares and $18.00 per shareholder account in Institutional Service Shares and Investor Shares (computed as of the last business day of the prior month).

Table 4 in Appendix C shows the dollar amount of fees paid for transfer agency services by the Funds. This information is provided for the past three years (or shorter time a Fund has been operational).

SHAREHOLDER SERVICE PLAN AND AGREEMENTS

The Trust has adopted a shareholder service plan ("Shareholder Service Plan") with respect to the Institutional Service class and the Investor class of each Fund which provides that Forum may obtain the services of financial institutions to act as shareholder servicing agents for their customers invested in those classes. The Shareholder Service Plan was effective on November 15, 1997 for the Institutional Service class of those Funds then operating.

The Shareholder Service Plan provides that all written agreements relating to that plan must be approved by the Board, including a majority of the Qualified Trustees. In addition, the Shareholder Service Plan (as well as the various shareholder service agreements) requires the Trust and Forum to prepare and submit to the Board, at least quarterly, and the Board will review written reports setting forth all amounts expended under the plan and identifying the activities for which those expenditures were made.

The Shareholder Service Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board. The Shareholder Service Plan further provides material amendments of the plan must be approved by the Qualified Trustees. The Shareholder Service Plan may be terminated at any time by the Board or by a majority of the Qualified Trustees.

The Trust may enter into shareholder servicing agreements with various Shareholder Servicing Agents pursuant to which those agents, as agent for their customers, may agree among other things to: (i) answer shareholder inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services;
(ii) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; (iii) assist shareholders in arranging for processing purchase, exchange and redemption transactions; (iv) arrange for the wiring of funds; (v) guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts;
(vi) integrate periodic statements with other shareholder transactions; and
(vii) provide such other related services as the shareholder may request.

As Participating Organizations, some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Trust's Prospectus, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or by charging their customers a direct fee for their services. Some Shareholder Servicing Agents may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Funds with respect to assets invested in the Funds. These Shareholder Servicing Agents may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust with respect to assets of those customers or clients invested in the Funds.

Table 4 in Appendix C shows the dollar amount of fees payable under the Shareholder Service Plan with respect to Institutional Service Shares and Investor Shares of each Fund.

FUND ACCOUNTING

Pursuant to a Fund Accounting Agreement, Forum Accounting Services, LLC. provides the Funds with accounting services, including the calculation of the Fund's net asset value. For these services, Forum Accounting Services, LLC. receives an annual fee ranging from $12,000 to $36,000 depending upon the number of securities in which the Fund invests and the number of classes in the Fund. Pursuant to a Fund Accounting Agreement with Core Trust, Forum Accounting Services, LLC. also provides portfolio accounting services to each Portfolio, including the calculation of each Portfolio's net asset value. For these services, Forum Accounting Services, LLC. receives an annual fee of $48,000 per year plus surcharges depending upon the amount and type of the Fund's portfolio transactions and positions. The Fee for Treasury Cash Portfolio, Government Cash Portfolo and Cash Portfolio is the lesser of 0.05% of the average daily net assets of the Portfolios or $48,000 plus, for each investor in a Portfolio above one (excluding FFSI and its affiliates), $6,000 per year.

Forum Accounting Services, LLC   is required to use its best judgment and
efforts in rendering fund accounting services and is not be liable to Core Trust for any action or inaction in the absence of bad faith, willful misconduct or
gross negligence.  Forum Accounting Services, LLC   is not responsible or liable
for any failure or delay in performance of its fund accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control and Core Trust has agreed to indemnify and hold harmless Forum Accounting Services, LLC , its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses of every nature and character arising out of or in any way related to Forum Accounting Services, LLC 's actions taken or failures to act with respect to a Portfolio or based, if applicable, upon information, instructions or requests with respect to a Portfolio given or made to Forum Accounting Services, LLC by an officer of the Trust duly authorized. This indemnification does not apply to Forum Accounting Services, LLC 's actions taken or failures to act in cases of Forum Accounting Services, LLC 's own bad faith, willful misconduct or gross negligence.

Table 6 in Appendix C shows the dollar amount of fees paid for accounting services by the Funds and the Portfolios. This information is provided for the past three years (or shorter time a Fund or Portfolio has been operational).

7.   DETERMINATION OF NET ASSET VALUE

The Fund does not determine net asset value on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas. Purchases and redemptions are effected at the time of the next determination of net asset value following the receipt of any purchase or redemption order.

Pursuant to the rules of the SEC, both the Board and the Core Trust Board have established procedures to stabilize each Fund's and each Portfolio's, as applicable, net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from each Fund's and Portfolio's, as applicable, $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board and the Core Trust Board, respectively, will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations.

In determining the approximate market value of portfolio investments, the Portfolios may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried at their face value.

Each investor in a Portfolio, including the Funds, may add to or reduce its investment in that Portfolio on each business day of the Portfolios (which corresponds to Fund Business Days). The Portfolios maintain the same Business Days as do the Funds. As of the close of regular trading on any Fund Business Day, the value of a Fund's beneficial interest in a Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents the Fund's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions, which are to be effected as of the close of the Fund Business Day, are then effected. The Fund's percentage of the aggregate beneficial interests in the Portfolio are then recomputed as the percentage equal to the fraction (i) the numerator of which is the value of the Fund's investment in the Portfolio as of the close of the Fund Business Day plus or minus, as the case may be, the amount of net additions to or reductions from the Fund's investment in the Portfolio effected as of that time, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of the Fund Business Day plus or minus, as the case may be, the amount of net additions to or reductions from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage determined is then applied to determine the value of the Fund's interest in the Portfolio as of the close of the next Fund Business Day.

8.   PORTFOLIO TRANSACTIONS

Purchases and sales of portfolio securities for the Portfolio usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities.
There usually are no brokerage commissions paid for such purchases. Although Core Trust does not anticipate that the Portfolio will pay any amounts of commission, in the event the Portfolio pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Portfolio that it would otherwise be obligated to pay itself. Any transaction for which the Portfolio pays transaction-related compensation will be effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Portfolio by the broker-dealer effecting the transaction. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked prices.

Since each Fund's and Portfolio's inception, no brokerage fees were paid by any Fund (during those periods of the Funds invested directly in securities), nor any Portfolio.

Allocations of transactions to dealers and the frequency of transactions are determined for each Portfolio by the Advisers in their best judgment and in a manner deemed to be in the best interest of shareholders of that Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Portfolio.

Investment decisions for the Portfolios will be made independently from those for any other account or investment company that is or may in the future become managed by an Adviser or their respective affiliates. If, however, a Portfolio and other investment companies or accounts managed by an Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for a Portfolio and for other investment companies managed by an Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

No portfolio transactions are executed with Forum Advisors, Linden or any of their affiliates.

9.   ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds are sold on a continuous basis by the distributor without any sales charge.

In addition to the situations described in the Prospectus under "Purchases and Redemptions of Shares," the Trust may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus from time to time.

The Trust has filed a formal election with the SEC pursuant to which the Funds will only effect a redemption in portfolio securities in kind if a shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

The Funds may wire proceeds of redemptions to shareholders that have elected wire redemption privileges only if the wired amount is greater than $5,000. In addition, the Funds will only wire redemption proceeds to financial institutions located in the United States.

By use of the telephone redemption or exchange privilege, the shareholder authorizes the Transfer Agent to act upon the instruction of any person representing himself to either be, or to have the authority to act on behalf of, the investor and believed by the Transfer Agent to be genuine. The records of the Transfer Agent of such instructions are binding.

The Transfer Agent will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned for six months, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGE

The exchange privilege permits shareholders of the Funds to exchange their shares for shares of any Participating Fund, which includes (i) the other Funds and (ii) any other mutual fund for which Forum or its affiliates act as investment adviser, manager or distributor and which participates in the Trust's exchange privilege program.

Exchange transactions are made on the basis of relative net asset values per share at the time of the exchange transaction plus any applicable sales charge of the Participating Fund whose shares are acquired. Exchanges are accomplished by (i) a redemption of the shares of the Fund exchanged at the next determination of that Fund's net asset value after the exchange order in proper form (including any necessary supporting documents required by the Fund whose shares are being exchanged) is accepted by the Transfer Agent and (ii) a purchase of the shares of the fund acquired at the next determination of that fund's net asset value after (or occurring simultaneously with) the time of redemption.

Shares of any Participating Fund may be exchanged without a sales charge for shares of any Participating Fund that are offered without a sales charge. If the Participating Fund whose shares are purchased in the exchange transaction imposes a higher sales charge the shareholder will be required to pay the sales charge on the purchased shares. Shareholders are entitled to any reduced sales charges of the Participating Fund into which they are exchanging to the extent those reduced sales charges would be applicable to that shareholder's purchase of shares.

The Funds do not charge for the exchange privilege and there is currently no limit on the number of exchanges a shareholder may make, but each Fund reserves the right to limit excessive exchanges by any shareholder. A pattern of frequent exchanges may be deemed by the Transfer Agent to be contrary to the best interests of the Fund's other shareholders and, at the discretion of the Transfer Agent, may be limited by that Fund's refusal to accept additional exchanges from the investor.

The terms of the exchange privilege are subject to change, and the privilege may be terminated by any Participating Fund or the Trust. However the privilege will not be terminated, and no material change that restricts the availability of the privilege to shareholders will be implemented, without 60 days' advance notice to shareholders. No notice need be given of an amendment whose only material effect is to reduce amount of sales charge required to be paid on the exchange and no notice need be given if redemptions of shares of a Fund are suspended or a Fund temporarily delays or ceases the sale of its shares.

INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT

The Funds (other than Daily Assets TaxSaver Fund) offer an individual retirement plan (the "IRA") for individuals who wish to use shares of a Fund as a medium for funding individual retirement savings. Under the IRA, distributions of net investment income and capital gain will be automatically reinvested in the IRA established for the investor. The Funds' custodian furnishes custodial services to the IRAs for a service fee. Shareholders wishing to invest in a Fund through an IRA should contact the Transfer Agent for further information.

10.  TAXATION

Qualification as a regulated investment company under the Internal Revenue Code of 1986 does not involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Funds must meet to qualify for such treatment. The information set forth in the Prospectus and the following discussion relate solely to Federal income taxes on dividends and distributions by each Fund and assume that the Funds qualify as regulated investment companies. Investors should consult their own counsel for further details and for the application of state and local tax laws to the investor's particular situation.

The Funds expect to derive substantially all of their gross income (exclusive of capital gain) from sources other than dividends. Accordingly, it is expected that none of the Funds' dividends or distributions will qualify for the dividends-received deduction for corporations.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term capital loss to the extent of any long-term capital gain distribution received on those shares.

Any capital gain distribution received by a shareholder reduces the net asset value of his shares by the amount of the distribution. To the extent that capital gain was accrued by a Fund before the shareholder purchased his shares, the distribution would be in effect a return of capital to that shareholder. All capital gain distributions, including those that operate as a return of capital, are taxable to the shareholder receiving them as described above regardless of the length of time he may have held his shares prior to the distribution.

11.  OTHER INFORMATION

CUSTODIAN

Pursuant to a Custodian Agreement with Core Trust, The First National Bank of Boston, 100 Federal Street, Boston, Massachusetts 02106, acts as the custodian of Treasury Portfoio's and Municipal Cash Portfolio's assets. Pursuant to a Custodian Agreement with Core Trust, Imperial Trust Company, 201 North Figueroa Street, Suite 610, Los Angeles, California 90012, acts as the custodian of each other Portfolio's assets. The custodians' responsibilities include safeguarding and controlling the Portfolios cash and securities and determining income payable on and collecting interest on Portfolio investments.

COUNSEL

Legal matters in connection with the issuance of beneficial interest of the Trust are passed upon by Seward & Kissel, 1200 G Street, N.W., Washington, D.C. 20005.

AUDITORS

______________, 99 High Street, Boston, Massachusetts 02110, independent auditors, acts as auditors for the Funds and as auditors for the Portfolios.

THE TRUST AND ITS SHARES

The Trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point.

The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust or the Trustees. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. (FAS) believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument further provides that the Trustees shall not be liable to any person other than the Trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise by subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The Board is required to call a meeting of shareholders for the purpose of voting upon the removal of any trustee when so requested in writing by the shareholders of record holding at least 10% of the Trust's outstanding shares.

Each series' capital consists of shares of beneficial interest. Shares are fully paid and nonassessable, except as set forth above with respect to Trustee and shareholder liability. Shareholders representing 10% or more of the Trust or a series may, as set forth in the Trust Instrument, call meetings of the Trust or series for any purpose related to the Trust or series, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the series; however, the Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. If not so terminated or reorganized, the Trust and its series will continue indefinitely. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust's registration statement.

FUND STRUCTURE

CORE AND GATEWAY. The Funds seek to achieve their objective by investing all of their investable assets in a separate portfolio of a registered, open-end management investment company with substantially the same investment objective and policies as the Fund. This "Core and Gateway" fund structure is an arrangement whereby one or more investment companies or other collective investment vehicles that share investment objectives -- but offer their shares through distinct distribution channels -- pool their assets by investing in a single investment company having substantially the same investment objective and policies (a "Core Portfolio"). This means that the only investment securities that will be held by a Fund will be the Fund's interest in the Core Portfolio. This structure permits other collective investment vehicles to invest collectively in a Core Portfolio, allowing for greater economies of scale in managing operations of the single Core Portfolio. The Board retains the right to withdraw a Fund's investments from a Core Portfolio at any time; the Fund would then resume investing directly in individual securities of other issuers or could re-invest all of its assets in another Core Portfolio.

FUND SHAREHOLDERS' VOTING RIGHTS. A Core Portfolio normally will not hold meetings of its investors except as required under the 1940 Act. As a shareholder in a Core Portfolio, a Fund is entitled to vote in proportion to its relative interest in the Core Portfolio. On any issue, a Fund will vote its shares in a Core Portfolio in proportion to the votes cast by its shareholders. If there are other investors in a Core Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by the Fund's shareholders will receive a majority of votes cast by all Core Portfolio shareholders. Generally, a Fund will hold a meeting of its shareholders to obtain instructions on how to vote its interest in a Core Portfolio when the Core Portfolio is conducting a meeting of its shareholders. However, subject to applicable statutory and regulatory requirements, a Fund will not seek instructions from its shareholders with respect to (i) any proposal relating to a Core Portfolio that, if made with respect to the Fund, would not require the vote of Fund shareholders, or (ii) any proposal relating to the Core Portfolio that is identical to a proposal previously approved by the Fund's shareholders.

In addition to a vote to remove a trustee or change a fundamental policy, examples of matters that will require approval of shareholders of a Core Portfolio include, subject to applicable statutory and regulatory requirements: the election of trustees; approval of an investment advisory contract; the dissolution of a Core Portfolio; certain amendments of the organizational documents for the Core Portfolio; a merger, consolidation or sale of substantially all of a Core Portfolio's assets; or any additional matters required or authorized by the charter or trust instrument and by-laws of a Core Portfolio or any registration statement of a Core Portfolio, or as the directors or trustees of the Core Portfolio may consider desirable. The board of trustees of a Core Portfolio will typically reserve the power to change nonfundamental policies without prior shareholder approval.

CONSIDERATIONS OF INVESTING IN A PORTFOLIO. A Fund's investment in a Core Portfolio may be affected by the actions of other large investors in the Core Portfolio, if any. For example, if the Core Portfolio had a large investor other than the Fund that redeemed its interest in the Core Portfolio, the Core Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. A Fund may withdraw its entire investment from the Core Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if other investors in the Core Portfolio, by a vote of shareholders, changed the investment objective or policies of the Core Portfolio in a manner not acceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Core Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it normally would incur transaction costs. If a Fund withdrew its investment from the Core Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by Forum Advisors or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund.

12.  FINANCIAL STATEMENTS

The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, notes thereto and Financial Highlights of Daily Assets Treasury Fund and Daily Assets Cash Fund for the fiscal year ended August 31, 1997 and the Independent Auditors' Report thereon (included in the Annual Report to Shareholders), which are delivered along with this SAI, are incorporated herein by reference. Also incorporated by reference into this SAI are the Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, and notes thereto, of Treasury Portfolio, Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio for the fiscal year ended August 31, 1997 and the Independent Auditors' Report thereon.

As Daily Assets Treasury Fund II, Daily Assets Government Fund, Daily Assets TaxSaver Fund and Municipal Cash Portfolio had not as of the date hereof commenced operations, no financial statements are available.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

1.   CORPORATE BONDS

     MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Note: Those bonds in the Aa and A groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1 and A1.

     STANDARD AND POOR'S CORPORATION ("S&P")

Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

Note: The ratings for AA and A may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

     FITCH INVESTORS SERVICE, INC. ("FITCH")

AAA Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, shorter-term debt of these issuers is generally rate F-1+.

A Bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA categories.

2.   COMMERCIAL PAPER

     MOODY'S INVESTORS SERVICE, INC.

Moody's two highest ratings for short-term debt, including commercial paper, are Prime-1 and Prime-2. Both are judged investment grade, to indicate the relative repayment ability of rated issuers.

Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     --   Leading market positions in well-established industries.
     --   High rates of return on funds employed.
     -- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
     -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
     -- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     STANDARD AND POOR'S CORPORATION

S&P's two highest commercial paper ratings are A and B. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. A-3 issues have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

     FITCH INVESTORS SERVICE, INC.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

APPENDIX B - PERFORMANCE INFORMATION

For the seven day period ended August 31, 1997, the annualized yields of each of the classes of the Funds that were then operating were as follows:



                                                                         TAX EQUIVALENT      TAX EQUIVALENT
                                  CURRENT YIELD      EFFECTIVE YIELD      CURRENT YIELD      EFFECTIVE YIELD
DAILY ASSETS TREASURY FUND
    Investor Shares                     --                  --                  --                  --
    Institutional Service Shares        %                   %                   --                  --
    Institutional Shares                --                  --                  --                  --
DAILY ASSETS TREASURY FUND II
    Investor Shares                     --                  --                  --                  --
    Institutional Service Shares        --                  --                  --                  --
    Institutional Shares                --                  --                  --                  --
DAILY ASSETS GOVERNMENT FUND
    Investor Shares                     --                  --                  --                  --
    Institutional Service Shares        --                  --                  --                  --
    Institutional Shares                --                  --                  --                  --
DAILY ASSETS CASH FUND
    Investor Shares                     --                  --                  --                  --
    Institutional Service Shares        %                   %                   --                  --
    Institutional Shares                --                  --                  --                  --
DAILY ASSETS TAXSAVERFUND
    Investor Shares                     --                  --                  --                  --
    Institutional Service Shares        --                  --                  --                  --
    Institutional Shares                --                  --                  --                  --

As of August 31, 1997, there were no outstanding Institutional Shares, Investor Shares or Institutional Service Shares of each Fund other than Daily Assets Treasury Fund and Daily Assets Cash Fund.

APPENDIX C- MISCELLANEOUS TABLES

                       TABLE 1 - INVESTMENT ADVISORY FEES

                                          GROSS FEE           FEE WAIVED        NET FEE PAID
TREASURY PORTFOLIO
Period ended August 31, 1997
Year ended March 31, 1997                  $20,637                  $0             $20,637
Year ended March 31, 1996(1)               $69,466                  $0             $69,466
Year ended March 31, 1995(1)               $59,382             $53,382              $6,000
TREASURY CASH PORTFOLIO
Year ended August 31, 1997                                          $0
Year ended August 31, 1996                 $12,930                  $0             $12,930
GOVERNMENT CASH PORTFOLIO
Year ended August 31, 1997                                          $0
Year ended August 31, 1996                $156,552                  $0            $156,552
CASH PORTFOLIO
Year ended August 31, 1997                                          $0
Year ended August 31, 1996                 $38,083                  $0             $38,083
MUNICIPAL CASH PORTFOLIO
Year ended August 31, 1997                      --                  --                  --

(1) Prior to January 15, 1996 Forum Advisors acted as Daily Assets Treasury Fund's investment adviser under an investment advisory agreement with Forum Funds, Inc. Under this investment advisory agreement, Forum received a fee at an annual rate of 0.20% of the average daily net assets of the Fund.



                                      -A1-

                          TABLE 2 - ADMINISTRATION FEES

                                          GROSS FEE           FEE WAIVED        NET FEE PAID
TREASURY PORTFOLIO
Period ended August 31, 1997
Year ended March 31, 1997
Year ended March 31, 1996(1)
TREASURY CASH PORTFOLIO
Year ended August 31, 1997
Year ended August 31, 1996                 $19,198              $9,307              $9,891
GOVERNMENT CASH PORTFOLIO
Year ended August 31, 1997
Year ended August 31, 1996                $230,547            $104,558            $125,989
CASH PORTFOLIO
Year ended August 31, 1997
Year ended August 31, 1996                 $56,125              $3,719             $52,406
MUNICIPAL CASH PORTFOLIO
Year ended August 31, 1997                   --                  --                  --

DAILY ASSETS TREASURY FUND
Period ended August 31, 1997
Year ended March 31, 1997
Year ended March 31, 1996
DAILY ASSETS TREASURY FUND II
Year ended August 31, 1997                   --                  --                  --
DAILY ASSETS GOVERNMENT FUND
Year ended August 31, 1997                   --                  --                  --
DAILY ASSETS CASH FUND
Year ended August 31, 1997
DAILY ASSETS TAXSAVER FUND
Year ended August 31, 1997                   --                  --                  --



                                      -A2-

                    TABLE 3 - INVESTOR SHARES RULE 12b-1 FEES

                                              GROSS FEE          FEE WAIVED         NET FEE PAID
DAILY ASSETS TREASURY FUND
Period ended August 31, 1997                     --                  --                  --
DAILY ASSETS TREASURY FUND II
Year ended August 31, 1997                       --                  --                  --
DAILY ASSETS GOVERNMENT FUND
Year ended August 31, 1997                       --                  --                  --
DAILY ASSETS CASH FUND
Year ended August 31, 1997                       --                  --                  --
DAILY ASSETS TAXSAVER FUND
Year ended August 31, 1997                       --                  --                  --

For the fiscal year ended August 31, 1997, no Investor Shares were outstanding and, accordingly, no fees were payable under the Investor Class Plan.





                                      -A3-

                         TABLE 4 - TRANSFER AGENCY FEES

                                                 GROSS FEE           FEE WAIVED        NET FEE PAID
DAILY ASSETS TREASURY FUND
Institutional Service Shares
   Period ended August 31, 1997
   Year ended March 31, 1997                      $116,051            $101,485            $14,566
   Year ended March 31, 1996                      $110,792             $96,881             13,911
DAILY ASSETS TREASURY FUND II
Institutional Service Shares
   Year ended August 31, 1997                        --                  --                  --
DAILY ASSETS GOVERNMENT FUND
Institutional Service Shares
   Year ended August 31, 1997                        --                  --                  --
DAILY ASSETS CASH FUND
Institutional Service Shares
   Year ended August 31, 1997
DAILY ASSETS TAXSAVER FUND
Institutional Service Shares
   Year ended August 31, 1997                        --                  --                  --

As of August 31, 1997, there were no outstanding Institutional Shares, Investor Shares or Institutional Service Shares of each Fund other than Daily Assets Treasury Fund and Daily Assets Cash Fund.





                                      -A4-

                       TABLE 5 - SHAREHOLDER SERVICE FEES


                                              GROSS FEE          FEE WAIVED         NET FEE PAID
DAILY ASSETS TREASURY FUND
Institutional Service Shares
   Period ended August 31, 1997                   --                  --                  --
Investor Shares
   Period ended August 31, 1997                   --                  --                  --
DAILY ASSETS TREASURY FUND II
Institutional Service Shares
   Year ended August 31, 1997                     --                  --                  --
Investor Shares
   Period ended August 31, 1997                   --                  --                  --
DAILY ASSETS GOVERNMENT FUND
Institutional Service Shares
   Year ended August 31, 1997                     --                  --                  --
Investor Shares
   Period ended August 31, 1997                   --                  --                  --
DAILY ASSETS CASH FUND
Institutional Service Shares
   Year ended August 31, 1997                     --                  --                  --
Investor Shares
   Period ended August 31, 1997                   --                  --                  --
DAILY ASSETS TAXSAVER FUND
Institutional Service Shares
   Year ended August 31, 1997                     --                  --                  --
Investor Shares
   Period ended August 31, 1997                   --                  --                  --

As of August 31, 1997, there were no outstanding Investor Shares and no effective Shareholder Plan with respect to Institutional Service Shares of any Fund.



                                      -A5-

                         TABLE 6 - FUND ACCOUNTING FEES


                                          GROSS FEE          FEE WAIVED         NET FEE PAID
TREASURY PORTFOLIO
Period ended August 31, 1997
Year ended March 31, 1997
Year ended March 31, 1996(1)
TREASURY CASH PORTFOLIO
Year ended August 31, 1997                 $28,518              $2,259             $26,259
Year ended August 31, 1996                 $36,000                  $0             $36,000
GOVERNMENT CASH PORTFOLIO
Year ended August 31, 1997                 $42,000                  $0             $42,000
Year ended August 31, 1996                 $43,000                  $0            $432,000
CASH PORTFOLIO
Year ended August 31, 1997                 $42,000              $2,259             $39,741
Year ended August 31, 1996                 $43,250                  $0             $43,250
MUNICIPAL CASH PORTFOLIO
Year ended August 31, 1997                      --                  --                  --

DAILY ASSETS TREASURY FUND
Period ended August 31, 1997
Year ended March 31, 1997
Year ended March 31, 1996
DAILY ASSETS TREASURY FUND II
Year ended August 31, 1997                      --                  --                  --
DAILY ASSETS GOVERNMENT FUND
Year ended August 31, 1997                      --                  --                  --
DAILY ASSETS CASH FUND
Year ended August 31, 1997
DAILY ASSETS TAXSAVER FUND
Year ended August 31, 1997                      --                  --                  --



                                      -A6-

                           TABLE 7 - 5% SHAREHOLDERS

As of____, 1997, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund. Also as of that date, the shareholders listed below owned more than 5% of each Fund. Shareholders owning 25% or more of the shares of a Fund or of the Trust as a whole may be deemed to be controlling persons. By reason of their substantial holdings of shares, these persons may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to determine the outcome of any shareholder vote. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

As a percentage of all shares of the Trust outstanding, ____________ held of record for the benefit of its various customers _____% of the shares, and ________ held ___ % of the shares.


                                            PERCENTAGE OF   PERCENTAGE OF SHARES
                                            SHARES OWNED        OF FUND OWNED
DAILY ASSETS TREASURY FUND
INSTITUTIONAL SERVICE SHARES
H.M. Payson & Co. Custody Account
P.O. Box 31, Portland, ME 04112
H.M. Payson & Co. Custody Account
P.O. Box 31, Portland, ME 04112
DAILY ASSETS CASH FUND
INSTITUTIONAL SERVICE SHARES
H.M. Payson & Co. Custody Account
P.O. Box 31, Portland, ME 04112
H.M. Payson & Co. Custody Account
P.O. Box 31, Portland, ME 04112





                                      -A7-

                                  S&P 500 INDEX FUND
                                INVESTORS EQUITY FUND
                                    SMALL CAP FUND
                              INTERNATIONAL EQUITY FUND
                                EMERGING MARKETS FUND

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Account Information and
Shareholder Servicing:             Distributor:
        Forum Financial Corp.              Forum Financial Services, Inc.
        P.O. Box 446                       Two Portland Square
        Portland, Maine 04112              Portland, Maine  04101
        207-879-0001                       207-879-1900

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                         STATEMENT OF ADDITIONAL INFORMATION
                                  NOVEMBER 15, 1997

Forum Funds (the "Trust") is a registered open-end investment company. This Statement of Additional Information supplements the "Preliminary Prospectus" dated November 15, 1997 offering shares of S&P 500 Index Fund, Investors Equity Fund, Small Cap Fund, International Equity Fund and Emerging Markets Fund (each a Fund and collectively the "Funds") and should be read only in conjunction with the Prospectus, a copy of which may be obtained by an investor without charge by contacting the Trust's Distributor at the address listed above.

Each Fund, except for Investors Equity Fund currently seeks to achieve its investment objective by holding, as its only investment securities, the securities of a separate portfolio of a registered open-end management investment company.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                  TABLE OF CONTENTS

                                                                     Page
                                                                     ----

         1.   General. . . . . . . . . . . . . . . . . . . . . . . .
         2.   Investment Policies. . . . . . . . . . . . . . . . . .
         3.   Investment Limitations . . . . . . . . . . . . . . . .
         4.   Performance Data . . . . . . . . . . . . . . . . . . .
         5.   Management . . . . . . . . . . . . . . . . . . . . . .
         6.   Determination of Net Asset Value . . . . . . . . . . .
         7.   Portfolio Transactions . . . . . . . . . . . . . . . .

         8.   Additional Purchase and. . . . . . . . . . . . . . . .
              Redemption Information . . . . . . . . . . . . . . . .
         9.   Taxation . . . . . . . . . . . . . . . . . . . . . . .
         10.  Other Information. . . . . . . . . . . . . . . . . . .

    Appendix A - Description of Securities Ratings

                                      - 2 -

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1.  GENERAL

THE TRUST. The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc. Forum Funds, Inc. was incorporated on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create separate classes of shares within each series. The Trust currently offers shares of fourteen series and has two series that have not commenced operation as of the date of this SAI. The series of the Trust are as follows:

         Investors Bond Fund
         TaxSaver Bond Fund
         Daily Assets Cash Fund
         Daily Assets Treasury Fund
         Daily Assets Government Fund
         Daily Assets Tax Saver Fund
         Payson Value Fund
         Payson Balanced Fund
         Maine Municipal Bond Fund
         New Hampshire Bond Fund
         Austin Global Equity Fund
         Oak Hall Equity Fund
         Quadra International Equity Fund
         Quadra Limited Maturity Treasury Fund
         Quadra Opportunistic Bond Fund
         Quadra Value Equity Fund

DEFINITIONS. As used in this Statement of Additional Information, the following terms shall have the meanings listed:

"Board" means the Board of Trustees of Forum Funds.

"Core Trust" means Core Trust (Delaware), a Delaware business trust.

"Core Trust Board" means the Board of Trustees of Core Trust (Delaware).

"FAS" means Forum Administrative Services, LLC.

"FAcS" means Forum Accounting Services, LLC.

"FFC" means Forum Financial Corp.

"FFSI" means Forum Financial Services, Inc.

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"Forum Advisors" means Forum Advisors, Inc.

"Fund" means S&P 500 Index Fund, Investors Equity Fund, Small Cap Fund, International Equity Fund or Emerging Markets Fund.

"Fund Business Day" has the meaning ascribed thereto in the current Prospectus of the Funds.

"NRSRO" means a nationally recognized statistical rating organization.

"Norwest" means Norwest Investment Management, Inc.

"Portfolio" means Index Portfolio, Schroder U.S. Smaller Companies Portfolio, Schroder International Portfolio or Schroder Emerging Markets Fund Institutional Portfolio.

"SAI" means this Statement of Additional Information.

"SCMI" means Schroder Capital Management, Inc.

"SEC" means the U.S. Securities and Exchange Commission.

"Schroder Core" means Schroder Capital Funds.

"Schroder Core Board" means the Board of Trustees of Schroder Core.

"Schroder Portfolios" means Schroder U.S. Smaller Companies Portfolio, Schroder International Portfolio and Schroder Emerging Markets Fund Institutional Portfolio.

"Trust" means Forum Funds, a Delaware business trust.

"U.S. Government Securities" has the meaning ascribed thereto by the current Prospectus of the Funds.

"1940 Act" means the Investment Company Act of 1940, as amended.

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2. INVESTMENT POLICIES

INTRODUCTION

The following information supplements the discussion found under "Investment Objective and Policies" in the Prospectus. Each of S&P 500 Index Fund, Small Cap Fund, International Equity Fund and Emerging Markets Fund currently seeks to achieve its investment objective by investing all of its investment assets in a Portfolio, which has the same investment objective and policies. Because each Fund has the same investment policies as the Portfolio in which it invests and currently invests all of its assets in that Portfolio, investment policies for the Funds and Portfolios are generally discussed in reference to the Fund.

For temporary defensive purposes, to accumulate cash for investments, or to meet anticipated redemptions, each Fund may invest in (or enter into repurchase agreements with banks and broker dealers with respect to) short-term debt securities, including Treasury bills and other U.S. Government securities, and certificates of deposit and bankers' acceptances of U.S. banks. The Funds may also hold cash and time deposits in foreign banks, denominated in any major foreign currency. In anticipation of foreign exchange requirements and to avoid losses due to adverse movements in foreign currency exchange rates, the International Equity Fund and Emerging Markets Fund also may enter into forward contracts to purchase and sell foreign currencies. See "Forward Foreign Currency Exchange Contracts" below.

ILLIQUID AND RESTRICTED SECURITIES

"Illiquid and Restricted Securities" under "Investment Policies" in the Prospectus sets forth the circumstances in which a Fund may invest in "restricted securities". In connection with the Funds' original purchase of restricted securities it may negotiate rights with the issuer to have such securities registered for sale at a later time. Further, the registration expenses of illiquid restricted securities may also be negotiated by the Fund with the issuer at the time such securities are purchased by the Fund. When registration is required, however, a considerable period may elapse between the decision to sell the securities and the time the Fund would be permitted to sell such securities. A similar delay might be experienced in attempting to sell such securities pursuant to an exemption from registration. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must (a) on each business day, at least equal the market value of the loaned securities and (b) must consist of cash, bank letters of credit, U.S. Government securities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. When lending portfolio securities, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan plus the interest on the collateral securities (less any finders' or administrative fees the Fund pays in arranging the loan). A Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by the Board. A Fund will not lend its portfolio securities to any officer, director, employee or affiliate of the Fund or the investment adviser to the Fund. The terms of a Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

U.S. GOVERNMENT SECURITIES

Each Fund may invest in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities which have remaining maturates not exceeding one year. Agencies and instrumentalities which issue or guarantee debt securities and which have been established or sponsored by the U.S. Government include the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Student Loan Marketing Association. Except for obligations issued by the U.S. Treasury and the Government National Mortgage Association, none of the obligations of the other agencies or instrumentalities referred to above are backed by the full faith and credit of the U.S. Government.

BANK OBLIGATIONS

Each Fund may invest in obligations of U.S. banks (including certificates of deposit and bankers' acceptances) having total assets at the time of purchase in excess of $1 billion. Such banks must be members of the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation.

Each Fund also may invest in certificates of deposit issued by foreign banks, denominated in any major foreign currency. Each Fund will invest in instruments issued by foreign banks which, in the view of its investment adviser and the Trustees of the Trust, Core Trust or Schroder Core, are of credit-worthiness and financial stature in their respective countries comparable to U.S. banks used by the Fund.

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A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date.

SHORT-TERM DEBT SECURITIES

The Funds may invest in commercial paper, that is short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased by a Fund for temporary defensive purposes consists of direct obligations of domestic issuers which, at the time of investment, are rated "P-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1" by Standard & Poor's Corporation ("S&P"), or securities which, if not rated, are issued by companies having an outstanding debt issue currently rated Aa by Moody's or AAA or AA by S&P. The rating "P-1" is the highest commercial paper rating assigned by Moody's and the rating "A-1" is the highest commercial paper ratings assigned by S&P.

REPURCHASE AGREEMENTS

Each Fund may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers maturing in seven days or less. In a typical repurchase agreement the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. Each Fund's investment adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, a Fund may have difficulties in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. To evaluate potential risks, the investment adviser reviews the credit-worthiness of those banks and dealers with which the Fund enters into repurchase agreements.

CONVERTIBLE SECURITIES

The Funds may invest in convertible preferred stocks and convertible debt securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, carry less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

DEBT-TO-EQUITY CONVERSIONS

Emerging Markets Fund may invest up to 5% of its net assets in debt-to-equity conversions. Debt-to-equity conversion programs are sponsored in varying degrees by certain emerging market countries, particularly in Latin America, and permit investors to use external debt of a country to make equity investments in local companies. Many conversion programs relate primarily to investments in transportation, communication, utilities and similar infrastructure-related areas. The terms of the programs vary from country to country, but include significant restrictions on the application of proceeds received in the conversion and on the repatriation of investment profits and capital. When inviting conversion applications by holders of eligible debt, a government usually specifies the minimum discount from par value that it will accept for conversion. SCMI Adviser believes that debt-to-equity conversion programs may offer investors opportunities to invest in otherwise restricted equity securities that have a potential for significant capital appreciation and intends to invest assets of the Portfolio to a limited extent in such programs under appropriate circumstances. There can be no assurance that debt-to-equity conversion programs will continue or be successful or that the Portfolio will be able to convert all or any of its emerging market debt portfolio into equity investments.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

To hedge against adverse price movements in the securities held in its portfolio and the currencies in which they are denominated (as well as in the securities it might wish to purchase and their denominated currencies) International Equity Fund and Emerging Markets Fund may engage in transactions in forward foreign currency contracts.

A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell a currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties) at a price set at the time of the contract. International Equity Fund and Emerging Markets Fund may enter into forward contracts as a hedge against fluctuations in future foreign exchange rates.

Currently, only a limited market, if any, exists for hedging transactions relating to currencies in many emerging market countries or to securities of issuers domiciled or principally engaged in business in emerging market countries. This may limit a Fund's ability to effectively hedge its investments in those emerging markets. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also limit the opportunity for gain if the value of the hedged currencies should rise. In addition, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

A Fund will enter into forward contracts under certain instances. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may, for example, wish to secure the price of the security in U.S. dollars or some other foreign currency which the Portfolio is temporarily holding in its portfolio. By entering into a forward contract for the purchase or sale (for a fixed amount of dollars or other currency) of the amount of foreign currency involved in the underlying security transactions, a Fund will be able to protect itself against possible loss (resulting from adverse changes in the relationship between the U.S. dollar or other currency being used for the security purchase and the foreign currency in which the security is denominated) during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

In addition, when a Fund anticipates purchasing securities at some future date, and wishes to secure the current exchange rate of the currency in which those securities are denominated against the U.S. dollar or some other foreign currency, it may enter into a forward contract to purchase an amount of currency equal to part or all of the value of the anticipated purchase, for a fixed amount of U.S. dollars or other currency.

In all of the above instances, if the currency in which a Fund's portfolio securities (or anticipated portfolio securities) are denominated rises in value with respect to the currency which is being purchased, then the Fund will have realized fewer gains than if the Fund had not entered into the forward contracts. Furthermore, the precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

To the extent that a Fund enters into forward foreign currency contracts to hedge against a decline in the value of portfolio holdings denominated in a particular foreign currency resulting from currency fluctuations, there is a risk that the Fund may nevertheless realize a gain or loss as a result of currency fluctuations after such portfolio holdings are sold should the Fund be unable to enter into an "offsetting" forward foreign currency contract with the same party or another party. A Fund may be limited in its ability to enter into hedging transactions involving forward contracts by the Internal Revenue Code requirements relating to qualifications as a regulated investment company (see "Taxation").

A Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Adviser. Generally, a Fund will not enter into a forward contract with a term of greater than one year.

OPTIONS AND HEDGING

As discussed in the Prospectus, certain Funds may write covered call options against securities held in its portfolio and covered put options on eligible portfolio securities and may purchase options of the same series to effect closing transactions; and may hedge against potential changes in the market value of its investments (or anticipated investments) by purchasing put and call options on portfolio (or eligible portfolio) securities (and the currencies in which they are denominated) and engaging in transactions involving futures contracts and options on such contracts.

Call and put options on U.S. Treasury notes, bonds and bills and on various foreign currencies are listed on several U.S. and foreign securities exchanges and are written in over-the-counter transactions ("OTC Options"). Listed options are issued or guaranteed by the exchange on which they trade or by a clearing corporation such as the Options Clearing Corporation ("OCC"). Ownership of a listed call option gives a Fund the right to buy from the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency covered by the option at the stated exercise price (the price per unit of the underlying security or currency) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell, to the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency at that exercise price prior to the expiration date of the option, regardless of its then current market price. Ownership of a listed put option would give a Fund the right to sell the underlying security or currency to the OCC (in the U.S.) or other clearing corporation or exchange at the stated exercise price. Upon notice of exercise of the put option, the writer of the option would have the obligation to purchase the underlying security or currency from the OCC (in the U.S.) or other clearing corporation or exchange at the exercise price.

The OCC or other clearing corporation or exchange that issues listed options ensures that all transactions in such options are properly executed. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with a Fund. With OTC options, variables such as expiration date, exercise price and premium will be agreed between a Fund and the transacting dealer. If the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, a Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. A Fund will engage in OTC option transactions only with member banks of the Federal Reserve System or primary dealers in U.S. Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million.

OPTIONS ON FOREIGN CURRENCIES. International Equity Fund and Emerging Markets Fund may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward foreign currency exchange contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, a Fund may purchase put options on an amount of such foreign currency equivalent to the current value of the portfolio securities involved. As a result, a Fund would be able to sell the foreign currency for a fixed amount of U.S. dollars, thereby securing the dollar value of the portfolio securities (less the amount of the premiums paid for the options). Conversely, a Fund may purchase call options on foreign currencies in which securities it anticipates purchasing are denominated to secure a set U.S. dollar price for such securities and protect against a decline in the value of the U.S. dollar against such foreign currency. A Fund may also purchase call and put options to close out written option positions.

A Fund may also write covered call options on foreign currency to protect against potential declines in its portfolio securities which are denominated in foreign currencies. If the U.S. dollar value of the portfolio securities falls as a result of a decline in the exchange rate between the foreign currency in which it is denominated and the U.S. dollar, then a loss to a Fund occasioned by such value decline would be ameliorated by receipt of the premium on the option sold. At the same time, however, a Fund gives up the benefit of any rise in value of the relevant portfolio securities above the exercise price of the option and, in fact, only receives a benefit from the writing of the option to the extent that the value of the portfolio securities falls below the price of the premium received. A Fund may also write options to close out long call option positions. A covered put option on a foreign currency would be written by the Fund for the same reason it would purchase a call option, namely, to hedge against an increase in the U.S. dollar value of a foreign security which the Fund anticipates purchasing. Here, the receipt of the premium would offset, to the extent of the size of the premium, any increased cost to a Fund resulting from an increase in the U.S. dollar value of the foreign security. However, a Fund could not benefit from any decline in the cost of the foreign security which is greater than the price of the premium received. A Fund may also write options to close out long put option positions.

Markets in foreign currency options are relatively new and a Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although a Fund will not purchase or write such options unless and until, in the opinion of the SCMI, the market for them has developed sufficiently to ensure that their risks are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar: as a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security, including foreign securities held in a "hedged" investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

COVERED CALL WRITING. Emerging Markets Fund are permitted to write covered call options on portfolio securities and on the U.S. dollar and foreign currencies in which they are denominated, without limit. S&P 500 Index Fund, Investors Equity Fund and Small Cap Fund may write covered calls on up to 100% of their total assets if the calls are listed on a domestic securities or commodities exchange. Generally, a call option is "covered" if a Fund owns (or has the right to acquire without additional cash consideration (or for additional cash consideration held for the Fund by its Custodian in a segregated account) the underlying security (currency) subject to the option. In the case of call options on U.S. Treasury Bills, however, the Fund might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the exercise price and a maturity date no later than that of the security (currency) deliverable under the call option. A call option is also covered if a Fund holds a call on the same security as the underlying security (currency) of the written option, where the exercise price of the call used for coverage is equal to or less than the exercise price of the call or greater than the exercise price of the call written if the mark to market difference is maintained by a Fund in cash, U.S. Government securities or other high grade debt obligations which the Portfolio holds in a segregated account maintained with its custodian.

A Fund will receive a premium from the purchaser in return for a call it has written. Receipt of such premiums may enable a Fund to earn a higher level of current income than it would earn from holding the underlying securities (currencies) alone. Moreover, the premium received will offset a portion of the potential loss incurred by a Fund if the securities (currencies) underlying the option are ultimately sold (exchanged) by the Fund at a loss. Furthermore, a premium received on a call written on a foreign currency will ameliorate any potential loss of value on the portfolio security due to a decline in the value of the currency. However, during the option period, the covered call writer has, in return for the premium, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or the exchange rate of the currency in which it is denominated) increase, but has retained the risk of loss should the price of the underlying security (or the exchange rate of the currency in which it is denominated) decline. The premium received will fluctuate with varying economic market conditions. If the market value of the portfolio securities (or the currencies in which they are denominated) upon which call options have been written increases, a Fund may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written.

With respect to listed options and certain OTC options, during the option period a Fund may be required, at any time, to deliver the underlying security (currency) against payment of the exercise price on any calls it has written (exercise of certain listed and OTC options may be limited to specific expiration dates). This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once a Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction.

Closing purchase transactions are ordinarily effected to realize a profit on an outstanding call option, to prevent an underlying security (currency) from being called, to permit the sale of an underlying security (or the exchange of the underlying currency) or to enable a Fund to write another call option on the underlying security (currency) with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be wholly or partially offset by unrealized appreciation in the market value of the underlying security (currency). Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part or exceeded by a decline in the market value of the underlying security (currency).

If a call option expires unexercised, a Fund realizes a gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security (currency) during the option period. If a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security (currency) equal to the difference between the purchase price of the underlying security (currency) and the proceeds of the sale of the security (currency) plus the premium received on the option less the commission paid.

Options written by a Fund will normally have expiration dates of up to eighteen months from the date written. The exercised price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

COVERED PUT WRITING. As a writer of a covered put option, a Fund would incur an obligation to buy the security underlying the option from the purchaser of the put, at the option's exercise price at any time during the option period, at the purchaser's election (certain listed and OTC put options written by a Fund will be exercisable by the purchaser only on a specific date). A put is "covered" if at all times a Fund maintains with its custodian (in a segregated account) cash, U.S. Government securities or other high grade obligations in an amount equal to at least the exercise price of the option. Similarly, a short put position could be covered by a Fund by its purchase of a put option on the same security (currency) as the underlying security of the written option, where the exercise price of the purchased option is equal to or more than the exercise price of the put written or less than the exercise price of the put written if the marked to market difference is maintained by a Fund in cash, U.S. Government securities or other high grade debt obligations which the Fund holds in a segregated account maintained at its custodian. In writing puts, a Fund assumes the risk of loss should the market value of the underlying security (currency) decline below the exercise price of the option (any loss being decreased by the receipt of the premium on the option written). In the case of listed options, during the option period a Fund may be required, at any time, to make payment of the exercise price against delivery of the underlying security (currency). The operation of and limitations on covered put options in other respects are substantially identical to those of call options.

A Fund will write put options for three purposes: (1) to receive the income derived from the premiums paid by purchasers; (2) when the investment adviser wishes to purchase the security (or a security denominated in the currency underlying the option) underlying the option at a price lower than its current market price (in which case it will write the covered put at an exercise price reflecting the lower purchase price sought); and (3) to close out a long put option position. The potential gain on a covered put option is limited to the premium received on the option (less the commissions paid on the transaction) while the potential loss equals the differences between the exercise price of the option and the current market price of the underlying securities (currencies) when the put is exercised, offset by the premium received (less the commissions paid on the transaction).

PURCHASING CALL AND PUT OPTIONS. S&P 500 Index Fund, Investors Equity Fund and Small Cap Fund may purchase put options ("puts") that relate to: (i) securities it holds, (ii) Stock Index Futures (whether or not it holds such Stock Index Futures in its portfolio), or (iii) broadly-based stock indices. The Fund may not sell puts other than those it previously purchased, nor purchase puts on securities it does not hold. The fund may purchase calls:
(a) as to securities, broadly-based stock indices or Stock Index Futures, or
(b) to effect a "closing purchase transaction" to terminate its obligation on a call it has previously written. A call or put may be purchased only if, after such purchase, the value of all put and call options held by the Fund would not exceed 5% of the Fund's total assets. Emerging Markets Fund may purchase listed and OTC call and put options in amounts equaling up to 5% of its total assets. A Fund may purchase a call option in order to close out a covered call position (see "Covered Call Writing" above), to protect against an increase in price of a security it anticipates purchasing or, in the case of a call option on foreign currency, to hedge against an adverse exchange rate move of the currency in which the security it anticipates purchasing is denominated vis-a-vis the currency in which the exercise price is denominated. The purchase of the call option to effect a closing transaction on a call written over-the-counter may be a listed or an OTC option. In either case, the call purchased is likely to be on the same securities (currencies) and have the same terms as the written option. If purchased over-the-counter, the option would generally be acquired from the dealer or financial institution which purchased the call written by a Fund.

A Fund may purchase put options on securities (currencies) which it holds in its portfolio to protect itself against a decline in the value of the security and to close out written put option positions. If the value of the underlying security (currency) were to fall below the exercise price of the put purchased in an amount greater then the premium paid for the option, a Fund would incur no additional loss. In addition, a Fund may sell a put option it has previously purchased prior to the sale of the securities (currencies) underlying such option. Such a sale would result in a net gain or loss depending upon whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option that is sold. Any such gain or loss could be offset in whole or in part by a change in the market value of the underlying security (currency). If a put option purchased by a Fund expired without being sold or exercised, the premium would be lost.

RISKS OF OPTIONS TRANSACTIONS. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price if the market price of the underlying security (or the value of its denominated currency) increases, but has retained the risk of loss if the price of the underlying security (or the value of its denominated currency) declines. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price.

Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. If a covered call option writer is unable to effect a closing purchase transaction or to purchase an offsetting OTC option, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call option writer may not be able to sell an underlying security at a time when it might otherwise be advantageous to do so. A covered put option writer who is unable to effect a closing purchase transaction or to purchase an offsetting OTC option would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised. In addition, a covered put writer would be unable to utilize the amount held in cash or U.S. Government or other high grade short-term obligations as security for the put option for other investment purposes until the exercise or expiration of the option.

A Fund's ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market on option exchanges. There is no assurance that such a market will exist, particularly in the case of OTC options, since such options will generally only be closed out by entering into a closing purchase transaction with the purchasing dealer. However, a Fund may be able to purchase an offsetting option that does not close out its position as a writer but constitutes an asset of equal value to the obligation under the option written. If a Fund is not able to either enter into a closing purchase transaction or purchase an offsetting position, it will be required to maintain the securities subject to the call, or the collateral underlying the put, even though it might not be advantageous to do so, until a closing transaction can be entered into (or the option is exercised or expires).

Among the possible reasons for the absence of a liquid secondary market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist.

In the event of the bankruptcy of a broker through which a Fund engages in transactions in options, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by a Fund, the Fund could experience a loss of all or part of the value of the option. Transactions will be entered into by a Fund only with brokers or financial institutions deemed creditworthy by SCMI.

Exchanges have established limitations governing the maximum number of options on the same underlying security or futures contract (whether or not covered) that may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a Fund may write.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. If the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

The extent to which a Fund may enter into transactions involving options may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and a Fund's intention to qualify as such (see "Taxation").

FUTURES CONTRACTS. Certain Funds may purchase and sell interest rate, currency, and index futures contracts ("futures contracts") that are traded on U.S. and foreign commodity exchanges, on such underlying securities as U.S. Treasury bonds, notes and bills, and/or any foreign government fixed-income security ("interest rate" futures), on various currencies ("currency futures") and on such indices of U.S. and foreign securities as may exist or come into being ("index futures").

A Fund will purchase or sell interest rate futures contracts for the purpose of hedging some or all of the value of its portfolio securities (or anticipated portfolio securities) against changes in prevailing interest rates. If the investment adviser anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities fall, a Fund may sell an interest rate futures contract. If declining interest rates are anticipated, a Fund may purchase an interest rate futures contract to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by a Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.

A Fund will purchase or sell index futures contracts for the purpose of hedging some or all of its portfolio (or anticipated portfolio) securities against changes in their prices. If it anticipates that the prices of securities it holds may fall, a Fund may sell an index futures contract. Conversely, if a Fund wishes to hedge against anticipated price rises in those securities which it intends to purchase, the Fund may purchase an index futures contract.

A Fund will purchase or sell currency futures on currencies in which its portfolio securities (or anticipated portfolio securities) are denominated for the purposes of hedging against anticipated changes in currency exchange rates. A Fund will enter into currency futures contracts for the same reasons as set forth above for entering into forward foreign currency exchange contracts; namely, to secure the value of a security purchased or sold in a given currency vis-a-vis a different currency or to hedge against an adverse currency exchange rate movement of a portfolio security's (or anticipated portfolio security's) denominated currency vis-a-vis a different currency.

In addition to the above, interest rate, index and currency futures will be bought or sold in order to close out short or long positions maintained by a Fund in corresponding futures contracts.

Although most interest rate futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without making or taking delivery. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that a Fund will be able to enter into a closing transaction.

INTEREST RATE FUTURES CONTRACTS. When a Fund enters into an interest rate futures contract, it is initially required to deposit with its custodian (in a segregated account in the name of the broker performing the transaction) an "initial margin" of cash or U.S. Government securities or other high grade short-term obligations equal to approximately 2% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of money by a brokers' client but is, rather, a good faith deposit on the futures contract that will be returned to a Fund upon the proper termination of the futures contract. The margin deposits made are marked to market daily and a Fund may be required to make subsequent deposits of cash or U.S. Government securities (called "variation margin") with the Fund's futures contract clearing broker, which are reflective of price fluctuations in the futures contract.

CURRENCY FUTURES. Generally, foreign currency futures provide for the delivery of a specified amount of a given currency, on the exercise date, for a set exercise price denominated in U.S. dollars or other currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as forward foreign currency exchange contracts. SCMI will assess such factors as cost spreads, liquidity and transaction costs in determining whether to use futures contracts or forward contracts in its foreign currency transactions and hedging strategy.

Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply generally to the buying and selling of futures. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, a Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

INDEX FUTURES CONTRACTS. Each Fund,except International Equity Fund, may invest in index futures contracts. An index futures contract sale creates an obligation by a Fund, as seller, to deliver cash at a specified future time. An index futures contract purchase would create an obligation by a Fund, as purchaser, to take delivery of cash at a specified future time. Futures contracts on indices do not require the physical delivery of securities, but provide for a final cash settlement on the expiration date that reflects accumulated profits and losses credited or debited to each party's account.

A Fund is required to maintain margin deposits with brokerage firms through which it effects index futures contracts in a manner similar to that described above for interest rate futures contracts. In addition, due to current industry practice, daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments. A Fund may be required to make additional margin payments during the term of the contract.

At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to a Fund and the Fund realizes a loss or gain.

OPTIONS ON FUTURES CONTRACTS. A Fund may purchase and write call and put options on futures contracts traded on an exchange and may enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

A Fund will purchase and write options on futures contracts for purposes identical to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts. If, for example, the investment adviser wished to protect against an increase in interest rates and the resulting negative impact on the value of a portion of its fixed-income portfolio, it might write a call option on an interest rate futures contract, the underlying security of which correlates with the portion of the portfolio the Adviser seeks to hedge. Any premiums received in the writing of options on futures contracts may provide a further hedge against losses resulting from price declines in portions of a Fund's investment portfolio.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, a Fund will not purchase or write options on foreign currency futures contracts unless and until, in SCMI's opinion, the market for such options has developed sufficiently that the risks in connection with them are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts.

LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES. A Fund may not enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of a Fund's total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. However, there is no overall limitation on the percentage of a Fund's assets which may be subject to a hedge position. In addition, in accordance with the regulations of the Commodity Futures Trading Commission ("CFTC") under which a Fund is exempted from registration as a commodity pool operator, the Fund may only enter into futures contracts and options on futures contracts transactions for purposes of hedging a part or all of its portfolio. Except as described above, there are no other limitations on the use of futures and options thereon by a Fund.

The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. A Fund may sell a futures contract to protect against the decline in the value of securities (or the currency in which they are denominated) held by a Fund. However, it is possible that the futures market may advance and the value of a Fund's securities (or the currency in which they are denominated) may decline. If this occurs, a Fund will lose money on the futures contract and also experience a decline in value of its portfolio securities. While this might occur for only a very brief period or to a very small degree, over time the value of a diversified portfolio will tend to move in the same direction as the futures contracts.

If a Fund purchases a futures contract to hedge against the increase in value of securities it intends to buy (or the currency in which they are denominated), and the value of such securities (currencies) decreases, then a Fund may determine not to invest in the securities as planned and will realize a loss on the futures contract that is not offset by a reduction in the price of the securities.

If a Fund has sold a call option on a futures contract, it will cover this position by holding (in a segregated account maintained at its Custodian) cash, U.S. Government Securities or other high grade debt obligations equal in value (when added to any initial or variation margin on deposit) to the market value of the securities (currencies) underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the securities (currencies) underlying the futures contract, or by holding a call option permitting a Fund to purchase the same contract at a price no higher than the price at which the short position was established.

In addition, if a Fund holds a long position in a futures contract it will hold cash, U.S. Government Securities or other high grade debt obligations equal to the purchase price of the contract (less the amount of initial or variation margin on deposit) in a segregated account maintained for a Fund by its Custodian. Alternatively, a Fund could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Fund.

Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on a Fund's ability to effectively hedge its portfolio.

Futures contracts and options thereon that are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges and brokerage commissions, clearing costs and other transaction costs may be higher. Greater margin requirements may limit a Fund's ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may cause delays in the settlement of a Fund's foreign exchange transactions.

In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures or options thereon, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by a Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by a Fund only with brokers or financial institutions deemed creditworthy by SCMI.

While the futures contracts and options transactions to be engaged in by a Fund for the purpose of hedging its portfolio securities are not speculative in nature, there are risks inherent in the use of such instruments. One such risk which may arise in employing futures contracts to protect against the price volatility of portfolio securities (and the currencies in which they are denominated) is that the prices of securities and indices subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of a Fund's portfolio securities (and the currencies in which they are denominated). Another such risk is that prices of interest rate futures contracts may not move in tandem with the changes in prevailing interest rates against which a Fund seeks a hedge. A correlation may also be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

There may exist an imperfect correlation between the price movements of futures contracts purchased by a Fund and the movements in the prices of the securities (currencies) which are the subject of the hedge. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationship between the debt securities or currency markets and futures markets could result. Price distortions could also result if investors in futures contracts choose to make or take delivery of underlying securities rather than engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, because the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market can be anticipated with the resulting speculation causing temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest rate trends may still not result in a successful hedging transaction.

There is no assurance that a liquid secondary market will exist for futures contracts and related options in which a Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel or prevent a Fund from closing out a contract, which may result in reduced gain or increased loss to the Fund. The absence of a liquid market in futures contracts might cause a Fund to make or take delivery of the underlying securities (currencies) at a time when it may be disadvantageous to do so.

The extent to which a Fund may enter into transactions involving futures contracts and options thereon may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Fund's intention to qualify as such.

TAX ASPECTS OF HEDGING INSTRUMENTS. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). One of the tests for such qualification is that less than 30% of its gross income must be derived from gains realized on the sale of securities held for less than three months. Due to this limitation, the Fund will limit the extent to which it engages in the following activities, but will not be precluded from them: (i) selling investments, including Stock Index Futures, held for less than three months, whether or not they were purchased on the exercise of a call held by the Fund; (ii) purchasing calls or puts that expire in less than three months; (iii) effecting closing transactions with respect to calls or puts purchased less than three months previously; (iv) exercising puts held by the Fund for less than three months; and (v) writing calls on investments held for less than three months.

WARRANTS AND STOCK RIGHTS. A Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance). A Fund may not invest more than 5% of its net assets (at the time of investment) in warrants (other than those that have been acquired in units or attached to other securities). No more than 2% of a Fund's net assets (at the time of investment) may be invested in warrants that are not listed on the New York or American Stock Exchanges. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of a Fund's entire investment therein). The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

In addition, a Fund may invest up to 5% of its assets (at the time of investment) in stock rights. A stock right is an option given to a shareholder to buy additional shares at a predetermined price during a specified time period.

FOREIGN SECURITIES

Investment in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. There may be less publicly available information about foreign issuers than is available for U.S. issuers, and foreign auditing, accounting and financial reporting practices may differ from U.S. practices. Foreign securities markets may be less active than U.S. markets, trading may be thin and consequently securities prices may be more volatile. The Funds' investment adviser, will, in general, invest only in securities of companies and governments of countries which, in its judgment, are both politically and economically stable. Nevertheless, all foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on the repatriation of foreign capital and changes in foreign governmental attitudes toward private investment, possibly leading to nationalization, increased taxation, or confiscation of Portfolio assets.

DEPOSITORY RECEIPTS

Investments in securities of foreign issuers may on occasion be in the form of sponsored or unsponsored American Depository Receipts ("ADRs") or European Depository Receipts ("EDRs"), or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued in the United States by a bank or trust company, evidencing ownership of the underlying securities. EDRs are typically issued in Europe under a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets.
Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

USE OF FORWARD CONTRACTS IN FOREIGN EXCHANGE TRANSACTIONS

To protect or "hedge" against adverse movements in foreign currency exchange rates, International Equity Fund and Emerging Markets Fund may invest in forward contracts to purchase or sell an agreed-upon amount of a specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Such contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although such contracts tend to minimize the risk of loss due to a decline in the value of the currency which is sold, they expose a Fund to the risk that the counterparty is unable to perform and they tend to limit commensurately any potential gain which might result should the value of such currency increase during the contract period.

HIGH YIELD/JUNK BONDS

Small Cap Fund and International Equity Fund may invest up to 5% of its assets in bonds rated below Baa by Moody's or BBB by S&P (commonly known as "high yield/high risk securities" or "junk bonds"). Emerging Markets Fund may invest up to 35% of its assets in such high yield/high risk securities. Securities rated lower than Baa by Moody's or BBB by S&P are classified as non-investment grade securities and are considered speculative. Junk bonds may be issued as a consequence of corporate restructurings (such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events) or by smaller or highly leveraged companies. Although the growth of the high yield securities market in the 1980's paralleled a long economic expansion, recently many issuers have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on (i) the high yield bond market, (ii) the value of high yield securities and (iii) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goal, or to obtain additional financing. In addition, the market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the market for investment grade securities. Under adverse market or economic conditions, the market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

In periods of reduced market liquidity, junk bond prices may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Under such conditions, a Fund may have to use subjective rather than objective criteria to value its junk bond investments accurately and rely more heavily on the judgment of the Fund's investment adviser.

Prices for junk bonds also may be affected by legislative and regulatory developments. For example, new federal laws require the divestiture by federally insured savings and loans associations of their investments in high yield bonds. Also, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers, mergers or leveraged buyouts. These laws could adversely affect the Fund's net asset value and investment practices, the market for high yield securities, the financial condition of issuers of these securities, and the value of outstanding high yield securities.

Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's portfolio and increasing the exposure of the Fund to the risks of high yield securities.

SHORT SALES AGAINST-THE-BOX

After the Fund makes a short sale against-the-box, while the short position is open, the Fund must own an equal amount of the securities sold short; or by virtue of ownership of securities have the right, without payment of further consideration, to obtain an equal amount of the securities sold short. Short sales against-the-box may be made to defer, for Federal income tax purposes, recognition of gain or loss on the sale of securities "in the box" until the short position is closed out.

3.  INVESTMENT LIMITATIONS

The following investment restrictions restate or are in addition to those described under "Investment Objective and Policies" and "Additional Investment Policies and Risk Considerations" in the Prospectus. Each Fund has adopted the following investment limitations which are fundamental policies of the Funds, unless otherwise stated. Each Fund that invests in a Portfolio has the same fundamental investment policies as the Portfolio in which it invests. Thus, reference to any Fund that invests in a Portfolio includes reference to the Portfolio in which that Fund invests:

(a)  Diversification:

    No Fund (other than Emerging Markets Fund) may, with respect to 75% of its assets, purchase a security if as a result: (i) more than 5% of its assets would be invested in the securities of any single issuer or (ii) the Fund would own more than 10% of the outstanding voting securities of any single issuer. This restriction does not apply to securities issued by the U.S. Government, its agencies or instrumentalities.

(b) Illiquid Securities

    No Fund will invest more than 10% of its assets in "illiquid securities", which are securities that cannot be disposed of within seven days at their then current value. For purposes of this limitation, "illiquid securities" includes, except in those circumstances described below, (i) "restricted securities", which are securities that cannot be resold to the public without registration under the Federal securities laws, and (ii) securities of issuers having a record (together with all predecessors) of less than three years of continuous operation.

(c) Concentration

    No Fund (except Emerging Markets Fund) will invest 25% or more of the value of its total assets in any one industry.

(d) Underwriting Activities

    No Fund will underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under U.S. securities laws.

(e) Borrowing

    International Equity Fund will not borrow money, except from banks, for temporary emergency purposes and then only in an amount not exceeding 5% of the value of the total assets of the Fund.

    Small Cap Fund may borrow money from banks or by entering into reverse repurchase agreements, but the Fund will limit borrowings to amounts not in excess of 33 1/3% of the value of the Fund's total assets (computed immediately after the borrowing).

    S&P 500 Index Fund and Investors Equity Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, but no in excess of 33 1/3 of the value of the Fund's total assets (computed immediately after the borrowing).

(f) Pledging

    Small Cap Fund and International Equity Fund may not pledge, mortgage or hypothecate its assets to an extent greater than 10% of the value of the total assets of the Fund. With respect to Small Cap Fund, however, this does not prohibit the escrow arrangements contemplated by the put and call activities of the Fund or other collateral or margin arrangements in connection with any of the Hedging Instruments, which it may use as permitted by any of its other fundamental policies.

    As a non-fundamental policy, Index Fund and Investors Equity Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions.

(g) Margin and Short Sales

    International Equity Fund may not purchase securities on margin or sell short.

    Each Fund (other than International Equity Fund) may not purchase securities on margin; however, the Fund may make margin deposits in connection with any Hedging Instruments, which it may use as permitted by any of its other fundamental policies.

    No Fund may sell securities short.

(h) Investing for Control

    No Fund may make investments for the purpose of exercising control or management.

(i) Real Estate

    No Fund may purchase or sell real estate, provided that the a Fund may invest in securities issued by companies which invest in real estate or interests therein.

(j) Lending

    International Equity Fund will not make loans to other persons, provided that for purposes of this restriction, entering into repurchase agreements, acquiring corporate debt securities and investing in U.S. Government obligations, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan.

    S&P 500 Index Fund, Investors Equity Fund and Small Cap Fund will not lend money except in connection with the acquisition of that portion of publicly-distributed debt securities which the Fund's investment policies and restrictions permit it to purchase (see "Investment Objective" and "Investment Policies" in the Prospectus); the Funds may also make loans of portfolio securities (see "Loans of Portfolio Securities") and enter into repurchase agreements (see "Repurchase Agreements");

    Emerging Markets Fund will not lend money except in connection with the acquisition of debt securities which the Fund's investment policies and restrictions permit it to purchase (see "Investment Objective" and "Investment Policies" in the Prospectus); the Portfolio may also make loans of portfolio securities (see "Loans of Portfolio Securities") and enter into repurchase agreements (see "Repurchase Agreements");

(k) Purchases and Sales of Commodities

    International Equity Fund will invest in commodities; commodity contracts other than foreign currency forward contracts; or oil, gas and other mineral resource, lease, or arbitrage transactions.

    No Fund (other than International Equity Fund) will invest in commodities or commodity contracts (other than Hedging Instruments which it may use as permitted by any of its other fundamental policies, whether or not any such Hedging Instrument is considered to be a commodity or a commodity contract);

(l) Options and Futures Contracts

    International Equity Fund may not write, purchase or sell options or puts, calls, straddles, spreads, or combinations thereof.

    No Fund (other than International Equity Fund) may purchase or write puts or calls except as permitted by any of its other fundamental investment policies.

(n) Warrants

    No Fund may invest in warrants, valued at the lower of cost or market, more than 5% of the value of the Portfolio's net assets (included within that amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities may be deemed to be without value.). This policy is non-fundamental with respect to S&P 500 Index Fund and Small Cap Fund.

4.  PERFORMANCE DATA

The Funds may, from time to time, include quotations of its average annual total return in advertisements or reports to shareholders or prospective investors.

Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:

                   P (1+T)n = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV - the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

For the one year period ended __________, the average annual total return of each Fund was as follows:


Quotations of total return will reflect only the performance of a hypothetical investment in a Fund during the particular time period shown. Total return for a Fund will vary based on changes in market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

In connection with communicating total return to current or prospective investors, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Investors who purchase and redeem shares of a Fund through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the Service Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on these assets). Such fees will have the effect of reducing the average annual total return of the Fund for those investors.

5.  MANAGEMENT

TRUSTEES AND OFFICERS

THE TRUST

The trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.

John Y. Keffer,* Chairman and President (age 54)

    President and Director, Forum Financial Services, Inc. (a registered broker-dealer), Forum Administrative Services, LLC (a mutual fund administrator), Forum Financial Corp. (a registered transfer agent) and Forum Advisors, Inc. (a registered investment adviser). Mr. Keffer is a Trustee and/or officer of various registered investment companies for which Forum Administrative Services, LLC serves as manager or administrator and for which Forum Financial Services, Inc. serves as distributor. His address is Two Portland Square, Portland, Maine 04101.

Costas Azariadis, Trustee (age 53)

    Professor of Economics, University of California, Los Angeles, since July 1992. Prior thereto, Dr. Azariadis was Professor of Economics at the University of Pennsylvania. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.

James C. Cheng, Trustee (age 54)

    President of Technology Marketing Associates (a marketing consulting company) since September 1991. Prior thereto, Mr. Cheng was President and Chief Executive Officer of Network Dynamics, Incorporated (a software development company). His address is 27 Temple Street, Belmont, Massachusetts 02178.

J. Michael Parish, Trustee (age 53)

    Partner at the law firm of Winthrop Stimson Putnam & Roberts since 1989. Prior thereto, he was a partner at LeBoeuf, Lamb, Leiby & MacRae, a law firm of which he was a member from 1974 to 1989. His address is 40 Wall Street, New York, New York 10005.

Mark D. Kaplan, Vice President, Assistant Treasurer and Assistant Secretary (age
41)

    Managing Director at Forum Financial Services, Inc. since September 1995. Prior thereto, Mr. Kaplan was Managing Director and Director of Research at H.M. Payson & Co. His address is Two Portland Square, Portland, Maine 04101.

Robert Campbell, Treasurer (age 36)

    Director of Fund Accounting, Forum Financial Corp., with which he has been associated since April 1997. Prior thereto, Mr. Campbell was the Vice President of Domestic Operations for State Street Fund Services in Toronto, Ontario, and prior to that, Mr. Campbell served as Assistant Vice President/Fund Manager of Mutual Fund, State Street Bank & Trust in Boston, Massachusetts. Mr. Campbell is also treasurer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

David I. Goldstein, Secretary (age 35)

    Counsel, Forum Financial Services, Inc., with which he has been associated since 1991. Prior thereto, Mr. Goldstein was associated with the law firm of Kirkpatrick & Lockhart. Mr. Goldstein is also Secretary or Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

Max Berueffy, Assistant Secretary (age 44)

    Counsel, Forum Financial Services, Inc., with which he has been associated since 1994. Prior thereto, Mr. Berueffy was on the staff of the U.S. Securities and Exchange Commission for seven years, first in the appellate branch of the Office of the General Counsel, then as a counsel to Commissioner Grundfest and finally as a senior special counsel in the Division of Investment Management. Mr. Berueffy is also Secretary or Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

Cheryl O. Tumlin, Assistant Secretary (age 31)

    Assistant Counsel, Forum Financial Services, Inc., with which she has been associated since July 1996. Prior thereto, Ms. Tumlin was on the staff of the U.S. Securities and Exchange Commission as an attorney in the Division of Market Regulation and prior thereto Ms. Tumlin was an associate with the law firm of Robinson Silverman Pearce Aronsohn & Berman in New York, New York. Ms. Tumlin is also Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

M. Paige Turney, Assistant Secretary (age 28).

    Fund Administrator, Forum Financial Services, Inc., with which she has been associated since 1995. Ms. Turney was employed from 1992 as a Senior Fund Accountant with First Data Corporation in Boston, Massachusetts. Ms. Turney is also Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Prior thereto she was a student at Montana State University Her address is Two Portland Square, Portland, Maine 04101.

TRUSTEE COMPENSATION. Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and is paid $1,000 for each committee meeting attended on a date when a Board meeting is not held. As of March 31, 1997, in addition to $1,000 for each Board meeting attended, each Trustee receives $100 per active portfolio of the Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. No officer of the Trust is compensated by the Trust.

The following table provides the aggregate compensation paid to each Trustee. The Trust has not adopted any form of retirement plan covering Trustees or officers. Information is presented for the fiscal year ended March 31, 1997.

                                       Accrued      Annual
                          Aggregate    Pension   Benefits Upon     Total
    Trustee             Compensation   Benefits   Retirement    Compensation
    -------             ------------   --------   ----------    ------------
    Mr. Keffer              None         None        None           None
    Mr. Azariadis         $4,000         None        None         $4,000
    Mr. Cheng             $4,000         None        None         $4,000
    Mr. Parish            $4,000         None        None         $4,000

THE PORTFOLIOS

TRUSTEES AND OFFICERS OF CORE TRUST. The Trustees and officers of Core Trust and their principal occupations during the past five years and ages are set forth below. Each Trustee who is an "interested person" (as defined by the 1940
Act) of Core Trust is indicated by an asterisk. Messrs. Keffer, Azariadis, Cheng and Parish, Trustees of Core Trust, and Mr. Goldstein, Secretary of Core Trust, all currently serve as Trustees and/or officers of the Trust. Accordingly, for background information pertaining to these Trustees, see "Management - Trustees and Officers -The Trust."

John Y. Keffer,* Chairman and President.

Costas Azariadis, Trustee, Age 53.

James C. Cheng, Trustee, Age 54.

J. Michael Parish, Trustee, Age 53.

Richard C. Butt, Treasurer

    CPA, Managing Director, Operations, Forum Financial Corp. since 1996. Prior thereto, Mr. Butt was a consultant in the financial services division of KPMG Peat Marwick LLP ("KPMG"). Prior to his employment at KPMG, Mr. Butt was President of 440 Financial Distributors, Inc., the distribution subsidiary of 440 Financial Group, and Senior Vice President of the parent company. Prior thereto, he was a Vice President at Fidelity Services Company. Mr. Butt is also treasurer of various registered investment companies for which Forum

Administrative Services, LLC serves as administrator. His address is Two Portland Square, Portland, Maine 04101.

David I. Goldstein, Secretary (age 35)

Sara M. Clark, Vice President, Assistant Secretary and Assistant Treasurer., Age 33.

    Managing Director, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, from 1991 to 1994 Ms. Clark was Controller of Wright Express Corporation (a national credit card company) and for six years prior thereto was employed at Deloitte & Touche LLP as an accountant. Ms. Clark is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

Thomas G. Sheehan, Assistant Secretary, Age 42.

    Managing Director and Counsel, Forum Financial Services, Inc., with which he has been associated since 1993. Prior thereto, Mr. Sheehan was Special Counsel to the Division of Investment Management of the SEC. Mr. Sheehan is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

Renee A. Walker, Assistant Secretary, Age 27.

    Fund Administrator, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, Ms. Walker was an administrator at Longwood Partners (the manager of a hedge fund partnership) for a year. After graduating from college, from 1991 to 1993 Ms. Walker was a sales representative assistant at PaineWebber Incorporated (a broker-dealer).
    Her address is Two Portland Square, Portland, Maine 04101.

TRUSTEES AND OFFICERS OF SCHRODER CORE. The following information relates to the principal occupations of each Trustee and executive officer of the Schroder Core during the past five years and shows the nature of any affiliation with Schroder. Messrs. Keffer, Goldstein and Sheehan, officers of Schroder Core, all currently serve as officers of the Trust or Core Trust. Accordingly, for background information pertaining to these officers, see "Trustees and Officers -- The Trust" and "Trustees and Officers -- The Portfolios -- Trustees and Officers of Core Trust above.

Peter E. Guernsey, Oyster Bay, New York - Trustee of the Trust - Insurance Consultant since August 1986; prior thereto Senior Vice President, Marsh & McLennan, Inc., insurance brokers.

John I. Howell, Greenwich, Connecticut - Trustee of the Trust - Private Consultant since February 1987; Honorary Director, American International Group, Inc.; Director, American International Life Assurance Company of New York.

Clarence F. Michalis, 44 East 64th Street, New York, New York - Trustee of the Trust - Chairman of the Board of Directors, Josiah Macy, Jr. Foundation (charitable foundation).

Hermann C. Schwab, 787 Seventh Avenue, New York, New York - Chairman (Honorary) and Trustee of the Trust - retired since March, 1988; prior thereto, consultant to SCMI since February 1, 1984.

Mark J. Smith (b), 33 Gutter Lane, London, England - President and Trustee of the Trust - First Vice President of SCMI since April 1990; Director and Vice President, Schroder Advisors.

Robert G. Davy, 787 Seventh Avenue, New York, New York - a Vice President of the Trust - Director of SCMI and Schroder Capital Management International Ltd. since 1994; First Vice President of SCMI since July, 1992; prior thereto, employed by various affiliates of Schroders plc in various positions in the investment research and portfolio management areas since 1986.

Margaret H. Douglas-Hamilton (b)(c), 787 Seventh Avenue, New York, New York - Vice President of the Trust - Secretary of SCM since July 1995; Secretary of Schroder Advisors since April 1990; First Vice President and General Counsel of Schroders Incorporated(b) since May 1987; prior thereto, partner of Sullivan & Worcester, a law firm.

Richard R. Foulkes, 787 Seventh Avenue, New York, New York - a Vice President of the Trust; Deputy Chairman of SCMI since October 1995; Director and Executive Vice President of Schroder Capital Management International Ltd. since 1989.

Catherine S. Wooledge, Two Portland Square, Portland, Maine 04101 - Assistant Treasurer and Assistant Secretary of the Trust - Counsel, Forum Financial Services, Inc. since November 1996. Prior thereto, associate at Morrison & Foerster, Washington, D.C. from October 1994 to November 1996, associate corporate counsel at Franklin Resources, Inc. from September 1993 to September 1994, and prior thereto associate at Drinker Biddle & Reath, Philadelphia, PA.

Barbara Gottlieb(c), 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust - Assistant Vice President of SWIS since July 1995 prior thereto held various positions with SWIS affiliates.

Robert Jackowitz(b)(c), 787 Seventh Avenue, New York, New York - Treasurer of the Trust - Vice President of SCM since September 1995; Treasurer of SCM and Schroder Advisors since July 1995; Vice President of SCMI since June 1995; and Assistant Treasurer of Schroders Incorporated since January 1993.

John Y. Keffer, Vice President of the Trust.

Jane P. Lucas(c), 787 Seventh Avenue, New York, New York - Vice President of the Trust - Director and Senior Vice President SCMI; Director of SCM since September 1995; Assistant Director Schroder Investment Management Ltd. since June 1991.

Gerardo Machado, 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust - Associate, SCMI.

Catherine A. Mazza, 787 Seventh Avenue, New York, New York - Vice President of the Trust - President of Schroder Advisors since 1997; First Vice President of SCMI and SCM since 1996; prior thereto, held various marketing positions at Alliance Capital, an investment adviser, since July 1985.

Thomas G. Sheehan, Assistant Treasurer and Assistant Secretary of the Trust.

Fariba Talebi, 787 Seventh Avenue, New York, New York - Vice President of the Trust - First Vice President of SCMI since April 1993, employed in various positions in the investment research and portfolio management areas since 1987.

John A. Troiano(b), 787 Seventh Avenue, New York, New York - Vice President of the Trust - Managing Director and Senior Vice President of SCMI since October 1995; Director of Schroder Advisors since October 1992; Director of SCMI since 1991; prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1981.

Ira L. Unschuld, 787 Seventh Avenue, New York, New York - Vice President of the Trust - Vice President of SCMI since April, 1993 and an Associate from July, 1990 to April, 1993; prior to July, 1990, employed by various financial institutions as a securities or financial analyst.

Alexandra Poe, 787 Seventh Avenue, New York, New York - Secretary and Vice President of the Trust - Vice President of SCMI since August 1996; Fund Counsel and Senior Vice President of Schroder Advisors since August 1996; prior thereto an investment management attorney with Gordon Altman Butowsky Weitzen Shalov & Wein since July 1994; prior thereto counsel and Vice President of Citibank, N.A. since 1989.

Mary Kunkemueller, 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust.

(a) Interested Trustee of the Trust within the meaning of the 1940 Act.
(b) Schroder Advisors is a wholly owned subsidiary of SCMI, which is a wholly owned subsidiary of Schroders Incorporated, which in turn is an indirect, wholly owned U.S. subsidiary of Schroders plc.
(c) Schroder Capital Management, Inc. ("SCMI") is a wholly owned subsidiary of Schroder Wertheim Holdings Incorporated which is a wholly owned subsidiary of Schroders, Incorporated, which in turn is an indirect wholly owned U.S. subsidiary of Schroders plc.

INVESTMENT ADVISERS

     Forum Advisors, Inc. serves as investment adviser to Investors Equity Fund pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, Forum Advisors is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective and reviewing the investment strategies and policies of the Fund. Forum Advisors was incorporated under the laws of Delaware in 1987 and is registered under the Investment Advisers Act of 1940. For its services, Forum Advisors receives an advisory fee at an annual rate of 0.__% of Investor Equity Fund's average daily net assets.

     Forum Advisors has entered into an investment sub-advisory agreement with Peoples Heritage to exercise certain investment discretion over the assets (or a portion of assets) of the Fund. Although Peoples Heritage has certain advisory responsibility for the Fund it does not make daily investment decisions for the Fund and does not receive an advisory fee. Peoples Heritage, located at One Portland Square, Portland, Maine 04101, is [an indirect subsidiary] of Peoples Heritage Financial Group, a multi-bank holding company. As of October 31, 1997, Peoples Heritage Financial Group had assets of $___ billion. As of ____________, Peoples Heritage and its affiliates managed assets with a value of approximately $___ billion.

     Subject to the general supervision of the Core Trust Board, Norwest provides investment advisory services to Index Portfolio. Norwest manages the investment and reinvestment of the assets of Index Portfolio and continuously reviews, supervises and administers the Portfolio's investments. In this regard, it is the responsibility of Norwest to make decisions relating to Index Portfolio's investments and to place purchase and sale orders regarding investments with brokers or dealers selected by it in its discretion. For its services with respect to the Portfolio, Norwest receives a monthly advisory fee equal on an annual basis to 0.15% of the Portfolio's average daily net assets, which Index Fund indirectly bears through investment in the Portfolio. Norwest, which is located at Norwest Center, Sixth Street and Marquette, Minneapolis, Minnesota 55479, is an indirect subsidiary of Norwest Corporation, a multi-bank holding company that was incorporated under the laws of Delaware in 1929. As of October 31, 1997, Norwest Corporation had assets of $___ billion, which made it the 11th largest bank holding company in the United States. As of October 31, 1997, Norwest and its affiliates managed assets with a value of approximately $___ billion.

SCMI, 787 Seventh Avenue, New York, New York, 10019, serves as Adviser to the Schroder Portfolios pursuant to an investment advisory agreement. SCMI is a wholly-owned U.S. subsidiary of Schroders Incorporated, the wholly-owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large worldwide group of banks and financial service companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices located in seventeen countries worldwide. The Schroder Group specializes in providing investment management services, with Group funds under management currently in excess of $90 billion.

Pursuant to the investment advisory agreement, SCMI is responsible for managing the investment and reinvestment of the assets included in each of the Schroder Portfolios and for continuously reviewing, supervising and administering the Portfolio's investments. In this regard, it is the responsibility of SCMI to make decisions relating to the Portfolio's investments and to place purchase and sale orders regarding such investments with brokers or dealers selected by it in its discretion. SCMI also furnishes to the Board, which has overall responsibility for the business and affairs of Schroder Core, periodic reports on the investment performance of the Portfolio.

Under the terms of the investment advisory agreement, SCMI is required to manage the Portfolio's investment portfolio in accordance with applicable laws and regulations. In making its investment decisions, SCMI does not use material information that may be in its possession or in the possession of its affiliates.

The investment advisory agreement will continue in effect provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Portfolio (as defined by the 1940 Act) or by the Schroder Core Board and (ii) by a majority of the Schroder Core Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of any such party. The investment advisory agreement may be terminated without penalty by vote of the Trustees of Schroder Core or the interestholders of the Portfolio on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to Schroder Core and it will terminate automatically if assigned. The investment advisory agreement also provides that, with respect to the Portfolio, neither SCMI nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its or their duties to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of the SCMI's or their duties or by reason of reckless disregard of its or their obligations and duties under the investment advisory agreement.

For its services, each of U.S. Smaller Companies Portfolio and International Equity Portfolio pay SCMI a fee at an annual rate of 0.45% of its average daily net assets.

ADMINISTRATIVE SERVICES

THE FUNDS

Forum Administrative Services, LLC ("FAS") acts as administrator to the Trust on behalf of the Fund pursuant to an Administration Agreement with the Trust. As administrator, FAS provides management and administrative services necessary to the operation of the Trust (which include, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent and custodian and arranging for maintenance of books and records of the Trust), and provides the Trust with general office facilities. The Administration Agreement will remain in effect for a period of twelve months with respect to the Fund and thereafter is automatically renewed each year for an additional term of one year.

The Administration Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Fund by vote of the Fund's shareholders or by either party on not more than 60 days' written notice. The Administration Agreement also provides that FAS shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement.

At the request of the Board, FAS provides persons satisfactory to the Board to serve as officers of the Trust. Those officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of FAS, the Adviser, the subadviser or their affiliates.

THE PORTFOLIOS

On behalf of Index Portfolio, Core Trust has entered into an administration agreement with Forum Financial Services, Inc. For its administrative services, FFSI receives from the Portfolios a fee at an annnual rate of ____ of Index Portfolio's average daily net assets.

On behalf of the Schroder Portfolios, the Schroder Core has entered into an administrative services agreement with Schroder Fund Advisors Inc. ("Schroder Advisors"), 787 Seventh Avenue, New York, New York 10019. Schroder Core and Schroder Advisors have entered into a Sub-Administration Agreement with Forum Financial Services, Inc. ("Forum"). Pursuant to their agreements, Schroder Advisors and Forum provide certain management and administrative services necessary for the Portfolio's operations, other than the investment management and administrative services provided to the Portfolio by SCMI pursuant to the investment advisory agreement, including among other things, (i) preparation of shareholder reports and communications, (ii) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission and state securities commissions, and (iii) general supervision of the operation of the Portfolio, including coordination of the services performed by the Portfolio's investment adviser, transfer agent, custodian, independent accountants, legal counsel and others. Schroder Advisors is a wholly-owned subsidiary of SCMI, and is a registered broker-dealer organized to act as administrator and distributor of mutual funds. Effective July 5, 1995, Schroder Advisors changed its name from Schroder Capital Distributors Inc.

For these services, Schroder Advisors receives from the Portfolio's fee at the annual rate of 0.15% of each Schroder Portfolio's average daily net assets. Payment for FAS's services is made by Schroder Advisors and is not a separate expense of the Portfolio.

The administrative services agreement and sub-administration agreement are terminable with respect to the Schroder Portfolios without penalty, at any time, by vote of a majority of the Schroder Core Trustees who are not "interested persons" of Schroder Core and who have no direct or indirect financial interest in the operation of the Portfolio's Distribution Plan or in the administrative services agreement or sub-administration agreement, upon not more than 60 days' written notice to Schroder Advisors or Forum, as appropriate, or by vote of the holders of a majority of the shares of the Portfolio, or, upon 60 days' notice, by Schroder Advisors or Forum. The administrative services agreement will terminate automatically in the event of its assignment.

The sub-administration agreement is terminable with respect to the Portfolio without penalty, at any time, by the Board of Schroder Core, Schroder Advisors and the Adviser upon 60 days' written notice to Forum or by Forum upon 60 days' written notice to the Portfolio and Schroder Advisors, and the investment adviser, as appropriate.

CUSTODIAN

The Chase Manhattan Bank, N.A., through its Global Securities Services division located in London, England, acts as custodian of the Schroder Portfolio's assets, but plays no role in making decisions as to the purchase or sale of portfolio securities for the Portfolios. Pursuant to rules adopted under the 1940 Act, the Schroder Portfolios may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Portfolios; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Portfolio assets.

DISTRIBUTOR

Forum Financial Services, Inc. ("Forum"), an affiliate of FAS, is the Trust's distributor and acts as the agent of the Trust in connection with the offering of shares of the Fund pursuant to a Distribution Agreement. The Distribution Agreement will continue in effect for twelve months and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders entitled to vote thereon, and in either case, by a majority of the Trustees who (i) are not parties to the Distribution Agreement, (ii) are not interested persons of any such party or of the Trust and (iii) with respect to any class for which the Trust has adopted a distribution plan, have no direct or indirect financial interest in the operation of that distribution plan or in the Distribution Agreement, at a meeting called for the purpose of voting on the Distribution Agreement. All subscriptions for shares obtained by Forum are directed to the Trust for acceptance and are not binding on the Trust until accepted by it. Forum receives no compensation or reimbursement of expenses for the distribution services provided pursuant to the Distribution Agreement and is under no obligation to sell any specific amount of Fund shares.

The Distribution Agreement provides that Forum shall not be liable for any error of judgment or mistake of law or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's duties or by reason of reckless disregard of its obligations and duties under the Distribution Agreement.

The Distribution Agreement is terminable with respect to the Fund without penalty by the Trust on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a vote of a majority of the Board, or by Forum on 60 days' written notice. The Distribution Agreement will automatically terminate in the event of its assignment.

Forum may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Fund are sold without sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

TRANSFER AGENT

Forum Financial Corp. ("FFC") acts as transfer agent of the Trust pursuant to a transfer agency agreement (the "Transfer Agency Agreement"). The Transfer Agency Agreement provided, with respect to each Fund, for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided that the agreement is specifically approved at least annually by the Board or, with respect to either Fund, by a vote of the shareholders of that Fund, and in either case by a majority of the directors who are not parties to the Transfer Agency Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Transfer Agency Agreement.

Among the responsibilities of FFC as agent for the Trust are: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Fund may be effected and certain other matters pertaining to the Fund; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

FFC or any sub-transfer agent or processing agent may also act and receive compensation as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Fund with respect to assets invested in the Fund. FFC or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from FFC with respect to assets of those customers or clients invested in the Fund. FFC, FAS or sub-transfer agents or processing agents retained by FFC may be Processing Organizations (as defined in the Prospectus) and, in the case of sub- transfer agents or processing agents, may also be affiliated persons of FFC or Forum.

For its services under the Transfer Agency Agreement, FFC receives: (i) a fee at an annual rate of 0.25 percent of the average daily net assets of the Fund and (ii) a fee of $24,000 per year; such amounts to be computed and paid monthly in arrears by the Fund; and (iii) Annual Shareholder Account Fees of $25.00 for a retail and $125.00 for an institutional shareholder account; such fees to be computed as of the last business day of the prior month.

FFC or any sub-transfer agent or processing agent may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Fund with respect to assets invested in the Fund.

FFC also is the Portfolio's transfer agent pursuant to a Transfer Agency Agreement between Schroder Core and FFC. FFC is compensated for those services in the amount of $12,000 per year plus certain interestholder account fees.

FUND ACCOUNTING

Forum Accounting Services, LLC ("FAcS") performs portfolio accounting services for the Funds pursuant to a Fund Accounting Agreement with the Trust. The Fund Accounting Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees or by a vote of the shareholders of the Trust and in either case by a majority of the Trustees who are not parties to the Fund Accounting Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Fund Accounting Agreement. Under its agreement, FAcS prepares and maintains books and records prepares and maintains books and records of the Fund on behalf of the Trust as required under the 1940 Act, calculates the net asset value per share of each Fund and dividends and capital gain distributions and prepares periodic reports to shareholders and the Securities and Exchange Commission. For its services, FAcS receives from the Trust with respect to the Fund a fee of $12,000.

FAcS also performs portfolio accounting services for Index Portfolio pursuant to a Fund Accounting Agreement between Core Trust and FAcS. For its services, FAcS receives a fee of $60,000 per year, plus additional surcharges based upon total assets or security positions.

FFC performs portfolio accounting services for the Schroder Portfolios pursuant to a Fund Accounting Agreement between Schroder Core and FFC. For its services, FFC is receives a fee of $60,000 per year, plus additional surcharges based upon total assets or security positions.

6.  DETERMINATION OF NET ASSET VALUE

    The Trust determines the net asset value per share of each Fund as of 4:00 p.m., Eastern Time, on each Fund Business Day by dividing the value of the Fund's net assets (I.E., the value of its portfolio securities and other assets less its liabilities) by the number of that Fund's shares outstanding at the time the determination is made. Securities owned by a Fund or Portfolio listed on the recognized stock exchanges are valued at the last reported trade price, prior to the time when the assets are valued, on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last trade prices are not available are valued at mid-market prices. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Board.

Trading in securities on European and Far Eastern Securities exchanges and over-the-counter markets may not take place on every day that the New York Stock Exchange is open for trading. Furthermore, trading takes place in various foreign markets on days on which a Portfolio's NAV is not calculated.
 If events materially affecting the value of foreign securities occur between the time when their price is determined and the time when net asset value is calculated, such securities will be valued at fair value as determined in good faith by the Schroder Core Board or the Board.

All assets and liabilities of a Portfolio or Fund denominated in foreign currencies are converted to U.S. dollars at the mid price of such currencies against U.S. dollars last quoted by a major bank prior to the time when NAV of the Portfolio is calculated.

7.  PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS

Investment decisions for each Portfolio and Fund and for the other investment advisory clients of the investment advisers are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which in the investment adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES

Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. Since most brokerage transactions for the Schroder International Portfolio and Schroder Emerging Markets Fund Institutional Portfolio will be placed with foreign broker-dealers, certain portfolio transaction costs for the Portfolios may be higher than fees for similar transactions executed on U.S. securities exchanges. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Portfolios usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Portfolios includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Investment Advisory Agreements authorize and direct the investment advisers to place orders for the purchase and sale of assets with brokers or dealers selected by the investment advisers in their discretion and to seek "best execution" of such portfolio transactions. An investment adviser places all such orders for the purchase and sale of portfolio securities and buys and sells securities for a Portfolio through a substantial number of brokers and dealers. In so doing, the investment adviser uses its best efforts to obtain for the Portfolio the most favorable price and execution available. The Portfolio may, however, pay higher than the lowest available commission rates when the investment adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. In seeking the most favorable price and execution, the investment adviser, having in mind the Portfolio's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealers involved and the quality of service rendered by the broker-dealers in other transactions.

It has for many years been a common practice in the investment advisory business as conducted in certain countries, including the United States, for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, and investment adviser may receive research services from broker-dealers with which it places the Fund's or Portfolio's portfolio transactions. These services, which in some cases may also be purchased for cash, include such items as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the investment adviser in advising various of its clients (including the Fund or Portfolio), although not all of these services are necessarily useful and of value in managing the Portfolio. The investment advisory fee paid by a Portfolio is not reduced because the investment adviser and its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "Act"), an investment adviser may cause a Fund or Portfolio to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to it an amount of disclosed commission for effecting a securities transaction in excess of the commission which another broker-dealer would have charged for effecting that transaction.

Subject to the general policies regarding allocation of portfolio brokerage as set forth above, the Board has authorized SCMI to employ Schroder Securities Limited and its affiliates (collectively, "Schroder Securities"), which are affiliated with SCMI, to effect securities transactions of the Portfolio on various foreign securities exchanges on which Schroder Securities has trading privileges, provided certain other conditions are satisfied as described below.

Payment of brokerage commissions to Schroder Securities for effecting such transactions is subject to Section 17(e) of the 1940 Act, which requires, among other things, that commissions for transactions on securities exchanges paid by a registered investment company to a broker which is an affiliated person of such investment company or an affiliated person of another person so affiliated not exceed the usual and customary broker's commissions for such transactions. It is the Schoder Portfolios' policy that commissions paid to Schroder Securities will in the judgment of the officers of SCMI responsible for making portfolio decisions and selecting brokers, be (i) at least as favorable as commissions contemporaneously charged by Schroder Securities on comparable transactions for its most favored unaffiliated customers and (ii) at least as favorable as those which would be charged on comparable transactions by other qualified brokers having comparable execution capability. The Board of Trustees of Schroder Core, including a majority of the non-interested Trustees, has adopted procedures pursuant to Rule 17e-1 promulgated by the Securities and Exchange Commission under
Section 17(e) to ensure that commissions paid to Schroder Securities by the Schroder Portfolio satisfy the foregoing standards. The Board will review all transactions at least quarterly for compliance with these procedures.

The Funds have no understanding or arrangement to direct any specific portion of its brokerage to Schroder Securities and will not direct brokerage to Schroder Securities in recognition of research services. Schroder Securities commenced operations in 1990.

The annual portfolio turnover rate of a Fund (or Portfolio) may exceed 50% but will not ordinarily exceed 100%.

8.  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Detailed information pertaining to the purchase of shares of each Fund, redemption of shares and the determination of the net asset value of Fund shares is set forth in the Prospectus under "Purchases and Redemptions of Shares".

Shares of each Fund are sold on a continuous basis by the distributor.

Set forth below is an example of the method of computing the offering price of a Fund's shares. The example assumes a purchase of shares of beneficial interest aggregating less than $100,000 subject to the schedule of sales charges set forth in the Prospectus at a price based on the net asset value per share of the Fund on ____ __.

Net Asset Value Per Share           $ X.XX

Sales Charge, 4.00% of offering
price (4.17% of net asset value
per share)                          $ X.XX

Offering to Public                  $ X.XX

In addition to the situations described in the Prospectus under "Purchases and Redemptions of Shares," the Trust may redeem shares involuntarily, from time to time, to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus.

The Trust has filed a formal election with the Securities and Exchange Commission pursuant to which a Fund will only effect a redemption in portfolio securities if a shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

REDEMPTION IN KIND

In the event that payment for redeemed shares is made wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. An in kind distribution of portfolio securities will be less liquid than cash. The shareholder may have difficulty in finding a buyer for portfolio securities received in payment for redeemed shares. Portfolio securities may decline in value between the time of receipt by the shareholder and conversion to cash. A redemption in kind of a Fund's portfolio securities could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio.

EXCHANGE PRIVILEGE

The exchange privilege permits shareholders of each Fund to exchange their shares for shares of any other fund of the Trust or shares of certain other portfolios of investment companies which retain FAS or its affiliates as investment adviser or distributor and which participate in the Trust's exchange privilege program ("Participating Fund"). For Federal income tax purposes, exchange transactions are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than his basis in such shares at the time of the transaction.

By use of the exchange privilege, the shareholder authorizes the Transfer Agent to act upon the instruction of any person representing himself to either be, or to have the authority to act on behalf of, the investor and believed by the Transfer Agent to be genuine. The records of the Transfer Agent of such instructions are binding. Proceeds of an exchange transaction may be invested in another Participating Fund in the name of the shareholder.

Exchange transactions will be made on the basis of relative net asset values per share at the time of the exchange transaction plus any sales charge applicable to the Participating Fund whose shares are being acquired. Shares of any Participating Fund may be redeemed and the proceeds used to purchase, without a sales charge, shares of any other Participating Fund that are offered without a sales charge. Shares of any Participating Fund purchased with a sales charge may be redeemed and the proceeds used to purchase, without a sales charge, shares of any other Participating Fund otherwise sold with the same sales charge. If the Participating Fund purchased in the exchange transaction imposes a higher sales charge than was paid originally on the exchanged shares, the shareholder will be responsible for the difference between the two sales charges. Shares acquired through the reinvestment of dividends and distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid.

The terms of the exchange privilege are subject to change, and the privilege may be terminated by any of the Participating Funds or the Trust. However the privilege will not be terminated, and no material change that restricts the availability of the privilege to shareholders will be implemented, without reasonable advance notice to shareholders.

9.  TAXATION

The Funds intend to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company the Fund intends to distribute to shareholders at least 90% of its net investment income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses), and to meet certain diversification of assets, source of income, and other requirements of the Code. By so doing, a Fund will not be subject to

Federal income tax on its net investment income and net realized capital gains (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders. If a Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation, and its distributions will be taxable to shareholders as ordinary income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a 4% nondeductible excise tax. To prevent imposition of the excise tax, a Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31, of such year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of the year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition as well as gains or losses from certain foreign currency transactions and options on certain foreign currency transactions, generally are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's net investment income to be distributed to its shareholders as ordinary income.

Generally, the hedging transactions undertaken by the Fund may be deemed "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

A Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

The requirements applicable to regulated investment companies such as the Fund may limit the extent to which the Fund will be able to engage in transactions in options and forward contracts.

Distributions of net investment income (including realized net short-term capital gain) are taxable to shareholders as ordinary income. It is not expected that such distributions will be eligible for the dividends received deduction available to corporations.

Distributions of net long-term capital gain are taxable to shareholders as long-term capital gain, regardless of the length of time the Fund shares have been held by a shareholder, and are not eligible for the dividends received deduction. A loss realized by a shareholder on the sale of shares of the Fund with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss although such shares may have been held by the shareholder for one year or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment or distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

All distributions are taxable to the shareholder whether reinvested in additional shares or received in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the Federal tax status of distributions.

Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless be taxable to them.

Upon redemption or sale of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss generally will be long-term or short-term depending upon the shareholder's holding period for the shares.

The Funds intend to minimize foreign income and withholding taxes by investing in obligations the payments with respect to which will be subject to minimal or no such taxes insofar as this objective is consistent with the Funds' income objective. However, since a Fund may incur foreign taxes, it intends, if it is eligible to do so, to elect under Section 853 of the Code to treat each shareholder as having received an additional distribution from the Fund, in the amount indicated in a notice furnished to him, as his pro rata portion of income taxes paid to or withheld by foreign governments with respect to interest, dividends and gain on the Fund's foreign portfolio investments. The shareholder then may take the amount of such foreign taxes paid or withheld as a credit against his Federal income tax, subject to certain limitations. If the shareholder finds it more to his advantage to do so, he may, in the alternative, deduct the foreign tax withheld as an itemized deduction, in computing his taxable income. Each shareholder is referred to his tax adviser with respect to the availability of the foreign tax credit.

The Funds will be required to report to the Internal Revenue Service (the "IRS") all distributions as well as gross proceeds from the redemption of the Fund shares, except in the case of certain exempt shareholders. All such distributions and proceeds generally will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of nonexempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amount required to be withheld. Any amounts withheld may be credited against the shareholder's Federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower rate under a tax treaty).

10.  OTHER INFORMATION

ORGANIZATION

THE TRUST AND ITS SHARES

The Trust was originally incorporated in Maryland on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. On January 5, 1996, Forum Funds, Inc. was reorganized as a Delaware business trust. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may in the future divide portfolios or series into two or more classes of shares (such as Investor and Institutional Shares). Currently the authorized shares of the Trust are divided into 16 separate series.

Each share of each fund of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

CORE TRUST AND SCHRODER CORE

Core Trust is a business trust organized under the laws of the State of Delaware in September 1994. Schroder Core is a business trust organized under the laws of the State of Delaware in September 1995. Each of Core Trust and Schroder Core is registered under the Act as an open-end management investment company. Currently, Core Trust has __ separate portfolios and Schroder Core has four separate portfolios. The assets of each Portfolio, a diversified portfolio, belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other Portfolio of the respective trust.

Under each of Core Trust's and Schroder Core's Trust Instrument, the Trustees are authorized to issue beneficial interest in one or more separate and distinct series. Investments in a Portfolio have no preference, preemptive, conversion or similar rights and are fully paid and nonassessable, except as set forth below. Each investor in a Portfolio is entitled to a vote in proportion to the amount of its investment therein. Investors in a Portfolio and other series (collectively, the "portfolios") of Core Trust or Schroder Core will all vote together in certain circumstances (e.g., election of the Trustees and ratification of auditors, as required by the 1940 Act and the rules thereunder). One or more portfolios could control the outcome of these votes. Investors do not have cumulative voting rights, and investors holding more than 50% of the aggregate interests in Core Trust or in Schroder

Core or in a Portfolio, as the case may be, may control the outcome of votes. The Trust is not required and has no current intention to hold annual meetings of investors, but Core Trust and Schroder Core each will hold special meetings of investors when (1) a majority of the Trustees determines to do so or (2) investors holding at least 10% of the interests in Core Trust or Schroder Core (or a Portfolio) request in writing a meeting of investors in Core Trust or Schroder Core (or Portfolio). Except for certain matters specifically described in the Trust Instruments, the Trustees may amend the Trust's Trust Instrument without the vote of investors.

Core Trust and Schroder Core, with respect to a Portfolio, may enter into a merger or consolidation, or sell all or substantially all of its assets, if approved by the respective Board (without approval of the interestholders of the Portfolio. A Portfolio may be terminated (1) upon liquidation and distribution of its assets, if approved by the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act) or (2) by the Trustees of Core Trust or Schroder Core on written notice to the Portfolio's investors. Upon liquidation or dissolution of any Portfolio, the investors therein would be entitled to share pro rata in its net assets available for distribution to investors.

Core Trust and Schroder Core are organized as a business trust under the laws of the State of Delaware. Each trust's interestholders are not personally liable for the obligations of the trust under Delaware law. The Delaware Business Trust Act provides that an interestholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private corporations for profit. However, no similar statutory or other authority limiting business trust interestholder liability exists in many other states, including Texas. As a result, to the extent that Core Trust or Schroder Core or an interestholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject Core Trust or Schroder Core to liability. To guard against this risk, the Trust Instruments of Core Trust and Schroder Core disclaims liability for acts or obligations of the trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into by Core Trust, Schroder Core or their respective Trustees, and provides for indemnification out of Trust property of any interestholder held personally liable for the obligations of Core Trust and Schroder Core. Thus, the risk of an interestholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which (1) a court refuses to apply Delaware law, (2) no contractual limitation of liability is in effect, and (3) Core Trust or Schroder Core, as applicable, itself is unable to meet its obligations. In light of Delaware law, the nature of the trusts' business, and the nature of its assets, the Board believes that the risk of personal liability to a Trust interestholder is remote.

CUSTODY OF PORTFOLIO ASSETS

The Chase Manhattan Bank, N.A., through its Global Custody Division located in London, England, acts as custodian of the Schroder Portfolio's assets, but plays no role in making decisions as to the purchase or sale of portfolio securities for the Schroder Portfolios. Pursuant to rules adopted under the 1940 Act, the Schroder Portfolios may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board of Trustees following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Portfolios; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Portfolio assets.

PLACEMENT AGENT

Forum Financial Services, Inc., Two Portland Square, Portland, Maine 04101, serves as Core Trust's and Schroder Core's placement agent. FFSI receives no compensation for such placement agent services.

COUNSEL

Legal matters in connection with the issuance of shares of beneficial interest of the Trust are passed upon by the law firm of Seward & Kissel, 1200 G Street, N.W. Washington, D.C. 20005.

Kirkpatrick & Lockhart, 1800 Massachusetts Aveneue, N.W., Washington, D.C. 20036, counsel to Index portfolio, passes upon certain legal matters in connection with the interest in Index Portfolio.

Jacobs Persinger & Parker, 77 Water Street, New York, New York 10005, counsel to the Schroder Portfolios, passes upon certain legal matters in connection with the interests in the Schroder Portfolios.

INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, 02110, independent auditors, act as auditors for the Trust.

Coopers & Lybrand LLP ("Coopers & Lybrand") serves as independent accountants for the Schroder Portfolios. Coopers & Lybrand provides audit services and consultation in connection with review of U.S. Securities and Exchange Commission filings. Coopers & Lybrand's address is One Post Office Square, Boston, Massachusetts 02109.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

1.  CORPORATE BONDS

        MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Note: Those bonds in the Aa and A groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1 and A1.

        STANDARD AND POOR'S CORPORATION ("S&P")

Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

Note: The ratings for AA and A may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

        FITCH INVESTORS SERVICE, INC. ("FITCH")

AAA Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, shorter-term debt of these issuers is generally rate F-1+.

A Bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA categories.

2.  COMMERCIAL PAPER

        MOODY'S INVESTORS SERVICE, INC.

Moody's two highest ratings for short-term debt, including commercial paper, are Prime-1 and Prime-2. Both are judged investment grade, to indicate the relative repayment ability of rated issuers.

Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    ---  Leading market positions in well-established industries.
    ---  High rates of return on funds employed.
    --- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
    --- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
    --- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

        STANDARD AND POOR'S CORPORATION

S&P's two highest commercial paper ratings are A and B. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. A-3 issues have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

        FITCH INVESTORS SERVICE, INC.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

                                        PART C
                                  OTHER INFORMATION


ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS.

(a)  FINANCIAL STATEMENTS.

Included in the Prospectus:

     Financial Highlights.

Included in the Statement of Additional Information:

     Audited financial statements for the fiscal year ended March 31, 1997 including Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Notes to Financial Statements, Financial Highlights, Portfolio of Investments and Report of Independent Auditors were filed with the Securities and Exchange Commission via EDGAR for: (i) Daily Assets Treasury Fund, Investors Bond Fund, TaxSavers Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Value Fund, and Payson Balanced Fund on June 6, 1997, accession number 0000912057-97-019701; (ii) Austin Global Equity Fund on June 9, 1997, accession number 0001004402-97-000009; and (iii) Oak Hall Equity Fund on June 6, 1997, accession number 0000912057-97-019699 pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended, and incorporated herein by reference.

     Unaudited financial statements for the period October 1, 1996 through February 28, 1997 including Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Notes to Financial Statements, and Financial Highlights for Daily Assets Cash Fund are set forth in Appendix B to the SAI.

     Audited financial statements for the fiscal year ended March 31, 1997 including Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Notes to Financial Statements, Financial Highlights, Portfolio of Investments and Report of Independent Accountants for Quadra Limited Maturity Treasury Fund, filed with the Securities and Exchange Commission on June 5, 1997 for such Fund, accession number 0000912057-97-019598, pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended, and incorporated herein by reference.

     Daily Assets Government Fund.  Not Applicable to this filing.

(b)  EXHIBITS.

NOTE: * INDICATES THAT THE EXHIBIT IS INCORPORATED HEREIN BY REFERENCE.
ALL REFERENCES TO A POST-EFFECTIVE AMENDMENT ("PEA") OR PRE-EFFECTIVE AMENDMENT ("PREEA") ARE TO PEAS AND PREEAS TO REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A, FILE NO. 2-67052.

     (1)* Copy of the Trust Instrument of the Registrant dated August 29, 1995 (filed as Exhibit 1 to PEA No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

     (2)* Copy of By-Laws of the Registrant (filed as Exhibit (2) to PEA No. 43 via EDGAR on July 31, 1997, accession number
            0000912057-97-025707)

     (3)    None.

     (4)    (a)     Sections 2.04 and 2.06 of Registrant's Trust Instrument
                    provide as follows:

                         "SECTION 2.04  TRANSFER OF SHARES. Except as otherwise
                    provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by his agent thereunto duly authorized in writing, upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer and such evidence of the genuineness of such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

                         "SECTION 2.06  ESTABLISHMENT OF SERIES. The Trust
                    created hereby shall consist of one or more Series and separate and distinct records shall be maintained by the Trust for each Series and the assets associated with any such Series shall be held and accounted for separately from the assets of the Trust or any other Series. The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the Shareholders of any Series of the Trust, to establish and designate and to change in any manner any such Series of Shares or any classes of initial or additional Series and to fix such preferences, voting powers, rights and privileges of such Series or classes thereof as the Trustees may from time to time determine, to divide or combine the Shares or any Series or classes thereof into a greater or lesser number, to classify or reclassify any issued Shares or any Series or classes thereof into one or more Series or classes of Shares, and to take such other action with respect to the Shares as the Trustees may deem desirable. The establishment and designation of any Series shall be effective upon the adoption of a resolution by a majority of the Trustees setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series. A Series may issue any number of Shares and need not issue shares. At any time that there are no Shares outstanding of any particular Series previously established and designated, the Trustees may by a majority vote abolish that Series and the establishment and designation thereof.

                         "All references to Shares in this Trust Instrument
                    shall be deemed to be Shares of any or all Series, or classes thereof, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series of the Trust, and each class thereof, except as the context otherwise requires.

                         "Each Share of a Series of the Trust shall represent an
                    equal beneficial interest in the net assets of such Series. Each holder of Shares of a Series shall be entitled to receive his pro rata share of all distributions made with respect to such Series. Upon redemption of his Shares, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust."

     (5)    (a)*    Form of Investment Advisory Agreement between Registrant and
                    Forum Advisors, Inc. (filed as Exhibit 5(a) to PEA No. 33 via EDGAR on January 5, 1996, accession number
                    0000912057-96-000216).

            (b)* Form of Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to the Payson Value Fund and the Payson Balanced Fund (filed as Exhibit 5(b) to PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

            (c)* Investment Advisory Agreement between Registrant and Quadra Capital Partners, L.P. (filed as Exhibit (5)(c) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

            (d)* Investment Subadvisory Agreement between Quadra Capital Partners, L.P. and Anhalt/O'Connell, Inc. (filed as Exhibit
                    (5)(d) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

            (e)* Investment Subadvisory Agreement between Quadra Capital Partners, L.P. and Carl Domino Associates, L.P. (filed as Exhibit (5)(e) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

            (f)* Investment Subadvisory Agreement between Quadra Capital Partners, L.P. and McDonald Investment Management, Inc. (filed as Exhibit (5)(f) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

            (g)* Investment Subadvisory Agreement between Quadra Capital Partners, L.P. and LM Capital Management, Inc. (filed as Exhibit (5)(g) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

            (j)* Investment Advisory Agreement between the Registrant and Austin Investment Management, Inc. (filed as Exhibit (5)(j) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

            (k)* Investment Advisory Agreement between the Registrant and Oak Hall Capital Advisors, Inc. (filed as Exhibit (5)(k) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

            (l)* Investment Advisory Agreement between Norwest Bank Minnesota, N.A. and Core Trust (Delaware), relating to Index Portfolio (filed as Exhibit 5(a) to Amendment No. 5 to the Registration Statement of Core Trust (Delaware),
                    File No. 811-8858   , via EDGAR on September 30, 1996,
                    accession number 0000912057-96-021568).

            (m)* Investment Advisory Agreement between Schroder Capital Management International Inc. and Schroder Capital Funds, relating to Schroder U.S. Smaller Companies Portfolio, International Equity Fund and Schroder Emerging Markets Fund Institutional Portfolio (filed as Exhibit 5 to PEA No. 1 to the Registration Statement of Schroder Capital
                    Funds, File No. 811-9130   , via EDGAR on August 9, 1996,
                    accession number 0000898432-96-000341).

     (6)    (a)*    Form of Management and Distribution Agreement between
                    Registrant and Forum Financial Services, Inc. (filed as
                    Exhibit 6(a) to PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

            (b)* Form of Distribution Services Agreement between Registrant and Forum Financial Services, Inc. (filed as Exhibit 6(b) to PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

            (c)* Form of Selected Dealer Agreement between Forum Financial Services, Inc. and securities brokers (filed as Exhibit 6(c) to PEA 21).

            (d)* Form of Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates filed as
                    Exhibit 6(d) of PEA 21).

            (e)* Form of Administration Agreement between Registrant and Forum Administrative Services, LLC (filed as Exhibit 6(e) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

            (f)* Form of Distribution Agreement between Registrant and Forum Financial Services, Inc. (filed as Exhibit 6(f) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

     (7)    None.

     (8)    (a)*    Form of Transfer Agency Agreement between Registrant and
                    Forum Financial Corp. (filed as Exhibit 8(a) to PEA No. 33 via EDGAR on January 5, 1996, accession number
                    0000912057-96-000216).

            (b)* Form of Custodian Agreement between Registrant and the First National Bank of Boston (filed as Exhibit 8(b) to PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

     (9)    (a)*    Form of Management Agreement between Registrant and Forum
                    Financial Services, Inc. (filed as Exhibit 9(a) to PEA No.
                    33 via EDGAR on January 5, 1996, accession number
                    0000912057-96-000216).

     (10)* Opinion of Seward & Kissel dated January 5, 1996 (filed as Exhibit 10 of PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

     (11) Consent of independent auditors (filed as Exhibit 11 to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

     (12)   None.

     (13)* Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of registrant (filed as Exhibit 13 to Registration Statement).

     (14)* Form of Disclosure Statement and Custodial Account Agreement applicable to individual retirement accounts (filed as Exhibit 14 of PEA No. 21).

     (15)   (a)*    Form of Rule 12b-1 Plan adopted by the Registrant (filed as
                    Exhibit 15 of PEA No. 16).

            (b)* Rule 12b-1 Plan adopted by the Registrant with respect to the Payson Value Fund and the Payson Balanced Fund (filed as
                    Exhibit 8(c) of PEA No. 20).

     (16) Schedule of Sample Performance Calculations (filed as Exhibit 16 to PEA No. 43 via EDGAR on July 31, 1997, accession number
     0000912057-97-025707).

     Other Exhibits*:

            Powers of Attorney (filed as Exhibit 99 to PEA No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES AS OF JULY 31, 1997

     Title of Class                                           Number of Holders
     --------------                                           -----------------

     Investors Bond Fund                                                     74
     TaxSaver Bond Fund                                                      50
     Daily Assets Cash Fund                                                  14
     Daily Assets Treasury Fund                                              65
     Daily Assets Government Fund                                             0
     Daily Assets TaxSaver Fund                                               0
     Payson Value Fund                                                      308
     Payson Balanced Fund                                                   376
     Maine Municipal Bond Fund                                              389
     New Hampshire Bond Fund                                                 80
     Austin Global Equity Fund                                               11
     Oak Hall Equity Fund                                                   204
     Quadra Limited Maturity Treasury Fund                                    3
     Quadra Value Equity Fund                                                15
     Quadra International Equity Fund                                        10
     Quadra Opportunistic Bond Fund                                           5

ITEM 27. INDEMNIFICATION.

     In accordance with Section 3803 of the Delaware Business Trust Act, SECTION
5.2 of the Registrant's Trust Instrument provides as follows:

     "5.2.  INDEMNIFICATION.

               "(a) Subject to the exceptions and limitations contained in Section (b) below:

                    "(i)      Every Person who is, or has been, a Trustee or
               officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                   "(ii) The words "claim," "action," "suit," or
               "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

               "(b) No indemnification shall be provided hereunder to a Covered Person:

                    "(i)      Who shall have been adjudicated by a court or body
               before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust;
               or

                    "(ii)     In the event of a settlement, unless there has
               been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                    "(A)      By the court or other body approving the
                    settlement;

                    "(B)      By at least a majority of those Trustees who are
                    neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                    "(C)      By written opinion of independent legal counsel
                    based upon a review of readily available facts (as opposed to a full trial-type inquiry);

               provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

            "(c)    The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

            "(d)    Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this

     Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

            "(e)    Conditional advancing of indemnification monies under this
     Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or
     (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

            "(f)    In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

Paragraph 4 of each Investment Advisory Agreement provides in substance as follows:

            "4.     We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or and to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

Paragraphs 3(f) and (g) and paragraph 5 of the Management and Distribution Agreement provide as follows:

            "(f)    We agree to indemnify, defend and hold you, your several
     officers and directors, and any person who controls you within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which you, your officers and directors or any such controlling person may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in our Registration Statement or Prospectus in effect from time to time under the Securities Act or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading; provided, however, that in no event shall anything contained in this paragraph 3(f) be so construed as to protect you against any liability to us or our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of your duties, or by reason of your reckless disregard of your obligations and duties under this paragraph. Our agreement to indemnify you, your officers and directors and any such controlling person as aforesaid is expressly conditioned upon our being notified of any action brought against you, your officers and directors or any such controlling person, such notification to be given by letter or by telegram addressed to us at our principal office in New York, New York, and sent to us by the person against whom such action is brought within ten days after the summons or other first legal process shall have been served. The failure so to notify us of any such action shall not relieve us from any liability which we may have to the person against whom such action is brought by reason of any such alleged untrue statement or omission otherwise than on account of our indemnity agreement contained in this paragraph 3(f). We will be entitled to assume the defense of any suit brought to enforce any such claim, and to retain counsel of good standing chosen by us and approved by you. In the event we do elect to assume the defense of any such suit and retain counsel of good standing approved by you, the defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by any of them; but in case we do not elect to assume the defense of any such suit, or in case you do not approve of counsel chosen by us, we will reimburse you or the controlling person or persons named as defendant or defendants in such suit, for the fees and expenses of any counsel retained by you or them. Our indemnification agreement contained in this paragraph 3(f) and our representations and warranties in this agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of you, your officers and directors or any controlling person and shall survive the sale of any shares of our common stock made pursuant to subscriptions obtained by you. This agreement of indemnity will inure exclusively to your benefit, to the benefit of your successors and assigns, and to the benefit of your officers and directors and any controlling persons and their successors and assigns. We agree promptly to notify you of the commencement of any litigation or proceeding against us in connection with the issue and sale of any shares of our common stock.

     "(g)   You agree to indemnify, defend and hold us, our several officers and directors, and person who controls us within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities, and expenses (including the cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which we, our officers or directors, or any such controlling person may incur under the Act or under common law or otherwise, but only to the extent that such liability, or expense incurred by us, our officers or directors or such controlling person resulting from such claims or demands shall arise out of or be based upon any alleged untrue statement of a material fact contained in information furnished in writing by you in your capacity as distributor to us for use in our Registration Statement or Prospectus in effect from time to time under the Act, or shall arise out of or be based upon any alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement or Prospectus or necessary to make such information not misleading. Your agreement to indemnify us, our officers and directors, and any such controlling person as aforesaid is expressly conditioned upon your being notified of any action brought against us, our officers or directors or any such controlling person, such notification to be given by letter or telegram addressed to you at your principal office in New York, New York, and sent to you by the person against whom such action is brought, within ten days after the summons or other first legal process shall have been served. You shall have a right to control the defense of such action, with counsel of your own choosing, satisfactory to us, if such action is based solely upon such alleged misstatement or omission on your part, and in any other event you and we, our officers or directors or such controlling person shall each have the right to participate in the defense or preparation of the defense of any such action. The failure so to notify you of any such action shall not relieve you from any liability which you may have to us, to our officers or directors, or to such controlling person by reason of any such untrue statement or omission on your part otherwise than on account of your indemnity agreement contained in this paragraph 3(g).

     "5     We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason or willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

Section 9(a) of the Distribution Services Agreement provides:

     "The Company agrees to indemnify, defend and hold the Underwriter, and any person who controls the Underwriter within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Underwriter or any such controlling person may incur, under the Securities Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Company's Registration Statement or the Prospectus or Statement of Additional Information in effect from time to time under the Securities Act and relating to the Fund or arising out of or based upon any alleged omission to state a material fact required to be stated in any thereof or necessary to make the statements in any thereof not misleading; provided, however, that in no event shall anything herein contained be so construed as to protect the Underwriter against any liability to the Company or its security holders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of the Underwriter's reckless disregard of its obligations and duties under this agreement. The Company's agreement to indemnify the Underwriter and any controlling person as aforesaid is expressly conditioned upon the Company's being notified of the commencement of any action brought against the Underwriter or any such controlling person, such notification to be given by letter or by telegram addressed to the Company at its principal office in New York, New York, and sent to the Company by the person against whom such action is brought within ten days after the summons or other first legal process shall have been served. The Company will be entitled to assume the defense of any suit brought to enforce any such claim, and to retain counsel of good standing chosen by the Company and approved by the Underwriter. In the event the Company elects to assume the defense of any such suit and retain counsel of good standing approved by the Underwriter, the defendants in the suit shall bear the fees and expenses of any additional counsel retained by any of them; but in case the Company does not elect to assume the defense of the suit or in case the Underwriter does not approve of counsel chosen by the Company, the Company will reimburse the Underwriter or the controlling person or persons named defendant or defendants in the suit for the fees and expenses of any counsel retained by the Underwriter or such person. The indemnification agreement contained in this Section 9 shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Underwriter or any controlling person and shall survive the sale of the Fund's shares made pursuant to subscriptions obtained by the Underwriter. This agreement of indemnity will inure exclusively to the benefit of the Underwriter, to the benefit of its successors and assigns, and to the benefit of any controlling persons and their successors and assigns. The Company agrees promptly to notify the Underwriter of the Underwriter of the commencement of any litigation or proceeding against the Company in connection with the issue and sale of any of shares of the Fund. The failure to do so notify the Company of the commencement of any such action shall not relieve the Company from any liability which it may have to the person against whom the action is brought by reason of any alleged untrue statement or omission otherwise than on account of the indemnity agreement contained in this Section 9."

In so far as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

Forum Advisors, Inc.

     The descriptions of Forum Advisors, Inc. under the caption
     "Management-Adviser" in the Prospectus and Statement of Additional Information relating to the Investors Bond Fund, the TaxSaver Bond Fund, the Daily Assets Cash Fund, the Daily Assets Government Fund, the Daily Assets Treasury Fund, the Maine Municipal Bond Fund, the New Hampshire Bond Fund, constituting certain of Parts A and B, respectively, of the Registration Statement are incorporated by reference herein.

     The following are the directors and officers of Forum Advisors, Inc., Two Portland Square, Portland, Maine 04101, including their business connections which are of a substantial nature.

     John Y. Keffer, President and Secretary.

            Chairman and President of the Registrant; President of Forum Financial Services, Inc. and of Forum Financial Corp., Mr. Keffer is a director and/or officer of various registered investment companies for which Forum Administrative Services, LLC serves as administrator and for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor.


     Sara M. Morris, Treasurer.

            Treasurer of Forum Financial Services, Inc. and of Forum Financial Corp., Ms. Morris is an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor.

     David I. Goldstein, Secretary.

            Secretary of Forum Financial Services, Inc. and of Forum Financial Corp., Mr. Goldstein is an officer of various registered investment companies for which Forum Administrative Services serves as administrator and for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor.

     Margaret J. Fenderson, Assistant Treasurer.

            Ms. Fenderson is Assistant Treasurer of Forum Financial Services, Inc. and of Forum Financial Corp.

     Dana Lukens, Assistant Secretary.

            Mr. Lukens is Assistant Secretary of Forum Financial Services, Inc. and of Forum Financial Corp.

H.M. Payson & Co.

     The descriptions of H.M. Payson & Co. under the caption "Management - Adviser" in the Prospectus and Statement of Additional Information, with respect to the Payson Value Fund and the Payson Balanced Fund, constituting certain of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

     The following are the directors and principal executive officers of H.M. Payson & Co., including their business connections which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

     Adrian L. Asherman, Managing Director.

            Portfolio Manager of H.M. Payson & Co. since 1955, General Partner from 1964 to 1987 and Managing Director since 1987. His address is One Portland Square, Portland, Maine 04101.

     John C. Downing, Managing Director and Treasurer.

            Portfolio Manger of H.M. Payson since 1983 and Managing Director since 1992. Mr. Downing has been associated with H.M. Payson since 1983. His address is One Portland Square, Portland, Maine 04101.

     William A. Macleod, Managing Director.

            Portfolio Manager of H.M. Payson & Co. since 1984 and Managing Director since 1989. His address is One Portland Square, Portland, Maine 04101.

     Thomas M. Pierce, Managing Director.

            Portfolio Manager of H.M. Payson & Co. since 1975, General Partner from 1981 to 1987 and Managing Director since 1987. His address is One Portland Square, Portland, Maine 04101.

     Peter E. Robbins, Managing Director.

            Portfolio Manager of H.M. Payson & Co. since 1992, except for the period from January 1988 to October 1990. During that period, Mr. Robbins was president of Mariner Capital Group, a real estate development and non-financial asset management business. General Partner of H.M. Payson & Co. from 1986 to 1987, and Managing Director from 1987 to 1988, and since 1993.

     John H. Walker, Managing Director and President.

            Portfolio Manager of H.M. Payson & Co. since 1967, General Partner from 1974 to 1987, and Managing Director since 1987. Mr. Walker is also a Director of York Holding Company and York Insurance Company. His address is One Portland Square, Portland, Maine 04101.

     Teresa M. Esposito, Managing Director.

            Managing Director of H.M. Payson & Co. since 1995. Her address is One Portland Square, Portland, Maine 04101.

     John C. Knox, Managing Director.

            Managing Director of H.M. Payson & Co. since 1995. His address is One Portland Square, Portland, Maine 04101.

     Harold J. Dixon, Managing Director and Secretary.

            Managing Director of H.M. Payson & Co. since 1995. His address is One Portland Square, Portland, Maine 04101.

     Laura McDill, Managing Director.

            Managing Director of H.M. Payson & Co. since 1995. Her address is One Portland Square, Portland, Maine 04101.

Austin Investment Management, Inc.

     The description of Austin Investment Management, Inc. under the caption "Management - Adviser" in the Prospectus and Statement of Additional Information with respect to the

     Austin Global Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

     The following is the director and principal executive officer of Austin Investment Management, Inc. 375 Park Avenue, New York, New York 10152, including his business connections which are of a substantial nature.

     Peter Vlachos, Director, President Treasurer and Secretary

Oak Hall Capital Advisors, Inc.

     The description of Oak Hall Capital Advisors, Inc. under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Oak Hall Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

     The following are the directors and principal executive officers of, Oak Hall Capital Advisors, Inc. 122 East 42nd Street, New York, New York 10168, including their business connections which are of a substantial nature.

     Alexander G. Anagnos, Director and Portfolio Manager.

            Consultant to American Services Corporation and Financial Advisor to WR Family Associates.

     Lewis G. Cole, Director.

            Partner, the Law Firm of Strook, Strook & Lavan.

     John C. Hathaway, President, director and Portfolio Manager.

     John J. Hock, Executive Vice President.

     Charles D. Klein, Portfolio Manager.

            Director, American Securities Corporation and Financial Advisor to WR Family Associates.

     David P. Steinmann, Executive Vice President, Secretary and Treasurer.

            Administrator WR Family Associates and Secretary and Treasurer of American Securities Corporation.

Carl Domino Associates, L.P.

     The description of Carl Domino Associates, L.P. under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Quadra Value Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

     The following are the directors and principal executive officers of, Carl Domino Associates, L.P., 580 Village Blvd., West Palm Beach, FL 33409 including their business connections which are of a substantial nature.

     Carl J. Domino, Managing Partner & Portfolio Manager.

     Paul Scoville, Jr., Senior Portfolio Manager.

     Ann Fritts Syring, Senior Portfolio Manager.

     John Wagstaff-Callahan, Senior Portfolio Manager.

            Prior to joining Carl Domino Associates, L.P., Mr. Wagstaff-Callahan was a Trustee with Batterymarch Financial Management, Boston, Massachusetts.

     Stephen Krider Kent, Jr., Senior Portfolio Manager.

            Prior to joining Carl Domino Associates, L.P., Mr. Kent was a Senior Portfolio Manager with Gamble, Jones Holbrook & Bent, Carlsbad, California.

Anhalt/O'Connell, Inc.

     The description of Anhalt/O'Connell, Inc. under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Quadra Limited Maturity Treasury Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

     The following are the directors and principal executive officers of, Anhalt/O'Connell, Inc., 345 South Figueroa Street, Suite 303, Los Angeles, CA, including their business connections which are of a substantial nature.

     Paul Edward Anhalt, Managing Director and Chairman.

            Mr. Anhalt is also a partner of Anhalt/O'Connell, a partnership, and was formerly Managing Director and Consulting Economist of Trust Company of the West.

     Michael Frederick O'Connell, Managing Director

            Mr. O'Connell is also a partner of Anhalt/O'Connell, a partnership, and was formerly Managing Director of Trust Company of the West and Vice President of Institutional Research Services, Inc., a registered broker-dealer.

LM Capital Management, Inc.

     The description of LM Capital Management, Inc., under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Quadra Opportunistic Bond Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

     The following are the directors and principal executive officers of, LM Capital Management, Inc., including their business connections which are of a substantial nature.

     Luis Malzel, Managing Director.

     John Chalker, Managing Director

McDonald Investment Management, Inc.

     The description of McDonald Investment Management, Inc., under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Quadra International Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

     The following are the directors and principal executive officers of McDonald Investment Management, Inc., including their business connections which are of a substantial nature.

     John McDonald, President and Chief Investment Officer.

     Ron Belcot, Vice President - Research and Trading.

     Bill Hallman, Vice President.

     Ray DiBernardo, Vice President., Managing Director

            Mr. DiBernardo was formerly a portfolio manager with Royal Trust.

Smith Asset Management Group, L.P.

     The description of Smith Asset Management Group, L.P., under the caption "Management - Investment Advisory Services" in the Prospectus and Statement of Additional Information with respect to the Quadra Growth Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

     The following are the directors and principal executive officers of Smith Asset Management Group, L.P., including their business connections which are of a substantial nature.

     Mr. Stephen Smith, Chief Investment Officer

ITEM 29. PRINCIPAL UNDERWRITER.

     (a) Forum Financial Services, Inc., Registrant's underwriter, serves as underwriter to Core Trust (Delaware), The CRM Funds, The Cutler Trust, The Highland Family of Funds, Monarch Funds, Norwest Funds, Norwest Select Funds, Sound Shore Fund, Inc., and Trans Adviser Funds, Inc.

     (b) John Y. Keffer, President of Forum Financial Services, Inc., is the Chairman and President of the Registrant. Sara M. Morris is the Treasurer of Forum Financial Services. David I. Goldstein, Secretary of Forum Financial Services, Inc., is the Secretary of the Registrant. Margaret J. Fenderson is the Assistant Treasurer of Forum Financial Services, Inc. and Dana Lukens is the Assistant Secretary of Forum Financial Services, Inc. Their business address is Two Portland Square, Portland, Maine 04101.

     (c)    Not Applicable.

ITEM 30. LOCATION OF BOOKS AND RECORDS.

     The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Financial Corp., Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, The First National Bank of Boston, 100 Federal Street, Boston, Massachusetts 02106. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 28 hereof.

ITEM 31. MANAGEMENT SERVICES.

     Not Applicable.

ITEM 32. UNDERTAKINGS.

(i) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                      SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland, and State of Maine on the 29th day of August, 1997.

                                              FORUM FUNDS


                                              By:/s/ John Y. Keffer
                                                 --------------------------
                                                 John Y. Keffer, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons on the 29th day of August, 1997.

            Signatures                                      Title
            ----------                                      -----

(a) Principal Executive Officer

    /s/ John Y. Keffer                                     President
    ------------------------                               and Chairman
    John Y. Keffer

(b) Principal Financial and Accounting Officer

    /s/ Robert B. Campbell                                 Treasurer
    ------------------------
    Robert B. Campbell

(c) A majority of the Trustees

    /s/ John Y. Keffer                                     Trustee
    ------------------------
    John Y. Keffer

    James C. Cheng*                                        Trustee
    J. Michael Parish*                                     Trustee
    Costas Azariadis*                                      Trustee

    By: /s/ John Y. Keffer
        ------------------------
        John Y. Keffer
        Attorney in Fact*

                                      SIGNATURES

On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Forum Funds to be signed in the City of Portland, State of Maine on the 29th day of August, 1997.

                                                     CORE TRUST (DELAWARE)

                                                     By: /s/ John Y. Keffer
                                                         ----------------------
                                                         John Y. Keffer
                                                         President

This amendment to the Registration Statement of Forum Funds has been signed below by the following persons in the capacities indicated on the 29th day of August, 1997.

    SIGNATURES                                             TITLE

(a) Principal Executive Officer

    /s/ John Y. Keffer                                     Chairman and
    ------------------------                               President
    John Y. Keffer

(b) Principal Financial and Accounting Officer

    /s/ Richard C. Butt                                    Treasurer, Principal
    ------------------------                               Financial and
    Richard C. Butt                                        Accounting Officer


(c) A Majority of the Trustees

    /s/ John Y. Keffer                                     Chairman
    ------------------------
    John Y. Keffer

    J. Michael Parish                                      Trustee
    James C. Cheng                                         Trustee
    Costas Azariadis                                       Trustee

    By: /s/ John Y. Keffer
        ------------------------
        John Y. Keffer
        Attorney in Fact

                                      SIGNATURES

On behalf of Schroder Capital Funds, being duly authorized, I have duly caused this amendment to the Registration Statement of Forum Funds to be signed in the City of New York, State of New York on the 29th day of August, 1997.

                                                    SCHRODER CAPITAL FUNDS

                                                    By:  /s/ Catherine A. Mazza
                                                        -----------------------
                                                         Catherine A. Mazza

This amendment to the Registration Statement of Forum Funds has been signed below by the following persons in the capacities indicated on the 29th day of August, 1997.

    Signatures                                             Title
    ----------                                             -----

(a) Principal Executive Officer

    MARK J. SMITH

    *By: /s/Thomas G. Sheehan                              President and
         ----------------------                            Trustee
            Thomas G. Sheehan
            Attorney-in-Fact

(b) Principal Financial and
    Accounting Officer

    ROBERT JACKOWITZ                                       Treasurer

    By:  /s/ Thomas G. Sheehan
         ----------------------
             Thomas G. Sheehan
             Attorney-in-Fact

(c) Majority of the Trustees

    PETER E. GUERNSEY                                      Trustee
    RALPH E. HANSMANN                                      Trustee
    JOHN I. HOWELL                                         Trustee
    HERMANN C. SCHWAB                                      Trustee

    By:  /s/ Thomas G. Sheehan
         ----------------------
             Thomas G. Sheehan
             Attorney-in-Fact